FRANKLIN ALTERNATIVE STRATEGIES FUNDS

Consolidated Schedule of Investments, February 28, 2026 (unaudited)

Franklin Alternative Strategies Fund

	Country	Shares/ Warrants/ Rights	Value

Common Stocks and Other Equity Interests 18.5%

Aerospace & Defense 0.3%
[a]The Boeing Co.	United States	6,962	$1,584,064
[a,b]Intuitive Machines, Inc., A	United States	700	11,536
[a]Satellogic Inc., A, 1/25/27, wts.	United States	2,058	1,029

			1,596,629

Air Freight & Logistics 0.2%
[c]C.H. Robinson Worldwide Inc.	United States	5,247	972,007

Automobiles 0.2%
[a]Stellantis NV	United States	117,093	950,078

Biotechnology 5.5%
[a]Abivax SA, ADR	France	3,794	460,136
[a,b]Apellis Pharmaceuticals Inc.	United States	39,182	821,255
[a,b]Apogee Therapeutics Inc.	United States	14,531	1,017,170
[a]Arcutis Biotherapeutics Inc.	United States	26,910	725,763
[a]Argenx SE, ADR	Netherlands	2,580	1,978,654
[a]Beone Medicines Ltd., ADR	United States	5,727	1,815,402
[a]Bridgebio Pharma Inc.	United States	1,070	71,134
[a,b]Celcuity Inc.	United States	7,384	824,867
[a]Disc Medicine Inc., A	United States	19,401	1,292,495
Gilead Sciences Inc.	United States	6,193	922,447
[a]Ideaya Biosciences Inc.	United States	14,332	461,490
[a,b]Immunovant Inc.	United States	18,634	516,721
[a]Insmed Inc.	United States	10,474	1,564,082
[a,b]Kymera Therapeutics Inc.	United States	11,780	1,076,103
[a,b]Mineralys Therapeutics Inc.	United States	40,511	1,185,352
[a]NewAmsterdam Pharma Co. NV	Netherlands	29,107	1,032,134
[a]Olema Pharmaceuticals Inc.	United States	28,134	680,843
[a]Protagonist Therapeutics Inc.	United States	8,512	783,785
Regeneron Pharmaceuticals Inc.	United States	1,818	1,421,076
[a]Revolution Medicines Inc.	United States	9,813	1,001,122
[a]Roivant Sciences Ltd.	United States	56,233	1,627,383
[a]Scholar Rock Holding Corp.	United States	40,344	1,786,029
[a]uniQure NV	Netherlands	40,132	627,263
[a,b]Vaxcyte Inc.	United States	30,742	1,898,011
[a]Vertex Pharmaceuticals Inc.	United States	2,227	1,106,440
[a]Viridian Therapeutics Inc.	United States	30,396	893,034
[a]Xenon Pharmaceuticals Inc.	Canada	32,692	1,413,275

			29,003,466

Building Products 0.3%
[a]Builders FirstSource Inc.	United States	830	86,561
[a]Johnson Controls International PLC	United States	9,128	1,317,170
[a]Masterbrand Inc.	United States	6,992	70,759
Owens Corning	United States	700	85,449

			1,559,939

Chemicals 0.2%
Dow Inc.	United States	26,006	799,164

Communications Equipment 0.0%†
[a,d]Riverbed Technology, Inc.	United States	1,499	—

Construction & Engineering 0.7%
[a]Mastec Inc.	United States	10,784	3,213,847
[a]Solv Energy Inc., A	United States	10,459	329,668

			3,543,515

Quarterly Consolidated Schedule of Investments | See Notes to the Consolidated Schedule of Investments.

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin Alternative Strategies Fund (continued)

	Country	Shares/ Warrants/ Rights	Value

Common Stocks and Other Equity Interests (continued)

Construction Materials 0.0%†
[a]James Hardie Ind PLC	United States	3,517	$85,639

Consumer Discretionary 0.0%†
[a,d]Vinty Holding 5 SA	Luxembourg	11,369,458	51,163

Diversified Telecommunication Services 0.1%
Comcast Corp., A	United States	11,219	347,340
[a,c]Uniti Group Inc.	United States	54,767	400,895

			748,235

Electric Utilities 2.8%
Constellation Energy Corp.	United States	8,471	2,794,414
[c]Edison International	United States	5,156	385,359
[c]Entergy Corp.	United States	19,689	2,108,889
[c]FirstEnergy Corp.	United States	41,495	2,122,884
[c]NextEra Energy Inc.	United States	24,955	2,340,030
NRG Energy Inc.	United States	6,509	1,164,851
[c]PG&E Corp.	United States	54,731	1,039,889
[c]Xcel Energy Inc.	United States	29,800	2,484,128

			14,440,444

Electrical Equipment 0.8%
[a,c]Enovix Corp.	United States	59,126	311,594
[a]Forgent Power Solutions Inc., A	United States	11,250	386,887
Fujikura Ltd.	Japan	3,889	664,057
Mitsubishi Electric Corp.	Japan	59,687	2,271,868
Nidec Corp.	Japan	40,451	636,144

			4,270,550

Electronic Equipment, Instruments & Components 0.6%
[a]Aeva Technologies Inc.	United States	12,534	166,201
[a,c]Coherent Corp.	United States	5,521	1,429,552
[a]Flex Ltd.	United States	15,201	957,967
[a]Keysight Technologies Inc.	United States	2,593	796,907

			3,350,627

Financial Services 0.1%
[a]DSG TopCo Inc.	United States	27,996	391,944
[a,d]Pershing Square Tontine Holdings Ltd., A	United States	42,829	—
[d]Pershing Square Tontine Holdings Ltd., A, 12/31/33, Contingent Value, rts.	United States	10,707	—
[a,b]Shift4 Payments Inc., A	United States	285	12,560
[a,d]Spree Acquisition Corp. 1 Ltd., 12/22/28, wts.	Israel	3,069	—
[a,d]Target Global Acquisition I Corp., A, 12/31/27, wts.	Israel	3,516	37

			404,541

Ground Transportation 0.0%†
[a,b,f]Hertz Global Holdings Inc.	United States	10,955	49,736

Health Care Equipment & Supplies 1.1%
Abbott Laboratories	United States	16,578	1,928,850
[a]Align Technology Inc.	United States	7,797	1,482,209
[a]Edwards Lifesciences Corp.	United States	25,842	2,234,558
[a,b]Lantheus Holdings Inc.	United States	169	12,660

			5,658,277

Health Care Providers & Services 0.7%
[a,c]Community Health Systems Inc.	United States	77,602	268,503
CVS Health Corp.	United States	33,420	2,670,258

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin Alternative Strategies Fund (continued)

	Country	Shares/ Warrants/ Rights	Value

Common Stocks and Other Equity Interests (continued)

Health Care Providers & Services (continued)
UnitedHealth Group Inc.	United States	2,829	$829,661

			3,768,422

Hotels, Restaurants & Leisure 0.0%†
[a,g]Delivery Hero SE, A, 144A	South Korea	9,830	226,089

Household Durables 0.0%†
[a]Mohawk Industries Inc.	United States	652	81,676

Independent Power & Renewable Electricity Producers 0.1%
The AES Corp.	United States	24,649	425,935

Interactive Media & Services 0.1%
[a,c]IAC Inc.	United States	6,365	243,907
[a]Match Group Inc.	United States	191	6,036
[a,b]Ziff Davis Inc.	United States	420	11,373

			261,316

IT Services 0.0%†
[a]Brand Engagement Network Inc., A, 3/14/29, wts.	United States	241	79

Life Sciences Tools & Services 1.1%
Agilent Technologies Inc.	United States	16,539	2,007,504
Danaher Corp., W	United States	3,337	702,906
Lonza Group AG	Switzerland	3,547	2,467,091
Thermo Fisher Scientific Inc.	United States	1,251	651,908

			5,829,409

Machinery 0.3%
Dover Corp.	United States	5,318	1,199,209
Ihi Corp.	Japan	16,020	438,269
[a,d]Maxeon Solar Technologies, 1/15/28, wts.	United States	32,750	3,906

			1,641,384

Media 0.2%
[a]Echostar Corp., A	United States	7,221	834,242
[a]Optimum Communications Inc., A	United States	59,384	85,513
[a]Sirius XM Holdings Inc.	United States	460	10,102

			929,857

Metals & Mining 0.1%
[a,c]Cleveland-Cliffs Inc.	United States	27,280	290,805
[a,d]Samarco Mineracao SA Escrow	Brazil	384,000	15,763

			306,568

Multi-Utilities 0.0%†
[a]CenterPoint Energy Inc.	United States	74	3,219
[a]CMS Energy Corp.	United States	29	2,264

			5,483

Oil, Gas & Consumable Fuels 0.4%
China Petroleum & Chemical Corp., H	China	791,498	550,779
[a,d]Gazprom PJSC	Russia	615,160	—
The Williams Cos. Inc.	United States	17,663	1,319,779

			1,870,558

Pharmaceuticals 2.1%
[a]Astrazeneca PLC	United Kingdom	5,089	1,060,802
Bayer AG	Germany	20,004	989,816
[a,b]Crinetics Pharmaceuticals Inc.	United States	23,451	963,836
Eli Lilly & Co.	United States	1,702	1,790,487
Merck & Co. Inc.	United States	21,868	2,707,696

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin Alternative Strategies Fund (continued)

	Country	Shares/ Warrants/ Rights	Value

Common Stocks and Other Equity Interests (continued)

Pharmaceuticals (continued)
[a,b]Pacira Biosciences Inc.	United States	218	$4,776
[a]Tarsus Pharmaceuticals Inc.	United States	13,185	995,731
[a]Teva Pharmaceutical Industries Ltd., ADR	Israel	49,821	1,686,939
UCB SA	Belgium	2,280	684,875

			10,884,958

Professional Services 0.2%
[a,c]Falcon’s Beyond Global, Inc., A, 3/16/26, wts.	United States	180	135
[c]Ul Solutions Inc., A	United States	11,456	961,960

			962,095

Real Estate Management & Development 0.0%†
[a]Compass, Inc., A	United States	501	4,885
[a,c,d]Conx Corp., A, 10/30/27, wts.	United States	14,679	—
[a]Kaisa Group Holdings Ltd.	China	56,339	640
[a]Opendoor Technologies Inc., A, 11/20/26, wts.	United States	28	12
[a]Opendoor Technologies Inc., K, 11/20/26, wts.	United States	28	24
[a]Opendoor Technologies Inc., Z, 11/20/26, wts.	United States	28	10

			5,571

Semiconductors & Semiconductor Equipment 0.2%
[a]Enphase Energy Inc.	United States	5,607	237,008
[a,c]SolarEdge Technologies Inc.	United States	20,402	722,231

			959,239

Software 0.0%†
[a]Bill Holdings Inc.	United States	609	27,107
[a,b]Nebius Group NV, A	Netherlands	350	31,916
[a]PAR Technology Corp.	United States	215	3,524
[a]Porch Group Inc.	United States	115	944
[a,b]Vertex Inc., A	United States	642	9,296
[a]Zscaler Inc.	United States	4	588

			73,375

Specialty Retail 0.3%
[a,c]Carmax Inc.	United States	15,697	677,639
[a]Carvana Co., A	United States	1,804	602,825
[a]Gamestop Corp., 10/30/26, wts.	United States	320	1,376
[a]Teract SA, 2/08/27, wts.	France	3,920	18
[a]Wayfair Inc., A	United States	400	30,532

			1,312,390

Technology Hardware, Storage & Peripherals 0.0%†
[a,d]Pivotal Software Escrow NPV	United States	73,957	—

Total Common Stocks and Other Equity Interests (Cost $80,887,340)			97,028,414

Preferred Stocks (Cost $12,500) 0.0%†
Consumer Discretionary 0.0%†
Whirlpool Corp., 8.50%, pfd., A	United States	250	12,463

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin Alternative Strategies Fund (continued)

	Country	Principal Amount*		Value

Convertible Bonds 21.0%

Aerospace & Defense 0.1%
[g]Astronics Corp., senior note, 144A, zero cpn., 1/15/31	United States	136,000		$219,096
[g]Intuitive Machines Inc., senior note, 144A, 2.50%, 10/01/30	United States	254,000		413,791

				632,887

Automobile Components 0.1%
[g]Indie Semiconductor Inc., senior note, 144A, 4.50%, 11/15/27	China	354,000		363,735

Automobiles 0.1%
LI Auto Inc., senior note, 0.25%, 5/01/28	China	282,000		282,917
Rivian Automotive Inc., senior note, 4.625%, 3/15/29	United States	20,000		21,834

				304,751

Biotechnology 1.3%
Ani Pharmaceuticals Inc., senior note, 2.25%, 9/01/29	United States	14,000		17,028
Arrowhead Pharmaceuticals Inc., senior note, zero cpn., 1/15/32	United States	290,000		306,095
[c]BioMarin Pharmaceutical Inc., senior sub. note, 1.25%, 5/15/27	United States	343,000		331,707
Bridgebio Pharma Inc., senior note, 2.50%, 3/15/27	United States	645,000		1,059,574
[g]Cytokinetics Inc., senior note, 144A, 1.75%, 10/01/31	United States	63,000		78,041
[c]Exact Sciences Corp., senior note, 0.375%, 3/01/28	United States	891,000		927,531
Guardant Health Inc., senior note, 1.25%, 2/15/31	United States	7,000		12,001
[g]Halozyme Therapeutics Inc., senior note, 144A, zero cpn., 2/15/31	United States	32,000		32,592
Ionis Pharmaceuticals Inc., senior note,
1.75%, 6/15/28	United States	183,000		293,258
[g]144A, zero cpn., 12/01/30	United States	135,000		148,884
[c]Mirum Pharmaceuticals Inc., senior note, 4.00%, 5/01/29	United States	513,000		1,533,549
[g]Pharming Group NV, senior note, Reg S, 4.50%, 4/25/29	Netherlands	100,000	EUR	165,599
[c]PTC Therapeutics Inc., senior note, 1.50%, 9/15/26	United States	632,000		856,897
[c]Transmedics Group Inc., senior note, 1.50%, 6/01/28	United States	512,000		864,742
Travere Therapeutics Inc., senior note, 2.25%, 3/01/29	United States	14,000		17,757

				6,645,255

Building Products 0.1%
[b]Patrick Industries Inc., senior note, 1.75%, 12/01/28	United States	174,000		332,514

Chemicals 0.0%†
[c]Amyris Inc., senior note, zero cpn., 11/15/26	United States	1,108,000		6,094

Commercial Services & Supplies 0.0%†
[g]The Hertz Corp., senior note, 144A, 5.50%, 10/01/30	United States	187,000		129,965
[c,g]Pitney Bowes Inc., senior note, 144A, 1.50%, 8/15/30	United States	107,000		108,525

				238,490

Communications Equipment 1.9%
Comcast Holdings Corp.,
senior bond, 2.00%, 10/15/29	United States	386,500		248,326
sub. bond, 2.00%, 11/15/29	United States	338,600		244,639
[c]InterDigital Inc., senior note, 3.50%, 6/01/27	United States	808,000		3,835,980
Lumentum Holdings Inc., senior note, 0.50%, 12/15/26	United States	773,000		5,455,447

				9,784,392

Computers 0.2%
[g]Check Point Software Technologies Ltd., senior note, 144A, zero cpn., 12/15/30	Israel	203,000		193,362
[g]Cyberark Software Ltd., senior note, 144A, zero cpn., 6/15/30	United States	44,000		44,884
[g]Lenovo Group Ltd., senior note, Reg S, 2.50%, 8/26/29	China	306,000		384,719
Par Technology Corp., senior note, 1.00%, 1/15/30	United States	71,000		56,445
Varonis Systems Inc., senior note, 1.00%, 9/15/29	United States	342,000		307,885
[g]Zscaler Inc., senior note, 144A, zero cpn., 7/15/28	United States	27,000		24,773

				1,012,068

Construction & Engineering 0.3%
[c]Fluor Corp., senior note, 1.125%, 8/15/29	United States	486,000		648,688

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin Alternative Strategies Fund (continued)

	Country	Principal Amount*	Value

Convertible Bonds (continued)

Construction & Engineering (continued)
Granite Construction Inc., senior note, 3.75%, 5/15/28	United States	361,000	$1,064,409

			1,713,097

Consumer Cyclical 0.3%
[c]H World Group Ltd., senior note, 3.00%, 5/01/26	China	661,000	970,017
Wayfair Inc., senior note, 3.50%, 11/15/28	United States	423,000	756,113

			1,726,130

Consumer Finance 0.3%
[c]Encore Capital Group Inc., senior note, 4.00%, 3/15/29	United States	392,000	489,020
[g]SoFi Technologies Inc., senior note, 144A,
1.25%, 3/15/29	United States	399,000	796,803
zero cpn., 10/15/26	United States	428,000	453,252

			1,739,075

Cosmetics & Personal Care 0.0%†
[g]Oddity Finance LLC, senior note, 144A, zero cpn., 6/15/30	United States	292,000	191,625

Diversified Consumer Services 0.5%
Affirm Holdings Inc., senior note,
[b,c]0.75%, 12/15/29	United States	488,000	464,039
zero cpn., 11/15/26	United States	728,000	702,520
Stride Inc., senior note, 1.125%, 9/01/27	United States	779,000	1,295,867

			2,462,426

Diversified Financial Services 0.5%
[c,g]Galaxy Digital Holdings LP, senior note, 144A,
3.00%, 12/15/26	United States	500,000	529,000
2.50%, 12/01/29	United States	500,000	609,750
[g]Terawulf Inc., senior note, 144A, 2.75%, 2/01/30	United States	581,000	1,242,643
[c]Upstart Holdings Inc., senior note, 2.00%, 10/01/29	United States	214,000	213,914

			2,595,307

Diversified Telecommunication Services 0.1%
[c,g]A10 Networks Inc., senior note, 144A, 2.75%, 4/01/30	United States	35,000	38,198
[c,g]Match Group Financeco 3 Inc., senior bond, 144A, 2.00%, 1/15/30	United States	713,000	643,839

			682,037

Electric Utilities 0.6%
[c,h]Echostar Corp., senior secured note, PIK, 3.875%, 11/30/30	United States	545,407	1,928,014
[c]Evergy Inc., senior note, 4.50%, 12/15/27	United States	769,000	1,051,800
PG&E Corp., senior secured note, 4.25%, 12/01/27	United States	141,000	150,806

			3,130,620

Electrical Equipment 1.5%
Bloom Energy Corp., senior note,
3.00%, 6/01/28	United States	489,000	4,064,812
3.00%, 6/01/29	United States	520,000	3,919,500

			7,984,312

Electronic Equipment, Instruments & Components 0.3%
[c]Applied Optoelectronics Inc., senior note, 2.75%, 1/15/30	United States	12,000	26,011
Itron Inc., senior note, 1.375%, 7/15/30	United States	81,000	84,544
[g]Mirion Technologies Inc., 144A, 0.25%, 6/01/30	United States	145,000	172,731
[c]OSI Systems Inc., senior note,
[b]2.25%, 8/01/29	United States	230,000	373,118
[g]144A, 0.50%, 2/01/31	United States	403,000	428,147
PAR Technology Corp., senior note,
2.875%, 4/15/26	United States	36,000	35,888
[c]1.50%, 10/15/27	United States	202,000	191,153

			1,311,592

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin Alternative Strategies Fund (continued)

	Country	Principal Amount*		Value

Convertible Bonds (continued)

Electronics 0.0%†
[g]Avnet Inc., senior note, 144A, 1.75%, 9/01/30	United States	15,000		$16,920

Energy Equipment & Services 0.1%
[g]Eos Energy Enterprises Inc., senior note, 144A, 6.75%, 6/15/30	United States	182,000		271,192
TETRA Tech Inc., senior note, 2.25%, 8/15/28	United States	185,000		210,826

				482,018

Energy-Alternate Sources 0.1%
[g]Canadian Solar Inc., senior note, 144A, 3.25%, 1/15/31	Canada	138,000		133,722
[g]Energy Vault Holdings Inc., senior note, 144A, 5.25%, 3/01/31	United States	19,000		17,565
[g]Eos Energy Enterprises Inc., senior note, 144A, 1.75%, 12/01/31	United States	176,000		119,592
[g]Plug Power Inc., senior note, 144A, 6.75%, 12/01/33	United States	122,000		124,020
Solaredge Technologies Inc., senior note, 2.25%, 7/01/29	United States	25,000		33,388

				428,287

Entertainment 0.0%†
Live Nation Entertainment Inc., senior note,
3.125%, 1/15/29	United States	41,000		65,756
2.875%, 1/15/30	United States	34,000		38,165

				103,921

Equity Real Estate Investment Trusts (REITs) 0.0%†
[g]Hat Holdings I LLC / Hat Holdings II LLC, senior note, 144A, 3.75%, 8/15/28	United States	36,000		50,992

Financial Services 1.3%
[g]Bitdeer Technologies Group, senior note, 144A, 4.00%, 11/15/31	United States	169,000		124,215
Cipher Digital Inc., senior note,
1.75%, 5/15/30	United States	287,000		1,054,366
[g]144A, zero cpn., 10/01/31	United States	492,000		620,227
Iren Ltd., senior note,
3.25%, 6/15/30	Australia	277,000		730,311
[g]144A, 0.25%, 6/01/32	Australia	32,000		31,842
[g]144A, 3.50%, 12/15/29	Australia	1,056,000		3,387,331
[c]Wisdomtree Inc., senior note, 3.25%, 8/15/29	United States	693,000		1,063,409

				7,011,701

Food & Beverage 0.1%
[c,g]The Cheesecake Factory Inc., senior note, 144A, 2.00%, 3/15/30	United States	125,000		139,066
[c]MGP Ingredients Inc., senior bond, 1.875%, 11/15/41	United States	437,000		425,524
Premium Brands Holdings Corp., senior note, 5.50%, 12/31/32	Canada	27,000	CAD	20,642

				585,232

Food & Staples Retailing 0.1%
[c,g]Jbt Marel Corp., senior note, 144A, 0.375%, 9/15/30	United States	542,000		577,230

Gas Utilities 0.0%†
UGI Corp., senior note, 5.00%, 6/01/28	United States	70,000		100,082

Health Care Equipment & Supplies 0.6%
[c]Alphatec Holdings Inc., senior note,
0.75%, 8/01/26	United States	187,000		191,208
[g]144A, 0.75%, 3/15/30	United States	13,000		15,128
[c]Conmed Corp., senior note, 2.25%, 6/15/27	United States	827,000		808,393
[c]DexCom Inc., senior note, 0.375%, 5/15/28	United States	539,000		505,447
[c]Enovis Corp., senior note, 3.875%, 10/15/28	United States	315,000		313,031
Haemonetics Corp., senior note, 2.50%, 6/01/29	United States	162,000		159,683
Lantheus Holdings Inc., senior note, 2.625%, 12/15/27	United States	345,000		414,086
[c]Livanova PLC, senior note, 2.50%, 3/15/29	United States	564,000		701,729
[b]Tandem Diabetes Care Inc., 2024, senior note, 1.50%, 3/15/29	United States	137,000		153,526

				3,262,231

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin Alternative Strategies Fund (continued)

	Country	Principal Amount*		Value

Convertible Bonds (continued)

Health Care Providers & Services 0.2%
[c]Guardant Health Inc., senior note, zero cpn., 11/15/27	United States	931,000		$972,849

Health Care Technology 0.1%
Bill Holdings Inc., senior note, zero cpn., 4/01/27	United States	49,000		47,530
[c]iRhythm Holdings Inc., senior note, 1.50%, 9/01/29	United States	7,000		8,235
[c]Pagerduty Inc., senior note, 1.50%, 10/15/28	United States	178,000		162,559
Unity Software Inc., senior note, zero cpn., 11/15/26	United States	234,000		226,863

				445,187

Healthcare-Products 0.0%†
Lemaitre Vascular Inc., senior note, 2.50%, 2/01/30	United States	56,000		63,159
Omnicell Inc., senior note, 1.00%, 12/01/29	United States	70,000		72,380
[b]Spectrum Brands Inc., senior note, 3.375%, 6/01/29	United States	70,000		71,067

				206,606

Healthcare-Services 0.0%†
[g]Oscar Health Inc., senior sub. note, 144A, 2.25%, 9/01/30	United States	132,000		129,954

Hotel & Resort REITs 0.0%†
Pebblebrook Hotel Trust, senior note, 1.75%, 12/15/26	United States	67,000		65,752

Hotels, Restaurants & Leisure 0.0%†
Draftkings Holdings Inc., senior note, zero cpn., 3/15/28	United States	14,000		12,663
[b]Shake Shack Inc., senior note, zero cpn., 3/01/28	United States	36,000		34,785
[c]Trip.com Group Ltd., senior note, 0.75%, 6/15/29	China	81,000		85,738

				133,186

Insurance 0.2%
[g]Ping An Insurance Group Co. of China Ltd., senior note, Reg S, 0.875%, 7/22/29	China	700,000		1,180,025

Interactive Media & Services 0.1%
Snap Inc., senior note, 0.125%, 3/01/28	United States	409,000		374,726

Internet & Direct Marketing Retail 0.5%
[g]Delivery Hero SE, senior note, Reg S, 3.25%, 2/21/30	South Korea	100,000	EUR	113,201
[g]Doordash Inc., senior note, 144A, zero cpn., 5/15/30	United States	250,000		241,375
[c]Etsy Inc., senior note, 0.25%, 6/15/28	United States	503,000		452,952
Grab Holdings Ltd., senior note, zero cpn., 6/15/30	Singapore	34,000		34,187
[g]Lyft Inc., senior note, 144A, zero cpn., 9/15/30	United States	87,000		84,165
[g]Opendoor Technologies Inc., senior note, 144A, 7.00%, 5/15/30	United States	131,000		489,115
[g]Uber Technologies Inc., senior secured note, 144A, zero cpn., 5/15/28	United States	439,000		448,548
[g]Wix.Com Ltd., senior note, 144A, zero cpn., 9/15/30	Israel	419,000		347,016
[c]Ziff Davis Inc., senior note,
1.75%, 11/01/26	United States	32,000		31,320
[g]144A, 3.625%, 3/01/28	United States	639,000		614,558

				2,856,437

IT Services 3.0%
[c]Akamai Technologies Inc., senior note,
0.375%, 9/01/27	United States	75,000		80,857
1.125%, 2/15/29	United States	203,000		217,961
[g]Core Scientific Inc., senior note, 144A, 3.00%, 9/01/29	United States	636,000		1,121,348
Digitalocean Holdings Inc., senior note, zero cpn., 12/01/26	United States	31,000		30,109
[c]Rapid7 Inc., senior note, 0.25%, 3/15/27	United States	511,000		482,895
[c]Seagate HDD Cayman, senior note, 3.50%, 6/01/28	United States	821,000		4,051,840
[c]Shift4 Payments Inc., senior note, 0.50%, 8/01/27	United States	771,000		721,849
Western Digital Corp., senior note, 3.00%, 11/15/28	United States	1,201,000		8,916,584

				15,623,443

Leisure Products 0.1%
[c]Callaway Golf Co., senior note, 2.75%, 5/01/26	United States	212,000		213,484

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin Alternative Strategies Fund (continued)

	Country	Principal Amount*	Value

Convertible Bonds (continued)

Leisure Products (continued)
NCL Corp. Ltd., senior note,
1.125%, 2/15/27	United States	263,000	$269,444
[g]144A, 0.875%, 4/15/30	United States	67,000	80,266
[c,g]144A, 0.75%, 9/15/30	United States	68,000	70,631
Peloton Interactive Inc., senior note, 5.50%, 12/01/29	United States	23,000	30,268

			664,093

Life Sciences Tools & Services 0.0%†
Inotiv Inc., senior note, 3.25%, 10/15/27	United States	244,000	58,865
[g]Tempus AI Inc., senior note, 144A, 0.75%, 7/15/30	United States	32,000	32,872

			91,737

Machinery 0.1%
[c]The Greenbrier Cos. Inc., senior note, 2.875%, 4/15/28	United States	455,000	547,183

Media 0.2%
Liberty Interactive LLC,
senior bond, 4.00%, 11/15/29	United States	366,000	18,300
senior note, 3.75%, 2/15/30	United States	860,000	38,700
[g]Liberty Live Holdings Inc., senior bond, 144A, 2.375%, 9/30/53	United States	740,000	1,195,470
[c]Sirius XM Holdings Inc., senior note, 3.75%, 3/15/28	United States	27,000	27,864

			1,280,334

Metals & Mining 0.5%
[g]B2gold Corp., senior note, 144A, 2.75%, 2/01/30	Canada	221,000	454,652
Equinox Gold Corp., senior note, 4.75%, 10/15/28	Canada	327,000	1,005,525
[c]Fortuna Mining Corp., senior note, 3.75%, 6/30/29	Canada	191,000	428,890
Silvercorp Metals Inc., senior note, 4.75%, 12/15/29	China	158,000	507,433
[g]Vizsla Silver Corp., senior note, 144A, 5.00%, 1/15/31	Canada	135,000	161,393

			2,557,893

Oil, Gas & Consumable Fuels 0.3%
Array Technologies Inc., senior note,
1.00%, 12/01/28	United States	14,000	12,586
[g]144A, 2.875%, 7/01/31	United States	49,000	62,818
Solaris Energy Infrastructure Inc., senior note,
4.75%, 5/01/30	United States	495,000	1,059,052
[c]0.25%, 10/01/31	United States	285,000	333,308

			1,467,764

Pharmaceuticals 0.2%
Ascendis Pharma A/S, senior note, 2.25%, 4/01/28	Denmark	10,000	15,052
[c]Collegium Pharmaceutical Inc., senior note, 2.875%, 2/15/29	United States	35,000	46,778
[g]Cormedix Inc., senior note, 144A, 4.00%, 8/01/30	United States	219,000	214,051
Herbalife Ltd., senior note, 4.25%, 6/15/28	United States	92,000	128,156
[c]Pacira Biosciences Inc., senior note, 2.125%, 5/15/29	United States	340,000	329,154
[g]Zoetis Inc., senior note, 144A, 0.25%, 6/15/29	United States	315,000	331,537

			1,064,728

Professional Services 0.3%
[c]Dayforce Inc., senior note, 0.25%, 3/15/26	United States	997,000	995,504
Upwork Inc., senior note, 0.25%, 8/15/26	United States	492,000	482,775

			1,478,279

Real Estate Management & Development 0.1%
[c,g]Compass Inc., senior note, 144A, 0.25%, 4/15/31	United States	277,000	264,906
[g]Kaisa Group Holdings Ltd., senior secured note, 144A, zero cpn.,
12/31/26	China	45,451	159
12/31/27	China	56,816	114
12/31/28	China	90,902	136
12/31/29	China	90,902	109

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin Alternative Strategies Fund (continued)

	Country	Principal Amount*		Value

Convertible Bonds (continued)

Real Estate Management & Development (continued)
[g]Kaisa Group Holdings Ltd., senior secured note, 144A, zero cpn., (continued)
12/31/30	China	113,628		$199
12/31/31	China	113,628		125
12/31/32	China	214,367		2,144
[g]Storagevault Canada Inc., senior note, 144A, 5.00%, 3/31/28	Canada	296,000	CAD	220,212

				488,104

Retail REITs 0.0%†
[g]Kite Realty Group LP, senior note, 144A, 0.75%, 4/01/27	United States	36,000		40,539
[g]Welltower Op LLC, senior note, 144A, 3.125%, 7/15/29	United States	44,000		73,018

				113,557

Semiconductors & Semiconductor Equipment 1.2%
[g]Camtek Ltd., senior note, 144A, zero cpn., 9/15/30	Israel	181,000		300,369
[g]COHU Inc., senior note, 144A, 1.50%, 1/15/31	United States	334,000		447,894
Impinj Inc., senior note,
1.125%, 5/15/27	United States	352,000		445,914
[g]144A, zero cpn., 9/15/29	United States	6,000		5,502
[c,g]Indie Semiconductor Inc., senior note, 144A, 3.50%, 12/15/29	China	370,000		393,310
Microchip Technology Inc., senior note,
[c]0.75%, 6/01/30	United States	304,000		310,385
[g]144A, zero cpn., 2/15/30	United States	23,000		23,839
MKS Inc., senior note, 1.25%, 6/01/30	United States	432,000		752,544
On Semiconductor Corp., senior note,
[c]0.50%, 3/01/29	United States	680,000		684,760
zero cpn., 5/01/27	United States	438,000		590,862
[c]Penguin Solutions Inc., senior note,
2.00%, 2/01/29	United States	327,000		396,324
2.00%, 8/15/30	United States	342,000		372,284
Semtech Corp., senior note,
1.625%, 11/01/27	United States	267,000		657,688
[g]144A, zero cpn., 10/15/30	United States	101,000		121,983
Synaptics Inc., senior note, 0.75%, 12/01/31	United States	43,000		49,439
[g]Ultra Clean Holdings Inc., senior note, 144A, zero cpn., 3/15/31	United States	14,000		14,711
[b,c]Veeco Instruments Inc., senior note, 2.875%, 6/01/29	United States	69,000		89,717
Vishay Intertechnology Inc., senior note, 2.25%, 9/15/30	United States	429,000		424,925

				6,082,450

Software 2.1%
[c,g]Akamai Technologies Inc., senior note, 144A, 0.25%, 5/15/33	United States	120,000		150,402
Alarm.com Holdings Inc., senior note, 2.25%, 6/01/29	United States	81,000		76,707
Bentley Systems Inc., senior note, 0.375%, 7/01/27	United States	116,000		110,954
Bill Holdings Inc., senior note, zero cpn., 4/01/30	United States	694,000		641,082
[g]Bitdeer Technologies Group, senior note, 144A, 5.00%, 3/01/32	United States	107,000		105,462
Blackline Inc., senior note, 1.00%, 6/01/29	United States	338,000		315,607
[c]Box Inc., senior note, 1.50%, 9/15/29	United States	129,000		120,615
[g]Cloudflare Inc., senior note, 144A, zero cpn., 6/15/30	United States	190,000		199,576
[g]Commvault Systems Inc., senior note, 144A, zero cpn., 9/15/30	United States	195,000		163,995
[g]Core Scientific Inc., senior note, 144A, zero cpn., 6/15/31	United States	135,000		155,287
[g]Coreweave Inc., senior note, 144A, 1.75%, 12/01/31	United States	189,000		195,576
Datadog Inc., senior note, zero cpn., 12/01/29	United States	14,000		13,555
[g]Digitalocean Holdings Inc., senior note, 144A, zero cpn., 8/15/30	United States	38,000		61,085
[c]Dropbox Inc., senior note, zero cpn., 3/01/28	United States	819,000		809,991
[c]Five9 Inc., senior note, 1.00%, 3/15/29	United States	599,000		530,714
Guidewire Software Inc., senior note, 1.25%, 11/01/29	United States	280,000		279,720
[g]Life360 Inc., senior note, 144A, zero cpn., 6/01/30	United States	294,000		297,602
[g]Nebius Group NV, senior note, 144A,
2.00%, 6/05/29	Netherlands	815,000		1,586,601
[c]3.00%, 6/05/31	Netherlands	870,000		1,716,162

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin Alternative Strategies Fund (continued)

	Country	Principal Amount*	Value

Convertible Bonds (continued)

Software (continued)
[c]Nutanix Inc., senior note, 0.50%, 12/15/29	United States	162,000	$149,364
Pagaya Technologies Ltd., senior note, 6.125%, 10/01/29	United States	260,000	304,850
[g]Planet Labs Pbc, senior note, 144A, 0.50%, 10/15/30	United States	198,000	438,818
[c,g]Porch Group Inc., senior secured note, 144A, 6.75%, 10/01/28	United States	348,000	352,002
Progress Software Corp., senior note, 3.50%, 3/01/30	United States	26,000	26,202
[c]Q2 Holdings Inc., senior note, 0.75%, 6/01/26	United States	615,000	609,465
[g]Rubrik Inc., senior note, 144A, zero cpn., 6/15/30	United States	618,000	552,338
Snowflake Inc., senior note, zero cpn.,
10/01/27	United States	309,000	390,267
10/01/29	United States	147,000	192,864
[b]Unity Software Inc., senior note, zero cpn., 3/15/30	United States	63,000	58,826
[c]Workiva Inc., senior note, 1.25%, 8/15/28	United States	467,000	441,198

			11,046,887

Specialty Retail 0.3%
The Cheesecake Factory Inc., senior note, 0.375%, 6/15/26	United States	78,000	80,692
Etsy Inc., senior note, 0.125%, 9/01/27	United States	69,000	64,481
[g]Gamestop Corp., senior note, 144A, zero cpn.,
4/01/30	United States	14,000	15,078
6/15/32	United States	448,000	483,168
[c,g]The Realreal Inc., senior note, 144A, 4.00%, 2/15/31	United States	280,000	406,140
Wayfair Inc., senior note, 3.25%, 9/15/27	United States	572,000	762,762

			1,812,321

Technology Hardware, Storage & Peripherals 0.2%
Parsons Corp., senior note, 2.625%, 3/01/29	United States	312,000	327,600
Super Micro Computer Inc., senior note,
[c]2.25%, 7/15/28	United States	272,000	268,804
3.50%, 3/01/29	United States	134,000	124,745
[g]144A, zero cpn., 6/15/30	United States	400,000	360,280

			1,081,429

Telecommunications 0.4%
[c]Applied Digital Corp., senior note, 2.75%, 6/01/30	United States	438,000	1,309,578
[g]Ast Spacemobile Inc., senior note, 144A, 2.375%, 10/15/32	United States	156,000	224,445
[g]Viavi Solutions Inc., senior note, 144A, 0.625%, 3/01/31	United States	154,000	341,688

			1,875,711

Trading Companies & Distributors 0.2%
Xometry Inc., senior note,
[c]1.00%, 2/01/27	United States	459,000	483,786
[g]144A, 0.75%, 6/15/30	United States	255,000	301,920

			785,706

Transportation 0.0%†
World Kinect Corp., senior note, 3.25%, 7/01/28	United States	135,000	147,987

Total Convertible Bonds (Cost $94,429,699)			110,049,349

Convertible Bonds in Reorganization 0.0%†
Automobiles 0.0%†
[g,i]Fisker Inc., senior note, 144A, 2.50%, 9/15/26	United States	943,587	1,514

Basic Materials 0.0%†
[i]Danimer Scientific Inc., senior note, 3.25%, 12/15/26	United States	264,000	554

Specialty Retail 0.0%†
[g,i]Shift Technologies Inc., senior note, 144A, 4.75%, 5/15/26	United States	1,014,000	1,118

Total Convertible Bonds in Reorganization (Cost $1,968,101)			3,186

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin Alternative Strategies Fund (continued)

	Country	Principal Amount*		Value

Corporate Bonds and Notes 3.2%

Airlines 0.0%†
[c,g]GOL Finance Inc., senior secured note, 144A, 14.375%, 6/06/30	Brazil	131,500		$136,102

Banks 0.5%
[g,j]Akbank TAS, junior sub. note, 144A, 9.369%, Perpetual	Turkey	536,000		562,561
Asian Development Bank, senior note, zero cpn., 3/03/35	Supranational[k]	59,920,000	TRY	171,779
European Bank for Reconstruction & Development, zero cpn.,
senior bond, EMTN, 7/11/36	Supranational[k]	133,400,000	TRY	247,236
senior note, 3/04/31	Supranational[k]	57,000,000	TRY	351,258
[d,g]ICBC Standard Bank PLC, EMTN, 144A, zero cpn., 3/19/26	United Kingdom	1,387,000,000	NGN	974,341
Yapi Kredi Bankasi, senior bond, 9.25%, 1/17/34	Turkey	537,000		572,917

				2,880,092

Building Products 0.2%
[d,e]Atlas Security Products, senior note, zero cpn.,
A, 2/08/27	United States	364,401		340,421
B, 2/08/28	United States	364,401		318,296
C, 2/08/29	United States	364,401		296,847

				955,564

Diversified Financial Services 0.2%
[d]Goldman Sachs International, senior note, zero cpn.,
5/12/26	United States	19,925,000	EGP	392,234
4/02/26	United States	21,550,000	EGP	442,344

				834,578

Electric Utilities 0.1%
[g]Luz del Sur Saa, senior note, 144A, 6.75%, 10/09/32	Peru	1,739,000	PEN	531,289

Financial Services 0.3%
[g]Credicorp Capital Sociedad Titulizadora SA, senior bond, 144A, Reg S, 10.10%, 12/15/43	Peru	500,000	PEN	163,486
[c,g]Icahn Enterprises LP / Icahn Enterprises Finance Corp., senior secured note, 144A, 10.00%, 11/15/29	United States	670,000		662,422
[c,g]LBM Acquisition LLC, senior secured note, 144A, 9.50%, 6/15/31	United States	716,000		668,708

				1,494,616

Health Care Equipment & Supplies 0.1%
[c]Baxter International Inc., senior bond, 3.132%, 12/01/51	United States	721,000		449,810

Health Care Providers & Services 0.0%†
[c,g]CHS/Community Health Systems Inc., senior secured note, 144A, 9.75%, 1/15/34	United States	191,000		201,518

Home Builders 0.2%
[c,g]K Hovnanian Enterprises Inc., senior note, 144A,
8.00%, 4/01/31	United States	463,000		476,548
8.375%, 10/01/33	United States	506,000		519,333

				995,881

Media 0.2%
[g]CSC Holdings LLC, 144A,
senior bond, 5.75%, 1/15/30	United States	561,000		217,311
[c]senior bond, 4.625%, 12/01/30	United States	21,000		7,792
senior bond, 5.00%, 11/15/31	United States	24,000		8,989
senior note, 11.25%, 5/15/28	United States	12,000		9,519
senior note, 11.75%, 1/31/29	United States	18,000		12,838

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin Alternative Strategies Fund (continued)

	Country	Principal Amount*			Value

Corporate Bonds and Notes (continued)

Media (continued)
[g]VZ Secured Financing BV, senior secured note, 144A, 7.50%, 1/15/33	Netherlands	539,000			$530,148

					786,597

Metals & Mining 0.2%
[g,h]Samarco Mineracao SA, senior note, PIK, Reg S, 9.50%, 6/30/31	Brazil	947,916			951,705

Oil, Gas & Consumable Fuels 0.8%
Ecopetrol SA,
senior bond, 8.875%, 1/13/33	Colombia	649,000			689,229
senior bond, 5.875%, 11/02/51	Colombia	440,000			318,083
senior note, 7.75%, 2/01/32	Colombia	717,000			732,219
[c,g]Nabors Industries Inc., senior note, 144A, 7.625%, 11/15/32	United States	453,000			466,971
Petroleos Mexicanos,
senior bond, 6.375%, 1/23/45	Mexico	1,096,000			908,237
senior bond, 6.95%, 1/28/60	Mexico	494,000			407,970
[g,j]senior note, Reg S, 6.625%, Perpetual	Mexico	230,000			175,078
[g]Yinson Boronia Production BV, senior secured bond, Reg S, 8.947%, 7/31/42	Brazil	562,475			620,702

					4,318,489

Pharmaceuticals 0.1%
Abbvie Inc., senior bond, 4.75%, 3/15/36	United States	50,000			50,282
[g]Centrient Holding BV, senior secured note, Reg S, 6.75%, 5/30/30	Netherlands	200,000		EUR	213,077

					263,359

Real Estate Management & Development 0.0%†
[g,h]Kaisa Group Holdings Ltd., senior secured note, 144A, PIK,
7.721%, 12/28/27	China	52,295			1,308
6.25%, 12/28/28	China	76,436			1,911
6.50%, 12/28/29	China	127,961			2,559
6.75%, 12/28/30	China	154,233			3,470
7.00%, 12/28/31	China	232,370			5,228
7.25%, 12/28/32	China	218,681			3,554

					18,030

Software 0.0%†
Concentrix Corp., senior note, 6.50%, 3/01/29	United States	25,000			24,716

Specialty Retail 0.2%
[c,g,h]Guitar Center Inc., senior secured note, 144A, PIK, 8.50%, 1/15/29	United States	461,953			371,873
[c,g]S&S Holdings LLC, senior secured note, 144A, 8.375%, 10/01/31	United States	832,000			780,436

					1,152,309

Telecommunications 0.2%
America Movil SAB de CV, senior note,
10.125%, 1/22/29	Mexico	3,790,000	[l]	MXN	231,796
10.30%, 1/30/34	Mexico	7,540,000	[l]	MXN	468,503
[g]Sv Rno Property Owner 1 LLC, senior secured note, 144A, 5.875%, 3/01/31	United States	39,000			39,202
[c,g]Uniti Services LLC, senior secured note, 144A, 7.50%, 10/15/33	United States	228,000			237,385

					976,886

Total Corporate Bonds and Notes (Cost $17,104,256)					16,971,541

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin Alternative Strategies Fund (continued)

	Country	Principal Amount*	Value

Corporate Bonds and Notes in Reorganization 0.1%

Diversified Telecommunication Services 0.1%
[g,i]Ligado Networks LLC, senior secured note, 144A, 15.50%, 7/07/24	United States	1,762,066	$625,533

Packaging & Containers 0.0%†
[i]LABL Inc., senior note, 9.50%, 11/01/28	United States	320,000	129,600

Real Estate Management & Development 0.0%†
[i]Zhenro Properties Group Ltd., senior note,
8.00%, 3/06/23	China	981,000	4,905
[g]Reg S, 6.63%, 1/07/26	China	203,000	1,015

			5,920

Total Corporate Bonds and Notes in Reorganization (Cost $904,403)			761,053

[m]Senior Floating Rate Interests 1.2%
Automobile Components 0.0%†
[n]First Brands Group LLC, First Lien Term Loan, 10.786%, (3-Month SOFR + 5.00%), 3/30/27	United States	25,282	96

Building Products 0.0%†
Cornerstone Building Brands, Inc., Term Loan B, 7.01%, (1-Month SOFR + 3.25%), 4/12/28	United States	86,210	63,765

Communications Equipment 0.1%
Ligado Networks LLC, Roll-Up Loan,
15.50%, (fixed), 3/31/26	United States	229,840	203,983
[d]17.50%, (fixed), 3/31/26	United States	234,479	192,273
[d]17.50%, (fixed), 12/31/27	United States	23,196	20,296
[h]Riverbed Technology Inc., Exit Term Loan, PIK, 8.172%, (1-Month SOFR + 4.50%), 7/01/28	United States	58,552	26,907

			443,459

Diversified Telecommunication Services 0.0%†
DTI Holdings Inc., 2025 Refinancing Term Loan, 7.673%, (SOFR + 4.00%), 4/26/29	United States	55,572	48,096
[n]Liberty Communications of Puerto Rico LLC, Term Loan B, 7.664%, (SOFR + 3.75%), 10/16/28	United States	118,167	82,231

			130,327

Entertainment 0.0%†
Stubhub, Term Loan B, 8.423%, (SOFR + 4.75%), 3/15/30	United States	69,322	67,271

Financial Services 0.4%
[d]Midcap Financial Issuer Trust, Initial Term Loan, 8.25%, (fixed), 1/07/32	United States	2,020,000	2,081,459

Food & Staples Retailing 0.1%
[d]H-Food Holdings LLC,
Initial Term Loan, 12.188%, (3-Month SOFR + 3.95%), 3/31/26	United States	1,000,742	500,371
Initial Term Loan, 12.50%, (3-Month SOFR + 4.26%), 3/31/26	United States	339,377	169,689
Incremental Term Loan B-3, 13.75%, (3-Month SOFR + 5.26%), 3/31/26	United States	49,841	24,920

			694,980

Health Care Providers & Services 0.2%
Gainwell Acquisition Corp, Term Loan B, 7.772%, (1-Month SOFR + 4.10%), 10/01/27	United States	536,918	510,743
Petco Health & Wellness Co. Inc., First Lien Term Loan, 7.184%, (3-Month SOFR + 3.51%), 3/03/28	United States	372,047	371,956

			882,699

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin Alternative Strategies Fund (continued)

	Country	Principal Amount*		Value

[m]Senior Floating Rate Interests (continued)

IT Services 0.2%
Databricks Inc.,
2026 Delayed Draw Term Loan, 1.00%, (fixed), 1/12/28	United States	198,224		$199,091
Initial Delayed Draw Term Loan, 8.809%, (1-Month SOFR + 4.50%), 1/03/31	United States	91,517		92,433
2026 Term Loan, 8.171%, (1-Month SOFR + 4.50%), 1/05/32	United States	413,483		417,100
Idera, Inc., Bank Debt Term Loan, 7.16%, (SOFR + 3.50%), 3/02/28	United States	26,890		21,647
[n]SonicWall, Bank Debt Term Loan, 8.672%, (SOFR + 5.00%), 5/18/28	United States	10,466		3,424
Starlight Parent LLC, Initial Term Loan (First Lien), 7.701%, (SOFR + 4.00%), 4/16/32	United States	123,276		106,557

				840,252

Leisure Products 0.0%†
[n]888 Holdings Ltd., Term Loan B, 9.048%, (1-Month SOFR + 5.25%), 7/03/28	United States	92,317		87,086
Peloton Interactive Inc., Initial Term Loan, 9.173%, (1-Month SOFR + 6.00%), 5/30/29	United States	153,448		154,359

				241,445

Media 0.1%
Altice USA Inc., Term Loan B-5, 8.25%, (1-Month SOFR + 2.50%), 4/15/27	United States	281,675		244,089
MH Sub I LLC, Bank Debt Term Loan, 7.923%, (1- Month SOFR + 4.25%), 12/31/31	United States	130,686		89,847
X Corp., Term Loan B-3, 9.50%, (fixed), 10/26/29	United States	22,256		23,386

				357,322

Packaging & Containers 0.1%
LABL Inc., Initial Euro Term Loan, 7.026%, (EURIBOR + 5.00%), 10/30/28	United States	18,108	EUR	9,799
Multi-Color,
Interim New Money Dollar Term Loan, 10.41%, (1-Month SOFR + 6.75%), 12/02/26	United States	55,558		55,489
Initial Revolving Loan, 7.667%, (1-Month SOFR + 4.00%), 10/08/28	United States	37,569		16,906
Initial Dollar Term Loan, 8.767%, (1-Month SOFR + 5.00%), 10/30/28	United States	942,911		438,850

				521,044

Professional Services 0.0%†
Pre Paid Legal Services Inc., First Lien Initial Term Loan, 6.923%, (SOFR + 3.25%), 12/15/28	United States	221		189

Software 0.0%†
[n]Perforce, Term Loan B, 8.423%, (SOFR + 4.75%), 7/02/29	United States	129,184		99,473
Skopima Consilio Parent LLC, Amendment No. 5 Term Loan, 7.423%, (SOFR + 3.75%), 5/12/28	United States	28,561		22,824
XAI Holdings, Initial Fixed Rate Term Loan, 12.50%, (fixed), 6/28/30	United States	31,759		36,030

				158,327

Specialty Retail 0.0%†
Harbor Freight Tools, Term Loan B, 5.923%, (SOFR + 2.50%), 6/11/31	United States	21,486		21,197

Total Senior Floating Rate Interests (Cost $7,703,500)				6,503,832

Foreign Government and Agency Securities 5.8%
[g]Bogota Distrito Capital, senior bond, 144A, 13.14%, 11/05/35	Colombia	5,133,000,000	COP	1,368,358
[g]Development Bank of Kazakhstan JSC, senior note, 144A, 13.489%, 5/23/28	Kazakhstan	100,000,000	KZT	190,416
[g]Egypt Government International Bond, senior bond, Reg S, 8.15%, 11/20/59	Egypt	348,000		317,426

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin Alternative Strategies Fund (continued)

	Country	Principal Amount*		Value

Foreign Government and Agency Securities (continued)
[g]Government of Angola, 144A,
senior bond, 9.875%, 10/15/35	Angola	450,000		$460,167
senior note, 9.244%, 1/15/31	Angola	510,000		518,833
Government of Argentina,
senior bond, 5.00%, 1/09/38	Argentina	1,367,591		1,025,337
senior bond, zero cpn., 12/15/35	Argentina	6,518,000		519,869
senior note, 0.75%, 7/09/30	Argentina	796,320		676,872
senior note, 0.125%, 7/09/30	Argentina	421,920	EUR	421,364
Government of Brazil, senior bond, 6.25%, 5/22/36	Brazil	724,000		730,299
Government of Colombia,
senior bond, B, 13.25%, 2/09/33	Colombia	4,526,100,000	COP	1,171,497
senior bond, B, 7.25%, 10/26/50	Colombia	1,573,700,000	COP	237,356
senior note, 6.50%, 1/21/33	Colombia	243,000		241,617
[g]Government of Dominican Republic, senior bond, 144A,
11.25%, 9/15/35	Dominican Republic	11,150,000	DOP	209,547
10.75%, 6/01/36	Dominican Republic	22,300,000	DOP	413,875
[g]Government of Ecuador,
senior bond, Reg S, 6.90%, 7/31/35	Ecuador	1,115,441		1,014,808
senior bond, 144A, 9.25%, 1/29/39	Ecuador	558,000		566,370
senior note, 144A, 8.75%, 1/29/34	Ecuador	475,000		479,275
[g]Government of Egypt, senior bond, Reg S, 7.903%, 2/21/48	Egypt	775,000		700,796
Government of El Salvador, senior bond,
9.50%, 7/15/52	El Salvador	345,000		390,281
[g]Reg S, 9.65%, 11/21/54	El Salvador	650,000		741,000
Government of Indonesia, senior bond,
4.46%, 3/04/38	Indonesia	290,000	EUR	344,743
4.97%, 3/04/46	Indonesia	245,000	EUR	294,094
7.125%, 6/15/38	Indonesia	15,015,000,000	IDR	935,919
[g]Government of Kenya, 144A,
senior bond, 8.80%, 10/09/38	Kenya	570,000		565,709
senior bond, 8.70%, 2/26/39	Kenya	455,000		444,217
senior note, 7.875%, 10/09/33	Kenya	365,000		363,901
senior note, 7.875%, 2/26/34	Kenya	670,000		660,730
Government of Mexico, senior bond, 6.75%, 2/09/56	Mexico	752,000		763,844
[g]Government of Nigeria, senior bond, 144A,
8.631%, 1/13/36	Nigeria	369,000		397,235
9.13%, 1/13/46	Nigeria	360,000		392,301
[g]Government of Pakistan, senior bond, Reg S, 7.375%, 4/08/31	Pakistan	516,000		511,592
[g]Government of Paraguay, senior bond, 144A, 8.50%, 4/04/38	Paraguay	2,013,000,000	PYG	313,796
[g]Government of Peru, senior bond, 144A, 7.60%, 8/12/39	Peru	2,270,000	PEN	733,932
[g]Government of Romania, 144A,
senior bond, 5.75%, 7/04/36	Romania	300,000		299,355
senior note, 4.625%, 3/04/33	Romania	440,000	EUR	518,969
[g]Government of Senegal, senior bond, Reg S, 4.75%, 3/13/28	Senegal	270,000	EUR	254,563
Government of South Africa, senior bond,
[g]144A, 7.25%, 12/11/55	South Africa	460,000		460,687
5.00%, 10/12/46	South Africa	220,000		172,229
5.375%, 7/24/44	South Africa	220,000		185,556
8.75%, 1/31/44	South Africa	9,388,000	ZAR	595,806
8.75%, 2/28/48	South Africa	5,725,000	ZAR	364,742
Government of Sri Lanka,
senior bond, 3.60%, 6/15/35	Sri Lanka	333,000		317,827
senior note, 3.35%, 3/15/33	Sri Lanka	105,000		98,700
[g]senior note, Reg S, 4.00%, 4/15/28	Sri Lanka	69,350		67,579
[g]Government of Suriname, 144A,
senior bond, 8.50%, 11/06/35	Suriname	474,000		504,514
senior note, 7.70%, 11/06/30	Suriname	387,000		398,707

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin Alternative Strategies Fund (continued)

	Country	Principal Amount*			Value

Foreign Government and Agency Securities (continued)
[g]Government of Tunisia, senior note, Reg S, 6.375%, 7/15/26	Tunisia	586,000		EUR	$686,618
Government of Turkey, senior note,
5.15%, 3/10/34	Turkey	496,000		EUR	592,262
26.20%, 10/05/33	Turkey	10,324,000		TRY	219,888
31.08%, 11/08/28	Turkey	6,051,000		TRY	136,500
27.70%, 9/27/34	Turkey	34,568,000		TRY	769,916
[g]Government of Ukraine, senior note, 144A, 4.00%, 2/01/32	Ukraine	578,000			452,846
Mexican Bonos, M, senior bond, 8.00%, 2/21/36	Mexico	6,000,000	[l]	MXN	333,435
Petroleos Mexicanos, senior bond, 10.80%, 8/08/34	Mexico	23,000,000	[l]	MXN	1,354,706
[g]Provincia de Buenos Aires, senior bond, Reg S, 6.625%, 9/01/37	Argentina	2,266,405			1,802,679
[g]Provincia de Cordoba, senior note, Reg S, 9.75%, 7/02/32	Argentina	437,000			456,883

Total Foreign Government and Agency Securities (Cost $27,919,310)					30,162,343

Foreign Government and Agency Securities in Reorganization 0.4%
[g,i]Government of Lebanon, Reg S,
senior bond, 8.25%, 4/12/21	Lebanon	50,000			14,994
senior bond, 6.00%, 1/27/23	Lebanon	212,000			62,222
senior bond, 6.75%, 11/29/27	Lebanon	163,000			48,217
senior bond, E, 6.85%, 5/25/29	Lebanon	212,000			63,070
senior note, G, 6.25%, 11/04/24	Lebanon	212,000			62,254
[i]Government of Venezuela, senior bond
7.75%, 10/13/19	Venezuela	405,000			152,928
6.00%, 12/09/20	Venezuela	135,000			47,803
12.75%, 8/23/22	Venezuela	1,100,000			516,010
[g]Reg S, 9.00%, 5/07/23	Venezuela	1,381,000			562,896
[g]Reg S, 8.25%, 10/13/24	Venezuela	305,000			119,743
[g]Reg S, 7.65%, 4/21/25	Venezuela	750,000			291,450
[g]Reg S, 11.75%, 10/21/26	Venezuela	380,000			177,118

Total Foreign Government and Agency Securities in Reorganization (Cost $1,670,691)					2,118,705

U.S. Government and Agency Securities 4.0%
U.S. Treasury Bond,
4.125%, 2/15/36	United States	537,900			545,086
4.625%, 11/15/45	United States	312,500			314,624
4.625%, 2/15/46	United States	105,600			106,351
4.75%, 8/15/55	United States	5,918,700			6,028,751
4.625%, 11/15/55	United States	309,300			308,841
U.S. Treasury Note,
3.375%, 11/30/27	United States	163,000			162,911
3.375%, 12/31/27	United States	60,000			59,974
3.50%, 1/31/28	United States	142,900			143,185
3.50%, 11/15/28	United States	220,000			220,645
3.50%, 12/15/28	United States	44,000			44,136
3.50%, 1/15/29	United States	279,500			280,384
3.50%, 2/15/29	United States	182,700			183,278
4.00%, 3/31/30	United States	4,627,000			4,720,263
3.625%, 8/31/30	United States	914,000			918,820
3.50%, 11/30/30	United States	466,000			465,818

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin Alternative Strategies Fund (continued)

	Country	Principal Amount*	Value

U.S. Government and Agency Securities (continued)
U.S. Treasury Note, (continued)
3.625%, 12/31/30	United States	461,900	$464,101
3.75%, 1/31/31	United States	203,100	205,194
3.875%, 12/31/32	United States	97,000	97,970
4.00%, 1/31/33	United States	204,000	207,538
4.25%, 8/15/35	United States	2,191,000	2,245,775
4.00%, 11/15/35	United States	3,389,000	3,401,709

Total U.S. Government and Agency Securities (Cost $20,693,782)			21,125,354

	Number of Contracts	Notional Amount#

Options Purchased 0.1%

Calls - Exchange-Traded 0.0%†
B2Gold Corp., April Strike Price $5.00, Expires 4/17/26	6	4,290	768
BILL Holdings Inc., March Strike Price $50.00, Expires 3/20/26	6	26,184	816
BlackLine Inc., March Strike Price $45.00, Expires 3/20/26	6	22,224	180
Bridgebio Pharma Inc., April Strike Price $85.00, Expires 4/17/26	4	26,616	480
Bridgebio Pharma Inc., April Strike Price $90.00, Expires 4/17/26	7	46,578	700
Compass Inc., March Strike Price $13.00, Expires 3/20/26	7	6,643	56
CorMedix Inc., March Strike Price $13.00, Expires 3/20/26	14	9,968	70
Delivery Hero SE, September Strike Price 26.00 EUR, Expires 9/18/26	403	846,300	97,618
Dropbox Inc., April Strike Price $30.00, Expires 4/17/26	7	18,319	420
Galaxy Digital Inc., April Strike Price $35.00, Expires 4/17/26	7	15,047	196
Guardant Health Inc., April Strike Price $135.00, Expires 4/17/26	6	54,720	765
Guidewire Software Inc., April Strike Price $160.00, Expires 4/17/26	3	46,137	2,445
Indie Semiconductor Inc., May Strike Price $4.00, Expires 5/15/26	29	7,511	1,305
Indie Semiconductor Inc., May Strike Price $5.50, Expires 5/15/26	14	3,626	315
IREN Ltd., March Strike Price $50.00, Expires 3/02/26	10	43,840	30
Nutanix Inc., March Strike Price $45.00, Expires 3/20/26	3	12,096	114
Nutanix Inc., March Strike Price $60.00, Expires 3/20/26	7	28,224	63
Progress Software Corp., March Strike Price $50.00, Expires 3/20/26	6	23,220	600
Shift4 Payments Inc., March Strike Price $65.00, Expires 3/20/26	3	14,238	6
Shift4 Payments Inc., April Strike Price $85.00, Expires 4/17/26	5	23,730	63
Stride Inc., March Strike Price $85.00, Expires 3/20/26	3	26,007	1,020

			108,030

Calls - Over-the-Counter 0.0%†

Currency Options 0.0%†
USD/JPY, Counterparty DBAB, July Strike Price 170.00 JPY, Expires 7/30/26	1	13,800,000	22,789
USD/ZAR, Counterparty BZWS, April Strike Price 17.25 ZAR, Expires 4/01/26	1	116,129	9,000

			31,789

Puts - Exchange-Traded 0.1%
Aston Martin Lagonda Global Holdings PLC, March Strike Price 60.00 GBP, Expires 3/20/26	960	54,605	18,112
Concentrix Corp., July Strike Price $25.00, Expires 7/17/26	80	263,680	19,400
E-mini S&P 500 Futures, March Strike Price $6,600.00, Expires 3/31/26	5	3,444,500	29,850

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin Alternative Strategies Fund (continued)

	Number of Contracts	Notional Amount#		Value

Options Purchased (continued)

Puts - Exchange-Traded (continued)
Hertz Global Holdings Inc., March Strike Price $4.00, Expires 3/20/26	26	11,284		$338
iShares MSCI Europe Financials ETF, March Strike Price $37.00, Expires 3/20/26	276	990,840		17,940
iShares Russell 2000 ETF, March Strike Price $259.00, Expires 3/02/26	15	392,640		15
JPMorgan Chase & Co., May Strike Price $250.00, Expires 5/15/26	82	2,454,998		31,160
NVIDIA Corp., March Strike Price $165.00, Expires 3/20/26	114	2,086,656		43,320
Pagaya Technologies Ltd., April Strike Price $10.00, Expires 4/17/26	13	15,184		1,040
Plug Power Inc., March Strike Price $1.50, Expires 3/06/26	68	16,864		136
Plug Power Inc., March Strike Price $1.50, Expires 3/13/26	68	16,864		204
Progressive Corp., March Strike Price $200.00, Expires 3/20/26	21	443,940		4,620
S&P E-Mini 3rd Week, December Strike Price $6,500.00, Expires 12/18/26	3	1,034,850		40,125
State Street Financial Select Sector SPDR ETF, March Strike Price $50.00, Expires 3/20/26	210	1,081,500		13,020
State Street Industrial Select Sector SPDR ETF, March Strike Price $171.00, Expires 3/27/26	223	3,924,131		52,628
State Street SPDR S&P Regional Banking ETF, May Strike Price $63.00, Expires 5/15/26	106	715,500		28,620
VanEck Semiconductor ETF, March Strike Price $370.00, Expires 3/20/26	153	6,106,230		74,970

				375,498

Puts - Over-the-Counter 0.0%†

Currency Options 0.0%†
EUR/USD, Counterparty BZWS, April Strike Price $1.12, Expires 4/17/26	1	20,408,163	EUR	6,609

Total Options Purchased (Cost $729,445)				521,926

Total Investments before Short Term Investments (Cost $254,023,027)				285,258,166

	Country	Shares

Short Term Investments 36.6%

Money Market Funds 24.4%
[o,p]Dreyfus Government Cash Management, Institutional, 3.56%	United States	86,394,345		86,394,345
[o]Fidelity Investments Money Market Government Portfolio, Institutional, 3.55%	United States	41,400,873		41,400,873

Total Money Market Funds (Cost $127,795,218)				127,795,218

Investments from Cash Collateral Received for Loaned Securities (Cost $581,000) 0.1%

Money Market Fund 0.1%
[o,q]Franklin Institutional U.S. Government Money Market Fund, 3.58%	United States	581,000		581,000

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin Alternative Strategies Fund (continued)

	Country	Principal Amount*	Value

Short Term Investments (continued)

U.S. Government and Agency Securities 12.2%
U.S. Treasury Bill,
[r]1.225%, 3/03/26	United States	500,000	$499,950
[r]3.113%, 3/12/26	United States	15,000,000	14,984,892
[r]3.457%, 3/26/26	United States	12,000,000	11,970,988
[r]3.553%, 4/09/26	United States	14,000,000	13,946,541
[r]3.596%, 4/21/26	United States	5,000,000	4,974,896
[r]3.592%, 4/23/26	United States	1,000,000	994,793
[r]3.632%, 4/30/26	United States	2,000,000	1,988,110
[r]3.589%, 5/05/26	United States	7,500,000	7,452,336
[r]3.613%, 5/07/26	United States	1,000,000	993,409
[r]3.615%, 5/14/26	United States	3,500,000	3,474,557
[r]3.619%, 5/21/26	United States	2,500,000	2,480,110

Total U.S. Government and Agency Securities (Cost $63,756,293)			63,760,582

Total Short Term Investments (Cost $192,132,511)			192,136,800

Total Investments (Cost $446,155,538) 91.0%			477,394,966

Options Written (0.0)%†			(196,607)

Securities Sold Short (25.0)%			(130,966,201)

Other Assets, less Liabilities 34.0%			178,210,484

Net Assets 100.0%			$524,442,642

	Number of Contracts	Notional Amount#
Options Written (0.0)%†

Calls - Exchange-Traded (0.0)%†
Delivery Hero SE, September Strike Price 36.00 EUR, Expires 9/18/26	403	846,300	(35,714)
Hertz Global Holdings Inc., March Strike Price $6.00, Expires 3/20/26	26	11,284	(156)

			(35,870)

Puts - Exchange-Traded (0.0)%†
Aston Martin Lagonda Global Holdings PLC, March Strike Price 50.00 GBP, Expires 3/20/26	960	54,605	(6,469)
Bridgebio Pharma Inc., April Strike Price $55.00, Expires 4/17/26	4	26,616	(450)
Bridgebio Pharma Inc., April Strike Price $65.00, Expires 4/17/26	7	46,578	(3,255)
CorMedix Inc., March Strike Price $10.00, Expires 3/20/26	14	9,968	(3,675)
E-mini S&P 500 Futures, March Strike Price $6,200.00, Expires 3/31/26	5	3,444,500	(11,950)
Guardant Health Inc., April Strike Price $85.00, Expires 4/17/26	6	54,720	(2,430)
iShares Russell 2000 ETF, March Strike Price $247.00, Expires 3/03/26	119	3,114,944	(119)
Nutanix Inc., March Strike Price $47.50, Expires 3/20/26	7	28,224	(6,503)
S&P E-Mini 3rd Week, December Strike Price $7,200.00, Expires 12/18/26	3	1,034,850	(55,387)
State Street Industrial Select Sector SPDR ETF, March Strike Price $164.00, Expires 3/27/26	223	3,924,131	(22,969)
VanEck Semiconductor ETF, March Strike Price $370.00, Expires 3/20/26	97	3,871,270	(47,530)

			(160,737)

Total Options Written (Premiums Received $291,363)			(196,607)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin Alternative Strategies Fund (continued)

	Country	Shares	Value

Securities Sold Short (25.0)%

Common Stocks (16.7)%

Aerospace & Defense (0.1)%
Astronics Corp.	United States	2,153	$(173,575)
Intuitive Machines, Inc., A	United States	17,640	(290,707)

			(464,282)

Automobile Components (0.2)%
Aptiv PLC	United States	6,526	(479,922)
Patrick Industries Inc.	United States	2,519	(311,827)
Quantumscape Corp., A	United States	19,795	(136,982)
Solid Power Inc.	United States	15,006	(53,121)

			(981,852)

Automobiles (0.1)%
LI Auto Inc., ADR	China	925	(16,271)
Mercedes-Benz Group AG	Germany	3,575	(247,349)
Rivian Automotive Inc., A	United States	6,698	(102,681)

			(366,301)

Biotechnology (0.8)%
Arrowhead Pharmaceuticals Inc.	United States	2,652	(167,792)
Ascendis Pharma A/S, ADR	Denmark	47	(10,974)
BioMarin Pharmaceutical Inc.	United States	135	(8,334)
Bridgebio Pharma Inc.	United States	14,271	(948,736)
Cytokinetics Inc.	United States	709	(44,114)
Exact Sciences Corp.	United States	1,827	(188,875)
Halozyme Therapeutics Inc.	United States	243	(16,896)
Ionis Pharmaceuticals Inc.	United States	3,940	(319,731)
Mirum Pharmaceuticals Inc.	United States	15,620	(1,441,570)
Pharming Group NV	Netherlands	62,852	(103,844)
PTC Therapeutics Inc.	United States	10,165	(693,151)
Travere Therapeutics Inc.	United States	274	(8,162)

			(3,952,179)

Capital Markets (0.2)%
Galaxy Digital Inc., A	United States	21,047	(433,358)
Wisdomtree Inc.	United States	49,783	(851,787)

			(1,285,145)

Commercial Services & Supplies (0.0)%†
Pitney Bowes Inc.	United States	4,723	(50,678)
TETRA Tech Inc.	United States	2,813	(100,818)

			(151,496)

Communications Equipment (1.1)%
Applied Optoelectronics Inc.	United States	253	(21,310)
Lumentum Holdings Inc.	United States	7,783	(5,455,182)
Viavi Solutions Inc.	United States	10,363	(307,885)

			(5,784,377)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin Alternative Strategies Fund (continued)

	Country	Shares	Value

Securities Sold Short (continued)

Common Stocks (continued)

Construction & Engineering (0.3)%
Fluor Corp.	United States	7,838	$(410,006)
Granite Construction Inc.	United States	7,677	(1,032,249)

			(1,442,255)

Consumer Finance (0.3)%
Credit Acceptance Corp.	United States	394	(186,433)
Encore Capital Group Inc.	United States	4,513	(308,193)
SoFi Technologies Inc.	United States	44,324	(787,194)
Upstart Holdings Inc.	United States	3,178	(86,537)

			(1,368,357)

Diversified Consumer Services (0.2)%
Stride Inc.	United States	13,059	(1,101,918)

Diversified Telecommunication Services (0.0)%†
AST Spacemobile Inc., A	United States	1,986	(157,271)

Electric Utilities (0.7)%
Duke Energy Corp.	United States	10,553	(1,380,860)
Evergy Inc.	United States	11,431	(956,318)
NextEra Energy Inc.	United States	270	(25,318)
Oklo Inc., A	United States	820	(51,619)
PG&E Corp.	United States	2,862	(54,378)
The Southern Co.	United States	13,159	(1,281,423)

			(3,749,916)

Electrical Equipment (1.7)%
Array Technologies Inc.	United States	5,400	(40,932)
Bloom Energy Corp., A	United States	51,572	(8,028,213)
Eaton Corp. PLC	United States	1,841	(692,069)
Energy Vault Holdings Inc.	United States	3,083	(9,249)
Eos Energy Enterprises Inc.	United States	39,564	(225,317)
Nuscale Power Corp.	United States	3,411	(43,832)
Plug Power Inc.	United States	35,532	(63,602)

			(9,103,214)

Electronic Equipment, Instruments & Components (0.2)%
Avnet Inc.	United States	132	(8,691)
Itron Inc.	United States	364	(34,198)
Mirion Technologies Inc., A	United States	4,679	(101,113)
OSI Systems Inc.	United States	1,790	(510,508)
Vishay Intertechnology Inc.	United States	7,232	(135,383)

			(789,893)

Energy Equipment & Services (0.2)%
Solaris Energy Infrastructure Inc., A	United States	21,084	(1,046,399)

Entertainment (0.2)%
Live Nation Entertainment Inc.	United States	6,833	(1,107,903)

Financial Services (0.0)%†
Affirm Holdings Inc., A	United States	2,532	(118,954)
HA Sustainable Infrastructure Capital Inc.	United States	1,091	(39,843)
Shift4 Payments Inc., A	United States	662	(29,174)

			(187,971)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin Alternative Strategies Fund (continued)

	Country	Shares	Value

Securities Sold Short (continued)

Common Stocks (continued)

Food Products (0.0)%†
Premium Brands Holdings Corp.	Canada	79	$(6,140)

Gas Utilities (0.0)%†
UGI Corp.	United States	2,128	(79,608)

Ground Transportation (0.0)%†
Grab Holdings Ltd.	Singapore	2,276	(9,605)
Lyft Inc., A	United States	2,429	(33,617)

			(43,222)

Health Care Equipment & Supplies (0.3)%
Alphatec Holdings Inc.	United States	2,902	(39,525)
DexCom Inc.	United States	725	(53,237)
Enovis Corp.	United States	1,912	(48,699)
Haemonetics Corp.	United States	492	(31,153)
iRhythm Technologies Inc.	United States	34	(4,547)
Lantheus Holdings Inc.	United States	2,893	(216,715)
Lemaitre Vascular Inc.	United States	300	(32,454)
LivaNova PLC	United States	5,873	(414,634)
Omnicell Inc.	United States	800	(32,880)
Tandem Diabetes Care Inc.	United States	2,667	(67,475)
Transmedics Group Inc.	United States	4,669	(678,219)

			(1,619,538)

Health Care Providers & Services (0.1)%
Guardant Health Inc.	United States	3,319	(311,654)

Health Care REITs (0.0)%†
Welltower Inc.	United States	321	(66,485)

Hotels, Restaurants & Leisure (0.3)%
The Cheesecake Factory Inc.	United States	1,508	(97,688)
Doordash Inc., A	United States	457	(80,647)
H World Group Ltd., ADR	China	17,572	(962,945)
MGM Resorts International	United States	5,451	(200,924)
Norwegian Cruise Line Holdings Ltd.	United States	5,695	(141,179)
Shake Shack Inc., A	United States	68	(6,529)
Trip.Com Group Ltd., ADR	China	629	(33,098)

			(1,523,010)

Household Durables (0.1)%
Lennar Corp., A	United States	2,983	(341,136)

Household Products (0.0)%†
Spectrum Brands Holdings Inc.	United States	229	(17,949)

Independent Power & Renewable Electricity Producers (0.1)%
RWE AG	Germany	8,844	(568,924)

Insurance (0.2)%
Oscar Health Inc., A	United States	3,623	(49,418)
Ping An Insurance Group Co. of China Ltd., H	China	127,600	(1,103,822)

			(1,153,240)

Interactive Media & Services (0.0)%†
Match Group Inc.	United States	1,277	(40,353)
Ziff Davis Inc.	United States	420	(11,374)

			(51,727)

IT Services (0.4)%
Akamai Technologies Inc.	United States	2,268	(223,149)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin Alternative Strategies Fund (continued)

	Country	Shares	Value

Securities Sold Short (continued)

Common Stocks (continued)

IT Services (continued)
Applied Digital Corp.	United States	42,359	$(1,155,130)
Cloudflare Inc., A	United States	507	(87,300)
Coreweave Inc., A	United States	1,521	(121,011)
Digitalocean Holdings Inc.	United States	832	(46,642)
Snowflake Inc., A	United States	2,041	(343,725)
Wix.com Ltd.	Israel	938	(66,091)

			(2,043,048)

Leisure Products (0.0)%†
Peloton Interactive Inc., A	United States	3,617	(14,540)

Life Sciences Tools & Services (0.0)%†
Inotiv Inc.	United States	18,533	(5,017)
Tempus AI Inc., A	United States	265	(14,111)

			(19,128)

Machinery (0.3)%
The Greenbrier Cos. Inc.	United States	5,475	(308,899)
Illinois Tool Works Inc.	United States	3,004	(873,053)
John Bean Technologies Corp.	United States	1,887	(290,598)

			(1,472,550)

Media (0.3)%
Echostar Corp., A	United States	11,851	(1,369,146)
Sirius XM Holdings Inc.	United States	778	(17,085)

			(1,386,231)

Metals & Mining (0.4)%
B2gold Corp.	Canada	61,913	(381,384)
Equinox Gold Corp.	Canada	49,555	(929,652)
Fortuna Mining Corp.	Canada	26,519	(362,250)
Silvercorp Metals Inc.	China	32,093	(447,055)
Vizsla Silver Corp.	Canada	17,917	(78,476)

			(2,198,817)

Multi-Utilities (0.7)%
Ameren Corp.	United States	7,541	(854,244)
CenterPoint Energy Inc.	United States	17,790	(773,865)
CMS Energy Corp.	United States	29	(2,264)
E.ON Se	Germany	18,712	(435,127)
NiSource Inc.	United States	10,148	(480,000)
Public Service Enterprise Group Inc.	United States	8,327	(716,705)
WEC Energy Group Inc.	United States	2,959	(346,085)

			(3,608,290)

Oil, Gas & Consumable Fuels (0.2)%
Kinder Morgan Inc.	United States	25,008	(832,016)
World Kinect Corp.	United States	2,776	(69,261)

			(901,277)

Personal Care Products (0.0)%†
Herbalife Ltd.	United States	3,905	(76,226)
Oddity Tech Ltd.	Israel	1,308	(15,395)

			(91,621)

Pharmaceuticals (0.1)%
ANI Pharmaceuticals Inc.	United States	141	(10,420)
Collegium Pharmaceutical Inc.	United States	753	(31,378)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin Alternative Strategies Fund (continued)

	Country	Shares	Value

Securities Sold Short (continued)

Common Stocks (continued)

Pharmaceuticals (continued)
Cormedix Inc.	United States	10,842	$(77,303)
Pacira Biosciences Inc.	United States	4,021	(88,100)
Zoetis Inc., A	United States	1,245	(163,219)

			(370,420)

Professional Services (0.1)%
Parsons Corp.	United States	1,658	(109,428)
Planet Labs Pbc	United States	15,161	(365,987)

			(475,415)

Real Estate Management & Development (0.1)%
Compass, Inc., A	United States	12,373	(120,637)
Opendoor Technologies Inc.	United States	79,971	(433,443)
Storagevault Canada Inc.	Canada	4,108	(14,907)

			(568,987)

Retail REITs (0.0)%†
Kite Realty Group Trust	United States	1,115	(29,046)

Semiconductors & Semiconductor Equipment (0.8)%
Camtek Ltd.	Israel	1,420	(237,694)
Canadian Solar Inc.	Canada	3,721	(65,899)
COHU Inc.	United States	9,817	(296,473)
First Solar Inc.	United States	757	(149,280)
Impinj Inc.	United States	1,987	(243,726)
Indie Semiconductor Inc., A	China	67,270	(246,208)
Microchip Technology Inc.	United States	978	(72,998)
MKS Inc.	United States	2,411	(589,393)
ON Semiconductor Corp.	United States	12,791	(850,346)
Penguin Solutions Inc.	United States	18,967	(394,134)
Semtech Corp.	United States	7,750	(699,205)
SolarEdge Technologies Inc.	United States	611	(21,629)
Synaptics Inc.	United States	326	(26,556)
Ultra Clean Holdings Inc.	United States	120	(7,282)
Veeco Instruments Inc.	United States	1,575	(48,132)

			(3,948,955)

Software (2.8)%
A10 Networks Inc.	United States	955	(18,393)
Alarm.Com Holdings Inc.	United States	327	(15,647)
Aurora Innovation Inc., A	United States	25,628	(119,939)
Bill Holdings Inc.	United States	722	(32,136)
Bitdeer Technologies Group	United States	16,290	(125,433)
Blackline Inc.	United States	1,597	(56,294)
Box Inc., A	United States	1,026	(24,162)
Check Point Software Technologies Ltd.	Israel	293	(44,557)
Cipher Digital Inc.	United States	87,311	(1,362,052)
Commvault Systems Inc.	United States	40	(3,403)
Core Scientific Inc.	United States	54,719	(928,581)
Datadog Inc., A	United States	27	(3,023)
Dropbox Inc., A	United States	8,192	(204,718)
Guidewire Software Inc.	United States	569	(82,687)
InterDigital Inc.	United States	10,463	(3,835,003)
Iren Ltd.	Australia	88,969	(3,643,281)
Life360 Inc.	United States	2,333	(122,833)
Nebius Group NV, A	Netherlands	28,691	(2,616,332)
Nutanix Inc., A	United States	1,245	(47,659)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin Alternative Strategies Fund (continued)

	Country	Shares	Value

Securities Sold Short (continued)

Common Stocks (continued)

Software (continued)
Pagaya Technologies, Ltd.	United States	15,652	$(175,146)
Palo Alto Networks Inc.	United States	96	(14,296)
PAR Technology Corp.	United States	449	(7,359)
Porch Group Inc.	United States	115	(944)
Progress Software Corp.	United States	172	(7,203)
Rubrik Inc., A	United States	2,610	(135,616)
Terawulf Inc.	United States	61,777	(1,002,023)
Unity Software Inc.	United States	1,029	(18,759)
Varonis Systems Inc., B	United States	1,753	(40,494)
Vertex Inc., A	United States	642	(9,296)
Workiva Inc., A	United States	962	(59,240)
Zscaler Inc.	United States	12	(1,764)

			(14,758,273)

Specialty Retail (0.4)%
Gamestop Corp., A	United States	11,244	(270,193)
The Realreal Inc.	United States	22,837	(279,982)
Wayfair Inc., A	United States	20,493	(1,564,231)

			(2,114,406)

Technology Hardware, Storage & Peripherals (2.6)%
Ionq Inc.	United States	1,835	(70,409)
Lenovo Group Ltd.	China	197,500	(243,779)
Quantum Computing Inc.	United States	7,156	(60,182)
Seagate Technology Holdings PLC	United States	9,955	(4,060,047)
Super Micro Computer Inc.	United States	8,206	(265,793)
Western Digital Corp.	United States	31,863	(8,912,081)

			(13,612,291)

Trading Companies & Distributors (0.1)%
Xometry Inc., A	United States	7,183	(294,611)

Water Utilities (0.1)%
American Water Works Co. Inc.	United States	5,200	(707,356)

Total Common Stocks (Proceeds $79,446,963)			(87,438,624)

Exchange Traded Funds (0.9)%
Eldridge BBB-B CLO	United States	27,334	(703,030)
iShares iBoxx High Yield Corporate Bond ETF	United States	17,844	(1,440,368)
iShares MSCI Brazil ETF	Brazil	21,808	(844,624)
Janus Henderson B-BBB CLO	United States	17,104	(798,928)
State Street Industrial Select Sector SPDR ETF	United States	5,382	(953,367)

Total Exchange Traded Funds (Proceeds $4,503,083)			(4,740,317)

Preferred Stocks (Proceeds $361,734) (0.1)%

Automobiles (0.1)%
Volkswagen AG, pfd., 2.08%	Germany	3,086	(366,928)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin Alternative Strategies Fund (continued)

	Country	Principal Amount*	Value

Securities Sold Short (continued)

U.S. Government and Agency Securities (3.3)%
U.S. Treasury Bond,
4.125%, 2/15/36	United States	433,600	$(439,393)
4.625%, 11/15/45	United States	240,000	(241,631)
4.75%, 8/15/55	United States	4,212,600	(4,290,928)
4.625%, 11/15/55	United States	1,397,400	(1,395,326)
U.S. Treasury Note,
3.875%, 3/31/27	United States	375,000	(376,479)
3.75%, 4/30/27	United States	490,000	(491,464)
3.75%, 6/30/27	United States	703,000	(705,691)
3.875%, 7/31/27	United States	709,000	(713,168)
3.625%, 8/31/27	United States	674,000	(675,817)
3.50%, 11/15/28	United States	65,000	(65,190)
3.50%, 12/15/28	United States	342,800	(343,858)
3.50%, 1/15/29	United States	111,500	(111,853)
3.50%, 2/15/29	United States	88,300	(88,579)
3.875%, 4/30/30	United States	979,000	(994,144)
3.875%, 6/30/30	United States	349,000	(354,467)
3.50%, 11/30/30	United States	290,000	(289,887)
3.625%, 12/31/30	United States	325,000	(326,549)
3.75%, 1/31/31	United States	179,000	(180,846)
3.875%, 12/31/32	United States	96,000	(96,960)
4.00%, 1/31/33	United States	204,000	(207,538)
4.25%, 8/15/35	United States	2,191,000	(2,245,775)
4.00%, 11/15/35	United States	2,419,200	(2,428,272)

Total U.S. Government and Agency Securities (Proceeds $16,774,204)			(17,063,815)

Corporate Bonds and Notes (2.7)%
Advertising (0.1)%
[g]Dotdash Meredith Inc., senior secured note, 144A, 7.625%, 6/15/32	United States	444,000	(411,053)
[g]Stagwell Global LLC, senior note, 144A, 5.625%, 8/15/29	United States	160,000	(147,633)

			(558,686)

Airlines (0.0)%†
[g]Vistajet Malta Finance PLC / Vista Management Holding Inc., senior note, 144A, 9.50%, 6/01/28	Switzerland	143,000	(147,607)

Banks (0.1)%
[g,j]Industrial & Commercial Bank of China Ltd., junior sub. note, Reg S, 3.2% to 9/24/26, FRN thereafter, Perpetual	China	279,000	(277,752)

Basic Materials (0.0)%†
[g]Cleveland-Cliffs Inc., senior note, 144A, 7.375%, 5/01/33	United States	105,000	(107,842)

Chemicals (0.2)%
Celanese US Holdings LLC, senior note,
6.50%, 4/15/30	United States	449,000	(460,384)
7.375%, 2/15/34	United States	572,000	(588,002)

			(1,048,386)

Commercial Services & Supplies (0.1)%
[g]Ion Platform Finance US Inc., senior secured note, 144A,
9.50%, 5/30/29	United States	103,000	(96,858)
7.875%, 9/30/32	United States	44,000	(35,335)
[g]Vt Topco Inc., senior secured note, 144A, 8.50%, 8/15/30	United States	202,000	(200,844)

			(333,037)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin Alternative Strategies Fund (continued)

	Country	Principal Amount*	Value

Securities Sold Short (continued)

Corporate Bonds and Notes (continued)

Communications Equipment (0.0)%†
[g]Equipmentshare.Com Inc., secured note, 144A, 8.00%, 3/15/33	United States	192,000	$(204,189)

Diversified Financial Services (0.1)%
Assured Guaranty US Holdings Inc., senior bond, 3.15%, 6/15/31	United States	92,000	(86,766)
[g]Goeasy Ltd., senior note, 144A, 6.875%, 2/15/31	Canada	204,000	(176,104)

			(262,870)

Financial Services (0.5)%
Blue Owl Technology Finance Corp., senior note,
6.10%, 3/15/28	United States	168,000	(167,419)
6.75%, 4/04/29	United States	847,000	(843,956)
[g]Encore Capital Group Inc., senior secured note, 144A, 8.50%, 5/15/30	United States	205,000	(219,426)
[g]Jefferson Capital Holdings LLC, senior note, 144A, 8.25%, 5/15/30	United States	194,000	(203,402)
[g]LBM Acquisition LLC, senior note, 144A, 6.25%, 1/15/29	United States	701,000	(535,159)
[g]PRA Group Inc., senior note, 144A, 8.875%, 1/31/30	United States	243,000	(247,556)
[g]RFNA LP, senior note, 144A, 7.875%, 2/15/30	United States	195,000	(194,283)

			(2,411,201)

Food & Beverages (0.1)%
[g]Albertsons Cos. Inc. / Safeway Inc. / New Albertsons LP / Albertsons LLC, senior note, 144A, 5.75%, 3/31/34	United States	714,000	(711,342)

Industrial Conglomerates (0.2)%
3M Co., senior bond, 2.25%, 9/19/26	United States	220,000	(218,086)
Icahn Enterprises LP / Icahn Enterprises Finance Corp., senior secured note, 9.00%, 6/15/30	United States	735,000	(699,748)

			(917,834)

Insurance (0.2)%
[g,s]Meiji Yasuda Life Insurance Co., sub. bond, 144A, FRN, 6.10%, (US 5 Year CMT T-Note + 2.91%), 6/11/55	Japan	276,000	(286,070)
[g,s]Nippon Life Insurance Co., sub. bond, 144A, FRN, 6.50%, (US 5 Year CMT T-Note + 3.19%), 4/30/55	Japan	412,000	(443,307)
[g]SBL Holdings Inc., 144A,
senior bond, 7.20%, 10/30/34	United States	23,000	(21,075)
senior note, 5.90%, 9/26/28	United States	23,000	(22,340)
[g,s]Sumitomo Life Insurance Co., sub. bond, 144A, FRN, 5.875%, (US 5 Year CMT T-Note + 2.65%), 9/10/55	Japan	258,000	(261,750)

			(1,034,542)

Internet (0.1)%
Meta Platforms Inc., senior bond, 5.625%, 11/15/55	United States	711,000	(696,494)

IT Services (0.1)%
[g]Booz Allen Hamilton Inc., senior note, 144A, 4.00%, 7/01/29	United States	488,000	(478,360)

Media (0.2)%
[g]Univision Communications Inc., senior secured note, 144A,
4.50%, 5/01/29	United States	534,000	(507,003)
7.375%, 6/30/30	United States	431,000	(431,364)
9.375%, 8/01/32	United States	48,000	(50,832)

			(989,199)

Oil, Gas & Consumable Fuels (0.3)%
Helmerich & Payne Inc., senior note, 4.85%, 12/01/29	United States	342,000	(348,845)
[g]Nabors Industries Inc., senior note, 144A, 8.875%, 8/15/31	United States	451,000	(467,473)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin Alternative Strategies Fund (continued)

	Country	Principal Amount*	Value

Securities Sold Short (continued)

Corporate Bonds and Notes (continued)

Oil, Gas & Consumable Fuels (continued)
[g]Saturn Oil & Gas Inc., senior secured note, 144A, 9.625%, 6/15/29	Canada	525,000	$(540,164)

			(1,356,482)

Pharmaceuticals (0.0)%†
[g]Organon & Co. / Organon Foreign Debt Co.-Issuer BV, senior secured note, 144A, 4.125%, 4/30/28	United States	93,000	(91,352)

Retail REITs (0.0)%†
Kilroy Realty LP, senior bond,
3.05%, 2/15/30	United States	84,000	(78,303)
5.875%, 10/15/35	United States	45,000	(44,380)

			(122,683)

Semiconductors (0.0)%†
NVIDIA Corp., senior bond, 3.50%, 4/01/50	United States	190,000	(145,134)

Software (0.2)%
Concentrix Corp.,
senior note, 6.60%, 8/02/28	United States	173,000	(174,554)
senior note, 6.50%, 3/01/29	United States	144,000	(142,367)
senior bond, 6.85%, 8/02/33	United States	189,000	(181,837)
Oracle Corp., senior bond,
6.55%, 2/04/46	United States	210,000	(204,747)
6.70%, 2/04/56	United States	252,000	(244,534)
[g]Pagaya US Holdings Co. LLC, senior note, 144A, 8.875%, 8/01/30	United States	220,000	(159,606)

			(1,107,645)

Specialty Retail (0.2)%
[g]Advance Auto Parts Inc., senior note, 144A, 7.375%, 8/01/33	United States	168,000	(172,284)
[g]Victra Holdings LLC / Victra Finance Corp., senior secured note, 144A, 8.75%, 9/15/29	United States	988,000	(1,039,093)

			(1,211,377)

Total Corporate Bonds and Notes (Proceeds $14,322,323)			(14,214,014)

[m]Senior Floating Rate Interests (1.4)%

Automobile Components (0.0)%†
[n]First Brands Group LLC, First Lien Term Loan, 10.786%, (3-Month SOFR + 5.00%), 3/30/27	United States	726,035	(2,755)

Building Products (0.1)%
Cornerstone Building Brands, Inc., Term Loan B, 7.01%, (1-Month SOFR + 3.25%), 4/12/28	United States	86,210	(63,765)
Gulfside Supply, Initial Term Loan, 7.002%, (SOFR + 3.00%), 6/17/31	United States	400,555	(371,265)

			(435,030)

Commercial Services & Supplies (0.1)%
VT Topco Inc., Second Amendment Term Loan (First Lien), 6.873%, (SOFR + 3.00%), 8/09/30	United States	527,273	(498,107)

Diversified Telecommunication Services (0.1)%
DTI Holdings Inc., 2025 Refinancing Term Loan, 7.673%, (SOFR + 4.00%), 4/26/29	United States	744,899	(644,688)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin Alternative Strategies Fund (continued)

	Country	Principal Amount*	Value

Securities Sold Short (continued)

[m]Senior Floating Rate Interests (continued)

Diversified Telecommunication Services (continued)
[n]Liberty Communications of Puerto Rico LLC, Term Loan B, 7.664%, (SOFR + 3.75%), 10/16/28	United States	163,623	$(113,864)

			(758,552)

Entertainment (0.2)%
Stubhub, Term Loan B, 8.423%, (SOFR + 4.75%), 3/15/30	United States	1,004,956	(975,224)

Financial Services (0.1)%
Amwins Group,
Initial Term Loan, 6.423%, (1-Month SOFR + 2.75%), 2/15/29	United States	92,317	(90,162)
2026 Refinancing Term Loan, 5.673%, (1-Month SOFR + 2.00%), 1/30/32	United States	46,158	(45,754)
Baldwin INS Group Holdings, Refinancing Term B-2 Loan, 6.16%, (1-Month SOFR + 2.50%), 5/27/31	United States	27,695	(27,222)
Broadstreet Partner, 2025 Tranche B, 6.173%, (1-Month SOFR + 2.50%), 6/13/31	United States	110,780	(106,372)
Hub International, 2025 Incremental Term Loan, 5.92%, (1-Month SOFR + 2.25%), 6/20/30	United States	92,317	(91,455)
Nexus, Initial Term Loan, 7.173%, (1-Month SOFR + 3.50%), 7/31/31	United States	92,317	(87,038)
OneDigital Borrowers, 2025 Refinancing Term Loan, 6.673%, (1-Month SOFR + 3.00%), 7/02/31	United States	27,695	(26,769)

			(474,772)

Health Care Providers & Services (0.1)%
Petco Health & Wellness Co. Inc., First Lien Term Loan, 7.184%, (3-Month SOFR + 3.51%), 3/03/28	United States	372,047	(371,955)

Health Care Technology (0.0)%†
Project Ruby Ultimate Parent, Incremental Term B-5 Loan, 6.537%, (1-Month SOFR + 2.75%), 3/10/28	United States	138,475	(136,138)
Raven Acquisition Holdings, 2024 Delayed Draw Term Loan, 3.00%, (1-Month SOFR + 3.00%), 11/19/31	United States	7,437	(7,103)
Raven Acquisition Holdings, Initial Term Loan, 6.673%, (1-Month SOFR + 3.00%), 11/19/31	United States	103,342	(98,692)

			(241,933)

IT Services (0.4)%
ConnectWise, Initial Term Loan, 7.434%, (1-Month SOFR + 3.50%), 9/29/28	United States	27,695	(25,050)
First Advantage Holdings, Term B-3 Loan, 6.423%, (1-Month SOFR + 2.75%), 10/31/31	United States	288,215	(276,831)
Idera, Inc., Bank Debt Term Loan, 7.16%, (SOFR + 3.50%), 3/02/28	United States	29,225	(23,527)
ION Platform Finance, Initial Dollar Term Loan, 7.422%, (1-Month SOFR + 3.75%), 10/07/32	United States	138,475	(114,501)
Nord SE, Initial Term Loan, 7.937%, (SOFR + 4.00%), 10/08/32	United States	507,426	(500,662)
[n]Proofpoint, 2025-B Incremental Term Loan, 6.672%, (1-Month SOFR + 3.00%), 8/31/28	United States	92,317	(88,638)
[n]SonicWall, Bank Debt Term Loan, 8.672%, (SOFR + 5.00%), 5/18/28	United States	380,816	(124,582)
Starlight Parent LLC, Initial Term Loan (First Lien), 7.701%, (SOFR + 4.00%), 4/16/32	United States	924,236	(798,887)
UK, 2024 Refinancing Term Loan, 6.167%, (1-Month SOFR + 2.50%), 2/10/31	United States	27,695	(26,290)

			(1,978,968)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin Alternative Strategies Fund (continued)

	Country	Principal Amount*	Value

Securities Sold Short (continued)

[m]Senior Floating Rate Interests (continued)

Media (0.0)%†
Dotdash Meredith Inc., Term B-2 Loan, 7.373%, (SOFR + 3.50%), 6/17/32	United States	67,925	$(62,968)
MH Sub I LLC, Bank Debt Term Loan, 7.923%, (1- Month SOFR + 4.25%), 12/31/31	United States	130,686	(89,847)

			(152,815)

Professional Services (0.0)%†
[n]Sedgwick Claims, 2024 Term Loan, 6.173%, (1-Month SOFR + 2.50%), 7/31/31	United States	138,475	(134,528)

Real Estate Management & Development (0.1)%
Oceankey US II, Initial Term Loan (First Lien), 7.516%, (SOFR + 3.60%), 12/15/28	United States	492,268	(440,334)

Software (0.1)%
Avalara, First Amendment Term Loan, 6.422%, (1-Month SOFR + 2.75%), 3/26/32	United States	46,158	(43,043)
Cloud Software Group, Tenth Amendment Tranche B-2, 6.922%, (1-Month SOFR + 3.25%), 3/21/31	United States	46,158	(43,020)
Ellucian Holdings, Initial Term Loan, 6.173%, (1-Month SOFR + 2.50%), 10/08/29	United States	92,317	(89,580)
Epicor Software, Term F Loan, 6.173%, (1-Month SOFR + 2.50%), 5/30/31	United States	41,542	(40,400)
Javelin, First Amendment Term Loan, 6.417%, (1-Month SOFR + 2.75%), 12/05/31	United States	46,158	(43,216)
[n]Perforce, Term Loan B, 8.423%, (SOFR + 4.75%), 7/02/29	United States	259,000	(199,431)
[n]Project Boost, 2025-2 Refinancing Term Loan, 6.422%, (1-Month SOFR + 2.75%), 7/16/31	United States	64,459	(61,609)
RealPage, Initial Term Loan, 6.934%, (1-Month SOFR + 3.00%), 4/24/28	United States	92,317	(85,605)
Skopima Consilio Parent LLC, Amendment No. 5 Term Loan, 7.423%, (SOFR + 3.75%), 5/12/28	United States	29,319	(23,429)
[n]Zodiac Purchaser LLC, Term Loan, 7.416%, (SOFR + 3.50%), 2/14/32	United States	29,674	(26,892)

			(656,225)

Specialty Retail (0.0)%†
Harbor Freight Tools, Term Loan B, 5.923%, (SOFR + 2.50%), 6/11/31	United States	21,595	(21,305)

Total Senior Floating Rate Interests (Proceeds $8,466,703)			(7,142,503)

Total Securities Sold Short (Proceeds $123,875,010)			$(130,966,201)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin Alternative Strategies Fund (continued)

†	Rounds to less than 0.1% of net assets.
*	The principal amount is stated in U.S. dollars unless otherwise indicated.
#

Notional amount is the number of contracts multiplied by contract size, and may be multiplied by the underlying price. May include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.

[a]	Non-income producing.
[b]	A portion or all of the security is on loan at February 28, 2026.
[c]

A portion or all of the security has been segregated as collateral for securities sold short, open swap contracts, open forward exchange contracts, open futures contracts and/or open written option contracts. At February 28, 2026, the aggregate value of these securities and/or cash pledged amounted to $175,167,029, representing 33.4% of net assets.

[d]	Fair valued using significant unobservable inputs. See Note 7 regarding fair value measurements.
[e]	See Note 3 regarding restricted securities.
[f]	A portion or all of the security is held in connection with written option contracts open at period end.
[g]

Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 28, 2026, the net value of these securities was $50,626,708, representing 9.7% of net assets.

[h]	Income may be received in additional securities and/or cash.
[i]	Defaulted security or security for which income has been deemed uncollectible.
[j]	Perpetual security with no stated maturity date.
[k]	A supranational organization is an entity formed by two or more central governments through international treaties.
[l]	Principal amount is stated in 100 Mexican Peso Units.
[m]	The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
[n]	See Note 4 regarding unfunded loan commitments.
[o]	The rate shown is the annualized seven-day effective yield at period end.
[p]	A portion or all of the security is owned by K2 Holdings Investment Corp., a wholly-owned subsidiary of the Fund. See Note 6.
[q]	See Note 5 regarding investments in affiliated investment companies.
[r]	Rate shown represents yield-to-maturity.
[s]	The coupon rate shown represents the rate at period end.

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin Alternative Strategies Fund (continued)

At February 28, 2026, the Fund had the following futures contracts outstanding.

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)

Commodity Contracts[a]
Aluminum	Long	9	$706,354	3/16/26	$54,658
Aluminum	Short	9	706,354	3/16/26	(8,865)
Aluminum	Long	9	707,600	6/15/26	8,010
Brent Crude Oil	Long	46	3,352,020	3/31/26	174,807
Brent Crude Oil	Long	15	1,084,350	4/30/26	25,734
Brent Crude Oil	Long	3	214,830	5/29/26	9,787
Canola	Short	7	70,582	5/14/26	(1,387)
Canola	Short	3	30,725	7/14/26	(541)
Canola	Short	2	20,290	11/13/26	(417)
Cattle Feeder	Long	2	355,425	3/26/26	(11,054)
Cattle Feeder	Long	3	526,800	4/30/26	(20,094)
Cattle Feeder	Long	1	173,600	5/21/26	(6,702)
Cattle Feeder	Long	1	173,663	8/27/26	(6,677)
Cocoa	Short	4	113,202	5/13/26	52,388
Cocoa	Short	1	29,420	7/16/26	32,968
Coffee	Long	3	315,844	5/18/26	(19,902)
Copper	Long	10	3,325,215	3/16/26	480,468
Copper	Short	10	3,325,215	3/16/26	(26,369)
Copper	Long	11	1,666,363	5/27/26	31,694
Copper	Long	4	1,336,916	6/15/26	22,469
Copper	Short	1	334,229	6/15/26	(7,564)
Corn	Short	68	1,524,900	5/14/26	(26,477)
Corn	Short	14	319,200	7/14/26	(918)
Corn	Short	3	68,362	9/14/26	(1,132)
Corn	Short	19	446,025	12/14/26	(7,254)
Corn	Short	1	24,037	3/12/27	(215)
Cotton	Long	13	426,465	5/06/26	9,776
Cotton	Long	1	33,660	7/09/26	308
Cotton	Long	1	34,850	12/08/26	303
ECX Emission	Short	1	83,055	12/14/26	16,607
Frozen Orange Juice	Long	1	27,225	5/08/26	320
Gasoline	Long	13	1,247,883	3/31/26	62,658
Gasoline	Long	3	288,918	4/30/26	8,345
Gasoline	Long	3	287,582	5/29/26	12,969
Gasoline	Long	2	189,890	6/30/26	10,199
Gold 100 Oz	Long	14	7,347,060	4/28/26	15,175
Gold 100 Oz	Long	1	528,760	6/26/26	25,948
Hard Red Winter Wheat	Short	37	1,073,925	5/14/26	(48,132)
Hard Red Winter Wheat	Short	25	741,875	7/14/26	(36,424)
Hard Red Winter Wheat	Short	2	60,800	9/14/26	(279)
Hard Red Winter Wheat	Short	1	31,450	12/14/26	(302)
Lean Hogs	Short	4	153,160	4/15/26	(7,209)
Lean Hogs	Short	1	43,820	6/12/26	(1,692)
Lean Hogs	Short	1	44,670	7/15/26	(2,782)
Live Cattle	Long	13	1,207,570	4/30/26	4,102
Live Cattle	Long	5	458,300	6/30/26	(4,871)
Live Cattle	Long	3	273,360	8/31/26	(2,017)
Live Cattle	Long	1	90,890	10/30/26	(2,262)
Low Sulphur Gas Oil	Long	4	301,100	3/12/26	30,521
Low Sulphur Gas Oil	Long	22	1,634,600	4/10/26	151,819
Low Sulphur Gas Oil	Long	4	291,000	5/12/26	16,846

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin Alternative Strategies Fund (continued)

Futures Contracts (continued)

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)

Commodity Contracts[a] (continued)
Low Sulphur Gas Oil	Long	1	$71,400	6/11/26	$1,974
Milling Wheat	Short	60	714,278	5/11/26	(28,604)
Milling Wheat	Short	15	182,557	9/10/26	(8,446)
Milling Wheat	Short	11	137,612	12/10/26	(4,330)
Natural Gas	Short	24	686,160	3/27/26	49,699
Natural Gas	Short	5	144,050	4/28/26	10,602
Natural Gas	Short	1	30,630	5/27/26	5,888
NY Harbor Ultra Low Sulfur Diesel	Long	12	1,308,384	3/31/26	144,673
NY Harbor Ultra Low Sulfur Diesel	Long	1	106,319	4/30/26	11,326
NY Harbor Ultra Low Sulfur Diesel	Long	2	208,866	5/29/26	20,123
Palladium	Short	4	731,400	6/26/26	(4,657)
Platinum	Short	6	712,050	4/28/26	(31,355)
Rapeseed	Short	8	230,176	4/30/26	(3,925)
Rapeseed	Short	2	55,683	7/31/26	(1,075)
Rapeseed	Short	1	27,989	10/30/26	(810)
Robusta Coffee	Long	5	181,200	5/22/26	(6,456)
Robusta Coffee	Long	3	106,560	7/27/26	(4,274)
Silver	Long	1	466,455	5/27/26	31,178
Silver	Short	2	932,910	5/27/26	(37,713)
Soybean Meal	Short	23	737,150	5/14/26	(28,049)
Soybean Meal	Short	3	96,840	7/14/26	1,883
Soybean Meal	Short	1	32,180	8/14/26	(662)
Soybean Meal	Short	1	31,950	9/14/26	(1,052)
Soybean Oil	Long	12	445,320	5/14/26	32,792
Soybean Oil	Short	13	482,430	5/14/26	(44,567)
Soybean Oil	Short	5	185,670	7/14/26	(11,189)
Soybean Oil	Short	1	36,822	8/14/26	(746)
Soybean Oil	Short	1	36,450	9/14/26	(4,682)
Soybeans	Long	15	878,062	5/14/26	11,756
Soybeans	Short	18	1,053,675	5/14/26	(41,540)
Soybeans	Short	8	473,100	7/14/26	(21,643)
Soybeans	Short	6	339,675	9/14/26	(2,851)
Sugar	Short	50	777,840	4/30/26	5,835
Sugar	Short	5	77,672	6/30/26	2,072
UK Natural Gas	Long	15	476,482	3/30/26	19,505
Wheat	Short	25	739,375	5/14/26	(50,663)
Wheat	Short	6	179,625	7/14/26	(10,426)
Wheat	Short	1	30,488	9/14/26	(2,377)
Wheat	Short	1	31,338	12/14/26	(2,440)
White Sugar	Short	6	122,310	4/15/26	1,843
White Sugar	Short	1	20,285	7/16/26	119
WTI Crude Oil	Long	2	134,040	3/19/26	14,908
WTI Crude Oil	Long	21	1,407,420	3/20/26	88,046
WTI Crude Oil	Long	2	133,780	4/20/26	11,988
WTI Crude Oil	Long	6	401,340	4/21/26	25,961
WTI Crude Oil	Long	2	133,120	5/18/26	6,158
WTI Crude Oil	Long	4	266,240	5/19/26	28,994
WTI Crude Oil	Long	1	66,180	6/22/26	918
Zinc	Long	6	496,449	3/16/26	37,514
Zinc	Short	6	496,449	3/16/26	3,780
Zinc	Long	5	415,219	6/15/26	(5,858)

					1,216,486

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin Alternative Strategies Fund (continued)

Futures Contracts (continued)

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)

Currency Contracts[a]
Australian Dollar Index	Short	174	$12,378,360	3/16/26	$(745,279)
British Pound Index	Long	209	17,608,250	3/16/26	159,093
Canadian Dollar Index	Short	90	6,606,450	3/17/26	(41,132)
EUR/CZK	Long	4	779,705	3/16/26	1,654
EUR/HUF	Long	13	1,220,355	3/16/26	25,742
EUR/NOK	Short	1	147,799	3/16/26	3,297
EUR/PLN	Long	9	1,258,263	3/16/26	8,530
EUR/SEK	Short	1	147,672	3/16/26	3,829
Euro Index	Long	125	18,481,250	3/16/26	27,209
Japanese Yen Index	Long	328	26,311,750	3/16/26	(201,796)
Mexican Peso Index	Long	141	4,086,180	3/16/26	210,084
New Israeli Shekel Index	Short	8	2,547,440	3/16/26	(39,350)
New Zealand Dollar Index	Short	49	2,939,755	3/16/26	(77,373)
South African Rand Index	Long	41	1,287,400	3/16/26	65,837
Swiss Fran Index	Short	57	9,289,931	3/16/26	(276,824)
U.S. Dollar Index	Short	262	2,617,815	3/16/26	21,213

					(855,266)

Equity Contracts
CAC 40 10 Euro Indexa	Long	12	1,218,490	3/20/26	13,389
CAC 40 10 Euro Indexa	Short	25	2,538,521	3/20/26	(55,371)
CBOE Volatility Indexa	Long	55	1,134,985	3/18/26	53,140
CBOE Volatility Indexa	Long	27	571,080	4/15/26	16,283
CBOE Volatility Indexa	Long	7	149,775	5/19/26	3,163
DAX Indexa	Long	9	6,738,758	3/20/26	258,640
DJ EURO STOXX 50 Indexa	Long	16	1,163,262	3/20/26	23,569
DJ EURO STOXX 50 Indexa	Short	70	5,089,273	3/20/26	(84,615)
DJIA Mini E-CBOT Indexa	Long	14	3,430,000	3/20/26	(14,491)
E-Mini Russell 2000a	Long	7	922,145	3/20/26	(11,020)
E-Mini Russell 2000a	Short	38	5,005,930	3/20/26	(104,284)
E-Mini S&P MidCap 400 Indexa	Short	3	1,073,370	3/20/26	(55,774)
FTSE 100 Indexa	Long	17	2,498,571	3/20/26	151,153
FTSE 100 Indexa	Short	18	2,645,546	3/20/26	(244,782)
FTSE China A50 Indexa	Long	429	6,281,418	3/30/26	(62,944)
FTSE Taiwan Indexa	Short	12	1,360,920	3/30/26	(36,591)
FTSE/JSE Top 40 Indexa	Short	17	1,282,365	3/19/26	(130,591)
FTSE/MIB Indexa	Long	10	2,792,773	3/20/26	162,057
Hang Seng China Enterprises Indexa	Short	2	113,493	3/30/26	2,536
Hang Seng Indexa	Long	7	1,190,378	3/30/26	4,146
Hang Seng Indexa	Short	12	2,040,647	3/30/26	1,384
IBEX 35 Indexa	Short	4	870,187	3/20/26	(13,900)
KOSPI 200 Indexa	Long	32	5,215,433	3/12/26	1,918,137
Mini TOPIX Index	Short	35	886,290	3/12/26	(126,106)
MSCI Emerging Markets Indexa	Short	9	721,665	3/20/26	(16,168)
MSCI Singapore Indexa	Long	33	1,204,139	3/30/26	(4,619)
NASDAQ 100 E-Mini Indexa	Long	59	29,505,605	3/20/26	(457,835)
NIKKEI 225 Indexa	Long	6	2,270,675	3/12/26	187,668
NIKKEI 225 Indexa	Short	64	5,070,919	3/12/26	(622,241)
NSE IFSC Nifty 50 Indexa	Long	11	556,270	3/30/26	(12,283)
S&P 500 E-Mini Indexa	Long	110	37,889,500	3/20/26	(33,974)
S&P 500 E-Mini Index	Short	3	1,033,350	3/20/26	(6,065)
S&P/TSX 60 Indexa	Long	19	5,492,248	3/19/26	303,116
SPI 200 Indexa	Short	1	163,146	3/19/26	(9,058)
Swedish Indexa	Long	9	321,639	3/20/26	5,608

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin Alternative Strategies Fund (continued)

Futures Contracts (continued)

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)

Equity Contracts (continued)
TOPIX Indexa	Long	20	$5,064,515	3/12/26	$617,176

					1,618,453

Interest Rate Contracts
3 Month CORRAa	Short	2	358,491	9/15/26	(149)
3 Month CORRAa	Short	17	3,047,643	12/15/26	(955)
3 Month CORRAa	Short	3	537,654	3/16/27	(1,123)
3 Month CORRAa	Short	2	358,253	6/15/27	(1,022)
3 Month CORRAa	Short	2	358,051	9/14/27	(1,103)
3 Month EURIBORa	Short	38	10,997,336	6/15/26	1,653
3 Month EURIBORa	Short	36	10,422,251	9/14/26	(1,513)
3 Month EURIBORa	Short	39	11,293,076	12/14/26	(9,511)
3 Month EURIBORa	Short	24	6,948,522	3/15/27	(13,195)
3 Month EURIBORa	Long	105	30,390,478	6/14/27	25,039
3 Month EURIBORa	Short	25	7,235,828	6/14/27	(12,534)
3 Month EURIBORa	Short	20	5,786,595	9/13/27	(12,695)
3 Month EURIBORa	Short	19	5,495,020	12/13/27	(13,809)
3 Month EURIBORa	Short	8	2,312,629	3/13/28	(7,534)
3 Month SOFRa	Short	76	18,341,650	9/15/26	18,386
3 Month SOFRa	Short	84	20,322,750	12/15/26	(549)
3 Month SOFRa	Short	129	31,264,763	3/16/27	(23,834)
3 Month SOFRa	Short	102	24,741,375	6/15/27	(42,111)
3 Month SOFRa	Long	20	4,853,000	9/14/27	5,985
3 Month SOFRa	Short	100	24,265,000	9/14/27	(56,071)
3 Month SOFRa	Short	79	19,169,350	12/14/27	(41,055)
3 Month SOFRa	Short	87	21,106,200	3/14/28	(30,953)
3 Month SOFRa	Short	49	11,882,500	6/20/28	(40,865)
3 Month SONIAa	Short	18	5,861,270	9/15/26	(10,344)
3 Month SONIAa	Short	12	3,911,961	12/15/26	(10,369)
3 Month SONIAa	Short	18	5,870,367	3/16/27	(17,733)
3 Month SONIAa	Short	13	4,239,271	6/15/27	(9,700)
3 Month SONIAa	Long	9	2,933,970	9/14/27	5,815
ASX 90 Day Bank Accepted Billa	Long	14	9,860,738	6/11/26	(13,295)
ASX 90 Day Bank Accepted Billa	Long	23	16,195,832	9/10/26	(9,498)
ASX 90 Day Bank Accepted Billa	Long	9	6,337,345	12/10/26	(8,263)
ASX 90 Day Bank Accepted Billa	Long	6	4,225,206	3/11/27	(3,540)
ASX 90 Day Bank Accepted Billa	Long	4	2,817,079	6/10/27	88
Australian 3 Yr. Bonda	Long	28	2,091,590	3/16/26	897
Australian 10 Yr. Bonda	Short	70	5,508,216	3/16/26	(56,713)
Canadian 2 Yr. Bonda	Short	4	310,766	6/19/26	(224)
Canadian 10 Yr. Bonda	Long	46	4,142,546	6/19/26	18,817
Euro-BOBLa	Long	169	23,455,650	3/06/26	147,727
Euro-BOBLa	Short	113	15,683,364	3/06/26	(143,213)
Euro-Bunda	Long	15	2,308,198	3/06/26	11,086
Euro-Bunda	Short	59	9,078,913	3/06/26	(125,958)
Euro-Buxla	Short	43	5,785,094	3/06/26	(112,736)
Euro-OATa	Short	27	3,953,447	3/06/26	(55,257)
Euro-SCHATZa	Long	50	6,323,337	3/06/26	5,303
Euro-SCHATZa	Short	86	10,876,139	3/06/26	(26,050)
Euro-SCHATZa	Short	85	10,745,655	6/08/26	(6,883)
Japanese 10 Yr. Bonda	Short	15	1,275,766	3/12/26	(9,595)
Japanese 10 Yr. Bonda	Short	4	3,401,530	3/13/26	(10,082)
Korean 3 Yr. Bonda	Short	38	2,787,987	3/17/26	(7,620)
Korean 10 Yr. Bonda	Short	32	2,510,393	3/17/26	(6,900)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin Alternative Strategies Fund (continued)

Futures Contracts (continued)

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)

Interest Rate Contracts (continued)
Long Gilta	Long	37	$4,671,173	6/26/26	$50,190
U.S. Treasury 2 Yr. Note	Long	64	13,393,500	6/30/26	23,396
U.S. Treasury 2 Yr. Notea	Short	248	51,899,813	6/30/26	(82,141)
U.S. Treasury 5 Yr. Notea	Long	34	3,744,781	6/30/26	12,393
U.S. Treasury 5 Yr. Notea	Short	91	10,022,797	6/30/26	(44,840)
U.S. Treasury 10 Yr. Notea	Long	55	6,259,688	6/18/26	28,734
U.S. Treasury 10 Yr. Notea	Short	70	7,990,250	6/18/26	(26,857)
U.S. Treasury Long Bonda	Long	30	3,554,063	6/18/26	25,839
U.S. Treasury Ultra Bonda	Long	28	3,404,625	6/18/26	35,229

					(691,815)

Total Futures Contracts					$1,287,858

*	As of period end.
[a]	A portion or all of the contracts are owned by K2 Holdings Investment Corp., a wholly-owned subsidiary of the Fund. See Note 6.

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin Alternative Strategies Fund (continued)

At February 28, 2026, the Fund had the following forward exchange contracts outstanding.

Forward Exchange Contracts

Currency	Counterparty[a]	Type	Quantity	Contract Amount*	Settlement Date	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Exchange Contracts
Brazilian Realb	MSCO	Buy	1,488,000	283,649	3/03/26	$6,369	$–
Brazilian Realb	MSCO	Sell	1,488,000	285,754	3/03/26	–	(4,262)
Indonesian Rupiahb	MSCO	Buy	1,839,360,000	109,309	3/17/26	364	(12)
Indonesian Rupiahb	MSCO	Sell	7,585,700,000	450,128	3/17/26	–	(2,122)
Australian Dollarb	MSCO	Buy	10,384,000	7,104,779	3/18/26	284,515	(80)
Australian Dollarb	MSCO	Sell	4,279,000	2,909,896	3/18/26	321	(135,351)
British Pound	GSCO	Buy	450,000	609,413	3/18/26	2,166	(5,102)
British Pound	GSCO	Sell	42,000	56,138	3/18/26	–	(467)
British Pound	JPHQ	Buy	90,000	120,083	3/18/26	1,212	–
British Pound	JPHQ	Sell	2,346,000	3,134,093	3/18/26	–	(27,675)
British Poundb	MSCO	Buy	7,819,000	10,514,208	3/18/26	52,275	(28,618)
British Poundb	MSCO	Sell	6,603,000	8,925,444	3/18/26	35,888	(9,474)
Canadian Dollarb	MSCO	Buy	10,849,000	7,938,195	3/18/26	33,965	(12,404)
Canadian Dollarb	MSCO	Sell	10,660,000	7,748,619	3/18/26	2,730	(75,202)
Chilean Pesob	MSCO	Buy	109,214,000	123,897	3/18/26	1,625	(388)
Chilean Pesob	MSCO	Sell	114,539,000	132,702	3/18/26	1,503	(36)
Czech Korunab	MSCO	Buy	11,411,000	550,338	3/18/26	6,526	(335)
Czech Korunab	MSCO	Sell	8,169,000	397,801	3/18/26	784	(1,395)
Euro	GSCO	Buy	1,245,000	1,460,287	3/18/26	13,471	(1,176)
Euro	GSCO	Sell	90,000	105,939	3/18/26	–	(513)
Euro	JPHQ	Buy	210,000	251,499	3/18/26	–	(3,112)
Euro	JPHQ	Sell	2,325,000	2,741,400	3/18/26	–	(8,602)
Eurob	MSCO	Buy	12,629,000	14,854,928	3/18/26	100,695	(18,081)
Eurob	MSCO	Sell	13,307,000	15,667,475	3/18/26	5,448	(77,451)
Hungarian Forintb	MSCO	Buy	182,161,000	550,999	3/18/26	19,751	(280)
Hungarian Forintb	MSCO	Sell	155,725,000	483,628	3/18/26	332	(4,386)
Indian Rupeeb	MSCO	Buy	21,320,000	233,756	3/18/26	1,082	(782)
Indian Rupeeb	MSCO	Sell	44,629,000	490,717	3/18/26	822	(48)
Japanese Yenb	MSCO	Buy	1,266,178,000	8,213,908	3/18/26	10,091	(103,019)
Japanese Yenb	MSCO	Sell	1,865,649,000	12,002,162	3/18/26	52,247	(15,934)
Mexican Pesob	MSCO	Buy	37,391,000	2,041,754	3/18/26	125,574	(33)
Mexican Pesob	MSCO	Sell	1,110,000	61,624	3/18/26	–	(2,715)
New Israeli Shekelb	MSCO	Buy	1,623,000	517,169	3/18/26	2,230	(1,202)
New Israeli Shekelb	MSCO	Sell	520,000	167,340	3/18/26	1,338	(27)
New Zealand Dollarb	MSCO	Buy	6,107,000	3,623,745	3/18/26	53,735	(11,346)
New Zealand Dollarb	MSCO	Sell	5,973,000	3,477,997	3/18/26	1,292	(108,984)
Norwegian Kroneb	MSCO	Buy	13,054,000	1,351,432	3/18/26	21,965	(642)
Norwegian Kroneb	MSCO	Sell	2,791,000	285,558	3/18/26	20	(7,963)
Polish Zlotyb	MSCO	Buy	152,000	42,640	3/18/26	47	(148)
Polish Zlotyb	MSCO	Sell	1,482,000	413,985	3/18/26	1,421	(2,177)
Singapore Dollarb	MSCO	Buy	351,000	277,337	3/18/26	777	(217)
Singapore Dollarb	MSCO	Sell	1,006,000	788,364	3/18/26	84	(8,196)
South African Randb	MSCO	Buy	5,950,000	368,062	3/18/26	5,051	(13)
South African Randb	MSCO	Sell	4,457,000	272,583	3/18/26	164	(7,063)
South Korean Wonb	MSCO	Buy	856,921,000	585,563	3/18/26	10,551	(37)
South Korean Wonb	MSCO	Sell	363,985,000	252,308	3/18/26	406	(1,287)
Swedish Kronab	MSCO	Buy	2,133,000	239,199	3/18/26	73	(2,738)
Swedish Kronab	MSCO	Sell	1,610,000	176,811	3/18/26	279	(2,010)
Swiss Francb	MSCO	Buy	7,109,000	9,018,023	3/18/26	251,964	(2,590)
Swiss Francb	MSCO	Sell	6,261,000	7,983,884	3/18/26	149	(178,193)
Taiwan Dollarb	MSCO	Buy	11,323,000	358,480	3/18/26	4,776	–
Taiwan Dollarb	MSCO	Sell	5,859,000	185,855	3/18/26	–	(2,109)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin Alternative Strategies Fund (continued)

Forward Exchange Contracts (continued)

Currency	Counterparty[a]	Type	Quantity	Contract Amount*	Settlement Date	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Exchange Contracts (continued)
Thai Bahtb	MSCO	Buy	7,514,000	241,194	3/18/26	$1,019	$(96)
Thai Bahtb	MSCO	Sell	20,068,000	640,597	3/18/26	136	(6,174)
Canadian Dollar	BNYM	Sell	192,000	139,955	3/26/26	–	(962)
Euro	BNYM	Sell	106,000	124,769	3/26/26	–	(664)
Brazilian Realb	MSCO	Buy	126,000	24,252	4/02/26	110	–
Brazilian Realb	MSCO	Sell	79,000	15,250	4/02/26	–	(25)
Brazilian Real	MSCO	Buy	694,977	127,078	4/15/26	6,946	–
Brazilian Real	MSCO	Sell	4,663,732	859,568	4/15/26	–	(39,817)
Chilean Peso	JPHQ	Buy	3,326,220,525	3,776,487	4/22/26	44,297	(10,162)
Chilean Peso	JPHQ	Sell	1,358,158,914	1,557,723	4/22/26	1,774	–
Chinese Yuan	JPHQ	Buy	15,666,908	2,260,385	4/22/26	32,099	–
Colombian Peso	JPHQ	Buy	9,765,701,638	2,633,283	4/22/26	–	(65,684)
Colombian Peso	JPHQ	Sell	13,593,875,052	3,611,374	4/22/26	37,272	–
Czech Koruna	JPHQ	Buy	22,886,600	1,098,440	4/22/26	18,168	–
Euro	JPHQ	Buy	290,000	343,657	4/22/26	–	(80)
Euro	JPHQ	Sell	3,235,343	3,814,454	4/22/26	1,012	(19,629)
Hungarian Forint	JPHQ	Buy	754,974,617	2,262,749	4/22/26	97,080	(112)
Hungarian Forint	JPHQ	Sell	50,939,212	157,723	4/22/26	–	(1,490)
Indian Rupee	JPHQ	Buy	10,497,603	115,000	4/22/26	–	(79)
Indian Rupee	JPHQ	Sell	177,144,917	1,918,032	4/22/26	–	(21,236)
Indonesian Rupiah	JPHQ	Buy	37,999,419,095	2,260,145	4/22/26	3,100	–
Indonesian Rupiah	JPHQ	Sell	24,064,045,362	1,420,799	4/22/26	–	(12,455)
Japanese Yen	MLCO	Buy	47,029,693	299,728	4/22/26	2,899	–
Kazakhstan Tenge	CITI	Buy	578,950,032	1,104,336	4/22/26	34,372	–
Mexican Peso	JPHQ	Buy	75,406,418	4,228,055	4/22/26	129,448	–
Mexican Peso	JPHQ	Sell	44,233,945	2,526,352	4/22/26	3,171	(32,962)
Peruvian Nuevo Sol	JPHQ	Buy	7,847,769	2,340,000	4/22/26	–	(4,384)
Peruvian Nuevo Sol	JPHQ	Sell	13,129,007	3,896,083	4/22/26	–	(11,310)
Polish Zloty	JPHQ	Buy	7,859,418	2,166,812	4/22/26	32,640	–
Polish Zloty	JPHQ	Sell	645,287	180,255	4/22/26	–	(328)
South African Rand	JPHQ	Buy	84,729,022	5,191,820	4/22/26	108,148	–
South African Rand	JPHQ	Sell	72,336,624	4,497,169	4/22/26	–	(27,631)
Turkish Lira	JPHQ	Buy	24,558,207	529,052	4/22/26	5,709	–
Turkish Lira	JPHQ	Sell	8,507,455	184,449	4/22/26	–	(803)
Australian Dollar	MSCO	Sell	800,000	556,080	4/30/26	–	(13,065)
Chinese Yuan	MSCO	Sell	7,500,000	1,084,693	4/30/26	–	(12,900)
Indonesian Rupiah	MSCO	Sell	11,200,000,000	666,825	4/30/26	–	(113)
Japanese Yen	MSCO	Buy	65,000,000	419,982	4/30/26	–	(1,410)
Japanese Yen	MSCO	Sell	131,000,000	854,707	4/30/26	11,123	–
Malaysian Ringgit	MSCO	Buy	3,650,000	925,272	4/30/26	14,208	–
Philippine Peso	MSCO	Buy	8,500,000	144,157	4/30/26	2,974	–
Philippine Peso	MSCO	Sell	15,000,000	253,079	4/30/26	–	(6,564)
Singapore Dollar	MSCO	Sell	400,000	317,414	4/30/26	–	(224)
South Korean Won	MSCO	Buy	200,000,000	138,372	4/30/26	948	–
South Korean Won	MSCO	Sell	1,350,000,000	922,352	4/30/26	–	(18,056)
Taiwan Dollar	MSCO	Buy	6,000,000	191,101	4/30/26	1,887	–
Taiwan Dollar	MSCO	Sell	29,000,000	915,672	4/30/26	–	(17,101)
Thai Baht	MSCO	Buy	1,700,000	54,060	4/30/26	891	–
Thai Baht	MSCO	Sell	15,500,000	500,645	4/30/26	–	(382)
Brazilian Real	JPHQ	Buy	20,216,902	3,778,763	5/05/26	103,189	–
Brazilian Real	JPHQ	Sell	1,090,103	202,787	5/05/26	–	(6,529)
Chinese Yuan	MSCO	Sell	17,395,955	2,541,874	5/22/26	–	(7,135)
British Pound	MSCO	Sell	1,600,000	2,158,705	5/29/26	1,791	–
Danish Krone	MSCO	Sell	3,400,000	539,313	5/29/26	–	(1,164)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin Alternative Strategies Fund (continued)

Forward Exchange Contracts (continued)

Currency	Counterparty[a]	Type	Quantity	Contract Amount*	Settlement Date	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Exchange Contracts (continued)
Euro	MSCO	Sell	1,700,000	2,012,348	5/29/26	$–	$(5,146)
Norwegian Krone	MSCO	Sell	7,300,000	763,235	5/29/26	–	(4,004)
Swedish Krona	MSCO	Sell	6,600,000	732,251	5/29/26	–	(2,393)
Swiss Franc	MSCO	Sell	730,000	951,890	5/29/26	–	(7,009)
Turkish Lira	JPHQ	Buy	4,428,900	90,000	7/23/26	–	(191)

Total Forward Exchange Contracts						$1,812,489	$(1,235,466)

Net unrealized appreciation (depreciation)						$577,023

*	In U.S. dollars unless otherwise indicated.
[a]	May be comprised of multiple contracts with the same counterparty, currency and settlement date.
[b]	A portion or all of the contracts are owned by K2 Holdings Investment Corp., a wholly-owned subsidiary of the Fund. See Note 6.

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin Alternative Strategies Fund (continued)

At February 28, 2026, the Fund had the following credit default swap contracts outstanding.

Credit Default Swap Contracts

Description	Annual Payment Rate Received (Paid)	Payment Frequency	Maturity Date	Notional Amount[a]	Value	Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[b]

Centrally Cleared Swap Contracts

Contracts to Buy Protection[c]

Single Name
AGC Inc.	(5.00)%	Quarterly	12/20/30	275,000	$(51,682)	$(49,742)	$(1,940)
American Airlines Inc.	(5.00)%	Quarterly	6/20/26	614,000	(7,637)	(7,675)	38
American Airlines Inc.	(5.00)%	Quarterly	6/20/26	250,000	(3,110)	(7,466)	4,356
American Airlines Inc.	(5.00)%	Quarterly	6/20/26	307,000	(3,819)	(7,157)	3,338
American Airlines Inc.	(5.00)%	Quarterly	6/20/26	145,000	(1,804)	(6,709)	4,905
American Airlines Inc.	(5.00)%	Quarterly	6/20/26	246,000	(3,060)	(3,075)	15
American Airlines Inc.	(5.00)%	Quarterly	6/20/26	49,000	(609)	(1,236)	627
American Airlines Inc.	(5.00)%	Quarterly	6/20/26	123,000	(1,530)	(1,230)	(300)
American Airlines Inc.	(5.00)%	Quarterly	6/20/26	3,000	(37)	(71)	34
American Airlines Inc.	(5.00)%	Quarterly	6/20/27	245,000	(10,201)	(4,385)	(5,816)
American Airlines Inc.	(5.00)%	Quarterly	6/20/27	316,000	(13,157)	(2,001)	(11,156)
American Airlines Inc.	(5.00)%	Quarterly	6/20/27	374,000	(15,572)	(1,778)	(13,794)
American Airlines Inc.	(5.00)%	Quarterly	6/20/27	27,000	(1,124)	(102)	(1,022)
American Airlines Inc.	(5.00)%	Quarterly	6/20/27	347,000	(14,448)	434	(14,882)
American Airlines Inc.	(5.00)%	Quarterly	6/20/27	56,000	(2,332)	560	(2,892)
American Airlines Inc.	(5.00)%	Quarterly	6/20/27	230,000	(9,577)	2,875	(12,452)
American Airlines Inc.	(5.00)%	Quarterly	6/20/26	73,000	(908)	(3,169)	2,261
American Airlines Inc.	(5.00)%	Quarterly	6/20/26	50,000	(622)	(215)	(407)
American Airlines Inc.	(5.00)%	Quarterly	6/20/27	77,000	(3,206)	(212)	(2,994)
American Airlines Inc.	(5.00)%	Quarterly	6/20/27	97,000	(4,039)	(159)	(3,880)
American Airlines Inc.	(5.00)%	Quarterly	6/20/27	41,000	(1,707)	(90)	(1,617)
American Airlines Inc.	(5.00)%	Quarterly	6/20/27	82,000	(3,414)	(90)	(3,324)
American Airlines Inc.	(5.00)%	Quarterly	6/20/27	82,000	(3,414)	(45)	(3,369)
American Airlines Inc.	(5.00)%	Quarterly	6/20/26	68,000	(846)	(2,272)	1,426
American Airlines Inc.	(5.00)%	Quarterly	6/20/26	145,000	(1,804)	(5,568)	3,764
American Airlines Inc.	(5.00)%	Quarterly	6/20/26	145,000	(1,804)	(4,860)	3,056
American Airlines Inc.	(5.00)%	Quarterly	6/20/26	40,000	(498)	(1,355)	857
American Axle & Manufacturing Inc.	(5.00)%	Quarterly	6/20/30	145,000	(12,224)	(1,989)	(10,235)
American Axle & Manufacturing Inc.	(5.00)%	Quarterly	6/20/30	116,000	(9,779)	(1,335)	(8,444)
American Axle & Manufacturing Inc.	(5.00)%	Quarterly	6/20/30	39,000	(3,288)	(1,011)	(2,277)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin Alternative Strategies Fund (continued)

Credit Default Swap Contracts (continued)

Description	Annual Payment Rate Received (Paid)	Payment Frequency	Maturity Date	Notional Amount[a]		Value	Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[b]

Centrally Cleared Swap Contracts (continued)

Contracts to Buy Protection[c] (continued)

Single Name (continued)
American Axle & Manufacturing Inc.	(5.00)%	Quarterly	6/20/30	29,000		$(2,445)	$(978)	$(1,467)
American Axle & Manufacturing Inc.	(5.00)%	Quarterly	6/20/30	48,000		(4,047)	(557)	(3,490)
American Axle & Manufacturing Inc.	(5.00)%	Quarterly	6/20/30	29,000		(2,445)	(421)	(2,024)
American Axle & Manufacturing Inc.	(5.00)%	Quarterly	6/20/30	29,000		(2,445)	(414)	(2,031)
American Axle & Manufacturing Inc.	(5.00)%	Quarterly	6/20/30	29,000		(2,445)	(371)	(2,074)
American Axle & Manufacturing Inc.	(5.00)%	Quarterly	6/20/30	29,000		(2,445)	(283)	(2,162)
American Axle & Manufacturing Inc.	(5.00)%	Quarterly	6/20/30	48,000		(4,047)	(277)	(3,770)
American Axle & Manufacturing Inc.	(5.00)%	Quarterly	6/20/30	19,000		(1,602)	(258)	(1,344)
American Axle & Manufacturing Inc.	(5.00)%	Quarterly	6/20/30	19,000		(1,602)	(88)	(1,514)
American Axle & Manufacturing Inc.	(5.00)%	Quarterly	12/20/30	198,000		(15,792)	(12,418)	(3,374)
Government of Egypt	(1.00)%	Quarterly	6/20/26	365,000		579	137,787	(137,208)
Government of Iceland	(5.00)%	Quarterly	12/20/30	137,000	EUR	(8,042)	(7,092)	(950)
Government of Italy	(1.00)%	Quarterly	6/20/26	350,000		(1,049)	(4,524)	3,475
K. Hovnanian Enterprises Inc.	(5.00)%	Quarterly	6/20/30	498,000		(41,414)	(29,153)	(12,261)
K. Hovnanian Enterprises Inc.	(5.00)%	Quarterly	6/20/30	347,000		(28,857)	(16,279)	(12,578)
K. Hovnanian Enterprises Inc.	(5.00)%	Quarterly	6/20/30	139,000		(11,559)	(5,739)	(5,820)
Kohl’s Corp.	(1.00)%	Quarterly	6/20/26	32,000		2	1,040	(1,038)
Kohl’s Corp.	(1.00)%	Quarterly	6/20/26	21,000		1	226	(225)
Kohl’s Corp.	(1.00)%	Quarterly	6/20/26	21,000		1	1,155	(1,154)
Kohl’s Corp.	(1.00)%	Quarterly	6/20/26	21,000		1	1,208	(1,207)
Kohl’s Corp.	(1.00)%	Quarterly	6/20/26	54,000		3	1,890	(1,887)
Kohl’s Corp.	(1.00)%	Quarterly	6/20/26	27,000		1	2,533	(2,532)
Kohl’s Corp.	(1.00)%	Quarterly	6/20/26	50,000		3	4,253	(4,250)
Kohl’s Corp.	(1.00)%	Quarterly	6/20/30	21,000		2,884	8,190	(5,306)
Kohl’s Corp.	(1.00)%	Quarterly	6/20/30	24,000		3,296	9,300	(6,004)
Kohl’s Corp.	(1.00)%	Quarterly	6/20/30	30,000		4,119	10,202	(6,083)
Kohl’s Corp.	(5.00)%	Quarterly	6/20/30	36,000		(242)	10,530	(10,772)
Kohl’s Corp.	(1.00)%	Quarterly	6/20/30	37,000		5,081	12,395	(7,314)
Kohl’s Corp.	(5.00)%	Quarterly	6/20/30	48,000		(323)	12,900	(13,223)
Kohl’s Corp.	(1.00)%	Quarterly	6/20/30	55,000		7,552	18,035	(10,483)
Kohl’s Corp.	(5.00)%	Quarterly	6/20/30	102,000		(685)	32,130	(32,815)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin Alternative Strategies Fund (continued)

Credit Default Swap Contracts (continued)

Description	Annual Payment Rate Received (Paid)	Payment Frequency		Maturity Date	Notional Amount[a]		Value	Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[b]

Centrally Cleared Swap Contracts (continued)

Contracts to Buy Protection[c] (continued)

Single Name (continued)
Kohl’s Corp.	(1.00)%	Quarterly		6/20/30	196,000		$26,913	$59,488	$(32,575)
Kohl’s Corp.	(5.00)%	Quarterly		6/20/30	204,000		(1,371)	61,200	(62,571)
Kohl’s Corp.	(1.00)%	Quarterly		12/20/30	54,000		8,768	7,334	1,434
Lanxess AG	(1.00)%	Quarterly		12/20/30	251,000	EUR	9,809	9,615	194
Lincoln National Corp.	(1.00)%	Quarterly		6/20/27	32,000		(137)	(207)	70
Lincoln National Corp.	(1.00)%	Quarterly		6/20/28	435,000		(892)	(2,169)	1,277
Lincoln National Corp.	(1.00)%	Quarterly		6/20/28	100,000		(205)	(451)	246
Lincoln National Corp.	(1.00)%	Quarterly		6/20/27	362,000		(1,551)	1,572	(3,123)
Macy’s Inc.	(1.00)%	Quarterly		12/20/30	366,500		13,984	12,087	1,897
Organon & Co.	(5.00)%	Quarterly		6/20/28	624,000		(40,271)	(43,051)	2,780

Contracts to Sell Protection[c,d]

Traded Index
[e]CDX.EM.44	1.00%	Quarterly		12/20/30	1,000,000		(15,112)	(20,980)	5,868	Investment Grade
[e]CDX.NA.HY.45	5.00%	Quarterly		12/20/30	2,970,000		201,694	209,000	(7,306)	Non-Investment Grade
[e]CDX.NA.IG.45	1.00%	Quarterly		12/20/30	17,000,000		330,684	391,820	(61,136)	Investment Grade
[e]ITRX.EUR	1.00%	Quarterly		12/20/30	8,000,000	EUR	191,472	206,277	(14,805)	Investment Grade
[e]ITRX.EUR.XOVER	5.00%	Quarterly		12/20/30	5,000,000	EUR	595,096	625,297	(30,201)	Non-Investment Grade

Total Centrally Cleared Swap Contracts							$1,023,666	$1,590,626	$(566,960)

OTC Swap Contracts

Contracts to Buy Protection[c]
Single Name			Counterparty
CCB	(1.00)%	Quarterly	GSCO	12/20/30	790,000		(21,948)	(19,986)	(1,962)
Government of China	(1.00)%	Quarterly	GSCO	12/20/30	790,000		(19,742)	(18,566)	(1,176)
Government of Egypt	(1.00)%	Quarterly	CITI	6/20/26	197,000		(65)	6,696	(6,761)
Government of Korea	(1.00)%	Quarterly	GSCO	12/20/30	3,028,000		(107,611)	(104,538)	(3,073)
Industrial and Commercial Bank of China	(1.00)%	Quarterly	GSCO	12/20/30	790,000		(22,068)	(19,986)	(2,082)
Kingdom of Saudia Arabia	(1.00)%	Quarterly	BZWS	12/20/30	1,025,000		(10,163)	(13,563)	3,400
Kingdom of Saudia Arabia	(1.00)%	Quarterly	GSCO	12/20/30	3,900,000		(38,669)	(50,749)	12,080
Nippon Paper Industries Co.	(1.00)%	Quarterly	GSCO	12/20/30	135,453,000	JPY	28,681	30,732	(2,051)
Petroleos Mexicanos	(1.00)%	Quarterly	BZWS	12/20/27	910,000		18,486	17,261	1,225
Rakuten Group Inc.	(1.00)%	Quarterly	GSCO	12/20/30	88,521,000	JPY	25,511	27,532	(2,021)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin Alternative Strategies Fund (continued)

Credit Default Swap Contracts (continued)

Description	Annual Payment Rate Received (Paid)	Payment Frequency	Counterparty	Maturity Date	Notional Amount[a]		Value	Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[b]

OTC Swap Contracts (continued)

Contracts to Buy Protection[c] (continued)

Single Name (continued)
Saudi Arabia International		(1.00)%	Quarterly	GSCO	6/20/35	495,000	$5,403	$–	$5,403
Univision Communications Inc.		(5.00)%	Quarterly	GSCO	6/20/30	99,000	(10,433)	(2,978)	(7,455)

Contracts to Sell Protection[c,d]

Single Name
Government of Nigeria		1.00%	Quarterly	BZWS	12/20/30	306,000	(25,892)	(26,950)	1,058	B-

Total OTC Swap Contracts							$(178,510)	$(175,095)	$(3,415)

Total Credit Default Swap Contracts							$845,156	$1,415,531	$(570,375)

[a]

In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.

[b]	Based on Standard and Poor’s (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
[c]	Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps and failure to pay or bankruptcy of the underlying securities for traded index swaps.
[d]	The Fund enters contracts to sell protection to create a long credit position.
[e]	A portion or all of the contracts are owned by K2 Holdings Investment Corp., a wholly-owned subsidiary of the Fund. See Note 6.

At February 28, 2026, the Fund had the following interest rate swap contracts outstanding.

Interest Rate Swap Contracts

Description	Payment Frequency	Maturity Date	Notional Amount*		Value/Unrealized Appreciation (Depreciation)

Centrally Cleared Swap Contracts
Receive Fixed 7.02% Pay Floating 3-Month-JIBAR	Quarterly	12/18/26	34,983,147	ZAR	$(9,246)
Receive Fixed 13.29% Pay Floating BRLCDI	Annually	1/04/27	2,980,054	BRL	6,692
Receive Fixed 13.41% Pay Floating BRLCDI	Annually	1/04/27	5,875,629	BRL	17,600
Receive Fixed 16.25% Pay Floating BRLCDI	Annually	1/04/27	9,083,263	BRL	(65,022)
Receive Fixed 7.98% Pay Floating COIR	Quarterly	3/19/27	5,531,819,764	COP	(55,852)
Receive Fixed 8.02% Pay Floating COIR	Quarterly	3/19/27	6,276,246,033	COP	(64,009)
Receive Fixed 3.70% Pay Floating SOFR	Annually	6/03/27	6,310,000		26,372

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin Alternative Strategies Fund (continued)

Interest Rate Swap Contracts (continued)

Description	Payment Frequency	Maturity Date	Notional Amount*		Value/Unrealized Appreciation (Depreciation)

Centrally Cleared Swap Contracts (continued)
Receive Fixed 8.52% Pay Floating COIR	Quarterly	12/17/27	1,890,683,756	COP	$(28,337)
Receive Fixed 8.52% Pay Floating COIR	Quarterly	12/17/27	7,409,316,244	COP	(111,045)
Receive Fixed 3.57% Pay Floating SOFR	Annually	7/28/28	2,108,000		18,620
Receive Fixed 3.58% Pay Floating SOFR	Annually	7/28/28	1,996,000		18,248
Receive Fixed 3.30% Pay Floating SOFR	Annually	11/12/28	7,274,000		24,669
Receive Fixed 4.15% Pay Floating SOFR	Annually	11/22/28	5,700,000		146,024
Receive Fixed 13.44% Pay Floating BRLCDI	Annually	1/02/29	14,380,185	BRL	23,228
Receive Fixed 3.46% Pay Floating SOFR	Annually	1/22/29	10,067,000		81,507
Receive Fixed 3.93% Pay Floating SOFR	Annually	3/15/29	5,469,600		121,259
Receive Fixed 3.47% Pay Floating 1-Day EONIA	Annually	12/18/29	13,815,899	CZK	(326)
Receive Fixed 3.50% Pay Floating 1-Day EONIA	Annually	12/18/29	22,360,157	CZK	569
Receive Fixed 5.41% Pay Floating 6-Month-BUBOR	Annually	12/18/29	447,284,564	HUF	(15,499)
Receive Fixed 5.42% Pay Floating 6-Month-BUBOR	Annually	12/18/29	182,487,019	HUF	(6,036)
Receive Fixed 5.44% Pay Floating 6-Month-BUBOR	Annually	12/18/29	182,228,417	HUF	(5,644)
Receive Fixed 7.68% Pay Floating Banxico Mexico 1 Month Rate	Monthly	6/12/30	30,200,000	MXN	39,988
Receive Fixed 6.17% Pay Floating 6-Month-BUBOR	Annually	9/17/30	650,000,000	HUF	34,483
Receive Fixed 13.28% Pay Floating BRLCDI	Annually	1/02/31	3,798,293	BRL	4,730
Receive Fixed 13.29% Pay Floating BRLCDI	Annually	1/02/31	3,601,707	BRL	4,389
Receive Fixed 3.32% Pay Floating SOFR	Annually	2/25/31	7,700,000		33,077
Receive Fixed 3.65% Pay Floating rate 6-Month-PRIBOR	Annually	3/18/31	13,500,000	CZK	3,048
Receive Fixed 5.94% Pay Floating rate 6-Month-BUBOR	Annually	3/18/31	77,000,000	HUF	1,948
Receive Fixed 5.83% Pay Floating 6-Month-BUBOR	Annually	12/18/34	237,699,992	HUF	9,745
Receive Fixed 5.85% Pay Floating 6-Month-BUBOR	Annually	12/18/34	100,982,120	HUF	3,763
Receive Fixed 5.87% Pay Floating 6-Month-BUBOR	Annually	12/18/34	101,317,888	HUF	3,451
Receive Fixed 7.80% Pay Floating 3-Month-JIBAR	Quarterly	12/17/35	29,000,000	ZAR	74,427
Receive Fixed 8.23% Pay Floating Banxico Mexico 1 Month Rate	Monthly	3/05/36	24,000,000	MXN	54,960

Total Centrally Cleared Swap Contracts					391,781

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin Alternative Strategies Fund (continued)

Interest Rate Swap Contracts (continued)

Description	Payment Frequency	Maturity Date	Notional Amount*		Value/Unrealized Appreciation (Depreciation)

OTC Swap Contracts
Receive Fixed 43.51% Pay Floating TLREF, Counterparty JPHQ	Quarterly	4/16/26	27,734,327	TRY	$(7,584)
Receive Fixed 37.35% Pay Floating TLREF, Counterparty BZWS	Quarterly	9/15/26	57,587,182	TRY	1,355
Receive Fixed 37.30% Pay Floating TLREF, Counterparty JPHQ	Quarterly	9/15/26	65,412,818	TRY	2,047
Receive Fixed 5.43% Pay Floating MIBOR, Counterparty CITI	Semi-Annually	12/17/27	210,000,000	INR	(4,648)
Receive Fixed 3.26% Pay Floating KLIBOR, Counterparty GSCO	Quarterly	6/18/30	6,126,158	MYR	(7,180)
Receive Fixed 3.26% Pay Floating KLIBOR, Counterparty HSBC	Quarterly	6/18/30	5,273,842	MYR	(5,989)

Total OTC Swap Contracts					(21,999)

Total Interest Rate Swap Contracts					$369,782

*	In U.S. dollars unless otherwise indicated.

At February 28, 2026, the Fund had the following total return swap contracts outstanding.

Total Return Swap Contracts

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts
Currency Contracts - Long[a]
Cross Asset Trend	Fixed 0.00%	Monthly	BNPP	6/30/26	10,440,424		$120,022
FX G10 Carry	Fixed 0.00%	Monthly	CITI	6/30/26	6,785,090		69,338
FX G10 Value	Fixed 0.00%	Monthly	CITI	6/30/26	22,236,962		(151,584)

							37,776

Equity Contracts - Long[a]
104 Corp	1-Day FEDEF + 0.10%	Monthly	MSCO	8/31/26	45,550		(687)
3i Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/30	217,436	GBP	(43,802)
77th Bank	TONAR + 0.35%	Monthly	GSCO	6/24/26	17,273,043	JPY	109,728
A Ethical Fpo	1-Day RBACR + 0.30%	Monthly	MSCO	1/07/27	36,095	AUD	762
A1 Telekom Austria AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/30	97,653	EUR	5,921
Able Global Berhad	1-Day FEDEF + 0.25%	Monthly	MSCO	6/25/26	11,765		2,408
ABRDN PLC	1-Day SONIA + 0.275%	Monthly	MSCO	7/08/26	164,010	GBP	76,699
AcadeMedia AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/30	1,545,085	SEK	39,704
Accelleron	Euro STR + 0.30%	Monthly	JPHQ	2/10/27	80,678	CHF	(389)
Acciona SA	1-Day EONIA + 0.35%	Monthly	MSCS	7/17/30	90,084	EUR	12,233
Accton Technology Corp.	1-Day FEDEF + 0.10%	Monthly	MSCO	1/18/27	73,758		15,862
Aces Electronic Co. Ltd.	1-Day FEDEF + 0.10%	Monthly	MSCO	12/07/26	146,291		4,687
Acs Actividades De Construction	1-Day EONIA + 0.275%	Monthly	MSCO	7/07/26	37,574	EUR	9,059
Adaro Andalan Indonesia	1-Day FEDEF + 0.35%	Monthly	MSCO	11/27/26	70,535		12,195
AddLife AB	1-Week STIBOR + 0.28%	Monthly	SEBA	8/02/30	2,313,966	SEK	3,987
Adecco	1-Day SARON + 0.35%	Monthly	JPHQ	12/30/26	124,347	CHF	(12,056)
Adesso SE	Euro STR + 0.35%	Monthly	JPHQ	1/07/31	36,001	EUR	(10,037)
Adi Sarana Armada TBK	1-Day FEDEF + 0.35%	Monthly	MSCO	9/10/26	40,940		12,053
Adidas AG	Euro STR + 0.35%	Monthly	JPHQ	10/08/30	248,538	EUR	(36,621)
Admiral Group	1-Day SONIA + 0.275%	Monthly	MSCO	4/03/26	78,685	GBP	296
Advanced Info Service Pub	1-Day FEDEF + 0.25%	Monthly	MSCO	6/25/26	202,637		59,945
Advanced Media Inc	1-Day SONIA + 0.275%	Monthly	GSCO	8/05/26	7,688,168	JPY	403
Advanced Power Electronic	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	138,667		11,011
Advantest Corp.	TONAR + 0.35%	Monthly	GSCO	6/24/26	7,628,114	JPY	2,698
Advice IT Infinite Public	1-Day FEDEF + 0.25%	Monthly	MSCO	9/24/26	63,810		5,314
Aeci Limited	1-Day SABOR + 0.70%	Monthly	MSCS	7/17/30	2,405,530	ZAR	24,759
Aedifica	Euro STR + 0.35%	Monthly	JPHQ	7/14/26	128,138	EUR	30,254
Aegon	Euro STR + 0.35%	Monthly	JPHQ	4/03/26	162,274	EUR	15,884
Aew UK REIT Plc Ord	1-Day SONIA + 0.275%	Monthly	MSCO	8/25/26	6,549	GBP	549
AGC Inc.	TONAR + 0.35%	Monthly	GSCO	12/16/26	7,579,045	JPY	14,243
Agesa Hayat Emeklilik	1-Day FEDEF + 1.25%	Monthly	MSCO	9/24/26	122,927		10,771

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Long[a] (continued)
AGL Energy Fpo	1-Day RBACR + 0.40%	Monthly	MSCO	6/24/26	203,272	AUD	$5,939
Ahresty Corporation	TONAR + 0.35%	Monthly	GSCO	6/24/26	8,380,812	JPY	11,271
AIB Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/30	48,011	GBP	40,473
Aica Kogyo Co.	TONAR + 0.35%	Monthly	GSCO	6/24/26	20,162,100	JPY	13,248
Aida Engineering	TONAR + 0.35%	Monthly	GSCO	6/24/26	12,719,331	JPY	22,494
AIMS APAC Reit	1-Day SORA + 0.40%	Monthly	MSCO	6/25/26	239,845	SGD	12,032
Air France-KLM	1-Day EONIA + 0.30%	Monthly	MSCS	10/02/29	172,495	EUR	11,832
Airtrip Corp.	TONAR + 0.35%	Monthly	GSCO	8/28/26	3,326,820	JPY	(1,602)
Aisan Industry Co.	TONAR + 0.35%	Monthly	GSCO	6/24/26	14,758,622	JPY	23,024
Aisin Corporation	TONAR + 0.35%	Monthly	GSCO	6/24/26	23,248,428	JPY	50,324
AK Medical Holdings Ltd.	HONIA + 0.35%	Monthly	GSCO	12/18/26	271,781	HKD	2,812
Aker Solutions ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/17/30	3,130,985	NOK	90,018
AKR Corporido Tbk	1-Day FEDEF + 0.35%	Monthly	MSCO	2/10/27	25,085		(69)
Albaraka Turk Katilim Bankasi AS	1-Day FEDEF + 0.30%	Monthly	MSCS	11/27/30	168,762		16,017
Alfa Financial Software	1-Day SONIA + 0.35%	Monthly	MSCS	11/18/29	67,075	GBP	(5,890)
Alior Bank SA	1-Day FEDEF + 1.25%	Monthly	MSCO	1/06/31	136,041		7,929
A-Living Smart City Service	HIBOR + 0.35%	Monthly	GSCO	6/25/26	529,640	HKD	(14,217)
Alliance Global Group	1-Day FEDEF + 0.25%	Monthly	MSCO	9/30/26	23,478		5,009
Allianz Malaysia Bhd	1-Day FEDEF + 0.25%	Monthly	MSCO	1/18/27	44,826		678
Alps Alpine Co. Ltd.	TONAR + 0.35%	Monthly	GSCO	12/23/26	14,405,674	JPY	14,334
Alten	1-Day EONIA + 0.275%	Monthly	MSCO	10/28/26	156,162	EUR	(20,336)
Aluminum Corp of China	HIBOR + 0.35%	Monthly	GSCO	6/26/26	705,768	HKD	75,883
Alzchem Group AG	Euro STR + 0.35%	Monthly	JPHQ	11/22/30	232,395	EUR	37,173
Amasten Fastighets AB	1-Week STIBOR + 0.275%	Monthly	SEBA	11/27/30	783,251	SEK	19,329
Amata Corp.	1-Day FEDEF + 0.25%	Monthly	MSCO	9/03/26	261,621		51,348
Ambea AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/30	2,784,119	SEK	35,202
Amedeo Air Four Plus	1-Day SONIA + 0.275%	Monthly	MSCO	4/09/26	35,601	GBP	23,111
Ammb Holdings Bhd	1-Day FEDEF + 0.25%	Monthly	MSCO	3/01/27	15,742		(539)
Amotiv Fpo	1-Day RBACR + 0.40%	Monthly	MSCO	6/24/26	171,541	AUD	(5,757)
AMP FPO	1-Day RBACR + 0.40%	Monthly	MSCO	6/24/26	162,313	AUD	(12,410)
AMS-Osram AG	1-Day SARON + 0.35%	Monthly	JPHQ	11/27/30	181,294	CHF	61,102
Ana Holdings Inc.	TONAR + 0.35%	Monthly	GSCO	6/24/26	28,717,106	JPY	29,498
Anadolu Sigorta	1-Day FEDEF + 1.25%	Monthly	MSCO	12/30/35	95,488		(6,756)
Anapass Inc.	1-Day FEDEF + 0.10%	Monthly	MSCO	8/28/26	145,904		(528)
Aneka Tambang	1-Day FEDEF + 0.35%	Monthly	MSCO	10/08/26	81,557		22,881
Anest Iwata Corp.	TONAR + 0.35%	Monthly	GSCO	6/24/26	11,020,618	JPY	13,602
Anima Holding SpA	1-Month EURIBOR + 0.40%	Monthly	JPHQ	7/17/30	49,729	EUR	7,067
Anker Innovations	1-Day FEDEF + 0.25%	Monthly	MSCO	6/24/26	98,646		(5,573)
Anpec Electronics Corp.	1-Day FEDEF + 0.10%	Monthly	MSCO	6/25/26	211,155		32,677
Ansell Fpo	1-Day RBACR + 0.30%	Monthly	MSCO	1/15/27	104,001	AUD	(1,601)
AO World PLC	1-Day SONIA + 0.35%	Monthly	MSCS	12/02/30	113,852	GBP	15,359
Aoyama Trading Co.	TONAR + 0.35%	Monthly	GSCO	6/24/26	15,229,893	JPY	18,937
AP Memory Technology Corp.	1-Day FEDEF + 0.10%	Monthly	MSCO	1/29/27	68,431		931
Arakawa Chemical Industrial	TONAR + 0.35%	Monthly	GSCO	6/24/26	1,672,707	JPY	3,229
Arcadyan Technology Corp.	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	267,801		(9,347)
Arcelormettal Ord	1-Day EONIA + 0.40%	Monthly	MSCS	1/20/32	1,137,897	EUR	56,013
AREIT Inc.	1-Day FEDEF + 0.25%	Monthly	MSCO	9/30/26	19,208		(218)
Argosy Research	1-Day FEDEF + 0.10%	Monthly	MSCO	9/08/26	200,951		(14,962)
Ariston Holding NV	Euro STR + 0.35%	Monthly	JPHQ	11/29/30	101,953	EUR	15,233
Arjo AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/30	1,920,771	SEK	(56,267)
Aroundtown SA	Euro STR + 0.35%	Monthly	JPHQ	9/12/30	348,156	EUR	101,673
ARYZTA	1-Day SARON + 0.35%	Monthly	JPHQ	4/26/26	199,175	CHF	(56,811)
Asahi Co Ltd.	TONAR + 0.35%	Monthly	GSCO	6/24/26	8,921,974	JPY	970
Asahi Intecc Co Ltd.	1-Day TONAR + 0.35%	Monthly	GSCO	10/16/26	35,145,316	JPY	78,786
Asahi Kasei Corp.	TONAR + 0.35%	Monthly	GSCO	1/29/27	13,428,548	JPY	17,889
Asahi Net Inc.	TONAR + 0.35%	Monthly	GSCO	6/24/26	2,005,200	JPY	51
Asahi Yukizai Corporation	TONAR + 0.35%	Monthly	GSCO	6/24/26	11,787,206	JPY	15,526
Ascencio	Euro STR + 0.35%	Monthly	JPHQ	7/17/30	79,446	EUR	17,444
Ascom Holding AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/30	34,609	CHF	32,567
Asia Pile Holdings Corpor	TONAR + 0.35%	Monthly	GSCO	6/24/26	12,632,448	JPY	37,330
ASML Holding NV	Euro STR + 0.35%	Monthly	JPHQ	7/17/29	176,072	EUR	138,588
Asrock Incorporation	1-Day FEDEF + 0.10%	Monthly	MSCO	8/17/26	248,745		(22,100)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)

OTC Swap Contracts (continued)

Equity Contracts - Long[a] (continued)
Asseco Poland SA	1-Day FEDEF + 0.30%	Monthly	MSCS	7/17/30	161,205		$38,919
Astral Foods Ltd.	1-Day SABOR + 0.30%	Monthly	MSCS	7/17/30	2,293,844	ZAR	76,514
Asustek Computer Inc.	1-Day FEDEF + 0.10%	Monthly	MSCO	8/28/26	201,062		(30,859)
Atea ASA	1-Week NIBOR + 0.275%	Monthly	SEBA	3/18/35	290,322	NOK	(315)
Atlas Copco Ord	1-Week STIBOR + 0.40%	Monthly	MSCS	1/13/32	10,301,810	SEK	10,168
Atoss Software AG	Euro STR + 0.35%	Monthly	JPHQ	8/01/30	248,208	EUR	(72,459)
Attendo AB	1-Week STIBOR + 0.28%	Monthly	SEBA	1/08/31	1,741,998	SEK	122,903
Auclinical Fpo	1-Day RBACR + 0.40%	Monthly	MSCO	6/24/26	177,182	AUD	(21,831)
Aumann AG	Euro STR + 0.35%	Monthly	JPHQ	1/22/31	49,867	EUR	13,705
Aurelia Fpo	1-Day RBACR + 0.30%	Monthly	MSCO	1/21/27	35,503	AUD	(774)
Austevoll Seafood ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/12/26	819,825	NOK	(2,698)
Autel Intelligent	1-Day FEDEF + 1.00%	Monthly	MSCO	12/09/26	77,428		4,456
Autoneum	1-Day SARON + 0.35%	Monthly	JPHQ	11/27/30	120,127	CHF	37,664
Avanza Bank Holding AB	1-Week STIBOR + 0.275%	Monthly	SEBA	6/05/26	2,472,134	SEK	(10,068)
Avation PLC	1-Day SONIA + 0.275%	Monthly	MSCO	2/24/31	24,171	GBP	(611)
Avon Technologies Plc. Ord	1-Day SONIA + 0.275%	Monthly	MSCO	1/27/27	24,312	GBP	1,220
Avrupakent Gmyo	1-Day FEDEF + 1.25%	Monthly	MSCO	8/11/26	114,328		(18,959)
Axa SA	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/30	136,764	EUR	17,989
Axfood AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/33	1,965,195	SEK	(1,465)
Axial Retailing Inc.	TONAR + 0.35%	Monthly	GSCO	6/24/26	12,423,168	JPY	10,628
Azimut Holding SpA	Euro STR + 0.35%	Monthly	JPHQ	7/17/29	254,977	EUR	20,477
Aztech Gbl	1-Day SORA + 0.40%	Monthly	MSCO	6/25/26	50,060	SGD	9,121
B Grimm Power Pcl	1-Day FEDEF + 0.25%	Monthly	MSCO	9/30/26	79,230		10,698
B&P Co Ltd.	TONAR + 0.35%	Monthly	GSCO	6/24/26	2,836,921	JPY	2,220
B2 Impact ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/17/30	736,354	NOK	104,382
Babcock International	1-Day SONIA + 0.275%	Monthly	MSCO	6/10/26	112,105	GBP	79,984
Bachem	1-Day SARON + 0.35%	Monthly	JPHQ	2/25/27	49,379	CHF	1,675
Balfour Beatty	1-Day SONIA + 0.35%	Monthly	MSCS	9/18/30	212,280	GBP	163,945
Banca Sistema	Euro STR + 0.35%	Monthly	JPHQ	1/25/27	19,545	EUR	(663)
Banco Bilbao Vizcaya Argentaria SA	1-Day EONIA + 0.35%	Monthly	MSCS	9/30/30	133,337	EUR	29,110
Bangkok Life Assurance	1-Day FEDEF + 0.25%	Monthly	MSCO	6/25/26	56,451		16,249
Bank Btpn Syariah Tbk	1-Day FEDEF + 0.35%	Monthly	MSCO	6/26/26	33,917		(4,860)
Bank Ocbc Nisp Tbk	1-Day FEDEF + 0.35%	Monthly	MSCO	6/25/26	34,237		3,803
Bank of Chongqing Co.	1-Day FEDEF + 1.00%	Monthly	MSCO	2/03/27	111,734		(7,589)
Bank of Georgia Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/31/30	148,475	GBP	192,605
Barclays PLC	1-Day SONIA + 0.44%	Monthly	MSCS	7/17/30	177,328	GBP	142,813
Barco	Euro STR + 0.35%	Monthly	JPHQ	12/31/49	148,834	EUR	(28,583)
Basilea Pharmaceutica AG	Euro STR + 6.75%	Monthly	JPHQ	5/08/26	205,528	CHF	79,355
Basler Ag	Euro STR + 0.35%	Monthly	JPHQ	1/13/27	38,924	EUR	(573)
BAWAG Group AG	Euro STR + 0.35%	Monthly	JPHQ	4/03/26	217,987	EUR	66,171
Bayer AG	Euro STR + 0.35%	Monthly	JPHQ	9/04/30	87,578	EUR	40,379
BB Biotech AG	1-Day SARON + 0.35%	Monthly	JPHQ	4/11/26	232,363	CHF	219,980
BE Group AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/30	345,132	SEK	(4,390)
Beach Fpo	1-Day RBACR + 0.30%	Monthly	MSCO	1/08/27	36,310	AUD	(1,794)
Bega Fpo	1-Day RBACR + 0.40%	Monthly	MSCO	6/24/26	320,846	AUD	26,936
Bekaert SA	Euro STR + 0.35%	Monthly	JPHQ	7/17/30	112,810	EUR	44,266
Belc Co Ltd.	TONAR + 0.35%	Monthly	GSCO	8/27/26	10,172,838	JPY	5,566
Bellway PLC	1-Day SONIA + 0.35%	Monthly	MSCS	4/04/29	49,931	GBP	(1,208)
Beneteau	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/30	112,824	EUR	(17,886)
Betagro Pcl	1-Day FEDEF + 0.25%	Monthly	MSCO	9/24/26	46,501		6,730
Betsson AB	1-Week STIBOR + 0.275%	Monthly	SEBA	7/17/30	4,728,397	SEK	(198,423)
Bic Camera Inc.	TONAR + 0.35%	Monthly	GSCO	12/16/26	11,775,061	JPY	6,266
Bilfinger SE	Euro STR + 0.35%	Monthly	JPHQ	12/06/30	67,579	EUR	74,148
Billerud AB	1-Week STIBOR + 0.275%	Monthly	SEBA	7/29/30	5,050,548	SEK	(115,986)
Binggrae Co.	1-Day FEDEF + 0.10%	Monthly	MSCO	11/23/26	63,674		6,161
Binjiang Svc Group Co Ltd.	HIBOR + 0.35%	Monthly	GSCO	6/25/26	1,140,795	HKD	(2,320)
Blue Bird Tbk Pt	1-Day FEDEF + 0.35%	Monthly	MSCO	7/31/26	17,058		(1,474)
BNP Paribas SA	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/30	292,967	EUR	147,627
Boe Varitronix Ltd.	HIBOR + 0.35%	Monthly	GSCO	11/30/26	1,751,130	HKD	(20,138)
Bogdanka SA	1-Day FEDEF + 0.30%	Monthly	MSCS	8/19/30	102,629		(26,698)
Boliden AB	1-Week STIBOR + 0.275%	Monthly	SEBA	6/08/26	1,622,659	SEK	133,821
Bonheur ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	8/28/30	580,809	NOK	8,246

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)

OTC Swap Contracts (continued)

Equity Contracts - Long[a] (continued)
Boozt AB	1-Week STIBOR + 0.275%	Monthly	SEBA	9/19/29	470,421	SEK	$1,605
Bouygues	1-Day EONIA + 0.30%	Monthly	MSCO	3/14/26	191,517	EUR	68,045
Bpost	Euro STR + 0.35%	Monthly	JPHQ	11/07/30	34,551	EUR	(317)
Bravura Fpo	1-Day RBACR + 0.40%	Monthly	MSCO	6/24/26	223,123	AUD	(4,957)
Brickability Group PLC	1-Day SONIA + 0.275%	Monthly	MSCO	12/08/30	14,982	GBP	(1,584)
Brother Industries	TONAR + 0.35%	Monthly	GSCO	12/08/26	15,760,052	JPY	2,503
Bulten AB	1-Week STIBOR + 0.275%	Monthly	SEBA	10/18/30	524,729	SEK	(20,126)
Bumitama Agri	1-Day SORA + 0.40%	Monthly	MSCO	6/25/26	58,281	SGD	(2,140)
Burberry Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/29	122,440	GBP	(5,101)
Burckhardt	Euro STR + 0.35%	Monthly	JPHQ	7/17/30	398,438	CHF	(50,097)
Burkhalter Holdings	1-Day SARON + 0.35%	Monthly	JPHQ	9/12/30	126,232	CHF	54,108
Buysell Technologies Co.	TONAR + 0.35%	Monthly	GSCO	6/24/26	4,173,538	JPY	(284)
C&D Property Management	HIBOR + 0.35%	Monthly	GSCO	6/25/26	358,578	HKD	(1,456)
Cafe De Coral Hldgs	HIBOR + 0.35%	Monthly	GSCO	6/29/26	563,678	HKD	(17,720)
Cafe24 Corp.	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	183,419		(38,947)
Cairn Homes PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/30	147,843	GBP	85,862
Canal Plus SA Ord	1-Day SONIA + 0.275%	Monthly	MSCO	8/25/26	108,174	GBP	34,079
Cancom SE	Euro STR + 0.35%	Monthly	JPHQ	1/07/31	197,237	EUR	3,546
Canon Marketing Japan Inc.	TONAR + 0.35%	Monthly	GSCO	7/21/26	11,110,561	JPY	14,982
Capitaland Malaysia Trust	1-Day FEDEF + 0.25%	Monthly	MSCO	6/25/26	12,566		13
Care Property Invest	Euro STR + 0.35%	Monthly	JPHQ	12/16/30	66,821	EUR	12,448
Cargotec	Euro STR + 0.275%	Monthly	SEBA	8/23/30	172,428	EUR	(1,794)
Carmila	1-Day EONIA + 0.30%	Monthly	MSCS	8/07/30	213,162	EUR	37,001
Carnival PLC	1-Day SONIA + 0.275%	Monthly	MSCO	6/10/26	150,401	GBP	158,972
Carrefour	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/30	69,121	EUR	18,679
Catalyst Metals Fpo	1-Day RBACR + 0.30%	Monthly	MSCO	1/08/27	90,225	AUD	9,020
Cathay Pacific Airways	HONIA + 0.35%	Monthly	GSCO	12/18/26	790,913	HKD	12,085
Cedarwoods Fpo	1-Day RBACR + 0.40%	Monthly	MSCO	9/11/26	83,590	AUD	8,862
Cementir Holding NV	Euro STR + 0.35%	Monthly	JPHQ	7/17/30	60,849	EUR	17,493
Central Asia Metals PLC	1-Day SONIA + 0.35%	Monthly	MSCS	9/25/29	89,477	GBP	51,604
Central Automotive Products	TONAR + 0.35%	Monthly	GSCO	12/03/26	1,770,719	JPY	1,735
Central Omega Resources	1-Day FEDEF + 0.35%	Monthly	MSCO	11/27/26	38,707		4,243
Central Pattana Public Co.	1-Day FEDEF + 0.25%	Monthly	MSCO	2/17/27	61,865		6,083
Centrica PLC ORD	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/30	179,296	GBP	84,366
Century Iron & Steel Industries	1-Day FEDEF + 0.10%	Monthly	MSCO	10/02/26	195,541		(28,295)
CEWE Stiftung & Co. KGaA	Euro STR + 0.35%	Monthly	JPHQ	3/18/26	106,413	EUR	7,251
Changgao Electric	1-Day FEDEF + 0.25%	Monthly	MSCO	8/21/26	103,531		41,492
Chaoju Eye Care Holdings	HIBOR + 0.35%	Monthly	GSCO	6/25/26	574,921	HKD	(2,941)
CHC Healthcare Group	1-Day FEDEF + 0.10%	Monthly	MSCO	2/03/27	29,149		253
Cheilworldwide	1-Day FEDEF + 0.10%	Monthly	MSCO	6/23/26	206,288		8,132
Chemometec	1-Week CIBOR + 0.28%	Monthly	SEBA	11/15/29	977,926	DKK	(55,119)
Chervon Holdings Ltd.	HIBOR + 0.35%	Monthly	GSCO	9/23/26	807,521	HKD	9,128
China Air Lines	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	294,229		(12,668)
China Aircraft Leasing Gp	HIBOR + 0.35%	Monthly	GSCO	6/25/26	192,898	HKD	3,223
China Aviation	1-Day SORA + 0.40%	Monthly	MSCO	6/25/26	51,104	SGD	28,728
China Bluechemical Limited	HIBOR + 0.35%	Monthly	GSCO	6/25/26	1,129,894	HKD	43,419
China Communications Services	HIBOR + 0.35%	Monthly	GSCO	6/25/26	209,409	HKD	(663)
China Education GP Holdings	HONIA + 0.35%	Monthly	GSCO	12/04/26	784,984	HKD	(5,893)
China Foods Ltd.	HIBOR + 0.35%	Monthly	GSCO	6/25/26	922,621	HKD	27,728
China Intl Marine Contain	HIBOR + 0.35%	Monthly	GSCO	6/26/26	772,880	HKD	67,628
China Merchants	1-Day FEDEF + 0.25%	Monthly	MSCO	7/29/26	36,023		1,922
China New Higher Education	HIBOR + 0.35%	Monthly	GSCO	10/06/26	741,188	HKD	(21,902)
China Oilfield Services	HIBOR + 0.35%	Monthly	GSCO	10/07/26	737,501	HKD	30,189
China Overseas Property	HIBOR + 0.35%	Monthly	GSCO	6/25/26	385,589	HKD	(3,075)
China Railway Tielong	1-Day FEDEF + 0.25%	Monthly	MSCO	6/24/26	125,438		15,327
China Reinsurance	HIBOR + 0.35%	Monthly	GSCO	6/25/26	1,146,655	HKD	28,447
China Res Med Hldgs Co Lt	HIBOR + 0.35%	Monthly	GSCO	6/25/26	2,221,458	HKD	(54,419)
China Shineway Pharmaceutcal	HIBOR + 0.35%	Monthly	GSCO	6/25/26	985,002	HKD	11,910
China Tower Corp. Ltd.	HONIA + 0.35%	Monthly	GSCO	1/14/27	946,578	HKD	(2,067)
Chinasunsine	1-Day SORA + 0.40%	Monthly	MSCO	6/25/26	33,135	SGD	5,154
Chipmos Technologies Inc.	1-Day FEDEF + 0.10%	Monthly	MSCO	2/25/27	20,054		3,433
Chongqing Machinery & Electric	HONIA + 0.35%	Monthly	GSCO	12/07/26	441,007	HKD	40,557

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)

OTC Swap Contracts (continued)

Equity Contracts - Long[a] (continued)
Chow Sang Sang Hldgs Intl	HIBOR + 0.35%	Monthly	GSCO	6/25/26	1,361,830	HKD	$31,370
Chow Tai Fook Jewellery	HONIA + 0.35%	Monthly	GSCO	12/18/26	355,105	HKD	(467)
Chrysalis Investments	1-Day SONIA + 0.35%	Monthly	MSCS	11/27/30	192,551	GBP	17,723
Chsocinfra Ord Units	1-Day RBACR + 0.40%	Monthly	MSCO	6/24/26	264,205	AUD	(7,207)
Cikarang Listrindo TBK	1-Day FEDEF + 0.35%	Monthly	MSCO	9/24/26	11,860		802
Ciputra Development	1-Day FEDEF + 0.35%	Monthly	MSCO	6/25/26	35,322		(6,998)
Citizen Watch Co Ltd.	TONAR + 0.35%	Monthly	GSCO	6/24/26	4,744,205	JPY	30,837
CJ	1-Day FEDEF + 0.10%	Monthly	MSCO	6/19/26	162,265		37,728
CJ Logistics	1-Day FEDEF + 0.10%	Monthly	MSCO	1/22/27	101,154		26,544
Clariant International AG	1-Day SARON + 0.35%	Monthly	JPHQ	5/30/35	66,872	CHF	10,596
Clarkson PLC	1-Day SONIA + 0.35%	Monthly	MSCS	5/06/26	187,858	GBP	29,415
Clas Ohlson AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/30	1,709,513	SEK	84,439
Clinuvel Fpo	1-Day RBACR + 0.40%	Monthly	MSCO	6/24/26	211,932	AUD	(17,699)
Cliq Digital AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/30	27,743	EUR	(24,709)
Cloetta AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/34	896,124	SEK	4,142
CMGE Technology Gp Ltd.	HIBOR + 0.35%	Monthly	GSCO	11/30/26	219,715	HKD	(2,392)
CMOC Group Limited	HIBOR + 0.35%	Monthly	GSCO	6/26/26	477,321	HKD	77,821
Coca-Cola Bottlers Japan	TONAR + 0.35%	Monthly	GSCO	2/26/27	4,033,683	JPY	578
Coca-Cola HBC AG-DI	1-Day SONIA + 0.35%	Monthly	MSCS	12/04/30	147,952	GBP	70,633
CoinShares International	1-Week STIBOR + 0.275%	Monthly	SEBA	5/19/26	1,136,359	SEK	(37,377)
Colesgroup Fpo	1-Day RBACR + 0.40%	Monthly	MSCO	6/24/26	193,856	AUD	(6,227)
Collins Fd Fpo	1-Day RBACR + 0.40%	Monthly	MSCO	6/24/26	320,048	AUD	12,670
Com7 Public Co Ltd.	1-Day FEDEF + 0.25%	Monthly	MSCO	6/22/26	186,178		44,867
Commerzbank AG	Euro STR + 0.35%	Monthly	JPHQ	12/18/30	176,185	EUR	50,125
Companhia De Saneamento Basico Ord	1-Day FEDEF + 0.60%	Monthly	MSCS	7/10/26	1,506,794		50,507
Computacenter PLC ORD	1-Day SONIA + 0.35%	Monthly	MSCS	7/15/26	114,832	GBP	41,838
Computer Engineering & Co.	TONAR + 0.35%	Monthly	GSCO	6/24/26	12,269,847	JPY	(4,805)
Construcciones y Auxiliar de Ferrocarriles	1-Day EONIA + 0.35%	Monthly	MSCS	7/17/30	178,157	EUR	122,729
Consun Pharmaceutical Grp	HIBOR + 0.35%	Monthly	GSCO	6/24/26	1,503,928	HKD	53,915
Contemporary Amper	1-Day FEDEF + 0.25%	Monthly	MSCO	6/24/26	79,530		(4,771)
Continental AG	Euro STR + 0.35%	Monthly	JPHQ	11/03/30	235,722	EUR	47,763
Convatec Group Plc Ord Gb	1-Day SONIA + 0.275%	Monthly	MSCO	7/29/26	200,912	GBP	18,291
Corbion	Euro STR + 0.35%	Monthly	JPHQ	9/03/30	263,147	EUR	29,554
Cosco Shipping Specialty	1-Day FEDEF + 0.25%	Monthly	MSCO	6/25/26	108,801		27,321
Costain Group	1-Day SONIA + 0.35%	Monthly	MSCS	11/15/30	92,451	GBP	77,427
Costain Group	1-Day SONIA + 0.35%	Monthly	MSCS	11/27/30	568	GBP	1,709
Country Garden Svcs Hldgs	HIBOR + 0.35%	Monthly	GSCO	6/25/26	1,114,086	HKD	(6,166)
Covivio	1-Day EONIA + 0.275%	Monthly	MSCO	7/28/26	19,063	EUR	2,282
CPI Europe AG	Euro STR + 0.35%	Monthly	JPHQ	11/27/30	138,497	EUR	(15,330)
Credit Agricole	1-Day EONIA + 0.275%	Monthly	MSCO	7/09/26	126,745	EUR	24,961
Creditcorp Fpo	1-Day RBACR + 0.40%	Monthly	MSCO	6/24/26	263,705	AUD	(26,094)
Cresco Ltd	1-Day TONAR + 0.35%	Monthly	GSCO	11/02/26	6,498,174	JPY	(2,245)
Cromwell Stapled	1-Day RBACR + 0.40%	Monthly	MSCO	6/24/26	104,619	AUD	8,607
CS Wind Corp.	1-Day FEDEF + 0.10%	Monthly	MSCO	7/10/26	102,817		27,412
CSHARE FPO	1-Day RBACR + 0.40%	Monthly	MSCO	6/24/26	159,120	AUD	(17,317)
Currys PLC	1-Day SONIA + 0.35%	Monthly	MSCS	11/27/30	227,598	GBP	193,619
Cvilux Corporation	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	76,040		40,881
Cyber Agent	TONAR + 0.35%	Monthly	GSCO	2/11/27	15,970,437	JPY	3,596
Cyberlink Corp	1-Day FEDEF + 0.10%	Monthly	MSCO	10/05/26	87,829		(21,048)
Daesang	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	279,863		(6,781)
Daeyang Electric Co. Ltd.	1-Day FEDEF + 0.10%	Monthly	MSCO	12/17/26	58,010		7,721
Dah Sing Banking Group	HIBOR + 0.35%	Monthly	GSCO	6/25/26	1,197,802	HKD	56,778
Daihanpharm	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	48,978		(2,887)
Danieli & C Officine Meccaniche SpA	Euro STR + 0.35%	Monthly	JPHQ	7/17/30	214,876	EUR	270,116
Danske Bank A/S	1-Week CIBOR + 0.275%	Monthly	SEBA	11/13/30	255,042	DKK	9,230
Datatec Ltd.	1-Day SABOR + 0.70%	Monthly	MSCS	11/27/30	2,931,972	ZAR	76,172
DBA Group	Euro STR + 0.35%	Monthly	JPHQ	11/03/30	35,145	EUR	5,234
DCC PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/30	132,944	GBP	22,023
Deceuninck	Euro STR + 0.35%	Monthly	JPHQ	11/07/30	28,313	EUR	4,251
Dedicare AB	1-Week STIBOR + 0.275%	Monthly	SEBA	5/27/26	265,776	SEK	(5,721)
Delfi	1-Day SORA + 0.30%	Monthly	MSCO	12/15/26	32,369	SGD	7,584

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)

OTC Swap Contracts (continued)

Equity Contracts - Long[a] (continued)
DEME Group	Euro STR + 0.35%	Monthly	JPHQ	8/22/30	132,786	EUR	$101,114
Deutsche Bank AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/30	160,861	EUR	75,545
Deutsche Lufthansa AG	Euro STR + 0.35%	Monthly	JPHQ	9/06/34	142,561	EUR	636
Develia SA	1-Day FEDEF + 1.25%	Monthly	MSCO	12/19/30	39,091		21,287
Dfirg Usd	1-Day FEDEF + 0.40%	Monthly	MSCO	7/10/26	214,495		50,469
Digiplus Interactive Corp.	1-Day FEDEF + 0.25%	Monthly	MSCO	6/19/26	170,831		(53,318)
Digital Hearts Holdings	TONAR + 0.35%	Monthly	GSCO	2/15/27	2,551,476	JPY	821
Digital Information Techn	TONAR + 0.35%	Monthly	GSCO	6/24/26	4,572,368	JPY	(3,153)
Dingzing Advanced Materia	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	112,885		(22,649)
Dip Corporation	TONAR + 0.35%	Monthly	GSCO	12/04/26	15,874,200	JPY	(3,703)
Distribuidora Internacional	1-Day EONIA + 0.275%	Monthly	MSCO	2/18/31	78,284	EUR	69,403
Dit Corp.	1-Day FEDEF + 0.10%	Monthly	MSCO	8/17/26	70,072		32,619
DKSH Switzerland Ltd.	1-Day SARON + 0.35%	Monthly	JPHQ	7/17/26	81,251	CHF	11,481
DNO ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/15/29	361,460	NOK	5,892
DO & CO AG	Euro STR + 0.35%	Monthly	JPHQ	9/06/30	142,190	EUR	19,279
Dogan Holding	1-Day FEDEF + 1.25%	Monthly	MSCO	9/25/26	266,297		19,170
Dogus Otomotiv	1-Day FEDEF + 1.25%	Monthly	MSCS	1/22/29	211,115		24,876
Dom Development	1-Day FEDEF + 1.25%	Monthly	MSCS	11/28/30	31,814		20,524
Dongkook Pharm	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	205,901		26,197
Dongsung Finetec	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	164,883		14,846
Dormakaba Holding AG	1-Day SARON + 0.35%	Monthly	JPHQ	3/04/31	286,583	CHF	(17,535)
Doublegames Co. Ltd.	1-Day FEDEF + 0.10%	Monthly	MSCO	12/01/26	87,413		572
Doutor Nichires Holdings	1-Day TONAR + 0.35%	Monthly	GSCO	10/12/26	20,715,181	JPY	20,183
Downer Edi Fpo	1-Day RBACR + 0.40%	Monthly	MSCO	6/24/26	219,560	AUD	38,712
Dr. Martens PLC	1-Day SONIA + 0.275%	Monthly	MSCO	3/02/31	114,332	GBP	6,823
Drax Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/30	274,958	GBP	158,251
Duerr AG	Euro STR + 0.35%	Monthly	JPHQ	2/17/31	175,767	EUR	53,285
Dufry AG	Euro STR + 0.35%	Monthly	JPHQ	8/16/29	273,452	CHF	55,795
DWS Group SE	Euro STR + 0.35%	Monthly	JPHQ	12/07/26	101,808	EUR	12,092
E1 Corporation	1-Day FEDEF + 0.10%	Monthly	MSCO	2/05/27	29,367		748
East West Banking Corporation	1-Day FEDEF + 0.25%	Monthly	MSCO	6/24/26	248		54
Easy Holdings Co. Ltd.	1-Day FEDEF + 0.10%	Monthly	MSCO	1/07/27	42,931		6,382
Easyjet PLC	1-Day SONIA + 0.35%	Monthly	MSCO	7/17/26	280,152	GBP	(26,947)
Ebro Foods	1-Day EONIA + 0.35%	Monthly	MSCO	12/04/30	147,034	EUR	38,851
Eckert & Ziegler SE	Euro STR + 0.35%	Monthly	JPHQ	1/07/31	135,287	EUR	(5,042)
Econocom Group SE	Euro STR + 0.35%	Monthly	JPHQ	7/17/30	39,045	EUR	(2,920)
Eeka Fashion Holdings Ltd.	HONIA + 0.35%	Monthly	GSCO	1/27/27	218,166	HKD	(1,103)
EFG International AG	1-Day SARON + 0.35%	Monthly	JPHQ	7/17/30	206,959	CHF	177,877
EG Industries Bhd	1-Day FEDEF + 0.25%	Monthly	MSCO	10/30/26	51,600		(2,355)
Eiffage SA	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/29	67,213	EUR	26,770
El.En. SpA	Euro STR + 0.35%	Monthly	JPHQ	7/13/29	126,402	EUR	22,867
Elecom Co.	1-Day TONAR + 0.35%	Monthly	GSCO	9/30/26	10,040,271	JPY	(6)
Elekta AB	1-Week STIBOR + 0.28%	Monthly	SEBA	8/05/29	1,336,164	SEK	(2,739)
Elior Group	1-Day EONIA + 0.275%	Monthly	MSCO	9/08/30	182,401	EUR	2,795
Elmera Group ASA	1-Week NIBOR + 0.275%	Monthly	SEBA	1/27/31	471,656	NOK	(3,915)
Elmos Semiconductor SE	Euro STR + 0.35%	Monthly	JPHQ	7/18/30	20,243	EUR	12,832
Elnusa Tbk	1-Day FEDEF + 0.35%	Monthly	MSCO	6/29/26	30,431		20,701
E-Mart Inc	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	210,277		34,860
Emlpayment Fpo	1-Day RBACR + 0.40%	Monthly	MSCO	8/26/26	95,835	AUD	(23,286)
Emmi	1-Day SARON + 0.35%	Monthly	JPHQ	11/09/26	183,203	CHF	24,024
Enagas SA	1-Day EONIA + 0.275%	Monthly	MSCO	6/11/26	128,701	EUR	18,774
Endeavour Mining Plc Ord	1-Day SONIA + 0.275%	Monthly	MSCO	2/17/27	47,301	GBP	8,477
Endesa SA	1-Day EONIA + 0.35%	Monthly	MSCS	1/13/31	166,571	EUR	103,976
Endo Lighting Corp.	TONAR + 0.35%	Monthly	GSCO	6/24/26	12,732,114	JPY	19,670
Enea AB	1-Day FEDEF + 0.30%	Monthly	MSCS	7/17/26	147,647		109,181
Enel Group	1-Day EONIA + 0.40%	Monthly	MSCS	12/05/30	882,222	EUR	110,353
Engie SA	1-Day EONIA + 0.40%	Monthly	MSCO	9/25/30	1,438,326	EUR	169,294
Ennoconn Corporation	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	174,797		(1,518)
EnQuest PLC	1-Day SONIA + 0.35%	Monthly	MSCS	11/27/30	125,998	GBP	29,011
Entra ASA	1-Week NIBOR + 0.275%	Monthly	SEBA	5/05/26	1,640,931	NOK	(11,215)
Equasens	1-Day EONIA + 0.275%	Monthly	MSCO	11/17/26	41,838	EUR	(6,653)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)

OTC Swap Contracts (continued)

Equity Contracts - Long[a] (continued)
Equity Flows	Fixed 0.00%	Monthly	JPHQ	6/30/26	2,093,250		$6,352
Equity Low Beta	Fixed 0.00%	Monthly	DBAB	6/29/31	3,605,760		164,774
Equity Momentum	Fixed 0.00%	Monthly	DBAB	6/29/31	8,874,589		602,386
Equity Value	Fixed 0.00%	Monthly	DBAB	6/29/31	12,864,480		(274,823)
Erajaya Tbk	1-Day FEDEF + 0.35%	Monthly	MSCO	6/25/26	103,567		(6,246)
Erex Co Ltd.	TONAR + 0.35%	Monthly	GSCO	7/20/26	9,404,863	JPY	3,102
Ericsson	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/30	3,779,912	SEK	114,044
Esr REIT	1-Day SORA + 0.40%	Monthly	MSCO	11/26/26	128,503	SGD	(5,761)
Eubiologics Co Ltd.	1-Day FEDEF + 0.10%	Monthly	MSCO	9/02/26	128,129		9,353
Eurocash	1-Day FEDEF + 1.25%	Monthly	MSCS	1/06/31	76,274		(11,845)
Eurocell PLC	1-Day SONIA + 0.275%	Monthly	MSCO	9/24/30	44,019	GBP	(13,632)
Eurocommercial Properties NV	Euro STR + 0.35%	Monthly	JPHQ	7/17/30	162,636	EUR	26,269
Eurofins Scientific	1-Day EONIA + 0.275%	Monthly	MSCO	7/17/30	210,279	EUR	31,566
Eva Airways	1-Day FEDEF + 0.10%	Monthly	MSCO	6/19/26	279,729		(18,310)
Eva Precision Industrial	HIBOR + 0.35%	Monthly	GSCO	6/25/26	412,277	HKD	7,267
Evergreen Aviation Technology	1-Day FEDEF + 0.10%	Monthly	MSCO	1/22/27	66,945		4,498
Everlight Electronics Co.	1-Day FEDEF + 0.10%	Monthly	MSCO	9/28/26	75,741		3,044
Everplay Group PLC	1-Day SONIA + 0.275%	Monthly	MSCO	4/15/26	181,748	GBP	(32,747)
EVN AG	Euro STR + 0.35%	Monthly	JPHQ	3/18/26	31,382	EUR	404
EVS Broadcast Equipment SA	Euro STR + 0.35%	Monthly	JPHQ	7/17/30	82,683	EUR	(1,199)
Exem Co Ltd.	1-Day FEDEF + 0.10%	Monthly	MSCO	7/20/26	49,872		(8,409)
Exor NV	Euro STR + 0.35%	Monthly	JPHQ	2/28/31	296,150	EUR	(1,027)
F&P Health Fpo Nzx	1-Day NZOCR + 0.30%	Monthly	MSCO	1/08/27	138,764	AUD	2,873
Fabege AB	1-Week STIBOR + 0.275%	Monthly	SEBA	11/21/29	2,264,318	SEK	6,245
Facc AG	Euro STR + 0.35%	Monthly	JPHQ	2/23/27	27,911	EUR	5,130
Fagron NV	Euro STR + 0.35%	Monthly	JPHQ	8/19/30	55,185	EUR	5,822
Far Eastern New Century	1-Day FEDEF + 0.10%	Monthly	MSCO	9/28/26	197,591		5,168
Farm Fresh Berhad	1-Day FEDEF + 0.25%	Monthly	MSCO	9/14/26	34,592		3,609
Ferrotec Corporation	TONAR + 0.35%	Monthly	GSCO	2/19/27	4,574,905	JPY	(837)
Ficont Industry	1-Day FEDEF + 0.25%	Monthly	MSCO	6/24/26	257,977		37,262
Finnair OYJ	Euro STR + 0.275%	Monthly	SEBA	4/15/26	74,985	EUR	5,373
First Gen Corporation	1-Day FEDEF + 0.25%	Monthly	MSCO	6/24/26	944		41
First Pacific Co.	HIBOR + 0.35%	Monthly	GSCO	7/03/26	842,192	HKD	3,694
First Resources	1-Day SORA + 0.40%	Monthly	MSCO	6/25/26	120,689	SGD	39,912
FirstGroup PLC	1-Day SONIA + 0.35%	Monthly	MSCS	8/24/30	240,968	GBP	22,254
Fisher & Paykel Healthcare	1-Day NZOCR + 0.40%	Monthly	MSCO	6/24/26	319,169	NZD	18,324
Fleetwood Fpo	1-Day RBACR + 0.40%	Monthly	MSCO	9/17/26	108,849	AUD	(18,315)
Flight Ctr Fpo	1-Day RBACR + 0.40%	Monthly	MSCO	6/24/26	228,521	AUD	(7,784)
Focusrite Plc Ord	1-Day SONIA + 0.275%	Monthly	MSCO	2/25/27	6,075	GBP	(167)
ForFarmers	Euro STR + 0.35%	Monthly	JPHQ	7/17/30	102,753	EUR	73,280
Formosa Laboratories Inc.	1-Day FEDEF + 0.10%	Monthly	MSCO	9/08/26	31,979		(224)
Forterra Plc Ord	1-Day SONIA + 0.275%	Monthly	MSCO	8/27/26	101,740	GBP	4,504
Fortress REIT Ltd.	1-Day SABOR + 0.50%	Monthly	MSCS	11/27/30	4,102,817	ZAR	98,771
Forvia	1-Day EONIA + 0.30%	Monthly	MSCS	12/02/30	40,205	EUR	4,478
Foster Electric Co.	TONAR + 0.35%	Monthly	GSCO	6/24/26	27,729,635	JPY	114,882
Fosun International	HONIA + 0.35%	Monthly	GSCO	2/16/27	139,086	HKD	(149)
Foxtons Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	9/18/30	56,812	GBP	3,399
Frasers Property Limited	1-Day SORA + 0.40%	Monthly	MSCO	6/25/26	4,809	SGD	471
Freebit Co Ltd.	TONAR + 0.35%	Monthly	GSCO	6/24/26	11,337,378	JPY	4,651
Fuchs Petrolub SE	Euro STR + 0.35%	Monthly	JPHQ	4/25/26	133,356	EUR	3,875
Fufeng Group Ltd.	HIBOR + 0.35%	Monthly	GSCO	6/25/26	1,132,748	HKD	3,540
Fuji Seal International	TONAR + 0.35%	Monthly	GSCO	6/24/26	17,852,891	JPY	1,759
Fukuda Denshi Co.	TONAR + 0.35%	Monthly	GSCO	6/24/26	772,509	JPY	1,619
Furyu Corporation	TONAR + 0.35%	Monthly	GSCO	2/19/27	1,906,135	JPY	682
Fusheng Precision Co Ltd.	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	159,165		(14,070)
Futaba Industrial Co.	TONAR + 0.35%	Monthly	GSCO	6/24/26	12,101,144	JPY	40,434
Fuyao Glass Industry	HONIA + 0.35%	Monthly	MSCO	1/18/27	90,736		(952)
Fuyao Glass Industry Group	HIBOR + 0.35%	Monthly	GSCO	6/26/26	1,648,405	HKD	14,878
Fuzhou Rockchip Electric	1-Day FEDEF + 1.00%	Monthly	MSCO	1/26/27	43,969		(2,006)
GA Technologies Co Ltd.	TONAR + 0.35%	Monthly	GSCO	6/24/26	45,858,720	JPY	(9,805)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)

OTC Swap Contracts (continued)

Equity Contracts - Long[a] (continued)
Gakken Holdings Co Ltd.	TONAR + 0.35%	Monthly	GSCO	6/24/26	14,021,655	JPY	$7,157
Galenica AG	1-Day SARON + 0.35%	Monthly	JPHQ	7/17/29	210,181	CHF	20,586
Galliford Try Holdings PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/30	103,277	GBP	82,782
Gas Malaysia Berhad	1-Day FEDEF + 0.25%	Monthly	MSCO	6/25/26	39,102		8,434
[b]Gazprom PJSC ADR	1-Day FEDEF	Monthly	MSCS	1/31/31	173,903		-
GDI Prop Stapled	1-Day RBACR + 0.40%	Monthly	MSCO	6/24/26	111,284	AUD	(3,355)
GEA Group	Euro STR + 0.35%	Monthly	JPHQ	6/05/26	83,508	EUR	12,685
Geely Automobile Holdings	HIBOR + 0.35%	Monthly	GSCO	6/25/26	1,581,509	HKD	(10,578)
Genians Inc.	1-Day FEDEF + 0.10%	Monthly	MSCO	7/28/26	43,486		(11,164)
Genius Electronic Optical	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	284,548		(1,669)
Genmab A/S	1-Week CIBOR + 0.28%	Monthly	SEBA	7/17/30	1,002,703	DKK	32,439
Genus PLC	1-Day SONIA + 0.35%	Monthly	MSCS	8/22/30	178,590	GBP	43,983
Gestamp Automocion SA	1-Day EONIA + 0.35%	Monthly	MSCS	7/17/30	227,553	EUR	68
Getac Holdings Corp.	1-Day FEDEF + 0.10%	Monthly	MSCO	12/10/26	92,495		(2,097)
Getinge AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/28	2,665,568	SEK	5,240
Gfpt Public Company Limit	1-Day FEDEF + 0.25%	Monthly	MSCO	6/25/26	141,194		15,534
Giordano International	HIBOR + 0.35%	Monthly	GSCO	9/09/26	332,531	HKD	(1,400)
Global Mixed Mode Technology	1-Day FEDEF + 0.10%	Monthly	MSCO	9/22/26	96,231		7,615
Global One Real Estate	TONAR + 0.35%	Monthly	GSCO	6/24/26	16,468,070	JPY	2,261
Global Power Synergy Pcl	1-Day FEDEF + 0.25%	Monthly	MSCO	2/10/27	38,041		4,455
Global Tax Free Co. Ltd.	1-Day FEDEF + 0.10%	Monthly	MSCO	1/07/27	60,734		(1,910)
GMO Internet Group Inc.	TONAR + 0.35%	Monthly	GSCO	6/24/26	34,232,712	JPY	(36,749)
GN Store Nord AS	1-Week CIBOR + 0.275%	Monthly	SEBA	12/08/26	850,629	DKK	(16,107)
Golden Agr-Res	1-Day SORA + 0.30%	Monthly	MSCO	12/02/26	96,380	SGD	1,258
Goodbaby Intl Hldgs Ltd.	HIBOR + 0.35%	Monthly	GSCO	6/30/26	888,156	HKD	(7,552)
Gpt Stapled	1-Day RBACR + 0.40%	Monthly	MSCO	6/24/26	279,749	AUD	(2,331)
Grand City Properties SA	Euro STR + 0.35%	Monthly	JPHQ	11/27/28	133,640	EUR	7,249
Grape King Bio Ltd.	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	74,318		(4,217)
Great Wall Motor Company	HIBOR + 0.35%	Monthly	GSCO	10/06/26	1,616,956	HKD	(31,016)
Greatek Electronics Inc.	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	86,995		42,416
Greencore Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	9/12/30	208,911	GBP	109,550
Greentown Service Group C	HIBOR + 0.35%	Monthly	GSCO	6/25/26	2,421,173	HKD	(5,123)
Grenke AG	Euro STR + 0.35%	Monthly	JPHQ	11/30/26	118,727	EUR	(2,995)
Grifols SA	1-Day EONIA + 0.35%	Monthly	MSCO	3/25/26	179,034	EUR	578
Grupa Azoty SA	1-Day FEDEF + 0.30%	Monthly	MSCS	7/17/30	130,097		(14,512)
Grupo Empresarial San Jose	1-Day EONIA + 0.275%	Monthly	MSCO	9/22/26	55,987	EUR	22,083
GTT	1-Day EONIA + 0.275%	Monthly	MSCO	10/28/26	158,538	EUR	23,969
Guangdong Haid Group	1-Day FEDEF + 0.25%	Monthly	MSCO	8/28/26	46,920		(6,134)
Guangdong Investment	HIBOR + 0.35%	Monthly	GSCO	6/25/26	2,024,795	HKD	19,621
Guangshen Railway Co.	1-Day FEDEF + 0.25%	Monthly	MSCO	6/24/26	61,703		3,629
Guangzhou Baiyun	1-Day FEDEF + 0.25%	Monthly	MSCO	6/24/26	93,788		2,794
Guangzhou Baiyunshan	HONIA + 0.35%	Monthly	GSCO	1/13/27	150,443	HKD	380
Gulf Marine Services Plc	1-Day SONIA + 0.275%	Monthly	MSCO	8/27/26	30,280	GBP	13,260
Gurit	1-Day SARON + 0.35%	Monthly	JPHQ	11/06/30	20,664	CHF	25,995
H. Lundbeck A/S	1-Week CIBOR + 0.28%	Monthly	SEBA	11/27/30	426,092	DKK	(1,704)
H.I.S. Co. Ltd.	TONAR + 0.35%	Monthly	GSCO	12/04/26	28,550,951	JPY	(1,802)
Hafnia Ltd.	1-Week NIBOR + 0.275%	Monthly	SEBA	4/15/26	2,267,268	NOK	97,281
Haier Smart Home Co Ltd.	HIBOR + 0.35%	Monthly	GSCO	10/06/26	1,997,545	HKD	9,034
Halfords Group Ord	1-Day SONIA + 0.255%	Monthly	MSCO	12/07/26	66,916	GBP	2,296
Hallenstein Glassons Hldg	1-Day NZOCR + 0.40%	Monthly	MSCO	6/24/26	65,867	NZD	5,979
Hammerson PLC	1-Day SONIA + 0.275%	Monthly	MSCO	11/27/30	169,922	GBP	68,483
Hana Financial Group	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	189,936		56,558
Hancom Inc.	1-Day FEDEF + 0.10%	Monthly	MSCO	3/01/27	6,363		(148)
Hankuk Carbon Co.	1-Day FEDEF + 0.10%	Monthly	MSCO	11/23/26	85,786		33,092
Hanwa Co. Ltd.	TONAR + 0.35%	Monthly	GSCO	2/15/27	4,400,716	JPY	533
Hanwha General Ins	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	173,236		51,122
Happinet Corp.	TONAR + 0.35%	Monthly	GSCO	6/24/26	21,535,290	JPY	16,971
Harbin Electric Co Ltd.	HIBOR + 0.35%	Monthly	GSCO	6/25/26	358,959	HKD	112,494
Harmony Gold Mining Co. Ltd.	1-Day SABOR + 0.70%	Monthly	MSCO	3/06/26	4,535,437	ZAR	83,452
Hartadinata Abadi	1-Day FEDEF + 0.35%	Monthly	MSCO	6/25/26	1,521		3,611
Hd Hyundai	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	62,932		45,367
Hd Hyundai Energy Solutions	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	103,655		83,320

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)

OTC Swap Contracts (continued)

Equity Contracts - Long[a] (continued)
HDC Holdings Co. Ltd.	1-Day FEDEF + 0.10%	Monthly	MSCO	12/07/26	97,343		$29,532
Hdksoe	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	253,729		30,313
Heba Fastighets Ab Ser B	1-Week STIBOR + 0.275%	Monthly	SEBA	6/24/26	321,605	SEK	375
Hecto Innovation	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	74,671		28,942
Heidelberger Druckmaschin	Euro STR + 0.35%	Monthly	JPHQ	11/30/26	128,743	EUR	(37,609)
Heijmans NV	Euro STR + 0.35%	Monthly	JPHQ	7/17/30	166,120	EUR	225,485
Heineken Malaysia Berhad	1-Day FEDEF + 0.25%	Monthly	MSCO	6/25/26	26,458		1,883
HelloFresh SE	Euro STR + 0.35%	Monthly	JPHQ	7/17/30	230,933	EUR	(90,710)
Hexatronic Group AB	1-Week STIBOR + 0.275%	Monthly	SEBA	12/18/35	1,461,918	SEK	4,449
Hiag Immobilien	1-Day SARON + 0.35%	Monthly	JPHQ	9/12/30	100,774	CHF	57,904
Highton Ord	1-Day FEDEF + 0.25%	Monthly	MSCS	12/02/31	321,565		18,729
Hilton Food Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	10/18/30	51,423	GBP	(10,396)
Hisense Home Appliances	HIBOR + 0.35%	Monthly	GSCO	7/06/26	2,022,753	HKD	1,491
Hito-Communications Holdings	TONAR + 0.35%	Monthly	GSCO	6/24/26	8,245,948	JPY	(1,028)
Hoist Finance AB	1-Week STIBOR + 0.28%	Monthly	SEBA	11/27/30	1,410,170	SEK	149,255
Holcim Ltd.	1-Day SARON + 0.35%	Monthly	JPHQ	5/09/26	62,500	CHF	383
Hong Kong Exchanges & CLE	HIBOR + 0.35%	Monthly	GSCO	9/28/26	942,759	HKD	(2,883)
Hong Leong Asia	1-Day SORA + 0.40%	Monthly	MSCO	6/25/26	91,822	SGD	46,114
Hong Leong Industries Bhd	1-Day FEDEF + 0.25%	Monthly	MSCO	6/25/26	49,984		18,590
Horizon Oil Fpo	1-Day RBACR + 0.40%	Monthly	MSCO	6/24/26	70,998	AUD	9,899
HORNBACH Holding AG & Co. KGaA	Euro STR + 0.35%	Monthly	JPHQ	7/17/30	148,672	EUR	(392)
Hosokawa Micron Corp.	TONAR + 0.35%	Monthly	GSCO	6/24/26	16,801,183	JPY	39,916
HPH Trust USD	1-Day FEDEF + 0.40%	Monthly	MSCO	11/06/26	79,375		3,959
Huadian Power International	HIBOR + 0.35%	Monthly	GSCO	10/06/26	1,385,168	HKD	10,228
Huayu Automotive System	1-Day FEDEF + 1.00%	Monthly	MSCO	12/03/26	33,351		455
Hugel	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	63,612		1,286
Hugo Boss AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/26	321,516	EUR	(22,322)
Huhtamaki OYJ	Euro STR + 0.275%	Monthly	SEBA	1/30/31	338,127	EUR	(34,084)
Human Hldgs Co Ltd.	TONAR + 0.35%	Monthly	GSCO	6/24/26	2,499,738	JPY	1,558
Humana AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/30	833,362	SEK	1,808
Humedix	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	43,184		1,486
Hunting PLC	1-Day SONIA + 0.35%	Monthly	MSCS	11/27/28	125,171	GBP	80,968
Husqvarna AB	1-Week STIBOR + 0.275%	Monthly	SEBA	9/25/30	3,266,906	SEK	(45,220)
HUUUGE Inc.	1-Day FEDEF + 1.25%	Monthly	MSCS	7/01/27	68,849		7,308
Hwaway Tech Corp.	1-Day FEDEF + 0.10%	Monthly	MSCO	1/25/27	64,783		(1,273)
Hyundai Corp.	1-Day FEDEF + 0.10%	Monthly	MSCO	11/24/26	34,830		8,105
Hyundai Department Store	1-Day FEDEF + 0.10%	Monthly	MSCO	9/02/26	119,554		29,104
Hyundai Glovis	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	69,482		48,565
Hyundai Marine & Fire	1-Day FEDEF + 0.10%	Monthly	MSCO	1/07/27	107,516		19,553
Hyundai Wia	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	163,334		113,353
Icade	1-Day EONIA + 0.275%	Monthly	MSCO	7/13/26	161,746	EUR	533
ID Holdings Corporation	TONAR + 0.35%	Monthly	GSCO	6/24/26	8,246,554	JPY	(4,305)
IFast	1-Day SORA + 0.30%	Monthly	MSCO	2/26/27	19,607	SGD	(80)
IG Design Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	11/27/30	52,149	GBP	(19,776)
IGG Inc.	HIBOR + 0.35%	Monthly	GSCO	6/25/26	1,680,870	HKD	(48,131)
InBody	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	96,659		15,003
Incap Corp.	Euro STR + 0.28%	Monthly	SEBA	8/22/30	45,150	EUR	1,804
Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	1-Day FEDEF + 0.30%	Monthly	MSCS	7/17/28	55,803		(3,855)
Index Living Mall Pcl	1-Day FEDEF + 0.25%	Monthly	MSCO	6/25/26	24,034		5,574
Indosat	1-Day FEDEF + 0.35%	Monthly	MSCO	6/25/26	31,439		245
Indus-Holding AG	Euro STR + 0.35%	Monthly	JPHQ	10/11/30	67,344	EUR	21,370
Industri Jamu & Farmasi	1-Day FEDEF + 0.35%	Monthly	MSCO	12/01/26	31,543		(420)
Infomart Corporation	TONAR + 0.35%	Monthly	GSCO	12/16/26	14,405,195	JPY	847
Ingenia Stapled	1-Day RBACR + 0.40%	Monthly	MSCO	6/24/26	395,080	AUD	(38,984)
Inghams Fpo	1-Day RBACR + 0.40%	Monthly	MSCO	6/24/26	317,810	AUD	(86,847)
Inmobiliaria Colonial	1-Day EONIA + 0.35%	Monthly	MSCS	11/27/30	245,360	EUR	(7,917)
Instone Real Estate Group SE	Euro STR + 0.35%	Monthly	JPHQ	12/12/30	22,789	EUR	8,152
Integrafin Holdings Plc	1-Day SONIA + 0.275%	Monthly	MSCO	11/18/26	185,589	GBP	(19,223)
[c]Integrated Service Tech rts.	Fixed 0.00%	Monthly	MSCO	10/29/26	-		2,830
International Consolidated Airlines Group SA	1-Day SONIA + 0.30%	Monthly	MSCS	5/27/26	203,454	GBP	179,522

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)

OTC Swap Contracts (continued)

Equity Contracts - Long[a] (continued)
Intesa Sanpaolo SpA	Euro STR + 0.35%	Monthly	JPHQ	4/22/26	180,718	EUR	$38,462
Investec Ltd.	1-Day SABOR + 0.70%	Monthly	MSCO	9/15/30	3,496,776	ZAR	11,689
Ionos Group SE	Euro STR + 0.35%	Monthly	JPHQ	11/06/30	93,998	EUR	(23,775)
IP Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/29	47,055	GBP	(2,830)
Ipsos Group SA	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/30	125,030	EUR	7,755
Iren	Euro STR + 0.35%	Monthly	JPHQ	7/17/30	256,175	EUR	29,192
ISDN	1-Day SORA + 0.40%	Monthly	MSCO	6/25/26	24,796	SGD	4,661
Ishihara Sangyo Kaisha	TONAR + 0.35%	Monthly	GSCO	6/24/26	17,130,224	JPY	73,445
ISS A/S	1-Week CIBOR + 0.28%	Monthly	SEBA	11/27/30	1,167,211	DKK	19,676
Ive Group FPO	1-Day RBACR + 0.40%	Monthly	MSCO	7/28/26	96,632	AUD	1,501
Iyogin Holdings Inc	TONAR + 0.35%	Monthly	GSCO	6/24/26	12,371,247	JPY	74,995
Jacquet Metals SA	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/30	10,603	EUR	2,062
Jafco Group Co. Ltd.	TONAR + 0.35%	Monthly	GSCO	12/08/26	16,155,892	JPY	2,694
Japan Airlines Co Ltd.	TONAR + 0.35%	Monthly	GSCO	6/24/26	34,766,712	JPY	23,150
Japan Investment Adviser	TONAR + 0.35%	Monthly	GSCO	2/08/27	5,502,816	JPY	(738)
Japan Material Co. Ltd.	TONAR + 0.35%	Monthly	GSCO	2/16/27	9,743,392	JPY	3,268
Japan Post Bank Co Ltd.	TONAR + 0.35%	Monthly	GSCO	6/24/26	10,419,091	JPY	35,156
Japan Property Management	TONAR + 0.35%	Monthly	GSCO	6/24/26	8,764,728	JPY	10,216
Japfa Comfeed Indonesia	1-Day FEDEF + 0.35%	Monthly	MSCO	6/23/26	2,308		(238)
Jardine C&C	1-Day SORA + 0.40%	Monthly	MSCO	8/19/26	69,193	SGD	9,570
Jaya Tiasa Holdings Bhd	1-Day FEDEF + 0.25%	Monthly	MSCO	6/25/26	99,120		7,706
Jb Hi-Fi Fpo	1-Day RBACR + 0.40%	Monthly	MSCO	6/24/26	297,027	AUD	(42,040)
JBCC Holdings Inc.	TONAR + 0.35%	Monthly	GSCO	6/24/26	9,652,484	JPY	(825)
JCDecaux SE	1-Day EONIA + 0.30%	Monthly	MSCS	11/07/30	268,449	EUR	31,114
JD Logistics Inc.	HIBOR + 0.35%	Monthly	GSCO	6/25/26	97,295	HKD	(370)
Jet2 PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/18/30	261,688	GBP	(37,688)
JG Summit Holdings Inc.	1-Day FEDEF + 0.25%	Monthly	MSCO	9/30/26	61,576		18,208
Jiangsu Changshu	1-Day FEDEF + 0.25%	Monthly	MSCO	6/29/26	71,193		(45)
Jiangsu Guotai	1-Day FEDEF + 1.00%	Monthly	MSCO	12/03/26	105,215		5,661
Jiangsu Hengli	1-Day FEDEF + 1.00%	Monthly	MSCO	1/26/27	25,234		(569)
Jiangsu Suzhou Rural	1-Day FEDEF + 0.25%	Monthly	MSCO	6/29/26	70,126		(2,862)
Jig Jp Co Ltd.	TONAR + 0.35%	Monthly	GSCO	6/24/26	2,911,078	JPY	(2,209)
Jinan Acetate Chemical Co.	1-Day FEDEF + 0.10%	Monthly	MSCO	7/02/26	291,688		(107,550)
Jins Holdings Inc.	TONAR + 0.35%	Monthly	GSCO	7/15/26	4,824,383	JPY	103
JMH	1-Day FEDEF + 0.40%	Monthly	MSCO	7/13/26	94,498		37,385
JNBY Design Ltd.	HIBOR + 0.35%	Monthly	GSCO	6/25/26	1,661,720	HKD	42,787
Johnson Electric Holdings	HIBOR + 0.35%	Monthly	GSCO	6/25/26	582,616	HKD	16,619
Johnson Health Tech	1-Day FEDEF + 0.10%	Monthly	MSCO	9/25/26	49,222		(6,166)
Johnson Service Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	6/07/26	147,269	GBP	3,247
JOST Werke SE	Euro STR + 0.35%	Monthly	JPHQ	7/05/26	40,507	EUR	7,609
JP Holdings Inc.	TONAR + 0.35%	Monthly	GSCO	6/24/26	8,286,890	JPY	20,365
JSE Ltd.	1-Day SABOR + 0.70%	Monthly	MSCO	9/15/30	2,405,746	ZAR	28,703
JSP Corp.	TONAR + 0.35%	Monthly	GSCO	6/24/26	4,416,770	JPY	14,000
Jtekt Corporation	TONAR + 0.35%	Monthly	GSCO	6/19/26	28,087,808	JPY	118,731
Julius Baer	Euro STR + 0.35%	Monthly	JPHQ	7/17/29	177,486	CHF	20,066
JVM	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	113,435		(12,267)
JW Pharmaceutical	1-Day FEDEF + 0.10%	Monthly	MSCO	1/07/27	54,897		12,376
K Car	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	87,198		(4,773)
K+S AG	Euro STR + 0.35%	Monthly	JPHQ	12/07/26	55,003	EUR	11,902
Kaimei Electronic Corp.	1-Day FEDEF + 0.10%	Monthly	MSCO	2/25/27	39,310		(32)
Kainos Group Plc Ord	1-Day SONIA + 0.263%	Monthly	MSCO	1/14/27	79,800	GBP	(20,806)
Kalbe Farma	1-Day FEDEF + 0.35%	Monthly	MSCO	10/08/26	55,884		(3,665)
Kalekim Kimyevi Maddeler	1-Day FEDEF + 1.25%	Monthly	MSCO	8/11/26	137,761		15,651
Kalmar Oyj	Euro STR + 0.275%	Monthly	SEBA	8/23/29	86,884	EUR	25,762
Kanamoto Co Ltd	TONAR + 0.35%	Monthly	GSCO	6/24/26	31,677,772	JPY	51,033
Kaneka Corp.	1-Day TONAR + 0.35%	Monthly	GSCO	11/30/26	14,427,511	JPY	15,720
Kanematsu Corp	TONAR + 0.35%	Monthly	GSCO	6/24/26	31,780,576	JPY	119,162
Kansai Paint Co. Ltd.	TONAR + 0.35%	Monthly	GSCO	2/09/27	8,476,089	JPY	571
Kaufman ET Broad	1-Day EONIA + 0.30%	Monthly	MSCS	12/02/30	118,488	EUR	5,609
KCTech Co. Ltd.	1-Day FEDEF + 0.10%	Monthly	MSCO	1/12/27	61,455		13,022
Keller Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/30	158,186	GBP	94,140
Kepco	1-Day FEDEF + 4.00%	Monthly	MSCO	6/24/26	137,680		50,762

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)

OTC Swap Contracts (continued)

Equity Contracts - Long[a] (continued)
Kernel Holding SA	1-Day FEDEF + 0.30%	Monthly	MSCS	7/17/30	11,632		$17,773
Kia Corp.	1-Day FEDEF + 0.10%	Monthly	MSCO	6/23/26	161,862		115,362
Kier Group Plc	1-Day SONIA + 0.275%	Monthly	MSCO	10/29/26	66,984	GBP	6,061
KIH	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	47,638		22,744
Kina Fpo	1-Day RBACR + 0.40%	Monthly	MSCO	6/24/26	68,204	AUD	(921)
Kingfa SCI&Tech Co.	1-Day FEDEF + 0.25%	Monthly	MSCO	6/24/26	74,625		34,776
Kion Group AG	Euro STR + 0.35%	Monthly	JPHQ	11/27/28	61,217	EUR	(5,735)
Kioxia Holdings Corporation	TONAR + 0.35%	Monthly	GSCO	2/26/27	4,233,416	JPY	55
Kip Real Estate Investments	1-Day FEDEF + 0.25%	Monthly	MSCO	9/14/26	44,439		5,409
Kitron ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/19/29	843,649	NOK	36,229
The Klinique Medical Clinic	1-Day FEDEF + 0.25%	Monthly	MSCO	9/02/26	51,236		(3,135)
KoganCom Fpo	1-Day RBACR + 0.40%	Monthly	MSCO	6/24/26	171,094	AUD	16,472
Kojamo Plc	Euro STR + 0.275%	Monthly	SEBA	2/23/27	53,673	EUR	392
Kolmar Korea	1-Day FEDEF + 0.10%	Monthly	MSCO	1/07/27	49,413		8,128
Konecranes OYJ	Euro STR + 0.28%	Monthly	SEBA	11/22/30	204,642	EUR	100,374
Kongsberg Gruppen As	1-Week NIBOR + 0.275%	Monthly	SEBA	7/17/30	1,395,857	NOK	54,410
Koninklijke Ahold Delhaize NV	Euro STR + 0.35%	Monthly	JPHQ	7/17/26	310,999	EUR	92,969
Koninklijke BAM Groep NV	Euro STR + 0.35%	Monthly	JPHQ	8/14/30	188,920	EUR	156,440
Konoike Transport Co Limited	TONAR + 0.35%	Monthly	GSCO	6/24/26	44,360,642	JPY	45,130
Korea Gas	1-Day FEDEF + 0.10%	Monthly	MSCO	9/02/26	55,773		122
KorElecTerm	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	179,961		27,328
Koyou Rentia Co Ltd.	TONAR + 0.35%	Monthly	GSCO	6/25/26	1,833,150	JPY	2,513
KPIC	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	247,828		160,569
Krones AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/30	88,825	EUR	6,099
KT Skylife Co Ltd.	1-Day FEDEF + 0.10%	Monthly	MSCO	10/30/26	18,649		43
Kubell Co Ltd.	TONAR + 0.35%	Monthly	GSCO	6/24/26	6,690,074	JPY	(13,887)
Kumba Iron Ore Ltd.	1-Day SABOR + 0.70%	Monthly	MSCO	3/25/26	3,428,808	ZAR	28,483
KWS Saat SE & Co. KGaA	Euro STR + 0.35%	Monthly	JPHQ	8/15/30	97,954	EUR	22,894
L.D.C.	1-Day EONIA + 0.275%	Monthly	MSCO	9/15/26	52,513	EUR	6,498
La Francaise Des Jeux SA	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/30	90,382	EUR	1,009
Lens Technology Co.	1-Day FEDEF + 1.00%	Monthly	MSCO	6/24/26	74,310		10,787
Leo Palace 21 Corp.	TONAR + 0.35%	Monthly	GSCO	6/22/26	25,971,860	JPY	33,289
Leong Hup International	1-Day FEDEF + 0.25%	Monthly	MSCO	6/25/26	68,110		23,386
LG Electronics	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	158,574		106,493
LG Innotek	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	187,623		89,330
LG Uplus	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	267,791		29,616
Life Corporation	TONAR + 0.35%	Monthly	GSCO	6/24/26	33,175,458	JPY	46,050
Lime Technologies AB	1-Week STIBOR + 0.275%	Monthly	SEBA	1/22/27	858,676	SEK	(19,259)
Linea Directa Aseguradora	1-Day EONIA + 0.275%	Monthly	MSCO	6/08/26	44,554	EUR	3,699
Lion Travel Service Co Ltd.	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	227,057		11,424
Lisi	1-Day EONIA + 0.275%	Monthly	MSCO	10/28/26	86,198	EUR	11,100
Livzon Pharmaceutical Group	HIBOR + 0.35%	Monthly	GSCO	7/03/26	974,683	HKD	(13,017)
Logitech International	1-Day SARON + 0.35%	Monthly	JPHQ	2/17/31	270,690	CHF	28,150
Lonking Holdings Ltd.	HIBOR + 0.35%	Monthly	GSCO	6/25/26	894,801	HKD	43,206
Loomis AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/15/26	3,900,192	SEK	56,958
Lotte Fine Chem	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	93,908		14,320
Lotte Rental Co Ltd.	1-Day FEDEF + 0.10%	Monthly	MSCO	8/14/26	35,195		4,412
LPP	1-Day FEDEF + 1.25%	Monthly	MSCS	10/10/35	208,331		5,405
LT Group Inc.	1-Day FEDEF + 0.25%	Monthly	MSCO	6/24/26	10,833		961
Lumax International Corp.	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	90,494		21,345
Luotea Oyj	Euro STR + 0.275%	Monthly	SEBA	1/27/31	28,613	EUR	(24,698)
LY Corporation	TONAR + 0.35%	Monthly	GSCO	6/24/26	20,410,678	JPY	(28,192)
Lygend Resources & Technologies	HONIA + 0.35%	Monthly	GSCO	1/07/27	525,768	HKD	11,724
M Up Holdings Inc.	1-Day TONAR + 0.35%	Monthly	GSCO	10/21/26	10,707,152	JPY	(16,962)
Mabuchi Motor Co.	TONAR + 0.35%	Monthly	GSCO	12/16/26	7,784,724	JPY	14,493
Macmahon Fpo	1-Day RBACR + 0.40%	Monthly	MSCO	6/24/26	131,319	AUD	75,418
Magnum Berhad	1-Day FEDEF + 0.25%	Monthly	MSCO	9/18/26	21,574		619
Maire Tecnimont SpA	Euro STR + 0.35%	Monthly	JPHQ	8/14/30	199,455	EUR	128,659
Makus Inc.	1-Day FEDEF + 0.10%	Monthly	MSCO	12/07/26	77,599		35,930
Malayan Cement Berhad	1-Day FEDEF + 0.25%	Monthly	MSCO	2/11/27	70,054		1,047
Malayan Flour Mills Bhd	1-Day FEDEF + 0.25%	Monthly	MSCO	6/25/26	59,037		17,560
Manila Electric Company	1-Day FEDEF + 0.25%	Monthly	MSCO	6/23/26	5,036		599

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)

OTC Swap Contracts (continued)

Equity Contracts - Long[a] (continued)
Manitou BF SA	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/28	34,820	EUR	$8,000
Marimekko Corp.	Euro STR + 0.28%	Monthly	SEBA	7/17/30	34,405	EUR	(5,291)
Marketech International	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	215,013		77,883
Marks & Spencer Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/30	130,287	GBP	49,268
Marston’s PLC	1-Day SONIA + 0.35%	Monthly	MSCS	11/27/30	108,097	GBP	81,075
Matsuda Sangyo	TONAR + 0.35%	Monthly	GSCO	6/24/26	1,508,144	JPY	12,743
Maxis Berhad	1-Day FEDEF + 0.25%	Monthly	MSCO	8/26/26	223,533		21,580
Mayr-Melnhof Karton AG	Euro STR + 0.35%	Monthly	JPHQ	2/05/31	69,179	EUR	31,626
Mazda Motor Corp.	TONAR + 0.35%	Monthly	GSCO	6/24/26	20,696,915	JPY	59,393
MBB SE	Euro STR + 0.35%	Monthly	JPHQ	9/11/26	57,997	EUR	14,819
Mcbride Ord	1-Day SONIA + 0.2544%	Monthly	MSCO	12/07/26	52,237	GBP	9,940
MCNEX	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	166,284		(9,333)
ME Group International PLC	1-Day SONIA + 0.35%	Monthly	MSCS	11/28/28	47,913	GBP	(1,248)
Mebuki Financial Group	TONAR + 0.35%	Monthly	GSCO	6/24/26	21,286,229	JPY	73,401
Medacta Group	1-Day SARON + 0.35%	Monthly	JPHQ	1/07/27	19,822	CHF	(697)
Medcap AB	1-Week STIBOR + 0.275%	Monthly	SEBA	12/09/26	1,151,363	SEK	(9,616)
MediaForEurope	1-Day EONIA + 0.35%	Monthly	JPHQ	5/31/26	248,180	EUR	9,637
MediaForEurope	1-Day EONIA + 0.35%	Monthly	MSCO	5/31/26	103,324	EUR	36,553
Mediobanca	Euro STR + 0.35%	Monthly	JPHQ	1/12/27	13,483	EUR	978
Medmix	1-Day SARON + 0.35%	Monthly	JPHQ	11/27/26	78,738	CHF	(12,668)
Mega Lifesciences Public	1-Day FEDEF + 0.25%	Monthly	MSCO	2/04/27	39,523		(206)
Megastudyedu	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	145,211		(4,078)
Megaworld Corporation	1-Day FEDEF + 0.25%	Monthly	MSCO	6/24/26	45,338		5,126
Megmilk Snow Brand Co Ltd.	TONAR + 0.35%	Monthly	GSCO	6/24/26	21,520,023	JPY	30,156
Melia Hotels International	1-Day EONIA + 0.35%	Monthly	MSCO	5/20/26	94,172	EUR	13,927
Members Co Ltd.	TONAR + 0.35%	Monthly	GSCO	6/24/26	7,420,886	JPY	(1,584)
Mercialys SA	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/30	45,896	EUR	7,359
Mercury Nz Ltd.	1-Day NZOCR + 0.30%	Monthly	MSCO	12/07/26	103,977	NZD	33
Mersen	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/30	69,351	EUR	16,527
Metals X Fpo	1-Day RBACR + 0.40%	Monthly	MSCO	6/24/26	109,206	AUD	72,739
MGM China Hldgs Ltd.	HONIA + 0.35%	Monthly	GSCO	1/25/27	887,261	HKD	(4,130)
Micreed Co Ltd.	TONAR + 0.35%	Monthly	GSCO	6/24/26	1,258,062	JPY	348
Mikron Group	1-Day SARON + 0.35%	Monthly	JPHQ	9/12/30	19,305	CHF	3,105
Minor International	1-Day FEDEF + 0.25%	Monthly	MSCO	6/23/26	61,686		(602)
Mirait One Corporation	TONAR + 0.35%	Monthly	GSCO	6/24/26	12,426,381	JPY	42,594
Miroku Jyoho Service Co.	TONAR + 0.35%	Monthly	GSCO	6/24/26	7,830,858	JPY	(544)
Mitchells & Butlers PLC	1-Day SONIA + 0.35%	Monthly	MSCS	11/27/30	134,702	GBP	39,076
Mitie Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/30	134,259	GBP	46,117
Mitra Adiperkasa Tbk	1-Day FEDEF + 0.35%	Monthly	MSCO	8/31/26	37,808		2,582
Mitsubishi Motor Corp.	TONAR + 0.35%	Monthly	GSCO	12/16/26	8,365,980	JPY	6,585
MLP SE	Euro STR + 0.35%	Monthly	JPHQ	7/17/30	12,723	EUR	1,107
Modern Dental Group Limit	HIBOR + 0.35%	Monthly	GSCO	6/25/26	760,198	HKD	28,905
Modern Times Group MTG AB	1-Week STIBOR + 0.275%	Monthly	SEBA	5/08/26	3,587,132	SEK	(101,174)
Modetour	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	78,612		(3,170)
Mogan Enerji	1-Day FEDEF	Monthly	MSCO	12/01/26	36,697		7,360
Molten Ventures PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/33	76,653	GBP	(5,956)
Monadel Fpo	1-Day RBACR + 0.40%	Monthly	MSCO	6/24/26	177,301	AUD	83,754
Monde Nissin Corporation	1-Day FEDEF + 0.25%	Monthly	MSCO	9/30/26	43,714		(1,951)
Moonpig Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/29	128,859	GBP	8,896
Morita Holdings	TONAR + 0.35%	Monthly	GSCO	3/01/27	297,508	JPY	11
Mostostal Zabrze SA	1-Day FEDEF + 1.25%	Monthly	MSCO	11/03/30	9,511		4,019
Mr Max Holdings Ltd.	TONAR + 0.35%	Monthly	GSCO	6/24/26	2,793,596	JPY	3,630
Mr Price Group Ltd.	1-Day SABOR + 0.70%	Monthly	MSCO	3/14/26	5,940,538	ZAR	(48,327)
MT Gibson Fpo	1-Day RBACR + 0.40%	Monthly	MSCO	6/24/26	44,642	AUD	15,466
MTN Group Ltd.	1-Day SABOR + 0.32%	Monthly	MSCS	7/15/26	4,772,963	ZAR	179,999
Muhibbah Engineering	1-Day FEDEF + 0.25%	Monthly	MSCO	6/25/26	25,988		160
Muyuan Foods Co Ltd.	1-Day FEDEF + 0.25%	Monthly	MSCO	11/13/26	117,596		(719)
My Humble House Hospitality	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	57,780		(12,534)
Nagano Keiki Co Ltd.	1-Day TONAR + 0.35%	Monthly	GSCO	9/17/26	19,701,720	JPY	37,365
Nagarro SE	Euro STR + 0.35%	Monthly	JPHQ	1/13/27	66,185	EUR	(13,586)
Nak Sealing Technologies	1-Day FEDEF + 0.10%	Monthly	MSCO	6/25/26	10,648		788
Nan Pao Resins Chemical	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	290,065		(7,300)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)

OTC Swap Contracts (continued)

Equity Contracts - Long[a] (continued)
Nanosonics Fpo	1-Day RBACR + 0.40%	Monthly	MSCO	8/14/26	82,573	AUD	$(9,665)
Nanya Technology Corporation	1-Day FEDEF + 0.10%	Monthly	MSCO	2/26/27	18,252		41
Napier Holdings Limited	1-Day NZOCR + 0.30%	Monthly	MSCO	12/07/26	19,833	NZD	354
National Express Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	8/26/29	2,637	GBP	931
National Grid PLC	1-Day SONIA + 0.40%	Monthly	MSCS	1/23/31	1,163,645	GBP	18,431
Naturgy Energy Group SA	1-Day EONIA + 0.275%	Monthly	MSCO	11/06/26	234,732	EUR	2,234
NatWest Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/30	214,713	GBP	105,019
NC Chem Corp.	1-Day FEDEF + 0.10%	Monthly	MSCO	12/01/26	51,499		22,474
NCC AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/30	2,917,444	SEK	39,635
NEC Corp.	TONAR + 0.35%	Monthly	GSCO	3/02/27	2,163,605	JPY	(158)
Nedap	Euro STR + 0.35%	Monthly	JPHQ	2/11/27	44,235	EUR	(1,517)
Neowiz	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	151,808		(917)
Netbay Public Co Ltd.	1-Day FEDEF + 0.25%	Monthly	MSCO	6/25/26	61,424		966
Netcare Ltd.	1-Day SABOR + 0.70%	Monthly	MSCS	10/02/30	2,418,820	ZAR	16,255
Netcompany Group AS	1-Week CIBOR + 0.275%	Monthly	SEBA	11/13/26	1,015,715	DKK	(585)
Netease Inc.	HIBOR + 0.35%	Monthly	GSCO	11/10/26	1,191,062	HKD	(19,534)
Netronix Inc.	1-Day FEDEF + 0.10%	Monthly	MSCO	8/19/26	114,250		(11,229)
Netwealth Fpo	1-Day RBACR + 0.40%	Monthly	MSCO	6/24/26	198,400	AUD	(13,933)
Newborn Town Inc.	HIBOR + 0.35%	Monthly	GSCO	6/25/26	1,439,150	HKD	(12,282)
Newlat Food	Euro STR + 0.35%	Monthly	JPHQ	5/22/26	177,760	EUR	938
Nexans	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/30	341,754	EUR	(4,936)
Nexi	Euro STR + 0.35%	Monthly	JPHQ	11/30/26	295,387	EUR	(44,799)
Next Geosolutions Europe	Euro STR + 0.35%	Monthly	JPHQ	1/25/27	29,412	EUR	2,178
Nextone Inc.	1-Day TONAR + 0.35%	Monthly	GSCO	10/29/26	14,560,836	JPY	(4,098)
Nforce Secure Pcl	1-Day FEDEF + 0.25%	Monthly	MSCO	6/25/26	15,041		4,441
NH Foods Ltd.	TONAR + 0.35%	Monthly	GSCO	7/06/26	10,113,824	JPY	17,598
Nihon Dempa Kogyo	TONAR + 0.35%	Monthly	GSCO	6/24/26	4,535,287	JPY	19,611
Nihon M&A Center Holdings	TONAR + 0.35%	Monthly	GSCO	3/01/27	2,365,395	JPY	125
Nihon Trim Co Ltd.	TONAR + 0.35%	Monthly	GSCO	6/24/26	7,750,711	JPY	5,644
Nilorngruppen AB	1-Week STIBOR + 0.275%	Monthly	SEBA	11/03/30	196,069	SEK	(2,808)
Ninety One Limited	1-Day SABOR + 0.70%	Monthly	MSCO	8/25/26	1,870,044	ZAR	15,262
Ninety One Plc Ord	1-Day SONIA + 0.275%	Monthly	MSCO	8/25/26	32,376	GBP	5,364
Niox Group PLC	1-Day SONIA + 0.35%	Monthly	MSCO	1/06/31	35,943	GBP	991
Nippon Carbide Industries	TONAR + 0.35%	Monthly	GSCO	6/24/26	8,837,937	JPY	28,339
Nippon Dry Chemical Co Lt	TONAR + 0.35%	Monthly	GSCO	6/24/26	12,458,084	JPY	73,076
Nippon Reit Investment Co.	TONAR + 0.35%	Monthly	GSCO	6/24/26	16,701,395	JPY	2,225
Nippon Seiki Co.	TONAR + 0.35%	Monthly	GSCO	6/24/26	16,920,742	JPY	79,903
Nipro Corp.	TONAR + 0.35%	Monthly	GSCO	12/04/26	13,591,311	JPY	8,644
Nishi Nippon Financial HL	TONAR + 0.35%	Monthly	GSCO	6/24/26	10,865,854	JPY	50,140
Nissi ASB Machine Co.	1-Day TONAR + 0.35%	Monthly	GSCO	11/11/26	7,038,827	JPY	20,131
Nitta Gelatin Inc.	TONAR + 0.35%	Monthly	GSCO	6/24/26	6,980,887	JPY	23,893
Nitto Kogyo Corporation	1-Day TONAR + 0.35%	Monthly	GSCO	11/05/26	21,970,593	JPY	27,275
NN Group NV	Euro STR + 0.35%	Monthly	JPHQ	7/15/26	209,412	EUR	68,515
Nok Corp.	TONAR + 0.35%	Monthly	GSCO	6/24/26	10,066,562	JPY	33,467
Nolato AB	1-Week STIBOR + 0.275%	Monthly	SEBA	3/23/26	1,025,542	SEK	(12,696)
Nordea Bank ABP	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/30	1,058,751	SEK	14,392
Nordex SE	Euro STR	Monthly	JPHQ	12/01/30	159,118	EUR	254,686
Nordnet Ab	1-Week STIBOR + 0.275%	Monthly	SEBA	2/08/27	1,587,702	SEK	(5,802)
Norion Bank AB	1-Week STIBOR + 0.275%	Monthly	SEBA	3/07/30	520,809	SEK	(4,664)
Noritsu Koki Co.	TONAR + 0.35%	Monthly	GSCO	12/16/26	35,298,310	JPY	25,040
Norooholdings	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	65,832		5,520
Norsk Hydro ASA	1-Week NIBOR + 0.275%	Monthly	SEBA	4/08/30	1,809,761	NOK	53,489
Norwegian Air Shuttle ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/19/30	2,660,701	NOK	92,752
Note Ab	1-Week STIBOR + 0.275%	Monthly	SEBA	2/25/27	193,436	SEK	(11)
Nova Technology Corp.	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	184,977		11,534
Novartis AG	1-Day SARON + 0.35%	Monthly	JPHQ	4/22/26	210,833	CHF	107,652
Nrwholdltd Fpo	1-Day RBACR + 0.40%	Monthly	MSCO	6/24/26	356,829	AUD	190,586
Nsl Foods Pcl.	1-Day FEDEF + 0.25%	Monthly	MSCO	6/25/26	18,926		(1,588)
NTN Corp	TONAR + 0.35%	Monthly	GSCO	6/24/26	18,599,987	JPY	63,344
Nyfosa AB	1-Week STIBOR + 0.275%	Monthly	SEBA	9/12/30	187,151	SEK	1,174
Odfjell SE	1-Week NIBOR + 0.275%	Monthly	SEBA	4/15/26	1,178,899	NOK	29,172
Odfjell Technology Ltd.	1-Week NIBOR + 0.28%	Monthly	SEBA	7/18/30	873,497	NOK	42,752

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)

OTC Swap Contracts (continued)

Equity Contracts - Long[a] (continued)
Offshore Oil Engineering	1-Day FEDEF + 0.25%	Monthly	MSCO	6/24/26	107,145		$33,486
Okabe Co Ltd.	TONAR + 0.35%	Monthly	GSCO	6/24/26	5,611,596	JPY	6,518
Okea ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/17/30	783,979	NOK	39,794
Okinawa Financial Grp Inc.	TONAR + 0.35%	Monthly	GSCO	6/24/26	31,544,841	JPY	137,500
Old Mutual Ltd.	1-Day SABOR + 0.70%	Monthly	MSCO	4/30/26	3,650,885	ZAR	82,724
Olvi PLC	Euro STR + 0.275%	Monthly	SEBA	11/29/29	1,827	EUR	(2)
Omnia Holdings Ltd.	1-Day SABOR + 0.31%	Monthly	MSCS	7/17/30	2,541,702	ZAR	52,552
Omnivision Integrated	1-Day FEDEF + 1.00%	Monthly	MSCO	1/26/27	29,636		837
On The Beach Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/30	105,855	GBP	19,214
The One Enterprise Pcl	1-Day FEDEF + 0.25%	Monthly	MSCO	6/25/26	5,314		1,868
Onewo Inc.	HIBOR + 0.35%	Monthly	GSCO	9/18/26	837,670	HKD	(15,077)
Open House Group Co Ltd.	TONAR + 0.35%	Monthly	GSCO	6/24/26	17,976,181	JPY	77,394
Orange Polska SA	1-Day FEDEF + 0.30%	Monthly	MSCS	7/17/35	80,647		18,253
Orica Fpo	1-Day RBACR + 0.40%	Monthly	MSCO	11/09/26	164,872	AUD	1,895
Oriola Corp.	Euro STR + 0.28%	Monthly	SEBA	7/17/30	33,844	EUR	(1,330)
ORSERO	Euro STR + 0.35%	Monthly	JPHQ	7/17/30	57,142	EUR	34,711
Osaka Organic Chemical	1-Day TONAR + 0.35%	Monthly	GSCO	9/04/26	16,717,912	JPY	35,232
OSB Group	1-Day SONIA + 0.35%	Monthly	MSCS	9/12/30	183,481	GBP	62,524
Ouereit	1-Day SORA + 0.30%	Monthly	MSCO	12/15/26	63,791	SGD	3,244
OVS SpA	Euro STR + 0.35%	Monthly	JPHQ	7/26/30	211,735	EUR	173,841
Pacific Hospital Supply	1-Day FEDEF + 0.35%	Monthly	MSCO	6/24/26	49,663		(9,636)
Palfinger AG	Euro STR + 0.35%	Monthly	JPHQ	8/24/26	119,376	EUR	23,535
Pandora A/S	1-Week CIBOR + 0.28%	Monthly	SEBA	7/15/26	192,148	DKK	(8,986)
Pantheon Infrastructure	1-Day SONIA + 0.35%	Monthly	MSCO	4/15/26	62,205	GBP	33,448
Panunited	1-Day SORA + 0.30%	Monthly	MSCO	12/10/26	31,474	SGD	5,127
Parade Technologies Ltd.	1-Day FEDEF + 0.10%	Monthly	MSCO	1/21/27	87,178		22
Paragon Banking Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	2/03/30	244,990	GBP	6,969
Partners Group	1-Day SARON + 0.35%	Monthly	JPHQ	11/29/28	151,310	CHF	(27,306)
Partron	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	85,301		21,277
Peab AB	1-Week STIBOR + 0.275%	Monthly	SEBA	11/25/26	1,761,493	SEK	31,642
Pepco	1-Day FEDEF	Monthly	MSCO	1/21/31	223,908		136,169
Per Aarsleff Holding A/S	1-Week CIBOR + 0.28%	Monthly	SEBA	7/17/30	1,330,905	DKK	102,329
Perenti Fpo	1-Day RBACR + 0.40%	Monthly	MSCO	6/24/26	72,938	AUD	19,133
Perseus Fpo	1-Day RBACR + 0.40%	Monthly	MSCO	6/24/26	144,541	AUD	55,268
Persol Holdings Co Ltd.	TONAR + 0.35%	Monthly	GSCO	6/24/26	53,141,445	JPY	(36,355)
Perusahaan Gas Negara Tbk	1-Day FEDEF + 0.35%	Monthly	MSCO	6/22/26	152,250		62,480
Perusahaan Perkebunan Lon	1-Day FEDEF + 0.35%	Monthly	MSCO	6/25/26	72,585		(8,768)
Petronas Dagangan Bhd	1-Day FEDEF + 0.25%	Monthly	MSCO	6/25/26	181,890		19,540
Pexip Holding	1-Week NIBOR + 0.28%	Monthly	SEBA	11/27/30	1,174,120	NOK	31,019
PGE Polska Grupa Energetyczna SA	1-Day FEDEF + 0.30%	Monthly	MSCS	7/15/26	267,486		141,555
Pha Co Ltd.	1-Day FEDEF + 0.10%	Monthly	MSCO	7/27/26	43,294		6,865
Pharmanutra	Euro STR + 0.35%	Monthly	JPHQ	11/23/26	45,315	EUR	8,167
Pharmaresearch	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	116,934		(38,359)
Pharmaron Beijing Co Ltd.	HIBOR + 0.35%	Monthly	GSCO	7/06/26	1,296,759	HKD	(5,901)
Pharmicell	1-Day FEDEF + 0.10%	Monthly	MSCO	6/29/26	119,963		22,936
PHC Holdings Corp.	TONAR + 0.35%	Monthly	GSCO	12/16/26	18,651,213	JPY	(1,838)
Philippine National Bank	1-Day FEDEF + 0.25%	Monthly	MSCO	6/24/26	33,441		3,415
Pigeon Corp.	TONAR + 0.35%	Monthly	GSCO	12/18/26	22,172,198	JPY	9,194
Ping AN Insurance Group	1-Day FEDEF + 1.00%	Monthly	MSCO	3/01/27	14,886		(162)
Pirelli & C	Euro STR + 0.35%	Monthly	JPHQ	6/16/26	136,088	EUR	13,957
Pixart Imaging	1-Day FEDEF + 0.10%	Monthly	MSCO	8/04/26	78,361		6,196
PKO Bank Polski	1-Day FEDEF + 1.25%	Monthly	MSCO	11/06/30	133,422		43,157
Plastic Omnium	1-Day EONIA + 0.30%	Monthly	MSCO	3/14/26	143,550	EUR	128,343
Platzer Fastigheter Holdings	1-Week STIBOR + 0.275%	Monthly	SEBA	11/09/26	1,159,334	SEK	12,324
Playtech PLC	1-Day SONIA + 0.35%	Monthly	MSCS	5/12/30	145,903	GBP	43,449
Plejd Ab	1-Week STIBOR + 0.275%	Monthly	SEBA	2/08/27	1,252,419	SEK	(4,730)
Plus Alpha Consulting Co	1-Day TONAR + 0.35%	Monthly	GSCO	9/29/26	10,252,950	JPY	(2,592)
Pluxee NV	1-Day EONIA + 0.275%	Monthly	MSCO	6/09/26	141,035	EUR	(45,498)
Poco Ord	1-Day FEDEF + 0.30%	Monthly	MSCS	8/16/31	629,055		93,360
Polar Capital Holdings PLC	1-Day SONIA + 0.275%	Monthly	MSCO	11/03/30	130,588	GBP	49,630
Poly Property Services Co	HIBOR + 0.35%	Monthly	GSCO	6/22/26	2,274,050	HKD	(8,173)
Pop Mart Intl Grp Ltd.	HIBOR + 0.35%	Monthly	GSCO	6/25/26	1,047,793	HKD	(4,961)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)

OTC Swap Contracts (continued)

Equity Contracts - Long[a] (continued)
Postnl	Euro STR + 0.35%	Monthly	JPHQ	12/18/26	102,709	EUR	$4,829
Pou Chen	1-Day FEDEF + 0.10%	Monthly	MSCO	6/23/26	202,141		(2,429)
Power Wind Health Industry	1-Day FEDEF + 0.10%	Monthly	MSCO	11/23/26	55,228		(1,833)
Powerlong Commercial Mgt	HIBOR + 0.35%	Monthly	GSCO	6/25/26	187,153	HKD	2,387
PPC Ltd.	1-Day SABOR + 0.32%	Monthly	MSCS	7/17/35	616,355	ZAR	3,394
PR Times Corporation	TONAR + 0.35%	Monthly	GSCO	3/02/27	239,973	JPY	(51)
Praemium Fpo	1-Day RBACR + 0.40%	Monthly	MSCO	7/22/26	135,939	AUD	2,808
Praram 9 Hospital Pcl	1-Day FEDEF + 0.25%	Monthly	MSCO	6/25/26	153,810		(17,003)
Precision Tsugami	HONIA + 0.35%	Monthly	GSCO	1/25/27	206,719	HKD	1,977
Primary Health Properties	1-Day SONIA + 0.275%	Monthly	MSCO	5/14/26	316,488	GBP	62,510
Primax Electronics Ltd.	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	246,457		15,322
Proact IT Group AB	1-Week STIBOR + 0.275%	Monthly	SEBA	9/07/26	545,319	SEK	4,062
Prosegur	1-Day EONIA + 0.35%	Monthly	MSCS	9/26/30	84,019	EUR	6,485
Prysmian SpA	Euro STR + 0.35%	Monthly	JPHQ	8/22/29	116,902	EUR	16,920
Pt Indofood Sukses Makmur	1-Day FEDEF + 0.35%	Monthly	MSCO	6/24/26	121,004		(21,890)
Pt Pakuwon Jati	1-Day FEDEF + 0.35%	Monthly	MSCO	6/25/26	53,414		(1,004)
Ptg Energy Public Company	1-Day FEDEF + 0.25%	Monthly	MSCO	8/26/26	55,085		17,541
Puig Brands SA Clase	1-Day EONIA + 0.275%	Monthly	MSCO	2/25/27	80,566	EUR	(136)
Puregold Price Club Inc.	1-Day FEDEF + 0.25%	Monthly	MSCO	6/24/26	37,569		1,880
Q Technology Group Co. Ltd.	HONIA + 0.35%	Monthly	GSCO	1/25/27	1,448,024	HKD	(9,419)
Qantas Fpo	1-Day RBACR + 0.40%	Monthly	MSCO	6/19/26	386,845	AUD	(12,438)
Qbe Insur Fpo	1-Day RBACR + 0.40%	Monthly	MSCO	8/14/26	230,299	AUD	10,089
QinetiQ Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	11/10/28	180,020	GBP	18,970
Quanta Computer	1-Day FEDEF + 0.10%	Monthly	MSCO	1/11/27	211,042		12,846
Quick Co Ltd.	TONAR + 0.35%	Monthly	GSCO	6/24/26	19,289,612	JPY	21,288
Raffles Medical	1-Day SORA + 0.30%	Monthly	MSCO	12/02/26	81,589	SGD	4,103
Rainbow	1-Day FEDEF + 1.25%	Monthly	MSCS	11/28/30	176,332		76,000
Rakus Co Ltd.	1-Day TONAR + 0.35%	Monthly	GSCO	9/30/26	15,692,312	JPY	(17,266)
Ramssol Group Berhad	1-Day FEDEF + 0.25%	Monthly	MSCO	9/14/26	31,257		813
Randstad NV	Euro STR + 0.35%	Monthly	JPHQ	7/17/30	44,745	EUR	1,870
Rank Group ORD	1-Day SONIA + 0.275%	Monthly	MSCO	11/07/30	84,529	GBP	(8,523)
Ratchthani Leasing Pcl	1-Day FEDEF + 0.25%	Monthly	MSCO	3/01/27	3,125		(39)
Raubex Group Ltd.	1-Day SABOR + 0.70%	Monthly	MSCO	9/15/30	278,748	ZAR	7,454
Raydium Semi-Conductor Co.	1-Day FEDEF + 0.10%	Monthly	MSCO	9/25/26	82,695		(3,165)
Raysearch Laboratories AB	1-Week STIBOR + 0.275%	Monthly	SEBA	12/04/30	117,982	SEK	(1,890)
Realtek Semiconductor Corp.	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	310,984		(49,107)
Reg Health Fpo	1-Day RBACR + 0.40%	Monthly	MSCO	6/24/26	253,318	AUD	(16,401)
Regional REIT Ltd.	1-Day SONIA + 0.275%	Monthly	MSCO	12/05/30	101,834	GBP	(2,237)
Reply	Euro STR + 0.35%	Monthly	JPHQ	5/13/26	216,980	EUR	(75,056)
Resolute Fpo	1-Day SONIA + 0.275%	Monthly	MSCO	6/24/26	190,813	AUD	122,958
Resolute Mining Ltd.	1-Day FEDEF	Monthly	MSCO	12/18/30	4,442	GBP	17,462
Reunert Ltd.	1-Day SABOR + 0.70%	Monthly	MSCS	8/15/30	671,370	ZAR	6,155
Richemont	1-Day SARON + 0.35%	Monthly	JPHQ	7/31/34	94,159	CHF	2,489
Riken Technos Corporation	TONAR + 0.35%	Monthly	GSCO	6/24/26	9,690,272	JPY	40,136
Rinnai Corp.	1-Day TONAR + 0.35%	Monthly	GSCO	10/12/26	23,359,969	JPY	14,672
Robertet	1-Day EONIA + 0.275%	Monthly	MSCO	8/31/26	84,798	EUR	4,282
Robinsons Retail Holdings	1-Day FEDEF + 0.25%	Monthly	MSCO	6/24/26	1,105		(14)
Roche	Euro STR + 0.35%	Monthly	JPHQ	7/17/30	236,293	CHF	134,129
Rockwool AS	1-Week CIBOR + 0.275%	Monthly	SEBA	7/17/30	402,612	DKK	(3,096)
Rolls-Royce Holdings PLC	1-Day SONIA + 0.35%	Monthly	MSCO	2/17/31	69,640	GBP	14,419
Royal Unibrew AS	1-Week CIBOR + 0.275%	Monthly	SEBA	7/03/28	1,267,801	DKK	45,667
RS Technologies Co. Ltd.	TONAR + 0.35%	Monthly	GSCO	2/25/27	2,371,065	JPY	741
Rubis	1-Day EONIA + 0.30%	Monthly	MSCS	8/12/30	207,477	EUR	81,077
Rusta AB	1-Week STIBOR + 0.275%	Monthly	SEBA	9/12/30	575,455	SEK	(466)
RVRC Holdings AB	1-Week STIBOR + 0.275%	Monthly	SEBA	3/04/35	1,356,322	SEK	5,158
Ryobi Ltd.	1-Day TONAR + 0.35%	Monthly	GSCO	9/02/26	7,462,860	JPY	4,969
S&D	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	90,804		(34,112)
S-1	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	196,806		33,540
Sainsbury Ord	1-Day SONIA + 0.275%	Monthly	MSCO	1/21/27	120,378	GBP	15,191
Saipem	Euro STR + 0.35%	Monthly	JPHQ	10/14/30	215,006	EUR	206,353
Saizeriya Company	TONAR + 0.35%	Monthly	GSCO	1/08/27	6,378,179	JPY	4,009
Sakai Moving Service	1-Day TONAR + 0.35%	Monthly	GSCO	11/13/26	7,246,502	JPY	422

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)

OTC Swap Contracts (continued)

Equity Contracts - Long[a] (continued)
Samart Aviation Solutions	1-Day FEDEF + 0.25%	Monthly	MSCO	8/27/26	39,020		$5,206
Samsung E&A Co Ltd.	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	241,925		94,264
Samsung Electronics Co.	1-Day FEDEF + 0.10%	Monthly	MSCO	11/13/26	137,149		63,042
Samsung Securities	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	183,439		59,108
San Fang Chemical	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	180,487		(3,732)
Sangfor Technologies	1-Day FEDEF + 0.25%	Monthly	MSCO	9/30/26	59,952		3,102
Sanhua ORD	1-Day FEDEF	Monthly	MSCS	2/10/31	410,319		(16,316)
Sanix Holdings Inc.	TONAR + 0.35%	Monthly	GSCO	6/24/26	4,689,787	JPY	(3,412)
Sanki Engineering Co.	TONAR + 0.35%	Monthly	GSCO	2/26/27	4,626,128	JPY	653
Sanko Gosei Ltd.	TONAR + 0.35%	Monthly	GSCO	6/24/26	10,396,627	JPY	27,780
Sankyo Co Ltd.	TONAR + 0.35%	Monthly	GSCO	6/24/26	14,568,031	JPY	(14,298)
Santam Limited	1-Day SABOR + 0.70%	Monthly	MSCO	11/11/26	1,683,618	ZAR	3,722
Sany Heavy Equipment	HIBOR + 0.35%	Monthly	GSCO	11/19/26	1,174,956	HKD	99,377
Sappi Ltd.	1-Day SABOR + 0.70%	Monthly	MSCS	11/27/30	7,125,640	ZAR	(240,077)
Sasol Ltd.	1-Day SABOR + 0.33%	Monthly	MSCS	7/17/30	4,049,777	ZAR	220,455
Sato Corporation	1-Day TONAR + 0.35%	Monthly	GSCO	11/02/26	7,128,433	JPY	3,950
SATS ASA	1-Week NIBOR + 0.275%	Monthly	SEBA	2/17/31	1,268,470	NOK	34,865
SAVILLS PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/30	104,633	GBP	9,783
SBI Holdings Inc.	1-Day TONAR + 0.35%	Monthly	GSCO	10/16/26	8,962,376	JPY	(1,635)
Scales Corporation Limited	1-Day NZOCR + 0.40%	Monthly	MSCO	6/24/26	164,782	NZD	19,210
Scanfil PLC	Euro STR + 0.275%	Monthly	SEBA	10/17/30	19,050	EUR	5,695
Schindler	1-Day SARON + 0.35%	Monthly	JPHQ	11/29/30	273,251	CHF	29,370
Schouw & Co.	1-Week NIBOR + 0.275%	Monthly	SEBA	5/22/26	918,472	DKK	12,896
Schweiter Technologies AG	1-Day SARON + 0.35%	Monthly	JPHQ	9/24/30	52,538	CHF	(14,024)
SCOR SE	1-Day EONIA + 0.30%	Monthly	MSCS	8/12/30	126,848	EUR	19,981
Scout24 SE	Euro STR + 0.35%	Monthly	JPHQ	12/06/30	352,470	EUR	(110,530)
Secure Trust Bank PLC	1-Day FEDEF	Monthly	MSCO	12/17/30	44,493	GBP	72,054
Securitas AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/30	3,816,902	SEK	48,285
Security Bank Corporation	1-Day FEDEF + 0.25%	Monthly	MSCO	6/24/26	42,759		(47)
Seiren Co Ltd.	1-Day TONAR + 0.35%	Monthly	GSCO	10/16/26	12,434,568	JPY	11,127
Semitec Corporation	TONAR + 0.35%	Monthly	GSCO	6/24/26	8,456,125	JPY	21,914
Senshu Electric Co.	TONAR + 0.35%	Monthly	GSCO	6/24/26	16,232,030	JPY	44,643
Seraku Co Ltd.	TONAR + 0.35%	Monthly	GSCO	6/24/26	7,450,441	JPY	1,175
Serco Group	1-Day SONIA + 0.35%	Monthly	MSCS	9/30/30	120,451	GBP	110,089
Sevice Stream Fpo	1-Day RBACR + 0.40%	Monthly	MSCO	6/24/26	453,978	AUD	8,632
SF Holding Co Ltd.	HIBOR + 0.35%	Monthly	GSCO	7/03/26	1,185,289	HKD	(18,327)
SFA	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	151,355		48,670
SFS Group AG	1-Day SARON + 0.35%	Monthly	JPHQ	2/08/29	189,837	CHF	34,388
SGX	1-Day SORA + 0.40%	Monthly	MSCO	6/25/26	121,934	SGD	18,667
Shandong Iron and Steel	1-Day FEDEF + 1.00%	Monthly	MSCO	1/19/27	77,658		9,371
Shandong Wit Dyne	1-Day FEDEF + 0.25%	Monthly	MSCO	6/24/26	63,101		3,643
Shanghai Aiyingshi Co Ltd.	1-Day FEDEF + 0.25%	Monthly	MSCO	6/24/26	45,809		1,802
Shanghai Chicmax Cosmetic	HONIA + 0.35%	Monthly	GSCO	12/04/26	717,810	HKD	(18,424)
Shanghai Haohai Biologica	HIBOR + 0.35%	Monthly	GSCO	10/06/26	620,428	HKD	(2,424)
Shanghai Pharmaceuticals	HIBOR + 0.35%	Monthly	GSCO	10/06/26	1,610,202	HKD	(6,402)
Sharingtechnology Inc.	TONAR + 0.35%	Monthly	GSCO	6/24/26	6,270,776	JPY	1,436
Sheng Yu Steel	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	53,214		(5,998)
Shenzhen Hello	1-Day FEDEF + 0.25%	Monthly	MSCO	11/27/26	69,058		1,950
Shenzhen Kaifa Ord	1-Day FEDEF + 0.25%	Monthly	MSCS	1/19/32	312,784		21,417
Shin ETSU Polymer Co.	1-Day TONAR + 0.35%	Monthly	GSCO	9/10/26	10,019,505	JPY	8,799
Shin Maint Holdings Co Lt	TONAR + 0.35%	Monthly	GSCO	6/24/26	2,519,520	JPY	4,052
Shin Yang Group Berhad	1-Day FEDEF + 0.25%	Monthly	MSCO	6/25/26	13,850		1,645
Shinhan Financial Group	1-Day FEDEF + 0.10%	Monthly	MSCO	9/24/26	79,543		19,918
Shinnihonseiyaku Co Ltd.	TONAR + 0.35%	Monthly	GSCO	6/24/26	16,022,187	JPY	(4,169)
Shinsegae Inc.	1-Day FEDEF + 0.10%	Monthly	MSCO	9/24/26	154,439		97,693
Ship Health Care Holdings	TONAR + 0.35%	Monthly	GSCO	6/24/26	45,627,892	JPY	97,399
Shizuoka Financial Group	TONAR + 0.35%	Monthly	GSCO	6/24/26	10,901,601	JPY	46,890
Shn Airport	1-Day FEDEF + 0.25%	Monthly	MSCO	6/24/26	93,801		5,647
SIA Engineering	1-Day SORA + 0.30%	Monthly	MSCO	1/20/27	77,892	SGD	2,121
Siemens Energy AG	Euro STR + 0.35%	Monthly	JPHQ	12/06/30	104,943	EUR	59,644
Siemens Energy AG	Euro STR + 0.35%	Monthly	MSCS	3/03/31	4,024,705	EUR	102,251
Sigmahealth Fpo	1-Day RBACR + 0.40%	Monthly	MSCO	9/24/26	182,032	AUD	(8,037)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)

OTC Swap Contracts (continued)

Equity Contracts - Long[a] (continued)
Signify NV	Euro STR + 0.35%	Monthly	JPHQ	7/17/30	213,505	EUR	$7,119
Siix Corp.	TONAR + 0.35%	Monthly	GSCO	6/24/26	27,359,144	JPY	34,402
Sime Darby Bhd	1-Day FEDEF + 0.25%	Monthly	MSCO	2/11/27	93,722		4,320
Sincere Navigation Corp.	1-Day FEDEF + 0.10%	Monthly	MSCO	12/16/26	78,425		18,798
Sinch	1-Week STIBOR + 0.28%	Monthly	SEBA	11/27/30	3,171,047	SEK	(19,892)
Sino-American Silicon Pro	1-Day FEDEF + 0.10%	Monthly	MSCO	2/10/27	26,598		(166)
Sinofert Holdings	HIBOR + 0.35%	Monthly	GSCO	6/25/26	1,560,396	HKD	50,273
Sinopac Financial Holdings	1-Day FEDEF + 0.10%	Monthly	MSCO	1/18/27	113,832		16,864
Sinopec Shanghai Petroche	HIBOR + 0.35%	Monthly	GSCO	7/06/26	728,074	HKD	15,636
Sinopharm Group Co. Ltd.	HONIA + 0.35%	Monthly	GSCO	12/04/26	1,477,282	HKD	5,491
Sise Cam	1-Day FEDEF + 1.10%	Monthly	MSCO	1/14/27	83,132		5,091
Sisram Medical Ltd.	HIBOR + 0.35%	Monthly	GSCO	11/30/26	434,343	HKD	(928)
Sitronix Technology Corp.	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	171,565		(7,654)
SK Chemicals Co.	1-Day FEDEF + 0.10%	Monthly	MSCO	2/22/27	19,088		1,081
SK Hynix Inc.	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	106,214		16,122
SK Inc.	1-Day FEDEF + 0.10%	Monthly	MSCO	2/02/27	51,628		12,144
Skellerup Holdings Npv	1-Day NZOCR + 0.40%	Monthly	MSCO	6/24/26	99,554	NZD	7,453
SKF AB	1-Week STIBOR + 0.275%	Monthly	SEBA	3/25/26	380,600	SEK	2,572
Sks Tech Fpo	1-Day RBACR + 0.40%	Monthly	MSCO	6/24/26	83,448	AUD	36,533
Sky Network Television Ltd.	1-Day NZOCR + 0.40%	Monthly	MSCO	6/24/26	114,275	NZD	6,953
SL Corporation	1-Day FEDEF + 0.10%	Monthly	MSCO	9/24/26	78,081		65,405
Sleep Cycle AB	1-Week STIBOR + 0.275%	Monthly	SEBA	11/03/30	175,680	SEK	(12,393)
SMA Solar Technology AG	Euro STR + 0.35%	Monthly	JPHQ	9/12/29	182,456	EUR	60,401
Smartgroup Fpo	1-Day RBACR + 0.40%	Monthly	MSCO	6/24/26	312,639	AUD	34,451
SMCP SA	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/29	35,591	EUR	3,709
Smith & Nephew Plc Ord US	1-Day SONIA + 0.275%	Monthly	MSCO	10/08/26	109,360	GBP	8,013
Sofina	Euro STR + 0.35%	Monthly	JPHQ	7/12/26	67,524	EUR	2,855
Softwareone	1-Day SARON + 0.35%	Monthly	JPHQ	2/24/27	44,581	CHF	687
Sogefi	Euro STR + 0.35%	Monthly	JPHQ	11/14/30	62,770	EUR	53,089
SOK Marketler Ticaret	1-Day FEDEF + 1.10%	Monthly	MSCO	12/08/26	107,964		17,702
Soken Chemical & Engineer	TONAR + 0.35%	Monthly	GSCO	6/24/26	4,538,802	JPY	33,218
Solstad Offshore	1-Week NIBOR + 0.28%	Monthly	SEBA	11/27/30	833,927	NOK	43,429
Soop Co Ltd.	1-Day FEDEF + 0.10%	Monthly	MSCO	7/23/26	232,889		(24,002)
SP Group A/S	1-Week CIBOR + 0.275%	Monthly	SEBA	9/10/30	489,552	DKK	34,599
The Spar Group Ltd.	1-Day SABOR + 0.70%	Monthly	MSCO	9/15/30	7,856,878	ZAR	(211,050)
Spc Samlip	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	72,204		(5,285)
Speed Tech	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	0		558
Speed Tech	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	57,487		(9,660)
Speedy Hire PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/30	84,907	GBP	(33,189)
SPIE	1-Day EONIA + 0.275%	Monthly	MSCO	6/16/30	168,056	EUR	24,248
Springer Nature Ag & Co.	Euro STR + 0.35%	Monthly	JPHQ	8/10/26	46,182	EUR	(11,606)
Srg Global Fpo	1-Day RBACR + 0.40%	Monthly	MSCO	6/24/26	182,059	AUD	41,446
SSAB AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/30	1,825,754	SEK	42,997
SSP Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	12/04/28	164,522	GBP	20,959
ST Engineering	1-Day SORA + 0.30%	Monthly	MSCO	7/02/26	59,429	SGD	6,594
St James’s Place Ord	1-Day SONIA + 0.275%	Monthly	MSCO	7/05/29	153,140	GBP	3,656
Standard Chartered PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/30	194,630	GBP	162,997
Standard Chem & Pharm Co.	1-Day FEDEF + 0.10%	Monthly	MSCO	9/14/26	47,601		5,635
Star Petroleum Refining	1-Day FEDEF + 0.25%	Monthly	MSCO	1/07/27	82,873		13,356
Starhill GBL Reit	1-Day SORA + 0.40%	Monthly	MSCO	6/25/26	127,322	SGD	9,803
Startia Hldgs Inc.	TONAR + 0.35%	Monthly	GSCO	6/24/26	11,794,898	JPY	9,485
Starts Corporation	TONAR + 0.35%	Monthly	GSCO	6/24/26	36,954,134	JPY	43,538
Sth X Elec Fpo	1-Day RBACR + 0.40%	Monthly	MSCO	6/24/26	19,395	AUD	4,201
Stillfront Group AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/30	1,113,008	SEK	(20,270)
STMicroelectronic NV	Euro STR	Monthly	JPHQ	2/28/35	104,474	EUR	18,268
Stora Enso Oyj	Euro STR + 0.28%	Monthly	SEBA	10/23/28	180,580	EUR	28,866
Storytel AB	1-Week STIBOR + 0.275%	Monthly	SEBA	5/08/26	3,525,903	SEK	(25,807)
Subaru Corporation	TONAR + 0.35%	Monthly	GSCO	6/24/26	21,347,858	JPY	11,336
Subsea 7	1-Week NIBOR + 0.275%	Monthly	SEBA	7/09/26	2,523,825	NOK	110,253
Suheung Co. Ltd.	1-Day FEDEF + 0.10%	Monthly	MSCO	12/03/26	37,226		794
Sulzer Ltd.	1-Day SARON + 0.35%	Monthly	JPHQ	11/11/30	109,296	CHF	41,792
Sun International Hotels Ltd.	1-Day SABOR + 0.70%	Monthly	MSCS	5/20/26	2,276,235	ZAR	13,081

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)

OTC Swap Contracts (continued)

Equity Contracts - Long[a] (continued)
[c]Sunowealth Electric Machines rts.	1-Day FEDEF + 0.10%	Monthly	MSCO	9/23/26	-		$2,054
Sunowealth Electric Machines	1-Day FEDEF + 0.10%	Monthly	MSCO	9/23/26	288,726		18,737
Sunshine Insurance Group	HIBOR + 0.35%	Monthly	GSCO	9/18/26	691,218	HKD	549
Suntec Reit	1-Day SORA + 0.40%	Monthly	MSCO	7/14/26	11,753	SGD	(200)
Sunway Construction Group	1-Day FEDEF + 0.25%	Monthly	MSCO	7/02/26	218,323		50,464
Sunway Real Estate Invt	1-Day FEDEF + 0.25%	Monthly	MSCO	6/25/26	89,321		13,400
Suparetail Fpo	1-Day RBACR + 0.30%	Monthly	MSCO	1/08/27	361,066	AUD	11,619
Suprema Inc	1-Day FEDEF + 0.10%	Monthly	MSCO	10/29/26	75,533		22,545
Suzuken Co Ltd	TONAR + 0.35%	Monthly	GSCO	6/24/26	11,016,555	JPY	18,215
Suzuki Co Ltd	TONAR + 0.35%	Monthly	GSCO	6/24/26	14,151,282	JPY	52,829
Sveafastigheter AB	1-Week STIBOR + 0.275%	Monthly	SEBA	6/02/26	61,206	SEK	(360)
Sweco AB	1-Week STIBOR + 0.275%	Monthly	SEBA	4/25/29	574,196	SEK	(1,459)
Swedish Orphan Biovitrum AB	1-Week STIBOR + 0.65%	Monthly	SEBA	7/15/26	2,476,858	SEK	43,477
Synektik	1-Day FEDEF + 1.25%	Monthly	MSCS	9/05/30	91,518		89,253
Synnex Technology Interna	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	130,116		12,549
Systems Technology Inc.	1-Day FEDEF + 0.10%	Monthly	MSCO	1/28/27	52,624		6,053
Tabcorp Fpo	1-Day RBACR + 0.30%	Monthly	MSCO	1/19/27	58,602	AUD	6,661
Taiwan Navigation Co.	1-Day FEDEF + 0.10%	Monthly	MSCO	12/07/26	51,307		1,160
Taiwan Paiho	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	193,812		(12,931)
Taiwan Semiconductor Manufacturing	1-Day FEDEF + 0.10%	Monthly	MSCO	11/12/26	114,688		13,008
Taiwan Surface Mounting	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	287,506		(20,899)
Takaoka Toko Co Ltd	TONAR + 0.35%	Monthly	GSCO	6/24/26	15,479,175	JPY	108,378
Take & Give Needs Co	TONAR + 0.35%	Monthly	GSCO	6/24/26	8,964,928	JPY	(6,843)
Talanx AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/26	184,802	EUR	14,628
Tanseisha Co. Ltd.	TONAR + 0.35%	Monthly	GSCO	12/17/26	11,512,550	JPY	3,951
Tauron Polska Energia SA	1-Day FEDEF + 0.30%	Monthly	MSCS	7/17/26	168,812		151,250
Tazmo Co Ltd	1-Day TONAR + 0.35%	Monthly	GSCO	9/30/26	13,116,175	JPY	2,153
TCL Electronics Holdings	HIBOR + 0.35%	Monthly	GSCO	6/25/26	2,210,660	HKD	52,769
Team Internet Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/26	179,123	GBP	(147,597)
Technip Energies NV	1-Day EONIA + 0.30%	Monthly	MSCS	8/07/29	217,389	EUR	3,761
Technogym SpA	Euro STR + 0.35%	Monthly	JPHQ	8/12/30	224,123	EUR	199,252
Teikoku Electric Mfg	TONAR + 0.35%	Monthly	GSCO	6/24/26	7,912,363	JPY	3,219
Tele2 Ab Ser	1-Week STIBOR + 0.275%	Monthly	SEBA	1/13/27	856,586	SEK	20,764
Teleperformance	1-Day EONIA + 0.275%	Monthly	MSCO	3/24/26	204,832	EUR	(74,108)
Telia Company AB	1-Week STIBOR + 0.275%	Monthly	SEBA	11/11/35	617,044	SEK	4,828
Telkom SA SOC Ltd.	1-Day SABOR + 0.70%	Monthly	MSCS	7/17/30	1,624,368	ZAR	8,458
Temenos	1-Day SARON + 0.35%	Monthly	JPHQ	6/08/26	170,622	CHF	24,873
Ten Square Games	1-Day FEDEF + 1.25%	Monthly	MSCS	1/06/31	41,804		14,209
Tera Probe Inc	TONAR + 0.35%	Monthly	GSCO	6/24/26	8,025,925	JPY	70,130
Teraskai Electric Co. Ltd.	TONAR + 0.35%	Monthly	GSCO	2/22/27	1,739,249	JPY	42
Terrasky Co Ltd	TONAR + 0.35%	Monthly	GSCO	6/24/26	15,636,066	JPY	(31,038)
Tessenderlo Group	Euro STR + 0.35%	Monthly	JPHQ	7/17/29	71,305	EUR	1,288
TF Bank Ab	1-Week STIBOR + 0.275%	Monthly	SEBA	12/09/26	566,472	SEK	(2,073)
TF1 Group	1-Day EONIA + 0.30%	Monthly	MSCS	7/12/26	210,138	EUR	(24,197)
Thai Foods Group Public Co	1-Day FEDEF + 0.25%	Monthly	MSCO	6/25/26	195,642		90,865
Thanachart Capital Pcl	1-Day FEDEF + 0.25%	Monthly	MSCO	2/17/27	43,065		86
Tharisa PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/30	37,414	GBP	18,860
Thungela Resources Ltd.	1-Day SABOR + 0.70%	Monthly	MSCS	8/23/30	704,490	ZAR	11,316
Tian Lun Gas Holdings Ltd	HIBOR + 0.35%	Monthly	GSCO	7/23/26	380,452	HKD	(7,677)
Tidlor Holdings Pcl	1-Day FEDEF + 0.25%	Monthly	MSCO	2/17/27	7,883		(79)
TK Group Limited	HIBOR + 0.35%	Monthly	GSCO	6/25/26	373,339	HKD	4,187
Toa Paint Thailand Pcl	1-Day FEDEF + 0.25%	Monthly	MSCO	9/03/26	81,447		8,422
Tokai Carbon Corp	TONAR + 0.35%	Monthly	GSCO	7/20/26	15,643,933	JPY	9,230
Tokyo Base Co. Ltd.	TONAR + 0.35%	Monthly	GSCO	12/18/26	5,114,205	JPY	(3,295)
Topco Scientific Co.	1-Day FEDEF + 0.10%	Monthly	MSCO	2/03/27	136,262		8,761
Topco Technologies Corp	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	33,223		(1,584)
Topkey Corporation	1-Day FEDEF + 0.10%	Monthly	MSCO	10/02/26	165,866		(1,519)
Toumei Co Ltd	TONAR + 0.35%	Monthly	GSCO	6/24/26	6,548,013	JPY	825
Tourism Hldgs Ord.	1-Day NZOCR + 0.30%	Monthly	MSCO	12/07/26	25,117	NZD	955
Tovis	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	66,768		(1,185)
Tower Ltd Npv	1-Day NZOCR + 0.40%	Monthly	MSCO	6/24/26	55,459	NZD	2,457
Toyota Boshoku Corp	TONAR + 0.35%	Monthly	GSCO	6/24/26	43,021,378	JPY	101,417

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)

OTC Swap Contracts (continued)

Equity Contracts - Long[a] (continued)
Toyota Tsusho Corp.	TONAR + 0.35%	Monthly	GSCO	2/19/27	4,737,269	JPY	$981
Trainline PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/28	153,843	GBP	(42,613)
Transcosmos Inc.	1-Day TONAR + 0.35%	Monthly	GSCO	10/12/26	20,184,180	JPY	9,343
Travelsky Technology	HIBOR + 0.35%	Monthly	GSCO	6/25/26	1,855,946	HKD	2,291
Tre Hldgs Corp.	TONAR + 0.35%	Monthly	GSCO	12/16/26	21,432,988	JPY	9,998
Trelleborg AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/33	1,172,643	SEK	2,085
Trevi Fin Ind	Euro STR + 0.35%	Monthly	JPHQ	11/30/26	63,194	EUR	18,626
Triple Point Social Housing	1-Day SONIA + 0.35%	Monthly	MSCO	1/06/31	74,697	GBP	29,804
Tripod Technology Corp.	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	252,778		83,853
Triputra Agro Persada Tbk	1-Day FEDEF + 0.35%	Monthly	MSCO	7/02/26	34,742		7,854
TS Lines Ltd.	HONIA + 0.35%	Monthly	GSCO	1/14/27	954,164	HKD	11,179
Tty Biopharm Company Limited	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	210,785		6,172
TUI AG	Euro STR + 0.35%	Monthly	JPHQ	4/30/26	309,763	EUR	63,686
Turk Telekom	1-Day FEDEF + 1.25%	Monthly	MSCO	6/30/26	244,876		20,984
Turkcell	1-Day FEDEF + 1.25%	Monthly	MSCO	9/24/26	248,080		26,364
Turkiye Sinai Kalkinma Bankasi AS	1-Day FEDEF + 0.30%	Monthly	MSCS	11/27/30	314,089		(18,422)
UBS Group AG	1-Day SARON + 0.35%	Monthly	JPHQ	7/17/30	61,321	CHF	(444)
Ulker Biskuvi	1-Day FEDEF + 1.25%	Monthly	MSCO	9/24/26	148,489		10,501
Ulvac Inc.	1-Day TONAR + 0.35%	Monthly	GSCO	10/12/26	22,934,278	JPY	67,828
U-Media Communication Inc.	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	3,351		189
Umicore	Euro STR + 0.35%	Monthly	JPHQ	11/21/30	187,031	EUR	111,742
Unicaja Banco	1-Day EONIA + 0.35%	Monthly	MSCS	11/13/28	65,876	EUR	12,824
UniCredit SpA	Euro STR + 0.35%	Monthly	JPHQ	9/25/30	188,947	EUR	109,012
Unid	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	129,938		(4,310)
Union Semi Ord.	1-Day FEDEF + 0.25%	Monthly	MSCS	1/19/32	263,230		4,547
Unipol Gruppo SpA	Euro STR + 0.35%	Monthly	JPHQ	7/15/26	92,552	EUR	10,602
Uni-President China Holdings	HIBOR + 0.35%	Monthly	GSCO	8/05/26	1,380,657	HKD	(21,764)
Unistore Fpo	1-Day RBACR + 0.40%	Monthly	MSCO	6/24/26	152,283	AUD	24,223
United Energy Group Ltd.	HIBOR + 0.35%	Monthly	GSCO	6/25/26	625,482	HKD	25,096
United Micro Electronics	1-Day FEDEF + 0.10%	Monthly	MSCO	11/04/26	66,823		21,100
United Orthopedic Corporation	1-Day FEDEF + 0.10%	Monthly	MSCO	9/23/26	111,817		(6,651)
Universal Vision Biotechn	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	184,082		(49,533)
UT Group Co Ltd	TONAR + 0.35%	Monthly	GSCO	6/24/26	4,375,533	JPY	8,427
Valeo	1-Day EONIA + 0.30%	Monthly	MSCS	10/09/30	311,861	EUR	97,098
Valiant	Euro STR + 0.35%	Monthly	JPHQ	7/12/26	177,320	CHF	85,381
Valmet OYJ	Euro STR + 0.28%	Monthly	SEBA	8/05/29	146,386	EUR	4,125
Valor Holdings Co Ltd	TONAR + 0.35%	Monthly	GSCO	6/24/26	25,371,191	JPY	80,739
Value Added Technologies	1-Day FEDEF + 0.10%	Monthly	MSCO	10/29/26	51,865		17,296
Valuetronics	1-Day SORA + 0.40%	Monthly	MSCO	6/25/26	13	SGD	1
Vaudoise Assurances	1-Day SARON + 0.35%	Monthly	JPHQ	11/11/30	127,427	CHF	58,286
Vector Inc.	1-Day NZOCR + 0.40%	Monthly	GSCO	6/24/26	13,430,103	JPY	32,246
Veidekke	1-Week NIBOR + 0.28%	Monthly	SEBA	8/26/30	1,782,035	NOK	57,996
Velesto Energy Berhad	1-Day FEDEF + 0.25%	Monthly	MSCO	9/14/26	98,912		29,036
Ventia Fpo	1-Day RBACR + 0.40%	Monthly	MSCO	6/24/26	207,832	AUD	22,056
Venture Life Group PLC	1-Day SONIA + 0.275%	Monthly	MSCO	11/03/30	20,875	GBP	17,903
Veolia Environnement SA	1-Day EONIA + 0.30%	Monthly	MSCS	8/26/30	164,390	EUR	47,445
Vertu Motors PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/30	55,301	GBP	(6,663)
Vestas Wind Systems AS	1-Week CIBOR + 0.275%	Monthly	SEBA	5/13/26	1,857,762	DKK	103,330
Vicat SA	1-Day EONIA + 0.30%	Monthly	MSCS	8/30/30	115,277	EUR	97,157
Vidrala SA	1-Day EONIA + 0.275%	Monthly	MSCO	8/13/26	269,247	EUR	(27,184)
Vienna Insurance Group AG	Euro STR + 0.35%	Monthly	JPHQ	12/18/30	123,661	EUR	96,206
Viridien	1-Day EONIA + 0.275%	Monthly	MSCO	8/14/26	177,005	EUR	116,471
Visco Vision Inc.	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	140,730		1,297
Vitzrocell Co Ltd	1-Day FEDEF + 0.10%	Monthly	MSCO	7/28/26	100,560		16,768
Vodafone Group PLC	1-Day SONIA + 0.35%	Monthly	MSCO	1/20/31	73,229	GBP	37,746
Voestalpine AG	Euro STR + 0.35%	Monthly	JPHQ	12/18/30	194,865	EUR	189,320
Vstecs Holdings Ltd.	HONIA + 0.35%	Monthly	GSCO	12/04/26	796,871	HKD	(365)
Vtech Hldgs	HIBOR + 0.35%	Monthly	GSCO	6/25/26	730,085	HKD	11,247
Vusion Group	1-Day EONIA + 0.275%	Monthly	MSCO	10/28/26	320,236	EUR	(140,132)
Wacom Co. Ltd.	TONAR + 0.35%	Monthly	GSCO	2/19/27	956,978	JPY	48
Wallenius Wilhelmsen ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/17/26	2,952,256	NOK	155,824
Warehouse Group Ord Npv	1-Day NZOCR + 0.40%	Monthly	MSCO	6/24/26	8,365	NZD	(541)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)

OTC Swap Contracts (continued)

Equity Contracts - Long[a] (continued)
Wartsila Corp.	Euro STR + 0.275%	Monthly	SEBA	10/17/30	143,002	EUR	$121,364
Wasco Berhad	1-Day FEDEF + 0.25%	Monthly	MSCO	6/25/26	26,444		2,419
Waseda Academy	TONAR + 0.35%	Monthly	GSCO	6/24/26	8,123,151	JPY	(7,104)
Wasion Holdings Ltd.	HIBOR + 0.35%	Monthly	GSCO	6/25/26	522,083	HKD	131,801
Watkin Jones PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/30	104,506	GBP	(71,348)
Wayfair Inc.	1-Day FEDEF + 0.80%	Monthly	BNPP	9/15/27	786,079		(313,509)
WBHO Ltd.	1-Day SABOR + 0.70%	Monthly	MSCO	12/04/30	1,805,157	ZAR	15,082
Weichai Power Co.	HIBOR + 0.35%	Monthly	GSCO	6/26/26	397,932	HKD	24,163
Westports Holdings Berhad	1-Day FEDEF + 0.25%	Monthly	MSCO	2/11/27	95,498		(131)
WH Group Limited	HIBOR + 0.35%	Monthly	GSCO	6/25/26	1,369,398	HKD	37,168
Wickes Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/30	116,652	GBP	82,938
Winbond Electronic Corp.	1-Day FEDEF + 0.10%	Monthly	MSCO	2/01/27	60,994		1,764
Won Tech Co. Ltd.	1-Day FEDEF + 0.10%	Monthly	MSCO	12/08/26	68,102		(1,387)
Wonderful Hi-Tech	1-Day FEDEF + 0.10%	Monthly	MSCO	7/17/26	94,909		11,339
Wonik IPS Co. Ltd.	1-Day FEDEF + 0.10%	Monthly	MSCO	1/29/27	44,301		8,643
Woori Net Co Ltd	1-Day FEDEF + 0.10%	Monthly	MSCO	11/03/26	30,239		(374)
World Co Ltd.	1-Day TONAR + 0.35%	Monthly	GSCO	6/24/26	11,521,490	JPY	19,492
Wowprime Corp.	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	295,867		(47,637)
W-Scope Corporation	TONAR + 0.35%	Monthly	GSCO	12/03/26	7,791,509	JPY	668
Wt Microelectronics Co Lt	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	283,408		88,487
Wuxi Apptec Co Ltd	HIBOR + 0.35%	Monthly	GSCO	6/26/26	1,920,147	HKD	78,062
Wuxi Biologics	HIBOR + 0.35%	Monthly	GSCO	8/18/26	1,316,482	HKD	29,574
WW Holding Inc.	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	24,149		(5,355)
Xian Shaangu Power	1-Day FEDEF + 0.25%	Monthly	MSCO	6/24/26	96,444		31,043
Xin Point Hldgs Ltd.	HIBOR + 0.35%	Monthly	GSCO	6/25/26	569,076	HKD	543
Yamabiko Corporation	TONAR + 0.35%	Monthly	GSCO	6/24/26	9,689,159	JPY	39,643
Yamaguchi Financial Group	TONAR + 0.35%	Monthly	GSCO	6/24/26	24,228,053	JPY	93,172
Yamazaki Baking Ltd.	TONAR + 0.35%	Monthly	GSCO	6/24/26	29,994,519	JPY	14,518
[c]Yangzijiang Maritime Development Ltd.	1-Day SORA + 0.40%	Monthly	MSCO	6/22/26	-	SGD	43,577
Yank Zi Jiang Financial Holdings	1-Day SORA + 0.40%	Monthly	MSCO	6/22/26	100,245	SGD	(32,864)
Yankey Engineering Co. Ltd.	1-Day FEDEF + 0.10%	Monthly	MSCO	1/25/27	133,218		19,798
Yara International ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/17/30	2,742,615	NOK	67,105
Youngoneholdings	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	188,651		108,915
YU Group PLC	1-Day SONIA + 0.35%	Monthly	MSCO	2/17/31	98,546	GBP	24,123
Yue Yuen Industrial Hldgs	HIBOR + 0.35%	Monthly	GSCO	6/25/26	421,200	HKD	16,155
Yuexiu Services Group Ltd.	HIBOR + 0.35%	Monthly	GSCO	6/25/26	581,417	HKD	(23,784)
Yurtec Corporation	TONAR + 0.35%	Monthly	GSCO	2/19/27	4,662,294	JPY	1,215
Yutong Bus Co. Ltd.	1-Day FEDEF + 1.00%	Monthly	MSCO	2/05/27	50,117		(2,091)
YZJ Shipbldg Sgd	1-Day SORA + 0.30%	Monthly	MSCO	6/25/26	127,516	SGD	28,498
Zanyu Technology	1-Day FEDEF + 0.25%	Monthly	MSCO	6/24/26	50,019		19,607
Zehnder	Euro STR + 0.35%	Monthly	JPHQ	7/17/30	87,719	CHF	94,292
Zeon Corporation	TONAR + 0.35%	Monthly	GSCO	1/21/27	7,130,565	JPY	5,059
Zeria Pharmaceutical	TONAR + 0.35%	Monthly	GSCO	6/24/26	26,191,132	JPY	15,357
Zero Co Ltd	TONAR + 0.35%	Monthly	GSCO	6/24/26	7,424,171	JPY	9,087
Zero One Technology	1-Day FEDEF + 0.10%	Monthly	MSCO	10/28/26	151,611		10,957
Zhejiang China Electic	1-Day FEDEF + 0.25%	Monthly	MSCO	6/24/26	165,081		46,356
Zhengzhou Coal Mining	1-Day FEDEF + 0.25%	Monthly	MSCO	6/24/26	64,171		22,046
Zhenhua Chemical Ord	1-Day FEDEF + 0.25%	Monthly	MSCS	9/21/31	417,417		64,039
Zhuzhou CRRC Times Elec	HIBOR + 0.35%	Monthly	GSCO	10/06/26	2,254,204	HKD	8,808
Zigexn Co Ltd.	TONAR + 0.35%	Monthly	GSCO	6/24/26	22,124,773	JPY	(9,025)
Zinzino Ab	1-Week STIBOR + 0.275%	Monthly	SEBA	2/08/27	351,397	SEK	5,145
Zotefoams Ord	1-Day SONIA + 0.275%	Monthly	MSCO	9/16/26	37,771	GBP	1,695
Zuken Inc.	TONAR + 0.35%	Monthly	GSCO	6/24/26	10,571,046	JPY	(8,587)
Zumtobel Group AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/30	25,709	EUR	(1,023)
Zurich Insurance	1-Day SARON + 0.35%	Monthly	JPHQ	7/21/26	95,442	CHF	3,474

							22,482,152

Equity Contracts - Short[d]
AAK AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/30	2,428,554	SEK	16,282
Aalberts NV	Euro STR - 0.30%	Monthly	JPHQ	2/10/31	302,337	EUR	(69,464)
ABC Arbitrage	1-Day EONIA - 0.275%	Monthly	MSCO	6/13/26	10,223	EUR	(855)
Ability Opto Electronics	1-Day FEDEF - 9.25%	Monthly	MSCO	10/05/26	46,947		(2,455)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)

OTC Swap Contracts (continued)

Equity Contracts - Short[d] (continued)
abrdn European Logistics Income PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/26	41,907	GBP	$28,764
Accor SA	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/26	263,841	EUR	(32,499)
Acer Inc.	1-Day FEDEF - 3.50%	Monthly	MSCO	6/24/26	99,024		11,975
Acerinox SA	1-Day EONIA - 0.275%	Monthly	MSCO	3/24/26	286,161	EUR	(63,963)
Ackermans & van Haaren	Euro STR - 0.30%	Monthly	JPHQ	3/18/26	67,313	EUR	(34,069)
Addnode Group AB	1-Week STIBOR - 0.275%	Monthly	SEBA	7/17/30	1,472,416	SEK	55,021
Advanced Medical Solution	1-Day SONIA - 0.275%	Monthly	MSCO	7/17/30	7,186	GBP	128
Advantech Co Ltd.	1-Day FEDEF - 0.675%	Monthly	MSCO	6/24/26	249,078		(9,408)
Adyen	Euro STR - 0.30%	Monthly	JPHQ	5/22/30	70,575	EUR	23,471
Aeon Co. Ltd.	1-Day TONAR - 0.25%	Monthly	GSCO	1/22/27	3,911,651	JPY	735
Aeon Financial Service Co.	1-Day FEDEF - 0.25%	Monthly	GSCO	11/13/26	19,590,842	JPY	(13,458)
Aeon Thana Sinsa Thailand	1-Day FEDEF - 10.50%	Monthly	MSCO	9/24/26	25,976		3,363
Affin Bank Berhad	1-Day FEDEF - 4.00%	Monthly	MSCO	6/25/26	47,747		(8,195)
African Rainbow Minerals Ltd.	1-Day SABOR - 0.50%	Monthly	MSCO	7/22/30	3,558,843	ZAR	(130,900)
Afrimat Ltd.	1-Day SABOR - 0.50%	Monthly	MSCO	5/20/26	1,732,262	ZAR	35,048
Agilyx	1-Week NIBOR - 4.25%	Monthly	SEBA	8/07/30	298,953	NOK	14,506
Airbus SE	1-Day EONIA - 0.30%	Monthly	MSCO	12/11/30	73,761	EUR	(751)
Airports of Thailand	1-Day FEDEF - 2.50%	Monthly	MSCO	6/23/26	172,798		(95,763)
Aixtron SE	Euro STR - 0.30%	Monthly	JPHQ	3/20/26	153,766	EUR	(101,744)
Ajinomoto Co. Inc.	1-Day TONAR - 0.25%	Monthly	GSCO	2/02/27	6,465,228	JPY	(15,853)
Akbank	1-Day FEDEF - 1.50%	Monthly	MSCO	9/21/26	115,384		(40,540)
Akeso Inc.	1-Day HONIA - 0.40%	Monthly	GSCO	9/11/26	810,311	HKD	7,988
ALCON N	1-Day SARON - 0.35%	Monthly	JPHQ	8/12/30	171,530	CHF	4,456
Alibaba Group Holdings Ltd.	1-Day HONIA - 0.25%	Monthly	GSCO	1/06/27	280,858	HKD	3,047
All Ring Tech Co.	1-Day FEDEF - 10.00%	Monthly	MSCO	12/15/26	148,585		(79,820)
Allegro	1-Day FEDEF - 2.13%	Monthly	MSCS	7/12/26	114,951		6,090
Alleima AB	1-Week STIBOR - 0.275%	Monthly	SEBA	12/09/26	1,076,253	SEK	(795)
Alliance Bank Malaysia BE	1-Day FEDEF - 9.875%	Monthly	MSCO	11/19/26	41,531		(576)
Allreal Holding AG	1-Day SARON - 0.35%	Monthly	JPHQ	7/17/30	59,340	CHF	(22,589)
Alm. Brand A/S	1-Week CIBOR - 0.75%	Monthly	SEBA	7/26/30	1,001,064	DKK	(1,002)
Alpha Networks Inc.	1-Day FEDEF - 2.90%	Monthly	MSCO	7/22/26	143,983		(6,443)
Also	1-Day SARON - 0.35%	Monthly	JPHQ	10/05/26	163,185	CHF	58,623
Alterea	1-Day EONIA - 0.275%	Monthly	MSCO	9/29/26	63,864	EUR	(20,841)
Amaero Fpo	1-Day RBACR - 13.50%	Monthly	MSCO	7/09/26	69,640	AUD	9,174
Ame Elite Consortium Berh	1-Day FEDEF - 4.25%	Monthly	MSCO	6/25/26	14,190		(1,846)
AMG Advanced Metallurgical Group NV	Euro STR - 0.30%	Monthly	JPHQ	7/17/30	90,688	EUR	(170,864)
Amman Mineral Internasion	1-Day FEDEF - 12.75%	Monthly	MSCO	6/26/26	33,208		10
Amper SA	1-Day EONIA - 4.50%	Monthly	MSCO	9/10/30	108,307	EUR	(33,060)
Amplifon	Euro STR - 0.30%	Monthly	JPHQ	11/27/30	94,891	EUR	8,969
AmRest	1-Day FEDEF -1.50%	Monthly	MSCS	7/17/30	39,222		3,621
Anadolu Efes	1-Day FEDEF - 7.75%	Monthly	MSCO	11/03/26	118,288		(17,479)
Andritz AG	Euro STR - 0.30%	Monthly	JPHQ	8/07/26	84,680	EUR	(17,560)
Angang Steel Co Lt	1-Day FEDEF - 12.45%	Monthly	MSCO	6/24/26	52,101		(9,221)
Angang Steel Co. Ltd.	1-Day HONIA - 1.00%	Monthly	GSCO	12/15/26	142,352	HKD	(2,262)
Anglo American Platinum Ltd.	1-Day SABOR - 0.50%	Monthly	MSCS	8/15/30	2,795,670	ZAR	(96,832)
Anglo Pacific Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/30	62,192	GBP	(87,296)
Anheuser-Busch InBev SA/NV	Euro STR - 0.30%	Monthly	JPHQ	7/13/30	137,994	EUR	(53,237)
Anhui Jianghuai Auto	1-Day FEDEF - 8.314%	Monthly	MSCO	1/29/27	62,780		(2,873)
ANP	1-Day FEDEF - 3.25%	Monthly	MSCO	6/24/26	166,664		(47,362)
Anta Sports Products	1-Day HONIA - 0.40%	Monthly	GSCO	6/25/26	1,277,386	HKD	4,750
Antofagasta PLC	1-Day SONIA - 0.30%	Monthly	MSCS	2/17/31	30,468	GBP	(69,628)
Anymind Group Inc.	1-Day TONAR - 0.275%	Monthly	GSCO	11/19/26	4,775,570	JPY	6,473
Aperam	Euro STR - 0.30%	Monthly	JPHQ	6/06/30	51,332	EUR	(24,755)
Aplex Technology Inc.	1-Day FEDEF - 5.25%	Monthly	MSCO	6/24/26	3,483		16
Apotea AB	1-Week STIBOR - 0.275%	Monthly	SEBA	8/25/26	1,242,400	SEK	41,644
Arbonia AG	1-Day SARON - 0.35%	Monthly	JPHQ	11/08/30	23,470	CHF	2,449
Arcadis	Euro STR - 0.30%	Monthly	JPHQ	4/04/26	117,724	EUR	31,641
Arcelik	1-Day FEDEF - 5.00%	Monthly	MSCS	7/17/26	105,657		16,373
Argan SA	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/30	102,298	EUR	(9,788)
argenx SE	Euro STR - 0.30%	Monthly	JPHQ	7/01/30	22,529	EUR	1,768
Arkema	1-Day EONIA - 0.275%	Monthly	MSCO	12/02/26	95,332	EUR	(19,283)
Ascopiave SpA	Euro STR - 0.30%	Monthly	JPHQ	7/17/30	31,749	EUR	(9,745)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)

OTC Swap Contracts (continued)

Equity Contracts - Short[c] (continued)
Ashmore Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	8/19/29	149,425	GBP	$(72,428)
Asia Polymer	1-Day FEDEF - 5.25%	Monthly	MSCO	6/24/26	13,306		(1,162)
Asiainfo Technologies Ltd.	1-Day HONIA - 7.75%	Monthly	GSCO	2/25/27	42,774	HKD	137
Asmpt Ltd.	1-Day HONIA - 0.40%	Monthly	GSCO	9/11/26	892,519	HKD	(52,069)
ASR Nederland	Euro STR - 0.30%	Monthly	JPHQ	6/13/26	224,716	EUR	(74,136)
Assa Abloy AB	1-Week STIBOR - 0.28%	Monthly	SEBA	11/27/30	648,006	SEK	(11,263)
Asset World Corp.	1-Day FEDEF - 13.75%	Monthly	MSCO	1/18/27	32,996		(7,745)
Assystem	1-Day EONIA - 2.75%	Monthly	MSCO	9/25/30	70,186	EUR	3,178
Asterasys Co Ltd.	1-Day FEDEF - 15.00%	Monthly	MSCO	9/17/26	8,846		(50)
Astroscale Holdings Inc.	1-Day TONAR - 10.00%	Monthly	GSCO	8/24/26	3,638,258	JPY	(8,992)
ASX FPO	1-Day RBACR - 0.40%	Monthly	MSCO	6/24/26	52,920	AUD	627
Ate Energy International	1-Day FEDEF - 7.25%	Monthly	MSCO	6/24/26	41,641		5,766
Atlas Copco	1-Week STIBOR - 0.28%	Monthly	SEBA	11/27/35	1,267,869	SEK	(4,063)
Atos	1-Day EONIA - 4.625%	Monthly	MSCO	10/23/26	89,626	EUR	22,356
Atrium Ljungberg AB	1-Week STIBOR - 0.275%	Monthly	SEBA	5/25/26	367,614	SEK	(1,831)
Aub Group Fpo	1-Day RBACR - 0.40%	Monthly	MSCO	6/24/26	212,737	AUD	35,473
Auden Techno Corp.	1-Day FEDEF - 3.75%	Monthly	MSCO	8/04/26	25,240		(20,166)
Audinategl Fpo	1-Day RBACR - 3.38%	Monthly	MSCO	6/24/26	197,508	AUD	65,694
Aura En Fpo	1-Day RBACR - 13.00%	Monthly	MSCO	6/24/26	24,726	AUD	2,512
Aust Ag Co Fpo	1-Day RBACR - 1.50%	Monthly	MSCO	6/24/26	44,133	AUD	504
AUTO1 Group SE	Euro STR - 0.75%	Monthly	JPHQ	7/14/26	101,762	EUR	(4,382)
Autopartner	1-Day FEDEF - 3.25%	Monthly	MSCO	9/18/30	71,408		(3,880)
Avio SpA	Euro STR - 3.25%	Monthly	JPHQ	9/01/28	57,232	EUR	(11,551)
Aviva	1-Day SONIA - 0.30%	Monthly	MSCS	9/23/30	72,452	GBP	(14,334)
Ayala Land Inc.	1-Day FEDEF - 2.50%	Monthly	MSCO	6/19/26	55,820		8,198
Az-Com Maruwa Holdings	1-Day TONAR - 0.35%	Monthly	GSCO	7/09/26	16,643,911	JPY	6,983
Azelis Holding SA	Euro STR - 0.30%	Monthly	JPHQ	7/17/30	215,986	EUR	82,569
B&M European Value Retail SA	1-Day SONIA - 0.30%	Monthly	MSCS	10/31/35	65,634	GBP	(6,014)
Baic Bluepark New Energy	1-Day FEDEF - 8.87%	Monthly	MSCO	12/03/26	49,820		(2,405)
Baltic Classifieds Group	1-Day SONIA - 0.275%	Monthly	MSCO	8/12/26	97,444	GBP	39,297
Banca Generali SpA	Euro STR - 0.30%	Monthly	JPHQ	9/21/26	44,371	EUR	(627)
Banco De Sabadell	1-Day EONIA - 0.275%	Monthly	MSCO	2/15/27	43,651	EUR	(93)
Bangkok Chain Hospital	1-Day FEDEF - 8.50%	Monthly	MSCO	10/08/26	48,656		(2,590)
Bangkok Dusit Medical Services	1-Day FEDEF - 0.40%	Monthly	MSCO	6/24/26	153,248		(14,989)
Bank Central Asia	1-Day FEDEF - 6.50%	Monthly	MSCO	8/06/26	200,565		29,943
Bank Handlowy	1-Day FEDEF - 0.50%	Monthly	MSCO	4/03/26	120,855		(14,670)
Bank Islam Malaysia Berha	1-Day FEDEF - 3.50%	Monthly	MSCO	7/08/26	38,047		(6,892)
Bank Mandiri	1-Day FEDEF - 4.00%	Monthly	MSCO	7/14/26	178,242		(15,804)
Bank of Guitang Co.	1-Day FEDEF - 4.08%	Monthly	MSCO	2/15/27	14,619		(31)
Bank of the Philippine	1-Day FEDEF - 2.50%	Monthly	MSCO	6/25/26	165,636		10,244
Bank of Zheng Zhou	1-Day FEDEF - 13.35%	Monthly	MSCO	6/24/26	33,692		610
Bankinter SA	1-Day EONIA - 0.35%	Monthly	MSCO	3/06/26	58,421	EUR	(52,086)
Banque Cantonale Vaudoise	Euro STR - 0.35%	Monthly	JPHQ	7/12/26	286,555	CHF	(117,135)
Baowu Magnesium	1-Day FEDEF - 9.663%	Monthly	MSCO	8/06/26	36,384		(15,145)
Barito Pacific Tbk	1-Day FEDEF - 4.00%	Monthly	MSCO	6/22/26	20,787		4,440
Barratt Redrow PLC	1-Day SONIA - 0.275%	Monthly	MSCO	2/24/31	276,967	GBP	36,788
Barry Callebaut	1-Day SARON - 0.35%	Monthly	JPHQ	11/13/30	131,244	CHF	(60,532)
Basic-Fit	Euro STR - 1.75%	Monthly	JPHQ	7/14/26	80,085	EUR	(63,110)
Bavarian Nordic AS	1-Week CIBOR - 0.275%	Monthly	SEBA	10/06/26	540,305	DKK	(3,874)
BBMG Corporation	1-Day HONIA - 0.40%	Monthly	GSCO	7/09/26	507,869	HKD	300
BCI Mineral Fpo	1-Day RBACR - 18.00%	Monthly	MSCO	6/24/26	47,203	AUD	(4,885)
BDO Unibank Inc.	1-Day FEDEF - 2.50%	Monthly	MSCO	8/06/26	165,097		(3,457)
BE Semiconductor Industries	Euro STR - 0.30%	Monthly	JPHQ	2/28/31	156,104	EUR	(164,958)
Befesa SA	Euro STR - 0.30%	Monthly	JPHQ	7/17/26	143,751	EUR	(87,387)
Beiersdorf AG	Euro STR - 0.30%	Monthly	JPHQ	7/17/30	116,917	EUR	(16,455)
Beijing Capital Int Airport	1-Day HONIA - 0.40%	Monthly	GSCO	6/25/26	691,899	HKD	16,919
Beijing Enterprises Water	1-Day HONIA - 0.40%	Monthly	GSCO	6/25/26	2,160,525	HKD	(28,627)
Beijing Tong Ren Tang Chi	1-Day HONIA - 3.25%	Monthly	GSCO	6/25/26	293,650	HKD	(97)
Belimo Holding AG	Euro STR - 0.35%	Monthly	JPHQ	7/17/30	179,750	CHF	(67,475)
Bell Systems 24 Holdings Inc.	1-Day TONAR - 0.35%	Monthly	GSCO	10/12/26	12,947,526	JPY	(11,056)
Ben Ade Bk Fpo	1-Day RBACR - 0.40%	Monthly	MSCO	6/24/26	176,813	AUD	8,584
Benefit	1-Day FEDEF - 4.00%	Monthly	MSCO	11/03/26	166,123		(38,830)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)

OTC Swap Contracts (continued)

Equity Contracts - Short[d] (continued)
Benq Materials Corporation	1-Day FEDEF - 5.00%	Monthly	MSCO	9/23/26	54,040		$268
Bergman & Beving Aktiebol	1-Week STIBOR - 0.275%	Monthly	SEBA	5/19/26	730,969	SEK	7,666
Berli Jucker Pcl	1-Day FEDEF - 18.875%	Monthly	MSCO	9/28/26	49,638		4,365
Better Collective A/S	1-Week STIBOR - 0.275%	Monthly	SEBA	10/09/30	608,574	SEK	(6,161)
BHP Group Ltd.	1-Day SONIA - 1.52%	Monthly	MSCO	12/02/30	39,730	GBP	(25,387)
BIC	1-Day EONIA - 0.275%	Monthly	MSCO	8/27/26	134,796	EUR	(16,259)
Biesse	Euro STR - 0.80%	Monthly	JPHQ	9/04/30	33,455	EUR	2,271
Big Yellow Group	1-Day SONIA - 0.30%	Monthly	MSCS	10/16/30	70,600	GBP	(198)
Bim Magazalar	1-Day FEDEF - 0.75%	Monthly	MSCO	9/21/26	119,138		(19,512)
Binex	1-Day FEDEF - 6.38%	Monthly	MSCO	6/24/26	107,292		3,764
Bioplus Co Ltd.	1-Day FEDEF - 4.00%	Monthly	MSCO	9/07/26	27,346		3,785
Bittium Corporation	Euro STR - 11.50%	Monthly	SEBA	2/23/27	43,253	EUR	702
BKW	1-Day SARON - 0.35%	Monthly	JPHQ	11/27/26	164,380	CHF	16,664
Bloomsbury Publishing Ord	1-Day SONIA - 0.275%	Monthly	MSCO	9/16/26	61,951	GBP	3,305
Blue Moon Group Hldgs Ltd.	1-Day HONIA - 5.25%	Monthly	GSCO	6/25/26	1,375,608	HKD	27,952
BlueNord ASA	1-Week NIBOR - 0.275%	Monthly	SEBA	8/28/30	988,226	NOK	(14,216)
BMW Group	Euro STR - 0.30%	Monthly	JPHQ	5/15/26	117,729	EUR	63
Bollore SE	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/30	401,316	EUR	17,008
Borregaard ASA	1-Week NIBOR - 0.275%	Monthly	SEBA	5/07/26	660,617	NOK	7,327
Bossard AG	1-Day SARON - 0.35%	Monthly	JPHQ	7/17/30	221,297	CHF	17,377
Brembo	Euro STR - 0.30%	Monthly	JPHQ	3/25/26	166,952	EUR	(17,235)
Brenntag SE	Euro STR - 0.30%	Monthly	JPHQ	10/07/30	184,896	EUR	2,096
Breville Fpo	1-Day RBACR - 1.35%	Monthly	MSCO	6/24/26	164,602	AUD	(3,727)
Bridgepoint Group PLC	1-Day SONIA - 0.275%	Monthly	MSCO	2/24/31	123,034	GBP	17,863
British American Tobacco	1-Day SONIA - 0.30%	Monthly	MSCS	9/27/30	58,753	GBP	(894)
British Land Co Plc Ord	1-Day SONIA - 0.275%	Monthly	MSCO	6/08/26	183,694	GBP	(17,263)
Brogent Technologies Inc.	1-Day FEDEF - 5.50%	Monthly	MSCO	6/24/26	66,264		(429)
Brunello Cucinelli	Euro STR - 0.30%	Monthly	JPHQ	7/17/26	175,379	EUR	24,402
BTS Group Holdings Pcl	1-Day FEDEF - 7.75%	Monthly	MSCO	2/04/27	35,248		1,773
Budimex	1-Day FEDEF - 0.50%	Monthly	MSCO	5/07/26	302,073		(107,120)
Budweiser Brewing Company	1-Day HONIA - 0.75%	Monthly	GSCO	6/25/26	1,579,681	HKD	9,218
Bureau Veritas SA	1-Day EONIA - 0.30%	Monthly	MSCS	8/09/30	28,080	EUR	(1,949)
Burford Capital Ltd.	1-Day SONIA - 0.63%	Monthly	MSCS	7/17/29	177,577	GBP	70,101
Bursa Malaysia Bhd	1-Day FEDEF - 4.375%	Monthly	MSCO	6/23/26	112,313		(26,447)
Buzzi	Euro STR - 0.30%	Monthly	JPHQ	9/03/26	83,340	EUR	190
BW LPG Limited	1-Week NIBOR - 0.275%	Monthly	SEBA	1/27/27	392,774	NOK	(6,758)
Bystronic AG	Euro STR - 0.35%	Monthly	JPHQ	8/05/30	58,051	CHF	3,856
Bytes Technology Group	1-Day SONIA - 1.00%	Monthly	MSCO	1/22/27	39,255	GBP	4,953
Cadeler AS	1-Week NIBOR - 6.50%	Monthly	SEBA	7/17/30	2,568,674	NOK	(46,537)
Cairo Communication	Euro STR - 2.45%	Monthly	JPHQ	11/04/29	34,180	EUR	(1,090)
Calb Group Co. Ltd.	1-Day HONIA - 6.85%	Monthly	GSCO	2/08/27	347,623	HKD	(2,820)
Calbee Inc.	1-Day TONAR - 0.25%	Monthly	GSCO	6/25/26	10,613,093	JPY	(1,254)
Calix Fpo	1-Day RBACR - 8.875%	Monthly	MSCO	6/24/26	17,101	AUD	(27,402)
Campari	Euro STR - 0.30%	Monthly	JPHQ	7/31/30	62,032	EUR	(6,573)
Camurus AB	1-Week STIBOR - 0.75%	Monthly	SEBA	7/17/30	1,629,501	SEK	35,418
Canmax Techs Co.	1-Day FEDEF - 12.24%	Monthly	MSCO	2/03/27	181,619		(16,253)
Capcom Co. Ltd.	1-Day TONAR - 0.25%	Monthly	GSCO	2/08/27	5,247,053	JPY	(5,506)
Capita PLC	1-Day SONIA - 1.125%	Monthly	MSCO	5/06/26	120,351	GBP	(22,313)
Capital and Invest	1-Day SORA - 0.75%	Monthly	MSCO	6/25/26	236,202	SGD	(28,769)
Caregen	1-Day FEDEF - 6.125%	Monthly	MSCO	6/24/26	44,929		(122,153)
Carel Industries	Euro STR - 0.30%	Monthly	JPHQ	9/23/30	92,593	EUR	(50,340)
Carl Zeiss Meditec AG	Euro STR - 0.30%	Monthly	JPHQ	8/21/30	31,299	EUR	4,752
Carlsberg AS	1-Week CIBOR - 0.275%	Monthly	SEBA	12/31/26	713,126	DKK	(17,932)
Carnarvon Fpo	1-Day RBACR - 5.25%	Monthly	MSCO	6/25/26	16,798	AUD	2,184
Caswell Inc.	1-Day FEDEF - 4.75%	Monthly	MSCO	9/11/26	13,108		(54)
Catena AB	1-Week STIBOR - 0.275%	Monthly	SEBA	5/08/26	2,677,273	SEK	(50,550)
Catl Ord.	1-Day HONIA - 0.50%	Monthly	MSCS	1/13/32	6,050,065	HKD	51,328
CD Projekt SA	1-Day FEDEF - 1.25%	Monthly	MSCS	7/17/30	191,647		(119,888)
CDL Htrust	1-Day SORA - 1.50%	Monthly	MSCO	6/25/26	155,672	SGD	(11,462)
Celcomdigi Berhad	1-Day FEDEF - 8.00%	Monthly	MSCO	6/25/26	107,252		3,921
Cellnex Telecom SA	1-Day EONIA - 0.35%	Monthly	MSCS	7/14/26	260,524	EUR	(7,829)
Celltrion	1-Day FEDEF - 1.50%	Monthly	MSCO	6/24/26	109,684		(28,808)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)

OTC Swap Contracts (continued)

Equity Contracts - Short[d] (continued)
Celon Pharma SA	1-Day FEDEF - 12.75%	Monthly	MSCS	10/28/29	7,340		$(411)
Cembra Money Bank	1-Day SARON - 0.35%	Monthly	JPHQ	12/10/26	57,597	CHF	(1,268)
Ceres Power Holdings PLC	1-Day SONIA - 1.38%	Monthly	MSCS	7/17/30	58,855	GBP	(82,549)
Cetc Digital Technology	1-Day FEDEF - 12.05%	Monthly	MSCO	2/15/27	27,981		(868)
Cgn Mining Company Ltd.	1-Day HONIA - 3.25%	Monthly	GSCO	6/25/26	1,062,244	HKD	(90,384)
CGN New Energy Holdings	1-Day HONIA - 2.25%	Monthly	GSCO	1/11/27	489,606	HKD	(2,882)
Chalice Fpo	1-Day RBACR - 2.75%	Monthly	MSCO	6/24/26	140,575	AUD	2,338
Champ Iron Fpo	1-Day RBACR - 0.40%	Monthly	MSCO	9/08/26	142,255	AUD	501
Champion Real Estate	1-Day HONIA - 0.40%	Monthly	GSCO	7/31/26	847,475	HKD	(24,301)
Chandra Asri Pacific TBK	1-Day FEDEF - 11.50%	Monthly	MSCO	9/09/26	81,890		10,972
Channel Infrastructure Nz	1-Day NZOCR - 0.40%	Monthly	MSCO	6/24/26	167,567	NZD	(25,962)
Charm Care Corporation	1-Day TONAR - 0.35%	Monthly	GSCO	12/01/26	2,348,477	JPY	(2,729)
Charoen Pokphand Foods	1-Day FEDEF - 2.25%	Monthly	MSCO	1/19/27	92,595		(55)
Cheng Loong	1-Day FEDEF - 2.125%	Monthly	MSCO	11/23/26	44,383		(1,568)
Chesnara PLC	1-Day SONIA - 0.30%	Monthly	MSCS	12/26/29	77,595	GBP	(13,174)
China Cinda Asset Management	1-Day HONIA - 2.88%	Monthly	GSCO	9/09/26	2,335,829	HKD	13,986
China Energy Engineer	1-Day FEDEF - 9.15%	Monthly	MSCO	6/26/26	73,771		(12,700)
China Everbright Bank	1-Day FEDEF - 0.85%	Monthly	MSCO	6/24/26	57,576		7,860
China Everbright Limited	1-Day HONIA - 3.25%	Monthly	GSCO	1/07/27	454,957	HKD	6,451
China Feihe Ltd.	1-Day HONIA - 0.40%	Monthly	GSCO	9/11/26	1,790,826	HKD	16,254
China General Plastics Co.	1-Day FEDEF - 4.35%	Monthly	MSCO	6/24/26	60,359		(5,578)
China Jinmao Holdings Group	1-Day HONIA - 0.40%	Monthly	GSCO	6/25/26	299,279	HKD	(3,336)
China Lesso Group Holding	1-Day HONIA - 0.25%	Monthly	GSCO	1/06/27	170,875	HKD	(9,934)
China Literature Ltd.	1-Day HONIA - 0.40%	Monthly	GSCO	7/31/26	986,521	HKD	11,475
China Longyuan Power Group	1-Day HONIA - 0.40%	Monthly	GSCO	6/25/26	1,446,474	HKD	(16,766)
China Medical Systems Holdings	1-Day HONIA - 0.40%	Monthly	GSCO	11/13/26	1,153,978	HKD	(5,457)
China Motor Co.	1-Day FEDEF - 3.625%	Monthly	MSCO	6/24/26	146,680		1,357
China Petroleum	1-Day FEDEF - 4.08%	Monthly	MSCO	8/18/26	25,101		(5,288)
China Resource Power Holding	TONAR - 0.35%	Monthly	GSCO	3/02/27	74,144	HKD	(191)
China Risun Grp Ltd.	1-Day HONIA - 12.25%	Monthly	GSCO	6/25/26	502,736	HKD	(4,504)
China Ruyi Holdings Ltd.	1-Day HONIA - 2.75%	Monthly	GSCO	6/25/26	621,227	HKD	20,679
China Southern Airlines	1-Day HONIA - 2.50%	Monthly	GSCO	1/27/27	169,417	HKD	594
China Southern Power	1-Day FEDEF - 10.662%	Monthly	MSCO	6/24/26	16,407		(4,176)
China State Construction	1-Day HONIA - 0.25%	Monthly	GSCO	1/06/27	296,400	HKD	6
China Steel Corp.	1-Day FEDEF - 1.00%	Monthly	MSCO	10/06/26	194,243		(13,867)
China Tianying Inc.	1-Day FEDEF - 6.17%	Monthly	MSCO	2/12/27	46,442		(9,630)
China Travel International	1-Day HONIA - 10.75%	Monthly	GSCO	3/02/27	51,783	HKD	341
China Vanke Co Ltd.	1-Day HONIA - 3.00%	Monthly	GSCO	7/17/26	286,283	HKD	9,799
China Water Affair Group	1-Day HONIA - 0.40%	Monthly	GSCO	6/25/26	1,241,225	HKD	27,929
Chinasoft International	1-Day HONIA - 0.40%	Monthly	GSCO	6/25/26	1,672,544	HKD	32,815
Chiyoda Co. Ltd.	1-Day TONAR - 1.50%	Monthly	GSCO	2/15/27	2,236,567	JPY	(241)
Chongqing Millison	1-Day FEDEF - 6.15%	Monthly	MSCO	8/26/26	17,157		(5,400)
Chretailrt Ord.	1-Day RBACR - 0.30%	Monthly	MSCO	1/19/27	75,511	AUD	(2,126)
Chrysosltd Fpo	1-Day RBACR - 4.75%	Monthly	MSCO	6/24/26	102,390	AUD	(33,475)
Chugoku Electric Power Co.	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	13,980,749	JPY	(26,851)
Chunbo	1-Day FEDEF - 5.25%	Monthly	MSCO	6/24/26	50,988		(9,041)
Chung Hung Steel Co.	1-Day FEDEF - 5.25%	Monthly	MSCO	6/24/26	134,697		(19,927)
Cibus Nordic Real Estate AB	1-Week STIBOR - 0.275%	Monthly	SEBA	1/10/31	1,368,615	SEK	10,451
CIE Automotive S.A.	1-Day EONIA - 0.35%	Monthly	MSCS	9/12/30	139,712	EUR	(49,579)
Citic Telecom Intl Hldgs	1-Day HONIA - 0.40%	Monthly	GSCO	6/25/26	1,067,694	HKD	(9,184)
CJ CGV	1-Day FEDEF - 3.50%	Monthly	MSCO	6/24/26	94,940		2,257
CK Infrastructure Holding	1-Day HONIA - 0.40%	Monthly	GSCO	6/25/26	1,591,621	HKD	(34,162)
Clariane SE	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/26	153,714	EUR	(12,268)
Clio Cosmetics	1-Day FEDEF - 5.75%	Monthly	MSCO	6/24/26	52,661		10,003
Close Brothers Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	8/30/30	179,629	GBP	(62,734)
Cloudberry Clean Energy ASA	1-Week NIBOR - 1.00%	Monthly	SEBA	7/17/30	372,576	NOK	(3,516)
CLP Holdings Ltd.	1-Day HONIA - 0.40%	Monthly	GSCO	8/25/26	794,799	HKD	(12,092)
CNH Industrial	Euro STR - 0.30%	Monthly	JPHQ	3/24/26	78,456	EUR	(4,142)
Coats Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	6/03/30	95,023	GBP	(17,590)
Cobram Fpo	1-Day RBACR - 10.25%	Monthly	MSCO	10/28/26	77,611	AUD	(3,757)
Coface	1-Day EONIA - 0.275%	Monthly	MSCO	1/14/31	236,156	EUR	1,694
Cognor Holding SA	1-Day FEDEF - 0.75%	Monthly	MSCS	7/17/30	54,520		8,315

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)

OTC Swap Contracts (continued)

Equity Contracts - Short[d] (continued)
Colopl Inc.	1-Day TONAR - 0.35%	Monthly	GSCO	6/26/26	8,956,241	JPY	$7,128
Coloplast A/S	1-Week CIBOR - 0.28%	Monthly	SEBA	7/17/26	1,798,829	DKK	66,778
Colruyt SA	Euro STR - 0.30%	Monthly	JPHQ	7/17/29	25,486	EUR	(837)
Comet	1-Day SARON - 0.35%	Monthly	JPHQ	9/30/30	235,743	CHF	(154,049)
Cometridge Fpo	1-Day RBACR - 18.00%	Monthly	MSCO	6/24/26	26,505	AUD	493
Comforia Residential Reit	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	16,838,489	JPY	(15,818)
Continental Hldgs Corp.	1-Day FEDEF - 3.625%	Monthly	MSCO	6/24/26	142,746		9,377
Coretronics Corp.	1-Day FEDEF - 3.875%	Monthly	MSCO	6/24/26	227,875		(24,922)
Corporacion Acciona Energias Renovables SA	1-Day EONIA - 0.35%	Monthly	MSCS	8/05/30	313,563	EUR	(38,514)
Cosel Co. Ltd.	1-Day TONAR - 0.25%	Monthly	GSCO	2/25/27	803,423	JPY	(111)
Cosmax	1-Day FEDEF - 3.125%	Monthly	MSCO	6/24/26	35,253		5,847
Cosmecca Korea	1-Day FEDEF - 8.625%	Monthly	MSCO	6/24/26	39,661		(13,471)
Cosmo Adv Materials & Tec	1-Day FEDEF - 5.50%	Monthly	MSCO	7/03/26	80,401		(31,843)
COSMO Pharmaceuticals NV	1-Day SARON - 0.35%	Monthly	JPHQ	7/17/30	42,500	CHF	(39,461)
Cota Co Ltd.	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	8,785,403	JPY	3,795
Cowell E Holdings Inc.	1-Day HONIA - 2.70%	Monthly	GSCO	12/15/26	347,835	HKD	1,439
CP All Public Company	1-Day FEDEF - 0.75%	Monthly	MSCO	9/17/26	30,590		(1,347)
Create Restaurants Holdings	1-Day TONAR - 0.35%	Monthly	GSCO	11/12/26	15,339,616	JPY	1,623
Crest Nicholson Holdings PLC	1-Day SONIA - 0.30%	Monthly	MSCS	8/21/30	43,716	GBP	5,073
Crh Ord Eur	1-Day SONIA - 0.275%	Monthly	MSCO	7/08/26	188,147	GBP	(40,749)
Croda International PLC	1-Day SONIA - 0.44%	Monthly	MSCS	11/27/30	247,987	GBP	20,211
CSPC Innovation	1-Day HONIA - 0.25%	Monthly	MSCO	2/03/27	36,579		1,808
Cspc Pharmaceutical Group	1-Day HONIA - 0.40%	Monthly	GSCO	6/25/26	1,691,538	HKD	(38,837)
Ctci Corp.	1-Day FEDEF - 2.75%	Monthly	MSCO	6/24/26	156,211		(10,979)
Ctos Digital Berhad	1-Day FEDEF - 6.75%	Monthly	MSCO	8/06/26	87,679		1,447
CTP NV	Euro STR - 0.30%	Monthly	JPHQ	7/17/30	20,323	EUR	(2,101)
Cub Elecparts Inc.	1-Day FEDEF - 8.75%	Monthly	MSCO	6/24/26	109,928		(24,972)
Cuc Inc.	1-Day TONAR - 5.00%	Monthly	GSCO	6/24/26	12,263,765	JPY	(364)
CVC Capital Partners	Euro STR - 0.30%	Monthly	JPHQ	12/08/30	140,672	EUR	41,749
CVS Group PLC	1-Day SONIA - 0.275%	Monthly	MSCO	8/19/30	99,106	GBP	(42,081)
Cwlth Bank Fpo	1-Day RBACR - 0.40%	Monthly	MSCO	6/24/26	422,363	AUD	(606)
Cy4gate SpA	Euro STR - 0.85%	Monthly	JPHQ	2/10/31	25,362	EUR	(11,707)
Cyberdyne Inc.	1-Day TONAR - 2.50%	Monthly	GSCO	6/24/26	11,317,884	JPY	(81,619)
Cyberflks	1-Day FEDEF - 6.50%	Monthly	MSCO	9/04/26	42,998		2,748
Cyfrowy Polsat SA	1-Day FEDEF - 0.50%	Monthly	MSCS	7/17/27	83,176		(4,016)
D&O Green Technologies	1-Day FEDEF - 10.00%	Monthly	MSCO	10/06/26	26,913		15,836
Daejoo	1-Day FEDEF - 11.50%	Monthly	MSCO	6/24/26	182,488		(74,914)
Daimler Truck Holdings AG	Euro STR - 0.30%	Monthly	JPHQ	3/28/26	189,463	EUR	(67,489)
Daiseki Co. Ltd.	1-Day TONAR - 0.35%	Monthly	GSCO	2/09/27	3,299,492	JPY	(1,892)
Daishin Securities Co.	1-Day FEDEF - 2.865%	Monthly	MSCO	7/24/26	196,387		(127,379)
Daishinku Corp.	1-Day TONAR - 0.75%	Monthly	GSCO	11/17/26	11,535,520	JPY	(16,684)
Daiwa Office Investment Corp.	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	12,412,333	JPY	(4,634)
Dalipal Holdings Ltd.	1-Day HONIA - 16.25%	Monthly	GSCO	6/25/26	440,143	HKD	(3,461)
Dassault Aviation	1-Day EONIA - 0.275%	Monthly	MSCO	10/23/26	66,718	EUR	(16,752)
Dassault Systemes SE	1-Day EONIA - 0.30%	Monthly	MSCS	7/01/27	45,531	EUR	(2,655)
Deep Yellow Fpo	1-Day RBACR - 0.40%	Monthly	MSCO	6/24/26	99,861	AUD	(35,095)
Delivery Hero SE	Euro STR - 0.30%	Monthly	JPHQ	7/17/26	177,266	EUR	31,943
De’Longhi SpA	Euro STR - 0.30%	Monthly	JPHQ	5/08/26	97,032	EUR	(35,844)
Dentsu Soken Inc.	1-Day TONAR - 0.25%	Monthly	GSCO	12/15/26	15,987,380	JPY	11,287
Dermapharm Holding SE	Euro STR - 0.30%	Monthly	JPHQ	5/15/26	96,227	EUR	(17,061)
Derwent London PLC	1-Day SONIA - 0.275%	Monthly	MSCO	7/07/26	243,694	GBP	16,522
Deterra Re Fpo	1-Day RBACR - 0.40%	Monthly	MSCO	6/23/26	227,918	AUD	(22,649)
Deutsche Boerse	Euro STR - 0.30%	Monthly	JPHQ	11/27/30	102,001	EUR	1,399
Deutsche Pfandriefbank AG	HIBOR - 0.30%	Monthly	JPHQ	1/30/31	138,185	EUR	52,851
Deutsche Post	Euro STR - 0.30%	Monthly	JPHQ	12/11/30	75,342	EUR	(28,135)
Develop Fpo	1-Day RBACR - 0.875%	Monthly	MSCO	6/25/26	184,380	AUD	(35,614)
Dexusind Stapled	1-Day RBACR - 0.40%	Monthly	MSCO	11/27/26	117,641	AUD	3,590
DFDS A/S	1-Week CIBOR - 0.28%	Monthly	SEBA	7/17/29	364,423	DKK	(6,932)
Di Dongil	1-Day FEDEF - 6.375%	Monthly	MSCO	6/24/26	89,739		31,707
Diageo PLC	1-Day SONIA - 0.30%	Monthly	MSCS	11/27/30	38,262	GBP	7,633
Dialog Group Bhd	1-Day FEDEF - 5.125%	Monthly	MSCO	6/25/26	189,975		(36,957)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)

OTC Swap Contracts (continued)

Equity Contracts - Short[d] (continued)
Dino Polska SA	1-Day FEDEF - 0.50%	Monthly	MSCS	7/14/26	135,107		$(23,109)
Dios Fastigheter AB	1-Week STIBOR - 0.275%	Monthly	SEBA	10/31/29	700,410	SEK	(6,376)
Dis-Chem Pharmacies	1-Day SABOR - 0.50%	Monthly	MSCS	12/26/30	3,560,986	ZAR	(75,803)
Discovery Ltd.	1-Day SABOR - 0.50%	Monthly	MSCS	7/17/30	4,142,356	ZAR	(212,692)
DMG Mori Co. Ltd.	1-Day TONAR - 0.25%	Monthly	GSCO	12/15/26	18,364,588	JPY	(14,074)
DNB Bank ASA	1-Week NIBOR - 0.275%	Monthly	SEBA	7/17/30	497,295	NOK	(1,136)
Domino’s Pizza Group PLC	1-Day SONIA - 0.275%	Monthly	MSCO	9/05/30	198,096	GBP	79,048
Doosan Corporation	1-Day FEDEF - 2.75%	Monthly	MSCO	11/19/26	61,288		(29,298)
Doosan Enerbility Co Ltd.	1-Day FEDEF - 0.45%	Monthly	MSCO	11/18/26	80,581		(32,767)
Doosan Robotics	1-Day FEDEF - 18.00%	Monthly	MSCO	6/26/26	43,288		(17,994)
Doosanfc	1-Day FEDEF - 10.25%	Monthly	MSCO	6/24/26	105,627		(52,251)
Dottikon ES Holding AG	1-Day SARON - 1.40%	Monthly	JPHQ	7/17/30	44,113	CHF	(53,140)
Douglas AG	Euro STR - 0.30%	Monthly	JPHQ	1/26/27	45,051	EUR	(5,132)
Dovalue	Euro STR - 5.00%	Monthly	JPHQ	8/14/30	209,322	EUR	18,636
Dow Jones US Select Health Care Providers Index	SOFR - 0.25%	Monthly	GSCO	6/17/26	4,689,587		(160,690)
Dow Jones US Select Medical Equipment Index	SOFR - 0.25%	Monthly	GSCO	6/17/26	8,406,051		(235,689)
Dow Jones US Select Pharma Total Return Index	SOFR - 0.70%	Monthly	GSCO	6/17/26	6,730,114		(133,940)
DPC Dash Ltd.	1-Day HONIA - 4.00%	Monthly	GSCO	1/07/27	783,647	HKD	5,620
DRDGOLD Ltd.	1-Day SABOR - 1.00%	Monthly	MSCS	7/17/30	883,762	ZAR	(113,172)
Drewloong Precision Inc.	1-Day FEDEF - 9.875%	Monthly	MSCO	6/24/26	57,433		6,355
DSM Firmenich AG	Euro STR - 0.30%	Monthly	JPHQ	4/16/26	169,449	EUR	42,748
DSV A/S	1-Week CIBOR - 0.28%	Monthly	SEBA	7/14/26	1,724,836	DKK	(40,546)
Dug Tech Fpo	1-Day RBACR - 7.125%	Monthly	MSCO	6/24/26	36,994	AUD	(11,782)
DWEC	1-Day FEDEF - 0.875%	Monthly	MSCO	6/24/26	126,735		(152,904)
Dynavox Group AB	1-Week STIBOR - 0.275%	Monthly	SEBA	8/25/26	1,631,707	SEK	29,968
E Ink Holdings Inc.	1-Day FEDEF - 1.50%	Monthly	MSCO	6/24/26	111,295		15,530
Eastern & Oriental Bhd	1-Day FEDEF - 4.50%	Monthly	MSCO	6/25/26	65,379		(24)
Ecopro Co Ltd.	1-Day FEDEF - 4.375%	Monthly	MSCO	9/07/26	56,954		(63,730)
Ecoprobm Co Ltd.	1-Day FEDEF - 8.375%	Monthly	MSCO	9/16/26	79,913		(52,442)
Edenred	1-Day EONIA - 0.30%	Monthly	MSCO	3/27/26	89,176	EUR	(9,866)
Edreams Odigeo SA	1-Day EONIA - 0.35%	Monthly	MSCS	7/17/30	130,791	EUR	60,794
Eguarantee Inc.	1-Day TONAR - 0.35%	Monthly	GSCO	7/17/26	20,187,825	JPY	(8,079)
Eiken Chemical Co.	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	37,673,621	JPY	(84,410)
Eirgenix Inc.	1-Day FEDEF - 6.50%	Monthly	MSCO	6/24/26	79,506		6,700
Elec Optic Fpo	1-Day RBACR - 12.875%	Monthly	MSCO	11/05/26	40,861	AUD	(12,448)
Elecnor SA	1-Day EONIA - 1.375%	Monthly	MSCO	8/24/26	48,153	EUR	(8,618)
Elia Group	Euro STR - 0.30%	Monthly	JPHQ	5/16/26	157,208	EUR	(116,887)
Elisa Oyj	Euro STR - 0.28%	Monthly	SEBA	11/15/30	197,796	EUR	4,074
EM System Co. Ltd.	1-Day TONAR - 0.25%	Monthly	GSCO	2/25/27	1,265,613	JPY	(126)
Emeis	1-Day EONIA - 1.50%	Monthly	MSCO	11/19/26	103,054	EUR	(16,942)
Ems-Chemie AG	1-Day SARON - 0.35%	Monthly	JPHQ	7/17/30	215,678	CHF	(40,325)
En Japan Inc.	1-Day TONAR - 0.35%	Monthly	GSCO	9/22/26	6,703,951	JPY	7,172
ENAV SpA	Euro STR - 0.30%	Monthly	JPHQ	9/23/30	160,078	EUR	(73,739)
Ence Energia Y Celulosa SA	1-Day EONIA - 0.35%	Monthly	MSCO	2/10/31	67,613	EUR	12,390
Enento Group OYJ	Euro STR - 0.28%	Monthly	SEBA	7/17/30	82,533	EUR	9,809
EnergieKontor AG	Euro STR - 0.30%	Monthly	JPHQ	3/07/26	109,424	EUR	6,103
Engcon AB	1-Week STIBOR - 3.50%	Monthly	SEBA	10/04/30	1,186,280	SEK	31,356
Eni SpA	Euro STR - 0.30%	Monthly	JPHQ	1/13/31	85,960	EUR	(53,902)
Enigmo Inc.	1-Day TONAR - 0.35%	Monthly	GSCO	7/15/26	2,437,935	JPY	(8,992)
Envipco Holdings	1-Week NIBOR - 0.275%	Monthly	SEBA	5/21/26	754,738	NOK	14,119
Epiroc AB	1-Week STIBOR - 0.28%	Monthly	SEBA	11/27/30	2,488,838	SEK	(79,565)
Eramet SA	1-Day EONIA - 0.30%	Monthly	MSCS	8/30/30	203,081	EUR	(21,574)
ERG SpA	Euro STR - 0.30%	Monthly	JPHQ	7/17/30	146,582	EUR	(56,676)
Erste Group Bank AG	Euro STR - 0.30%	Monthly	JPHQ	10/14/30	157,423	EUR	(67,550)
ESR Kendall Square REIT	1-Day FEDEF - 3.875%	Monthly	MSCO	1/12/27	46,802		(525)
Essentra PLC	1-Day SONIA - 0.30%	Monthly	MSCS	9/01/30	141,010	GBP	40,850
EssilorLuxottica SA	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/30	65,255	EUR	11,152
Essity AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/30	1,996,433	SEK	(23,419)
Euglena Co Ltd.	1-Day TONAR - 1.25%	Monthly	GSCO	6/24/26	15,563,526	JPY	7,294

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)

OTC Swap Contracts (continued)

Equity Contracts - Short[d] (continued)
Eurazeo SE	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/29	82,238	EUR	$9,097
Euronav NV	Euro STR - 0.30%	Monthly	JPHQ	12/23/29	103,793	EUR	(58,672)
Eutelsat SA	1-Day EONIA - 0.40%	Monthly	MSCS	7/12/29	130,790	EUR	(4,888)
Everybot	1-Day FEDEF - 17.875%	Monthly	MSCO	6/24/26	8,503		(2,331)
Evotec SE	Euro STR - 0.30%	Monthly	JPHQ	7/17/30	113,041	EUR	4,451
Evtltd Fpo	1-Day RBACR - 0.30%	Monthly	MSCO	2/25/27	26,471	AUD	(446)
Experian PLC	1-Day SONIA - 0.30%	Monthly	MSCS	11/27/30	90,611	GBP	19,618
Ezaki Glico Co.	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	20,735,508	JPY	(35,613)
Far East Htrust	1-Day SORA - 1.00%	Monthly	MSCO	6/25/26	47,110	SGD	(2,509)
Faraday Technology	1-Day FEDEF - 8.157%	Monthly	MSCO	11/20/26	76,899		(3,096)
Farglory Free Trade Zone	1-Day FEDEF - 7.50%	Monthly	MSCO	6/24/26	53,382		(13,750)
Fastighets AB Balder	1-Week STIBOR - 0.275%	Monthly	SEBA	5/25/26	1,997,792	SEK	(144)
FDM Group Holdings Plc	1-Day SONIA - 0.275%	Monthly	MSCO	2/25/27	6,677	GBP	113
Ferguson Enterprises Inc.	1-Day SONIA - 0.275%	Monthly	MSCO	2/10/31	59,750	GBP	(38,253)
Ferretti	Euro STR - 1.00%	Monthly	JPHQ	10/20/30	125,978	EUR	(81,021)
Ferrovial SA	1-Day EONIA - 0.35%	Monthly	MSCS	7/17/30	128,438	EUR	(72,209)
Fila	Euro STR - 0.30%	Monthly	JPHQ	11/19/26	98,769	EUR	1,165
Finatext Hldgs Ltd.	1-Day TONAR - 1.50%	Monthly	GSCO	6/24/26	15,860,146	JPY	17,194
Fine M-Tec	1-Day FEDEF - 19.00%	Monthly	MSCO	6/24/26	14,478		(5,478)
FinecoBank SpA	Euro STR - 0.30%	Monthly	JPHQ	7/17/30	203,274	EUR	(70,063)
Fintel PLC	1-Day SONIA - 0.275%	Monthly	MSCO	8/20/30	43,646	GBP	13,701
Fiskars Group OYJ	Euro STR - 0.45%	Monthly	SEBA	8/23/30	46,581	EUR	7,523
Fittech Co Ltd.	1-Day FEDEF - 6.25%	Monthly	MSCO	6/24/26	22,110		(21,085)
Fletcher Building Fpo Nzx	1-Day RBACR - 0.40%	Monthly	MSCO	11/16/26	163,886	AUD	4,002
Flexium Interconnect Inc.	1-Day FEDEF - 2.375%	Monthly	MSCO	6/24/26	198,617		(19,326)
FLSmidth & Co. A/S	1-Week CIBOR - 0.275%	Monthly	SEBA	9/10/30	1,538,538	DKK	(99,576)
Flughafen Zurich AG	1-Day SARON - 0.35%	Monthly	JPHQ	7/17/30	128,288	CHF	(38,504)
Fluidra SA	1-Day EONIA - 0.35%	Monthly	MSCS	9/30/30	185,220	EUR	(9,016)
Flutter Entertainment PLC	1-Day SONIA - 0.30%	Monthly	MSCS	8/30/30	125,358	GBP	87,311
Fnac Darty SA	1-Day EONIA - 0.30%	Monthly	MSCS	1/29/31	72,437	EUR	(23,959)
[c]Foci Fiber Optic Communication rts.	1-Day FEDEF - 19.00%	Monthly	MSCO	10/01/26	–		(2,639)
Foci Fiber Optic Communication	1-Day FEDEF - 10.875%	Monthly	MSCO	10/01/26	75,331		(41,003)
Foosung	1-Day FEDEF - 5.25%	Monthly	MSCO	6/24/26	67,733		(23,043)
Forbo	1-Day SARON - 0.35%	Monthly	JPHQ	9/11/26	207,113	CHF	(40,169)
Formosa Plastic	1-Day FEDEF - 3.25%	Monthly	MSCO	6/19/26	211,614		(64,448)
Foschini Group Ltd. (The)	1-Day SABOR - 0.50%	Monthly	MSCS	8/30/29	2,136,913	ZAR	1,428
FP Partner Inc.	1-Day TONAR - 5.50%	Monthly	GSCO	6/24/26	11,536,396	JPY	(10,342)
Franbo Lines Corp.	1-Day FEDEF - 8.375%	Monthly	MSCO	11/17/26	97,007		(1,733)
Fraport AG	Euro STR - 0.30%	Monthly	JPHQ	7/17/30	202,842	EUR	(134,049)
Fraser & Neave Holdings	1-Day FEDEF - 10.75%	Monthly	MSCO	2/02/27	40,147		(2,169)
Frasers Group PLC	1-Day SONIA - 0.275%	Monthly	MSCO	2/24/31	53,215	GBP	(7,064)
Frencken	1-Day SORA - 9.00%	Monthly	MSCO	12/16/26	87,225	SGD	(31,340)
Frequentis AG	Euro STR - 4.75%	Monthly	JPHQ	2/23/27	23,959	EUR	(932)
Fronteo Inc.	1-Day TONAR - 7.50%	Monthly	GSCO	6/29/26	12,512,236	JPY	(23,747)
FRP Advisory Group Plc	1-Day FEDEF - 1.875%	Monthly	MSCO	11/18/26	42,561	GBP	6,241
Fu Shou Yuan Intl Grp Lim	1-Day HONIA - 0.40%	Monthly	GSCO	6/25/26	777,140	HKD	19,450
Fudo Tetra Corp.	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	7,059,518	JPY	(21,129)
Fugro	Euro STR - 0.30%	Monthly	JPHQ	10/12/29	114,564	EUR	(7,982)
Fuji Oil Co Ltd.	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	23,550,917	JPY	(30,464)
Fujimi Inc.	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	25,060,551	JPY	(105,743)
Fujio Food Group Inc.	1-Day TONAR - 2.16%	Monthly	GSCO	8/24/26	10,309,425	JPY	3,998
Fukuyama Transporting Co.	1-Day TONAR - 0.35%	Monthly	GSCO	8/24/26	4,321,693	JPY	(15,356)
Fulgent Sun International	1-Day FEDEF - 4.625%	Monthly	MSCO	10/06/26	206,360		15,834
Funding Circle Holdings PLC	1-Day SONIA - 0.275%	Monthly	MSCO	8/11/30	127,345	GBP	(63,676)
Furuya Metal Co Ltd.	1-Day TONAR - 0.35%	Monthly	GSCO	11/20/26	11,416,675	JPY	(98,794)
Gamsung Corp.	1-Day FEDEF - 6.125%	Monthly	MSCO	6/24/26	33,917		1,327
Gamuda Bhd	1-Day FEDEF - 8.75%	Monthly	MSCO	6/25/26	138,930		1,631
GB Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	5/23/29	59,053	GBP	13,303
Geberit AG	1-Day SARON - 0.35%	Monthly	JPHQ	7/17/30	224,038	CHF	(58,415)
Gecina SA	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/30	121,618	EUR	8,253
Gen Dev Fpo	1-Day RBACR - 0.40%	Monthly	MSCO	7/03/26	155,499	AUD	16,182
Genda Inc.	1-Day TONAR - 6.00%	Monthly	GSCO	1/29/27	2,216,964	JPY	856

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)

OTC Swap Contracts (continued)

Equity Contracts - Short[d] (continued)
Gentrack Fpo Nzx	1-Day RBACR - 8.375%	Monthly	MSCO	6/24/26	131,550	AUD	$10,589
Genuit Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/30	62,462	GBP	(4,885)
Gerresheimer AG	Euro STR - 0.30%	Monthly	JPHQ	5/15/26	38,895	EUR	15,911
Getlink SE	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/30	296,870	EUR	(62,674)
GFT Technologies SE	Euro STR - 0.30%	Monthly	JPHQ	4/24/26	72,821	EUR	13,651
Gift Holdings Inc.	1-Day TONAR - 1.00%	Monthly	GSCO	8/20/26	8,748,809	JPY	(16,857)
Giken Ltd.	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	7,547,004	JPY	(32,968)
GIMV NV	Euro STR - 0.30%	Monthly	JPHQ	12/16/29	77,724	EUR	(5,762)
Global Brands Manufacturer	1-Day FEDEF - 4.00%	Monthly	MSCO	11/20/26	91,752		916
Global Dominion	1-Day EONIA - 0.275%	Monthly	MSCO	7/30/30	105,960	EUR	(17,732)
Goldcrest Co Ltd.	1-Day TONAR - 0.35%	Monthly	GSCO	8/24/26	15,636,121	JPY	143
Goldsun Building Material	1-Day FEDEF - 2.75%	Monthly	MSCO	6/24/26	136,651		1,503
Good Group Stapled	1-Day RBACR - 0.40%	Monthly	MSCO	7/17/26	192,394	AUD	13,391
Goto Gojek Tokopedia	1-Day FEDEF - 4.00%	Monthly	MSCO	6/23/26	61,525		(2,203)
Grainger PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/26	61,139	GBP	(143)
Great Portland Estates PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/30	257,466	GBP	(95,663)
Great Tree Pharmacy Co Lt	1-Day FEDEF - 4.375%	Monthly	MSCO	6/24/26	65,118		17,984
Greatland Gold Plc	1-Day SONIA - 0.275%	Monthly	MSCO	7/17/30	68,017	GBP	(358,718)
Greentown China Holdings	1-Day HONIA - 5.75%	Monthly	GSCO	2/16/27	184,428	HKD	1,504
Greentown Mgmt Hldgs Co L	1-Day HONIA - 1.75%	Monthly	GSCO	6/25/26	1,025,833	HKD	10,268
Greggs Ord	1-Day SONIA - 0.275%	Monthly	MSCO	6/08/26	159,208	GBP	18,930
Groupe SEB	1-Day EONIA - 0.30%	Monthly	MSCS	8/30/30	74,051	EUR	6,511
Groupe ADP	1-Day EONIA - 0.30%	Monthly	MSCS	11/27/30	233,944	EUR	(22,549)
Groupe Bruxelles Lambert NV	Euro STR - 0.30%	Monthly	JPHQ	7/12/26	325,810	EUR	(112,544)
Gruppo MutuiOnline SpA	Euro STR - 0.30%	Monthly	JPHQ	7/17/30	151,257	EUR	13,783
Guan Chong Bhd	1-Day FEDEF - 27.00%	Monthly	MSCO	12/08/26	87,098		1,520
Guangdong Electric	1-Day FEDEF - 5.83%	Monthly	MSCO	10/22/26	41,356		(3,930)
Guangzhou Automobile Group	1-Day HONIA - 3.50%	Monthly	GSCO	1/27/27	1,017,657	HKD	(823)
Gudeng Precision Industries	1-Day FEDEF - 12.75%	Monthly	MSCO	11/20/26	124,208		(26,132)
Gulf Development Public	1-Day FEDEF - 4.00%	Monthly	MSCO	6/25/26	148,219		(82,218)
Gungho Online Entertainment	1-Day TONAR - 0.25%	Monthly	GSCO	12/30/26	9,458,743	JPY	(286)
Gunosy Inc.	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	10,721,693	JPY	5,121
Guz Gomez Fpo	1-Day RBACR - 3.375%	Monthly	MSCO	6/24/26	265,271	AUD	43,975
GVS	Euro STR - 0.30%	Monthly	JPHQ	7/13/30	98,661	EUR	10,435
GWA Group Fpo	1-Day RBACR - 0.30%	Monthly	MSCO	3/01/27	4,306	AUD	(23)
Haichang Ocean Park Holdings	1-Day HONIA - 13.50%	Monthly	GSCO	10/23/26	298,093	HKD	(773)
Haleon PLC	1-Day SONIA - 0.30%	Monthly	MSCS	3/13/26	183,432	GBP	(34,882)
Hamamatsu Photonics	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	29,421,935	JPY	(38,290)
Hana Technology	1-Day FEDEF - 15.50%	Monthly	MSCO	6/24/26	42,201		(3,221)
Hanall Biopharma	1-Day FEDEF - 1.125%	Monthly	MSCO	6/24/26	114,443		(140,069)
Hand Enterprise	1-Day FEDEF - 15.65%	Monthly	MSCO	12/15/26	2,159		(1,010)
Hankyu Hanshin Holdings	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	6,745,717	JPY	(6,374)
Hankyu Hanshin Reit Inc.	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	10,884,627	JPY	(2,297)
Hanmi Semiconductor Co Ltd.	1-Day FEDEF - 8.125%	Monthly	MSCO	9/11/26	67,201		(95,995)
Hanmipharm	1-Day FEDEF - 1.25%	Monthly	MSCO	6/24/26	66,185		(45,924)
Hanon Systems	1-Day FEDEF - 4.875%	Monthly	MSCO	6/24/26	56,040		(18,019)
Hansa Biopharma AB	1-Week STIBOR - 1.00%	Monthly	SEBA	7/17/30	563,782	SEK	(19,792)
Hansae	1-Day FEDEF - 7.875%	Monthly	MSCO	9/17/26	32,663		(1,810)
Hanssem	1-Day FEDEF - 3.375%	Monthly	MSCO	6/24/26	117,497		(5,541)
Hanwha Ocean	1-Day FEDEF - 1.50%	Monthly	MSCO	6/24/26	102,239		(44,033)
Hanwha REIT	1-Day FEDEF - 7.00%	Monthly	MSCO	10/13/26	7,010		(1,936)
Hanwha Solutions	1-Day FEDEF - 4.00%	Monthly	MSCO	6/24/26	189,899		(116,862)
Hapag-Lloyd AG	Euro STR - 0.50%	Monthly	JPHQ	10/07/30	80,707	EUR	(6,614)
Harmonic Drive Systems	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	16,489,025	JPY	(72,307)
Hartalega Holdings Bhd	1-Day FEDEF - 16.25%	Monthly	MSCO	9/28/26	53,292		6,004
Harvia PLC	Euro STR - 9.50%	Monthly	SEBA	7/17/30	144,797	EUR	21,791
Haypp Group AB	1-Week STIBOR - 0.275%	Monthly	SEBA	12/17/26	352,372	SEK	(3,401)
Hays PLC	1-Day SONIA - 0.275%	Monthly	MSCO	9/05/30	153,868	GBP	62,845
HBX Group International	1-Day EONIA - 0.275%	Monthly	MSCO	5/25/26	128,289	EUR	16,170
Healthcare Selectsectortr Index	SOFR - 0.25%	Monthly	GSCO	6/17/26	5,347,427		(158,632)
Heartland Group Hldgs Ltd.	1-Day NZOCR - 2.025%	Monthly	MSCO	6/24/26	117,649	NZD	(26,919)
Heineken	Euro STR - 0.35%	Monthly	JPHQ	11/27/30	132,368	EUR	(21,277)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)

OTC Swap Contracts (continued)

Equity Contracts - Short[d] (continued)
Heiwa Corp.	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	19,745,085	JPY	$2,429
Helios Towers PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/29	58,844	GBP	(19,439)
HELLA GmbH & Co. KGaA	Euro STR - 0.30%	Monthly	JPHQ	7/17/30	63,871	EUR	1,479
Henderson Land Development	1-Day HONIA - 0.25%	Monthly	GSCO	6/25/26	1,455,517	HKD	(31,227)
Hengyi Petrochecmical	1-Day FEDEF - 5.05%	Monthly	MSCO	9/29/26	38,835		(27,655)
Henkel AG & Co. KGaA	Euro STR - 0.30%	Monthly	JPHQ	7/17/30	253,748	EUR	(59,314)
Hensoldt AG	Euro STR - 0.30%	Monthly	JPHQ	3/20/26	140,307	EUR	(25,327)
Hermes International	1-Day SONIA - 0.40%	Monthly	MSCS	9/07/30	131,678	EUR	7,979
Hertz Global Hldgs Inc CFD	1-Day FEDEF - 0.75%	Monthly	MSCO	9/27/31	141,196		14,008
Hexagon AB	1-Week STIBOR - 0.275%	Monthly	SEBA	4/01/26	879,300	SEK	4,052
Hexagon Composites ASA	1-Week NIBOR - 0.28%	Monthly	SEBA	7/17/26	552,105	NOK	31,731
Hibiya Engineering	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	17,858,727	JPY	(61,234)
Highwealth Construction	1-Day FEDEF - 1.00%	Monthly	MSCO	8/19/26	121,261		4,419
Hiwin Technologies Corp.	1-Day FEDEF - 4.375%	Monthly	MSCO	6/24/26	311,977		(19,616)
HKT Trust And HKT Ltd.	1-Day HONIA - 0.40%	Monthly	GSCO	6/25/26	908,455	HKD	(6,778)
HMM	1-Day FEDEF - 1.375%	Monthly	MSCO	6/24/26	66,906		(7,769)
Hollywood Bowl Group PLC	1-Day SONIA - 0.275%	Monthly	MSCO	2/10/31	128,807	GBP	(2,893)
Holmen AB	1-Week STIBOR - 0.275%	Monthly	SEBA	6/20/26	1,142,758	SEK	5,999
Holtek Semiconductor Inc.	1-Day FEDEF - 5.625%	Monthly	MSCO	6/30/26	33,211		(15,355)
Home Product Center Plc	1-Day FEDEF - 34.00%	Monthly	MSCO	6/26/26	151,797		(26,504)
Hongkong & China Gas Co.	1-Day HONIA - 0.25%	Monthly	GSCO	12/07/26	575,428	HKD	(3,240)
Horizon Robotics	1-Day HONIA - 1.75%	Monthly	GSCO	9/11/26	685,745	HKD	3,912
Hota Industrial Mfg Co.	1-Day FEDEF - 13.875%	Monthly	MSCO	6/24/26	227,187		534
Hotai Finance Co Ltd.	1-Day FEDEF - 2.25%	Monthly	MSCO	6/24/26	156,594		24,019
Hotel Shilla	1-Day FEDEF - 5.25%	Monthly	MSCO	6/24/26	227,744		22,227
House Foods Group Inc.	1-Day TONAR - 0.25%	Monthly	GSCO	2/02/27	3,346,990	JPY	(306)
HS Hyosung Advanced Materials	1-Day FEDEF - 2.625%	Monthly	MSCO	9/17/26	145,736		(37,810)
Hsin Kuang Steel Co.	1-Day FEDEF - 3.00%	Monthly	MSCO	6/24/26	13,608		1,055
HTC Corporation	1-Day FEDEF - 7.125%	Monthly	MSCO	6/24/26	189,211		(9,136)
Hua Hong Semiconductor	1-Day HONIA - 3.00%	Monthly	GSCO	6/25/26	836,447	HKD	(165,317)
Hua Nan Financial Holding	1-Day FEDEF - 0.45%	Monthly	MSCO	6/24/26	68,831		(21,137)
Huaku Development Co Ltd.	1-Day FEDEF - 2.125%	Monthly	MSCO	6/24/26	123,980		(1,833)
Hubei Yihua Chemical	1-Day FEDEF - 9.42%	Monthly	MSCO	9/18/26	123,856		(33,783)
Huber+Suhner	1-Day SARON - 0.35%	Monthly	JPHQ	12/17/26	33,515	CHF	(13,504)
Hutchmed	1-Day SONIA - 1.125%	Monthly	MSCO	9/03/30	25,609	GBP	6,414
Hutchmed Ltd.	1-Day SONIA - 28.75%	Monthly	GSCO	6/25/26	112,699	HKD	409
Hygeia Healthcare Hldgs	1-Day HONIA - 7.75%	Monthly	GSCO	6/25/26	945,637	HKD	(1,280)
Hypoport SE	1-Day SABOR - 0.75%	Monthly	JPHQ	9/27/30	110,186	EUR	48,230
Hyundai MTR	1-Day FEDEF - 0.45%	Monthly	MSCO	6/23/26	95,118		(178,436)
Ibiden Co Ltd.	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	4,235,735	JPY	(46,161)
Ibstock PLC	1-Day SONIA - 0.30%	Monthly	MSCS	11/07/30	156,165	GBP	(122)
Ichibanya Co Ltd.	1-Day TONAR - 0.75%	Monthly	GSCO	6/24/26	32,010,261	JPY	2,023
Ichigo Inc.	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	30,450,142	JPY	(22,643)
I-Chun Precision Industry	1-Day FEDEF - 21.125%	Monthly	MSCO	1/11/27	32,709		(18,432)
Idom Inc.	1-Day TONAR - 0.35%	Monthly	GSCO	8/24/26	11,182,601	JPY	(19,935)
Idorsia	Euro STR - 6.50%	Monthly	JPHQ	7/17/28	23,485	CHF	(502)
IEL Fpo	1-Day RBACR - 8.125%	Monthly	MSCO	1/04/27	74,184	AUD	8,610
IG Port Inc.	1-Day TONAR - 2.75%	Monthly	GSCO	10/21/26	2,558,892	JPY	(1,173)
Iino Kaiun Kaisha	1-Day TONAR - 0.35%	Monthly	GSCO	10/15/26	15,881,146	JPY	(27,765)
IJM Corporation Bhd	1-Day FEDEF - 5.625%	Monthly	MSCO	6/25/26	64,773		(640)
Iljin Hysolus	1-Day FEDEF - 18.25%	Monthly	MSCO	6/24/26	11,763		700
Iluka Res Fpo	1-Day RBACR - 0.30%	Monthly	MSCO	12/03/26	169,809	AUD	(17,222)
IMCD Group NV	Euro STR - 0.30%	Monthly	JPHQ	7/17/30	164,072	EUR	26,779
Imerys	1-Day EONIA - 0.275%	Monthly	MSCO	9/22/26	173,909	EUR	(18,853)
Immutep Fpo	1-Day RBACR - 1.1925%	Monthly	MSCO	12/01/26	75,750	AUD	(6,331)
Impedimed Fpo	1-Day RBACR - 6.50%	Monthly	MSCO	7/15/26	5,069	AUD	2,043
Imperial Hotel Limited	1-Day TONAR - 3.30%	Monthly	GSCO	6/24/26	18,060,679	JPY	(41,387)
Inari Amertron Berhad	1-Day FEDEF - 6.00%	Monthly	MSCO	7/08/26	75,035		17,924
Indah Kiat Pulp & Paper	1-Day FEDEF - 4.00%	Monthly	MSCO	1/20/27	22,404		(3,553)
Industria De Diseno Textil	1-Day EONIA - 0.275%	Monthly	MSCO	1/16/31	37,639	EUR	(8,209)
Indutrade AB	1-Week STIBOR - 0.275%	Monthly	SEBA	6/03/26	1,826,089	SEK	1,545
INFICON	1-Day SARON - 0.35%	Monthly	JPHQ	5/25/26	143,948	CHF	(36,584)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)

OTC Swap Contracts (continued)

Equity Contracts - Short[d] (continued)
Infineon Technologies AG	Euro STR - 0.30%	Monthly	JPHQ	11/26/26	100,743	EUR	$(32,670)
Informa Plc Ord	1-Day SONIA - 0.275%	Monthly	MSCO	7/02/26	157,997	GBP	3,563
Infratil Limited Ord Npv	1-Day NZOCR - 0.40%	Monthly	MSCO	6/19/26	452,310	NZD	(14,864)
INGBSK	1-Day FEDEF - 3.00%	Monthly	MSCO	8/11/26	62,268		(17,113)
Innospace	1-Day FEDEF -15.50%	Monthly	MSCO	6/24/26	6,241		(3,930)
Instalco AB	1-Week STIBOR - 0.45%	Monthly	SEBA	6/27/26	582,796	SEK	(23,451)
Integ Diag Fpo	1-Day RBACR - 0.563%	Monthly	MSCO	6/24/26	155,288	AUD	2,078
Intellian Tech	1-Day FEDEF - 6.368%	Monthly	MSCO	6/24/26	129,821		(168,350)
Inter Cars	1-Day FEDEF - 2.125%	Monthly	MSCO	3/19/26	58,296		(12,435)
Intercontinental Hotels	1-Day FEDEF - 0.25%	Monthly	MSCO	11/27/28	139,040		990
International Paper	1-Day SONIA - 0.744%	Monthly	MSCO	2/12/31	96,423	GBP	8,014
International Petroleum Corp.	1-Week STIBOR - 0.275%	Monthly	SEBA	12/06/30	2,289,843	SEK	(93,996)
Interpump Group	Euro STR - 0.30%	Monthly	JPHQ	5/20/26	42,085	EUR	(11,598)
Interroll Group	1-Day SARON - 0.35%	Monthly	JPHQ	10/28/30	41,865	CHF	6,653
Intops Co.	1-Day FEDEF - 2.75%	Monthly	MSCO	10/13/26	16,408		(4,142)
Investis Holdings SA	1-Day SARON - 0.35%	Monthly	JPHQ	9/12/30	23,112	CHF	(4,305)
Investor AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/14/26	1,407,636	SEK	(49,778)
INVISIO AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/26	1,884,425	SEK	7,843
Inwido AB	1-Week STIBOR - 0.275%	Monthly	SEBA	8/27/26	1,474,924	SEK	(3,695)
Inwit	Euro STR - 1.30%	Monthly	JPHQ	2/11/27	130,520	EUR	1,328
IOI Corporation Bhd	1-Day FEDEF - 3.125%	Monthly	MSCO	6/25/26	239,714		(30,790)
IOI Properties Group Berhad	1-Day FEDEF - 9.25%	Monthly	MSCO	10/30/26	69,946		(32,567)
Iperionx Fpo	1-Day RBACR - 1.012%	Monthly	MSCO	6/24/26	129,444	AUD	(24,533)
Italmobiliare	Euro STR - 0.30%	Monthly	JPHQ	9/27/30	93,905	EUR	(32,493)
Itmedia Inc.	1-Day TONAR - 1.00%	Monthly	GSCO	6/24/26	20,870,301	JPY	(20,949)
Ito EN Ltd.	1-Day TONAR - 0.25%	Monthly	GSCO	2/11/27	4,294,491	JPY	278
J Front Retailing Co Ltd.	1-Day TONAR - 0.35%	Monthly	GSCO	7/15/26	20,639,225	JPY	(21,404)
J&T Global Express Limited	1-Day HONIA - 0.90%	Monthly	GSCO	9/04/26	743,643	HKD	(4,157)
JA Solar Technology	1-Day FEDEF - 10.21%	Monthly	MSCO	9/04/26	59,638		3,883
James Halstead PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/26	33,823	GBP	8,157
Japan Eyewear Holdings Co.	1-Day TONAR - 10.00%	Monthly	GSCO	6/24/26	17,887,349	JPY	13,323
Japan Steel Works	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	13,349,965	JPY	(19,195)
JCR Pharmaceutical Co.	1-Day TONAR - 0.35%	Monthly	GSCO	8/24/26	20,832,320	JPY	(8,804)
Jean Co Ltd.	1-Day FEDEF - 6.125%	Monthly	MSCO	6/24/26	45,605		7,540
Jenoptik AG NA	Euro STR - 0.30%	Monthly	JPHQ	7/17/28	124,167	EUR	(3,789)
Jetema	1-Day FEDEF -15.00%	Monthly	MSCO	6/24/26	33,245		(7,525)
Jiangsu Expressway Co.	1-Day FEDEF - 9.35%	Monthly	GSCO	7/31/26	288,177	HKD	(2,357)
Jiangsu Expressway Co. – A Shares	1-Day FEDEF - 9.35%	Monthly	MSCO	6/24/26	30,327		5,009
Jiangsu Yuxing	1-Day FEDEF - 13.373%	Monthly	MSCO	6/24/26	3,868		(208)
Jiangsu Zhangjiaga	1-Day FEDEF - 5.53%	Monthly	MSCO	12/03/26	42,931		158
Jinushi Co Ltd.	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	1,565,219	JPY	(3,633)
Jinxin Fertility Group Ltd.	1-Day HONIA - 8.75%	Monthly	GSCO	7/23/26	926,011	HKD	(841)
JM AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/35	1,409,390	SEK	(398)
JS Global Lifestyle Company	1-Day HONIA - 2.00%	Monthly	GSCO	9/11/26	1,362,089	HKD	6,111
Judges Scientific PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/05/26	165,011	GBP	104,166
Jungfraubahn Hld N	1-Day SARON - 0.35%	Monthly	JPHQ	6/11/26	55,277	CHF	(37,913)
Jvckenwood Corporation	1-Day TONAR - 0.25%	Monthly	GSCO	12/14/26	17,564,792	JPY	(8,259)
K Wah International Hldgs	1-Day HONIA - 0.75%	Monthly	GSCO	1/07/27	148,709	HKD	(4,347)
Kadokawa Corporation	1-Day TONAR - 0.25%	Monthly	GSCO	1/14/27	10,738,813	JPY	7,580
Kakao Games	1-Day FEDEF - 4.00%	Monthly	MSCO	6/23/26	182,697		44,328
Kakaopay	1-Day FEDEF - 9.00%	Monthly	MSCO	6/29/26	71,556		(2,384)
Kameda Seika Co.	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	26,561,843	JPY	(16,269)
Kanro Co. Ltd.	1-Day TONAR - 9.50%	Monthly	GSCO	2/15/27	4,866,106	JPY	79
Kansai Electric Power Co.	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	12,373,280	JPY	(32,825)
Karnov Group AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/30	882,205	SEK	18,560
Kawasaki Kisen Kaisha	1-Day TONAR - 0.35%	Monthly	GSCO	11/19/26	20,963,847	JPY	(21,837)
KBC Ancora Ord.	Euro STR - 0.30%	Monthly	JPHQ	1/27/27	67,171	EUR	3,331
KBC Groep NV	Euro STR - 0.30%	Monthly	JPHQ	7/17/30	65,583	EUR	(43,043)
KE Holdings Inc.	1-Day HONIA - 0.40%	Monthly	GSCO	7/31/26	2,411,046	HKD	21,731
Keihanshin Building Co Ltd.	1-Day TONAR - 0.35%	Monthly	GSCO	8/24/26	8,444,922	JPY	(15,495)
Keisei Electric Railway	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	14,146,489	JPY	(3,159)
Kellington Group Berhad	1-Day FEDEF - 8.50%	Monthly	MSCO	1/19/27	33,332		(1,587)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)

OTC Swap Contracts (continued)

Equity Contracts - Short[d] (continued)
Kempower OYJ	Euro STR - 3.75%	Monthly	SEBA	7/17/30	20,705	EUR	$4,424
Kenda Rubber Industry	1-Day FEDEF - 0.75%	Monthly	MSCO	6/24/26	27,047		2,677
Kepco E&C	1-Day FEDEF - 4.00%	Monthly	MSCO	6/25/26	59,025		(31,375)
Keppel	1-Day SORA - 0.40%	Monthly	MSCO	6/23/26	161,862	SGD	(96,407)
Kering SA	1-Month EURIBOR - 0.40%	Monthly	MSCS	11/27/30	125,550	EUR	(22,179)
Kerry Group PLC	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/30	114,026	EUR	11,718
Kesko Corp.	Euro STR - 0.275%	Monthly	SEBA	10/17/30	106,991	EUR	190
K-Fast Holding AB	1-Week STIBOR - 0.275%	Monthly	SEBA	7/17/30	272,464	SEK	7,195
Kid ASA	1-Week NIBOR - 0.275%	Monthly	SEBA	5/25/26	747,959	NOK	10,394
Kingdee Intl Software Group	1-Day HONIA - 0.25%	Monthly	GSCO	6/25/26	215,548	HKD	5,688
Kingsoft Corp.	1-Day HONIA - 0.25%	Monthly	GSCO	2/25/27	181,240	HKD	570
Kitwave Group Plc	1-Day SONIA - 1.875%	Monthly	MSCO	9/09/26	57,651	GBP	(19,343)
KMW	1-Day FEDEF - 9.00%	Monthly	MSCO	6/24/26	27,777		(7,979)
Knorr-Bremse AG	Euro STR - 0.30%	Monthly	JPHQ	7/17/26	106,890	EUR	(38,045)
Kobayashi Pharmaceuticals	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	33,029,418	JPY	(18,032)
Komehyo Holdings Co Ltd.	1-Day TONAR - 1.00%	Monthly	GSCO	11/17/26	4,446,022	JPY	(18,920)
Koninklijke Philips NV	Euro STR - 0.30%	Monthly	JPHQ	7/17/29	109,376	EUR	(12,096)
Kontron AG	Euro STR - 2.10%	Monthly	JPHQ	4/23/26	144,646	EUR	(2,322)
Korea Aerospace	1-Day FEDEF - 0.45%	Monthly	MSCO	6/19/26	87,733		(85,550)
Korean Air Lines Co.	1-Day FEDEF - 2.75%	Monthly	MSCO	1/13/27	20,309		(6,133)
Kosaido Holdings Co Ltd.	1-Day TONAR - 1.00%	Monthly	GSCO	7/06/26	27,834,710	JPY	(8,365)
Kossan Rubber Industries	1-Day FEDEF - 5.75%	Monthly	MSCO	10/27/26	30,892		1,018
Kruk	1-Day FEDEF - 0.50%	Monthly	MSCO	7/17/26	217,416		(18,019)
Kuala Lumpur Kepong Bhd	1-Day FEDEF - 7.875%	Monthly	MSCO	6/25/26	152,178		(3,236)
Kudan Inc.	1-Day TONAR - 13.33%	Monthly	GSCO	8/24/26	5,281,267	JPY	(21,285)
Kuehne+Nagel	1-Day SARON - 0.35%	Monthly	JPHQ	3/13/26	48,908	CHF	(2,412)
Kulun Tech Co. Ltd.	1-Day FEDEF - 11.15%	Monthly	MSCO	2/03/27	9,330		(1,509)
Kunshan Dongwei Technology	1-Day FEDEF - 5.62%	Monthly	MSCO	9/29/26	131,886		(29,048)
Kureha Corporation	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	5,951,328	JPY	(12,134)
Kweichow Moutai	1-Day FEDEF - 1.75%	Monthly	MSCO	7/10/26	17,663		(1,428)
Kyowa Kirin Co Ltd.	1-Day TONAR - 0.35%	Monthly	GSCO	8/18/26	13,921,031	JPY	(14,937)
L1 Group Fpo	1-Day RBACR - 3.625%	Monthly	MSCO	11/24/26	180,405	AUD	(20,946)
Laboratorios Farmaceutico	1-Day EONIA - 0.275%	Monthly	MSCO	12/08/30	205,468	EUR	(135,039)
Lagenda Properties Berhad	1-Day FEDEF - 6.625%	Monthly	MSCO	7/08/26	5,837		(1,602)
Lake	1-Day FEDEF - 8.50%	Monthly	MSCO	6/24/26	134,045		(104,152)
Land & Houses	1-Day FEDEF - 14.50%	Monthly	MSCO	7/07/26	75,906		(15,835)
Land Mark Optoelectronics	1-Day FEDEF - 5.25%	Monthly	MSCO	6/25/26	67,508		(132,905)
Land Securities Group Plc	1-Day SONIA - 0.275%	Monthly	MSCO	8/19/26	166,066	GBP	(16,240)
Landis+Gyr Group AG	1-Day SARON - 0.35%	Monthly	JPHQ	1/23/31	206,279	CHF	25,211
Latour Investment AB Services	1-Week STIBOR - 0.275%	Monthly	SEBA	11/14/30	3,377,680	SEK	46,990
LCB	1-Day FEDEF - 5.125%	Monthly	MSCO	6/24/26	93,157		(31,992)
Lectra SA	1-Day EONIA - 0.30%	Monthly	MSCS	7/01/29	39,025	EUR	7,126
Legal & General Group	1-Day SONIA - 0.30%	Monthly	MSCS	9/23/30	264,487	GBP	(57,231)
Lendlease Reit	1-Day SORA - 1.75%	Monthly	MSCO	6/24/26	112,847	SGD	(13,652)
Lenzing AG	Euro STR - 0.30%	Monthly	JPHQ	7/14/26	55,206	EUR	1,321
Leroy Seafood Group	1-Week NIBOR - 0.275%	Monthly	SEBA	9/03/26	269,814	NOK	(269)
Levima Advanced	1-Day FEDEF - 10.45%	Monthly	MSCO	6/25/26	85,052		(4,103)
LG Chem	1-Day FEDEF - 0.45%	Monthly	MSCO	6/24/26	165,430		(89,515)
LG Energy Solution Ltd.	1-Day FEDEF - 3.125%	Monthly	MSCO	12/16/26	65,273		(5,961)
LGMS Berhad	1-Day FEDEF - 4.00%	Monthly	MSCO	6/25/26	11,028		4,114
LI Auto Inc.	1-Day HONIA - 0.40%	Monthly	GSCO	9/11/26	706,094	HKD	4,186
Lianchuang Electro	1-Day FEDEF - 11.95%	Monthly	MSCO	6/24/26	6,548		(436)
Liberta Co Ltd.	1-Day TONAR - 17.00%	Monthly	GSCO	6/24/26	3,789,306	JPY	1,897
Liecht Landbk	1-Day SARON - 2.20%	Monthly	JPHQ	11/09/26	89,598	CHF	(18,006)
Lifenet Insurance Company	1-Day TONAR - 2.00%	Monthly	GSCO	6/24/26	15,352,668	JPY	(138)
Lifestyle Fpo	1-Day RBACR - 4.625%	Monthly	MSCO	6/24/26	197,766	AUD	24,033
Lindab International AB	1-Week STIBOR - 0.275%	Monthly	SEBA	6/20/26	1,390,766	SEK	24,068
Linde PLC	Euro STR - 0.30%	Monthly	JPHQ	5/15/26	171,707	EUR	(18,681)
Lindex Group	Euro STR - 0.275%	Monthly	SEBA	7/09/26	33,389	EUR	4,605
Litalico Inc.	1-Day TONAR - 0.35%	Monthly	GSCO	11/17/26	3,947,942	JPY	(1,553)
LK Technology Holdings	1-Day HONIA - 14.50%	Monthly	GSCO	7/13/26	645,653	HKD	856
London Stock Exchange Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/26	68,841	GBP	10,476

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)

OTC Swap Contracts (continued)

Equity Contracts - Short[d] (continued)
Longfor Group Hldgs Ltd.	1-Day HONIA - 0.40%	Monthly	GSCO	6/25/26	1,203,973	HKD	$(2,694)
L’Oreal SA	1-Day EONIA - 0.30%	Monthly	MSCS	8/09/30	46,155	EUR	(2,255)
Lotes Co. Ltd.	1-Day FEDEF - 3.50%	Monthly	MSCO	12/15/26	174,022		(53,507)
Lotte Energy Materials Co.	1-Day FEDEF - 3.00%	Monthly	MSCO	6/24/26	117,195		(90,579)
Lotus Bakeries NV	Euro STR - 0.30%	Monthly	JPHQ	7/17/30	173,833	EUR	(67,929)
Lotus Resources Fpo	1-Day RBACR - 2.00%	Monthly	MSCO	7/03/26	87,186	AUD	(3,491)
LS Marine Solution Co. Ltd.	1-Day FEDEF -15.75%	Monthly	MSCO	12/23/26	48,066		(8,918)
LS Materials Co. Ltd.	1-Day FEDEF - 6.113%	Monthly	MSCO	8/21/26	101,281		(54,618)
Lunit	1-Day FEDEF - 12.75%	Monthly	MSCO	6/24/26	81,416		17,911
Luxshare Precision	1-Day FEDEF - 1.75%	Monthly	MSCO	10/14/26	34,375		2,173
LVMH Moet Hennessy Louis Vuitton SE	1-Day EONIA - 0.30%	Monthly	MSCS	7/03/26	99,344	EUR	2,360
Lynas Fpo	1-Day RBACR - 0.40%	Monthly	MSCO	6/24/26	84,685	AUD	(43,501)
Maas Group Fpo	1-Day RBACR - 3.25%	Monthly	MSCO	6/24/26	186,006	AUD	(9,854)
Macq Group Fpo	1-Day RBACR - 0.40%	Monthly	MSCO	6/24/26	322,130	AUD	(1,282)
Macronix International	1-Day FEDEF - 1.35%	Monthly	MSCO	6/24/26	97,924		(376,599)
Mag Finc Fpo	1-Day RBACR - 0.30%	Monthly	MSCO	1/19/27	123,441	AUD	1,243
Magnora ASA	1-Week NIBOR - 7.00%	Monthly	SEBA	7/17/30	325,471	NOK	557
Mainfreight Ltd Ord	1-Day NZOCR - 0.40%	Monthly	MSCO	6/24/26	378,528	NZD	(4,011)
Malayan Banking Bhd	1-Day FEDEF - 3.00%	Monthly	MSCO	6/22/26	139,458		(40,986)
Malaysia Smelting Corporation	1-Day FEDEF - 9.50%	Monthly	MSCO	9/09/26	9,454		(5,908)
Malaysian Resources Corporation	1-Day FEDEF - 11.875%	Monthly	MSCO	9/09/26	100,762		30,547
Mandatum OYJ	Euro STR - 0.275%	Monthly	SEBA	7/17/30	281,314	EUR	(63,281)
Mapletree Log	1-Day SORA - 0.40%	Monthly	MSCO	6/25/26	194,058	SGD	(16,423)
Maq Tech Fpo	1-Day RBACR - 0.40%	Monthly	MSCO	6/24/26	373,682	AUD	(14,879)
Marcopolo Marine	1-Day SORA - 7.875%	Monthly	MSCO	9/08/26	64,550	SGD	(24,987)
Marr	Euro STR - 0.30%	Monthly	JPHQ	12/11/30	61,382	EUR	(3,698)
Marumae Co Ltd.	1-Day TONAR - 2.00%	Monthly	GSCO	6/24/26	11,296,569	JPY	(99,652)
Matas A/S	1-Week CIBOR - 0.275%	Monthly	SEBA	4/17/26	516,515	DKK	12,578
Matrix Concepts Holdings	1-Day FEDEF - 4.125%	Monthly	MSCO	6/25/26	108,993		(13,793)
Matsuya Co.	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	13,482,131	JPY	(126,203)
mBank SA	1-Day FEDEF - 0.50%	Monthly	MSCS	7/14/26	224,909		(169,715)
Mcmillan Fpo	1-Day RBACR - 0.40%	Monthly	MSCO	6/24/26	222,289	AUD	(2,773)
Medical G	1-Day FEDEF - 12.75%	Monthly	MSCO	11/03/26	5,257		159
Medlive Technology Co Ltd.	1-Day HONIA - 6.50%	Monthly	GSCO	12/01/26	138,425	HKD	644
Mega Financial Holding Co.	1-Day FEDEF - 0.45%	Monthly	MSCO	6/24/26	218,443		6,907
Mega First Corporation	1-Day FEDEF - 8.375%	Monthly	MSCO	6/25/26	31,767		1,762
Megachips Corp.	1-Day TONAR - 0.35%	Monthly	GSCO	8/24/26	21,850,833	JPY	(29,805)
Meituan	1-Day HONIA - 0.40%	Monthly	GSCO	7/30/26	701,786	HKD	19,255
Mekonomen AB	1-Week STIBOR - 0.275%	Monthly	SEBA	10/18/30	933,066	SEK	13,555
Melco International Develop	1-Day HONIA - 0.25%	Monthly	GSCO	1/06/27	639,098	HKD	2,145
Melrose Industries PLC	1-Day SONIA - 0.275%	Monthly	MSCO	2/24/31	259,517	GBP	(25,582)
Mercari Inc.	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	25,556,724	JPY	(57,505)
Meridian Energy Limited	1-Day NZOCR - 0.40%	Monthly	MSCO	6/23/26	330,503	NZD	1,831
Meritz Financial	1-Day FEDEF - 1.50%	Monthly	MSCO	6/24/26	131,394		(11,267)
Merlin Properties Socimi SA	1-Day EONIA - 0.30%	Monthly	MSCO	3/12/26	212,170	EUR	(123,321)
Mesoblast Fpo	1-Day RBACR - 0.40%	Monthly	MSCO	6/24/26	73,851	AUD	9,551
Metall Zug AG	1-Day SARON - 0.35%	Monthly	JPHQ	3/13/26	57,499	CHF	9,983
Meteoric Fpo	1-Day RBACR - 19.125%	Monthly	MSCO	10/23/26	76,307	AUD	(8,122)
Metropole TV	1-Day EONIA - 0.275%	Monthly	MSCO	12/11/30	241,101	EUR	26,007
Metsa Board OYJ	Euro STR - 0.32%	Monthly	SEBA	6/13/26	176,651	EUR	12,537
Metso Outotec OYJ	Euro STR - 0.28%	Monthly	SEBA	7/17/26	176,365	EUR	(127,957)
Michelin	1-Day EONIA - 0.30%	Monthly	MSCS	12/11/29	188,126	EUR	(45,064)
Midac Holdings Co Ltd.	1-Day TONAR - 0.35%	Monthly	GSCO	7/15/26	15,102,955	JPY	(2,445)
Millennium	1-Day FEDEF - 0.50%	Monthly	MSCS	7/17/30	182,884		(139,823)
Ming Yuan Cloud Group Hld	1-Day HONIA - 1.25%	Monthly	GSCO	6/23/26	1,985,066	HKD	29,362
Miniso Group Hldg Ltd.	1-Day HONIA - 1.25%	Monthly	GSCO	6/25/26	1,318,098	HKD	5,500
Mitsubishi Gas Chemical	1-Day TONAR - 0.25%	Monthly	GSCO	1/21/27	13,920,839	JPY	(33,811)
Mitsubishi Pencil Co.	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	36,671,495	JPY	(38,812)
Mitsuboshi Belting	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	12,187,264	JPY	(9,944)
Mitsui & Co.	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	10,079,712	JPY	(63,288)
Mitsui Fudosan Logistics	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	27,618,298	JPY	(18,814)
Mitsui OSK Lines Ltd.	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	21,979,417	JPY	(29,994)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)

OTC Swap Contracts (continued)

Equity Contracts - Short[d] (continued)
Mitsui Soko Holdings Co.	1-Day TONAR - 0.35%	Monthly	GSCO	11/12/26	23,784,580	JPY	$1,495
Mobimo Holdings AG	1-Day SARON - 0.35%	Monthly	JPHQ	1/23/29	133,473	CHF	(31,660)
Mo-Bruk SA	1-Day FEDEF - 2.375%	Monthly	MSCO	5/28/26	44,028		(7,784)
Momentum Group AB	1-Week STIBOR - 0.275%	Monthly	SEBA	3/27/30	475,078	SEK	6,723
Moncler	Euro STR - 0.30%	Monthly	JPHQ	2/06/31	52,543	EUR	(6,316)
Mondadori Edit	Euro STR - 0.30%	Monthly	JPHQ	9/03/26	79,521	EUR	1,472
Mondi Plc Ord.	1-Day SONIA - 0.275%	Monthly	MSCO	2/10/27	187,944	GBP	12,348
Monex Group Inc.	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	19,230,067	JPY	(5,969)
Montana	Euro STR - 0.35%	Monthly	JPHQ	7/17/28	53,988	CHF	(16,592)
Montea Nv	Euro STR - 0.30%	Monthly	JPHQ	8/11/26	61,634	EUR	(10,417)
Morgan Advanced Materials	1-Day SONIA - 0.30%	Monthly	MSCS	8/12/30	47,811	GBP	(4,833)
Mortgage Advice Bureau	1-Day SONIA - 0.275%	Monthly	MSCO	8/14/30	79,378	GBP	4,917
Mosa Industrial Corporation	1-Day FEDEF - 6.375%	Monthly	MSCO	6/24/26	20,623		(3,835)
Mpc Container Ships Asa	1-Week NIBOR - 0.275%	Monthly	SEBA	8/13/26	2,139,288	NOK	(48,888)
MTR Corporation Ltd.	1-Day HONIA - 0.40%	Monthly	GSCO	6/25/26	1,806,269	HKD	(62,388)
Munters Group AB	1-Week STIBOR - 0.275%	Monthly	SEBA	11/14/30	1,486,949	SEK	(70,672)
Musti Group PLC	Euro STR - 0.28%	Monthly	SEBA	7/12/26	21,100	EUR	2,966
Mycronic Ab	1-Week STIBOR - 0.275%	Monthly	SEBA	7/02/26	1,680,883	SEK	3,723
MYP	1-Day FEDEF - 9.00%	Monthly	MSCO	6/24/26	33,051		6,474
Nan Kang Rubber Tire	1-Day FEDEF - 9.50%	Monthly	MSCO	7/20/26	79,241		10,436
Nan Ya Printed Circuit	1-Day FEDEF - 7.875%	Monthly	MSCO	6/24/26	65,659		(147,977)
Nat Bank Fpo	1-Day RBACR - 0.40%	Monthly	MSCO	6/24/26	308,693	AUD	(39,562)
NCAB Group AB	1-Week STIBOR - 0.275%	Monthly	SEBA	2/24/31	1,276,921	SEK	(980)
NCC Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/15/30	152,196	GBP	15,890
NEC Capital Solutions Limited	1-Day TONAR - 0.55%	Monthly	GSCO	8/24/26	10,422,646	JPY	(7,161)
Nedbank Group Ltd.	1-Day SABOR - 0.50%	Monthly	MSCS	8/15/29	2,951,196	ZAR	(49,802)
Neste Corp.	Euro STR - 0.28%	Monthly	SEBA	7/17/26	91,019	EUR	(102,877)
Net Insight AB	1-Week STIBOR - 0.275%	Monthly	SEBA	9/22/26	246,573	SEK	14,175
Net Protections Hldgs Inc.	1-Day TONAR - 0.35%	Monthly	GSCO	11/12/26	7,274,352	JPY	1,292
Netlink Nbn	1-Day SORA - 0.40%	Monthly	MSCO	6/25/26	376,951	SGD	(32,715)
Neuren Fpo Nz	1-Day RBACR - 0.40%	Monthly	MSCO	6/24/26	140,447	AUD	17,737
New Wave Group AB	1-Week STIBOR - 0.52%	Monthly	SEBA	8/07/34	368,489	SEK	160
NewRiver REIT PLC	1-Day SONIA - 0.275%	Monthly	MSCO	7/11/30	17,745	GBP	(3,327)
Nexon Games	1-Day FEDEF - 18.00%	Monthly	MSCO	6/24/26	122,048		23,596
Nextdc Fpo	1-Day RBACR - 0.40%	Monthly	MSCO	6/22/26	330,216	AUD	(2,517)
Nextin Inc.	1-Day FEDEF - 12.75%	Monthly	MSCO	10/29/26	38,184		(11,127)
NHK Spring Co Ltd	1-Day TONAR - 0.35%	Monthly	GSCO	8/14/26	11,000,096	JPY	(20,142)
Nibe Industrier AB	1-Week STIBOR - 0.28%	Monthly	SEBA	8/12/30	2,334,766	SEK	11,486
Nichiban Co. Ltd.	1-Day TONAR - 0.25%	Monthly	GSCO	3/02/27	198,982	JPY	(2)
Nichiha Corp.	1-Day TONAR - 0.35%	Monthly	GSCO	11/16/26	4,206,689	JPY	(6,364)
Nichireki Group Co Ltd	1-Day TONAR - 0.35%	Monthly	GSCO	8/24/26	12,034,592	JPY	2,787
Nien Made Enterprise Co.	1-Day FEDEF - 12.75%	Monthly	MSCO	12/07/26	90,211		(4,209)
Nihon Kohden Corp.	1-Day TONAR - 0.25%	Monthly	GSCO	1/19/27	7,440,386	JPY	853
Nikkon Holdings Co.	1-Day TONAR - 6.00%	Monthly	GSCO	12/21/26	11,354,936	JPY	(8,225)
Nikon Corp.	1-Day TONAR - 0.35%	Monthly	GSCO	11/12/26	23,891,328	JPY	(14,503)
Nine Ent Fpo	1-Day RBACR - 0.40%	Monthly	MSCO	6/24/26	347,651	AUD	53,427
Ningbo Jifeng Auto	1-Day FEDEF - 5.57%	Monthly	MSCO	9/03/26	70,556		(16,076)
Ningbo Xusheng Group	1-Day FEDEF - 10.63%	Monthly	MSCO	12/09/26	66,080		(12,663)
Nippon Avionics Co.	1-Day TONAR - 4.25%	Monthly	GSCO	6/24/26	14,434,871	JPY	(60,510)
Nippon Carbon Co.	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	8,319,270	JPY	(13,177)
Nippon Concrete Industries	1-Day TONAR - 0.35%	Monthly	GSCO	7/13/26	4,708,605	JPY	(4,386)
Nippon Steel Corporation	1-Day TONAR - 0.25%	Monthly	GSCO	2/25/27	4,969,955	JPY	467
Nippon Tel & Tel Corp.	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	17,391,736	JPY	(1,189)
Nishimatsu Construction	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	13,648,645	JPY	(26,971)
Nissan Motor Co.	1-Day TONAR - 0.25%	Monthly	GSCO	12/03/26	26,446,924	JPY	(19,513)
Nissha Co. Ltd.	1-Day TONAR - 0.25%	Monthly	GSCO	1/28/27	4,545,465	JPY	(1,411)
Nisshin Oillio Group Ltd.	1-Day TONAR - 0.25%	Monthly	GSCO	3/01/27	597,135	JPY	(82)
Nissin Foods Holdings Co.	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	17,386,227	JPY	(13,156)
Nitori Holdings Co Ltd	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	25,574,000	JPY	(24,464)
Nobia Ab	1-Week STIBOR - 0.275%	Monthly	SEBA	11/11/30	0	SEK	(541)
Nobia AB	1-Week STIBOR - 0.275%	Monthly	SEBA	11/11/30	506,805	SEK	19,336
Nokia Corporation	Euro STR - 0.275%	Monthly	SEBA	1/27/27	87,429	EUR	(12,812)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)

OTC Swap Contracts (continued)

Equity Contracts - Short[d] (continued)
Nokian Tyres PLC	Euro STR - 0.28%	Monthly	SEBA	8/23/30	43,025	EUR	$(6,266)
Nomura Micro Science Co.	1-Day TONAR - 4.50%	Monthly	GSCO	6/24/26	23,130,564	JPY	(40,238)
Norconsult Asa	1-Week NIBOR - 0.275%	Monthly	SEBA	1/15/27	313,469	NOK	3,027
Northam Platinum Ltd.	1-Day FEDEF	Monthly	MSCO	2/11/31	1,177,807	ZAR	(128,084)
North-Star International	1-Day FEDEF - 10.50%	Monthly	MSCO	6/24/26	93,603		36,109
Note Inc.	1-Day TONAR - 18.00%	Monthly	GSCO	6/24/26	3,484,036	JPY	(10,889)
Novozymes A/S	1-Week CIBOR - 0.28%	Monthly	SEBA	7/17/26	1,735,326	DKK	17,354
NTG Nordic Transport Group	1-Week CIBOR - 0.275%	Monthly	SEBA	4/17/26	527,589	DKK	18,491
Nuvoton Technology Corporation	1-Day FEDEF - 8.125%	Monthly	MSCO	10/01/26	125,116		(31,389)
Nxera Pharma Co Ltd	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	22,448,230	JPY	(15,795)
OC Oerlikon	1-Day SARON - 0.35%	Monthly	JPHQ	10/07/30	27,734	CHF	(7,695)
Ocado Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/26	207,389	GBP	41,031
Oceana Group Ltd.	1-Day SABOR - 0.50%	Monthly	MSCO	8/20/26	423,654	ZAR	(1,024)
OCI Holdings Company Ltd.	1-Day FEDEF - 2.375%	Monthly	MSCO	9/08/26	109,746		(46,609)
Ock Group Berhad	1-Day FEDEF - 11.25%	Monthly	MSCO	6/25/26	40,103		901
Ocumension Therapeutics	1-Day HONIA - 6.50%	Monthly	GSCO	6/24/26	1,353,229	HKD	40,585
Oem International Ab Ser	1-Week STIBOR - 0.275%	Monthly	SEBA	8/31/26	967,550	SEK	1,586
Oesterreichische Post AG	Euro STR - 3.80%	Monthly	JPHQ	8/23/30	37,621	EUR	(7,253)
Omnibridge Fpo Forus	1-Day RBACR - 0.40%	Monthly	MSCO	6/24/26	40,588	AUD	(2,943)
OMV AG	Euro STR - 0.30%	Monthly	JPHQ	3/19/26	211,858	EUR	(41,566)
Oneness Biotech Co Ltd	1-Day FEDEF - 5.875%	Monthly	MSCO	6/24/26	80,675		7,993
Open Door Inc.	1-Day TONAR - 13.75%	Monthly	GSCO	6/24/26	1,965,156	JPY	3,354
Orient Corp.	1-Day TONAR - 0.25%	Monthly	GSCO	12/21/26	14,855,246	JPY	(5,757)
Orient Overseas Int.	1-Day HONIA - 0.25%	Monthly	GSCO	12/10/26	896,971	HKD	(19,042)
Origin ENE Fpo	1-Day RBACR - 0.30%	Monthly	MSCO	12/03/26	249,425	AUD	(10,431)
Orsted A/S	1-Week CIBOR - 0.275%	Monthly	SEBA	5/24/26	1,688,007	DKK	78,773
Osaka Soda Co Ltd	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	19,794,249	JPY	(28,472)
Osaka Titanium Technologies	1-Day TONAR - 7.00%	Monthly	GSCO	6/24/26	9,851,988	JPY	(42,481)
Outokumpu Oyj	Euro STR - 0.275%	Monthly	SEBA	7/20/26	185,747	EUR	(114,299)
Oxford Instruments PLC	1-Day SONIA - 0.30%	Monthly	MSCO	4/25/26	129,889	GBP	(51,673)
Oxford Nanopore Technologies PLC	1-Day SONIA - 0.30%	Monthly	MSCS	5/13/26	114,367	GBP	7,040
P.I.E. Industrial Bhd	1-Day FEDEF - 18.00%	Monthly	MSCO	10/28/26	5,965		795
P/F Bakkafrost	1-Week NIBOR - 0.28%	Monthly	SEBA	7/19/30	617,590	NOK	804
Pacific Basin Shipping Lt	1-Day HONIA - 0.40%	Monthly	GSCO	6/25/26	814,942	HKD	(41,389)
Pagegroup Plc Ord	1-Day SONIA - 0.275%	Monthly	MSCO	8/19/26	146,284	GBP	41,385
Paladin Fpo	1-Day RBACR - 0.40%	Monthly	MSCO	6/24/26	128,458	AUD	(50,844)
Paradox Interactive AB	1-Week STIBOR - 0.275%	Monthly	SEBA	1/10/31	231,475	SEK	4,855
Paratus Energy Services	1-Week NIBOR - 0.275%	Monthly	SEBA	5/07/26	335,424	NOK	(5,492)
Park Systems	1-Day FEDEF - 0.45%	Monthly	MSCO	6/24/26	72,720		(7,285)
Parkwaylife Reit	1-Day SORA - 2.125%	Monthly	MSCO	1/20/27	93,000	SGD	365
Patrizia AG	Euro STR - 1.00%	Monthly	JPHQ	7/17/26	88,039	EUR	(25,728)
PCCW Limited	1-Day HONIA - 0.40%	Monthly	GSCO	6/25/26	1,483,982	HKD	(18,886)
Pearlabyss	1-Day FEDEF - 3.00%	Monthly	MSCO	6/24/26	225,787		(96,254)
Pegasus	1-Day FEDEF - 5.25%	Monthly	MSCO	10/05/26	142,005		17,905
Pennon Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/30	154,718	GBP	(216,403)
Pentamaster Corporation	1-Day FEDEF - 16.125%	Monthly	MSCO	11/19/26	41,004		844
People And Technology Inc.	1-Day FEDEF - 4.50%	Monthly	MSCO	7/23/26	82,505		(28,414)
Pepkor	1-Day SABOR - 0.50%	Monthly	MSCS	10/10/30	2,269,677	ZAR	(2,846)
Pernod Ricard	1-Day EONIA - 0.30%	Monthly	MSCS	11/27/30	211,358	EUR	36,901
Perpetual Fpo	1-Day RBACR - 0.40%	Monthly	MSCO	6/24/26	183,913	AUD	(126)
Perseus Proteomics Inc.	1-Day TONAR - 3.50%	Monthly	GSCO	6/24/26	2,491,767	JPY	884
Petkim	1-Day FEDEF - 12.75%	Monthly	MSCO	9/21/26	91,814		8,622
Petronas Chemicals Group	1-Day FEDEF - 6.625%	Monthly	MSCO	12/08/26	33,448		1,725
Pets at Home Group PLC	1-Day SONIA - 0.30%	Monthly	MSCO	3/04/30	62,402	GBP	(913)
Pfisterer Holdings SE	Euro STR - 0.30%	Monthly	JPHQ	2/09/27	52,795	EUR	(2,792)
Pharma Mar SA	1-Day EONIA - 0.35%	Monthly	MSCO	1/22/31	183,597	EUR	(75,492)
Philex Mining Corporation	1-Day FEDEF - 2.50%	Monthly	MSCO	9/28/26	20,896		(3,757)
Phoenix Group Holdings PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/30	197,380	GBP	(107,552)
Piaggio	Euro STR - 0.30%	Monthly	JPHQ	7/14/26	223,442	EUR	(1,349)
Pilbara Minerals Fpo	1-Day RBACR -0.40%	Monthly	MSCO	6/24/26	34,159	AUD	(61,077)
Pillar Corporation	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	9,863,732	JPY	(51,134)
Pinewood Technologies Group	1-Day SONIA - 0.275%	Monthly	MSCO	10/16/30	118,758	GBP	29,877

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)

OTC Swap Contracts (continued)

Equity Contracts - Short[d] (continued)
Ping AN Healthcare & Tech	1-Day HONIA - 3.00%	Monthly	GSCO	12/31/26	461,878	HKD	$5,971
Piolax Inc.	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	17,305,015	JPY	(2,140)
Planisware	1-Day EONIA - 0.275%	Monthly	MSCO	10/23/26	77,006	EUR	18,803
PNE AG	Euro STR - 0.70%	Monthly	JPHQ	7/13/26	121,275	EUR	51,306
Poco Holdings Co Ltd.	1-Day FEDEF - 3.78%	Monthly	MSCO	9/02/26	83,440		(17,114)
Pole to Win Holdings Inc.	1-Day TONAR - 0.50%	Monthly	GSCO	2/26/27	549,189	JPY	(92)
Posco Future M Co Inc.	1-Day FEDEF - 7.00%	Monthly	MSCO	9/09/26	151,320		(69,855)
Power Assets Holdings Ltd.	1-Day HONIA - 0.40%	Monthly	GSCO	7/07/26	1,193,661	HKD	(27,447)
Powerchip Semiconductor	1-Day FEDEF - 3.125%	Monthly	MSCO	6/23/26	57,646		(213,917)
Ppb Group Bhd	1-Day FEDEF - 18.00%	Monthly	MSCO	6/25/26	19,388		(2,575)
PPHE Hotel Group Ltd.	1-Day SONIA - 0.275%	Monthly	MSCO	8/02/30	37,233	GBP	(24,034)
Precious Shipping	1-Day FEDEF - 12.75%	Monthly	MSCO	8/14/26	24,771		(4,448)
Propel Fp Fpo	1-Day RBACR - 4.50%	Monthly	MSCO	6/24/26	185,337	AUD	3,749
Prosus NV	Euro STR - 0.30%	Monthly	JPHQ	9/20/30	43,404	EUR	5,397
Protector Forsikring ASA	1-Week NIBOR - 0.275%	Monthly	SEBA	8/28/30	1,199,368	NOK	(9,864)
PSP	1-Day FEDEF	Monthly	JPHQ	12/03/30	290,204	CHF	(80,787)
Ptt Public Company	1-Day FEDEF - 0.40%	Monthly	MSCO	7/17/26	116,062		(20,239)
Public Bank Bhd	1-Day FEDEF - 5.50%	Monthly	MSCO	6/24/26	82,853		(17,847)
Public Property Invest	1-Week NIBOR - 0.275%	Monthly	SEBA	10/05/26	689,156	NOK	(2,404)
Puma SE	Euro STR - 0.85%	Monthly	JPHQ	9/16/26	84,149	EUR	(8,593)
PureTech Health PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/30	78,963	GBP	17,340
Pwr Hlding Fpo	1-Day RBACR - 0.788%	Monthly	MSCO	6/24/26	279,645	AUD	(75,486)
QD Laser Inc.	1-Day TONAR - 10.75%	Monthly	GSCO	2/22/27	846,192	JPY	39
Qingdao Huicheng	1-Day FEDEF - 11.949%	Monthly	MSCO	9/04/26	79,718		(1,665)
Qinghai Saint Lake	1-Day FEDEF - 1.80%	Monthly	MSCO	7/08/26	22,993		(26,346)
Qisda Corporation	1-Day FEDEF - 16.00%	Monthly	MSCO	6/23/26	74,443		11,514
QL Resources Bhd	1-Day FEDEF - 12.75%	Monthly	MSCO	11/27/26	71,189		(2,583)
Qorialimit Fpo	1-Day RBACR - 0.40%	Monthly	MSCO	6/24/26	93,442	AUD	30,130
Quadient SA	1-Day EONIA - 0.275%	Monthly	MSCO	12/09/26	43,153	EUR	4,655
Qual RE if Ord	1-Day RBACR - 5.625%	Monthly	MSCO	12/11/26	117,079	AUD	(247)
Quang Viet Enterprise Co.	1-Day FEDEF - 5.625%	Monthly	MSCO	6/24/26	32,352		3,824
Quilter Plc	1-Day SABOR - 0.50%	Monthly	MSCO	7/16/26	2,421,618	ZAR	(10,328)
Rainbow Robotics	1-Day FEDEF - 9.00%	Monthly	MSCO	6/24/26	44,794		(71,893)
Raspberry PI Holdings Plc	1-Day SONIA - 11.50%	Monthly	MSCO	10/07/26	74,476	GBP	(15,767)
Ratch Group Pcl	1-Day FEDEF - 17.125%	Monthly	MSCO	9/23/26	31,638		(5,279)
Rathbones Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	8/30/30	140,644	GBP	(45,658)
Rational Ag	Euro STR - 0.30%	Monthly	JPHQ	7/21/30	82,049	EUR	(12,079)
Ratos AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/26	985,369	SEK	(10,826)
RCE Capital Bhd	1-Day FEDEF - 13.25%	Monthly	MSCO	9/09/26	7,695		(677)
Reckitt Benckiser Group Plc	1-Day SONIA - 0.25%	Monthly	MSCO	7/17/30	136,413	GBP	(49,339)
Recordati SpA	Euro STR - 0.30%	Monthly	JPHQ	7/26/29	130,942	EUR	6,721
Recticel	Euro STR - 0.30%	Monthly	JPHQ	11/21/30	29,885	EUR	(8,339)
Redeia Corporacion SA	1-Day EONIA - 0.35%	Monthly	MSCS	8/05/30	280,208	EUR	22,756
Reinet Investments S.C.A.	1-Day SABOR - 0.50%	Monthly	MSCS	5/20/30	1,267,459	ZAR	(980)
Remgro Ltd.	1-Day SABOR - 0.50%	Monthly	MSCO	10/16/30	1,223,332	ZAR	(9,072)
Remy Cointreau	1-Day EONIA - 0.30%	Monthly	MSCS	12/11/30	336,426	EUR	98,797
Renesas Electronics Corp.	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	12,113,461	JPY	(43,710)
Renew Holdings ORD	1-Day SONIA - 0.275%	Monthly	MSCO	4/20/26	69,550	GBP	(10,649)
Renova Inc.	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	9,457,476	JPY	(6,717)
Rentokil Initial PLC	1-Day FEDEF - 0.65%	Monthly	MSCS	11/27/30	121,433	GBP	(39,947)
Retail Estates	Euro STR - 0.30%	Monthly	JPHQ	12/04/26	55,342	EUR	(5,160)
Revenio Group Corp.	Euro STR - 0.28%	Monthly	SEBA	7/17/30	84,380	EUR	23,693
Rheinmetall AG	Euro STR - 0.30%	Monthly	JPHQ	2/10/27	32,579	EUR	(798)
Rieter	Euro STR - 0.35%	Monthly	JPHQ	7/24/29	82,451	CHF	8,408
Rigaku Holdings Corporation	1-Day TONAR - 0.25%	Monthly	GSCO	1/27/27	7,409,561	JPY	(27,219)
Riken Keiki Co Ltd.	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	16,554,729	JPY	(23,947)
Ringkjoebing Landbobank A/S	1-Week CIBOR - 0.28%	Monthly	SEBA	7/17/26	1,380,912	DKK	(71,397)
Rio Tinto Ord	1-Day SONIA - 0.275%	Monthly	MSCO	8/19/26	103,298	GBP	(80,507)
Riso Kagaku Corp.	1-Day TONAR - 0.25%	Monthly	GSCO	12/15/26	8,759,533	JPY	(1,877)
Riso Kyoiku Co Ltd.	1-Day TONAR - 0.35%	Monthly	GSCO	8/24/26	5,881,987	JPY	(1,058)
Riverstone	1-Day SORA - 2.125%	Monthly	MSCO	6/25/26	132,230	SGD	(13,129)
Robosense Technology Co.	1-Day HONIA - 5.22%	Monthly	GSCO	1/26/27	512,850	HKD	(2,434)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)

OTC Swap Contracts (continued)

Equity Contracts - Short[d] (continued)
Rock Field Co. Ltd.	1-Day TONAR - 1.93%	Monthly	GSCO	12/08/26	3,022,401	JPY	$(100)
Roko Ab Ser	1-Week STIBOR - 0.275%	Monthly	SEBA	2/08/27	1,449,781	SEK	554
RTL Group	Euro STR - 0.30%	Monthly	JPHQ	1/30/31	157,715	EUR	(30,021)
Run Long Construction Co.	1-Day FEDEF - 4.00%	Monthly	MSCO	8/31/26	158,454		11,494
Rwc Corp Fpo	1-Day RBACR - 0.40%	Monthly	MSCO	8/03/26	325,076	AUD	37,301
S&P Biotechnology Select Industry Total Return Index	SOFR - 0.45%	Monthly	GSCO	6/17/26	14,526,439		(225,903)
Sabanci Holding	1-Day FEDEF - 0.53%	Monthly	MSCO	9/21/26	357,474		(29,498)
Sacyr SA	1-Day EONIA - 0.35%	Monthly	MSCS	7/17/30	252,471	EUR	(182,396)
Saf Holland SE	Euro STR - 0.30%	Monthly	JPHQ	9/18/26	62,040	EUR	(5,610)
Safestore Holdings PLC	1-Day SONIA - 0.30%	Monthly	MSCS	10/21/30	187,627	GBP	(15,017)
Saga PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/30	95,790	GBP	(429,854)
Sagax AB	1-Week STIBOR - 0.275%	Monthly	SEBA	12/06/30	985,121	SEK	9,089
Saint Gobain	1-Day EONIA - 0.275%	Monthly	MSCO	6/03/26	203,060	EUR	20,660
Sakai Heavy Industries	1-Day TONAR - 0.25%	Monthly	GSCO	12/21/26	3,914,010	JPY	(1,222)
SalMar ASA	1-Week NIBOR - 0.28%	Monthly	SEBA	7/29/30	839,848	NOK	(9,714)
Salmon Evolution ASA	1-Week NIBOR - 8.50%	Monthly	SEBA	7/12/26	944,624	NOK	27,919
Sampo PLC	Euro STR - 0.275%	Monthly	SEBA	7/17/30	223,605	EUR	(16,265)
Samsung F&Mins	1-Day FEDEF - 0.45%	Monthly	MSCO	6/24/26	47,608		(6,507)
Samsung Sdi Co Ltd.	1-Day FEDEF - 0.45%	Monthly	MSCO	6/24/26	135,982		(156,416)
Sanbio Company Limited	1-Day TONAR - 8.75%	Monthly	GSCO	6/24/26	11,658,449	JPY	(977)
Sanken Electric Co.	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	17,376,658	JPY	(2,421)
Sanlam Ltd.	1-Day SABOR - 0.50%	Monthly	MSCS	7/17/30	3,562,696	ZAR	(36,425)
Sanlorenzo	Euro STR - 0.30%	Monthly	JPHQ	10/20/30	90,061	EUR	(5,741)
Santanamin Fpo	1-Day RBACR - 6.50%	Monthly	MSCO	6/24/26	68,282	AUD	(31,248)
Santhera	1-Day SARON - 7.15%	Monthly	JPHQ	9/07/26	28,716	CHF	(13,335)
SAP SE	Euro STR - 0.30%	Monthly	JPHQ	11/27/30	239,422	EUR	68,064
Sapporo Holdings Limited	1-Day TONAR - 0.35%	Monthly	GSCO	9/02/26	15,474,857	JPY	(14,328)
SBI Aruhi Corporation	1-Day TONAR - 0.75%	Monthly	GSCO	6/24/26	16,072,589	JPY	(15,046)
Scg Packaging Pcl	1-Day FEDEF - 15.00%	Monthly	MSCO	6/26/26	9,419		(2,831)
Schneider Electric SE	1-Day EONIA - 0.275%	Monthly	MSCO	6/25/26	163,237	EUR	(40,798)
Schoeller-Bleckmann Oilfield Equipment AG	Euro STR - 0.30%	Monthly	JPHQ	7/13/26	146,645	EUR	(41,340)
Sci Pharmtech Inc.	1-Day FEDEF - 4.875%	Monthly	MSCO	6/24/26	41,729		7,773
Scinopharm Taiwan Ltd.	1-Day FEDEF - 3.625%	Monthly	MSCO	6/24/26	71,084		(11,845)
SD Biosensor	1-Day FEDEF - 2.75%	Monthly	MSCO	6/24/26	68,252		9,163
Sdiptech AB	1-Week STIBOR - 1.00%	Monthly	SEBA	7/17/26	1,256,779	SEK	(1,607)
Seatrium Ltd.	1-Day SORA - 1.375%	Monthly	MSCO	6/25/26	61,185	SGD	(6,275)
Seazen Group Ltd.	1-Day HONIA - 0.25%	Monthly	GSCO	1/07/27	1,773,201	HKD	(2,262)
Seche Environnement	1-Day EONIA - 0.275%	Monthly	MSCO	3/30/26	40,599	EUR	6,706
secunet Security Networks AG	Euro STR - 0.30%	Monthly	JPHQ	7/17/30	27,930	EUR	3,400
Sedana Medical AB	1-Week STIBOR - 0.275%	Monthly	SEBA	11/14/30	241,880	SEK	3,647
Sega Sammy Holdings Inc.	1-Day TONAR - 0.35%	Monthly	GSCO	9/08/26	11,668,181	JPY	4,407
Segro PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/30	129,521	GBP	(43,277)
Sembcorp Ind.	1-Day SORA - 0.40%	Monthly	MSCO	6/25/26	284,352	SGD	758
Senior PLC	1-Day SONIA - 0.30%	Monthly	MSCO	3/20/26	93,972	GBP	(77,685)
Senko Group Holdings Co.	1-Day TONAR - 0.25%	Monthly	GSCO	12/22/26	10,085,868	JPY	(976)
Seobu T&D	1-Day FEDEF - 5.375%	Monthly	MSCO	6/24/26	106,536		(63,065)
Seojin System	1-Day FEDEF - 8.00%	Monthly	MSCO	6/24/26	107,278		(94,173)
Septeni Holdings	1-Day TONAR - 1.00%	Monthly	GSCO	6/24/26	13,841,477	JPY	(2,546)
Serica Energy Plc Ord	1-Day SONIA - 0.275%	Monthly	MSCO	8/19/26	175,257	GBP	(78,106)
Seven Bank Ltd.	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	29,154,525	JPY	(13,923)
Severfield PLC	1-Day FEDEF	Monthly	MSCO	1/02/31	29,186	GBP	12,667
Severn Trent PLC	1-Day SONIA - 0.30%	Monthly	MSCS	11/27/30	98,953	GBP	(31,867)
Severn Trent PLC	1-Day SONIA - 0.30%	Monthly	MSCO	1/08/31	14,199	GBP	(5,265)
SG Holdings Co Ltd.	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	27,521,140	JPY	584
SGH Limited Fpo	1-Day RBACR - 0.30%	Monthly	MSCO	1/19/27	135,486	AUD	941
SGS SA	1-Day SARON - 0.35%	Monthly	JPHQ	6/17/29	108,806	CHF	(21,880)
Shaftesbury Capital PLC	1-Day SONIA - 0.30%	Monthly	MSCS	9/26/30	232,936	GBP	(42,972)
Shan Dong Yisheng	1-Day FEDEF - 8.85%	Monthly	MSCO	11/09/26	28,407		(3,339)
Shanghai Junshi Bioscience	1-Day HONIA - 8.00%	Monthly	GSCO	1/27/27	349,494	HKD	4,654

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)

OTC Swap Contracts (continued)

Equity Contracts - Short[d] (continued)
Shanghai Microport Medbot	1-Day HONIA - 2.00%	Monthly	GSCO	1/27/27	192,668	HKD	$(381)
Shanghai Wayne Enterprises	1-Day FEDEF - 13.35%	Monthly	MSCO	6/24/26	9,740		(1,832)
Shangri-La Asia	1-Day HONIA - 0.40%	Monthly	GSCO	6/25/26	781,991	HKD	(15,682)
Sheng Siong	1-Day SORA - 0.40%	Monthly	MSCO	6/25/26	62,649	SGD	(17,620)
Shenzhen Expressway Corporation	1-Day HONIA - 0.40%	Monthly	GSCO	7/17/26	990,647	HKD	(2,387)
Shenzhen Fastprint	1-Day FEDEF - 13.67%	Monthly	MSCO	2/03/27	47,036		(8,406)
Shenzhen Investment Ltd.	1-Day HONIA - 1.00%	Monthly	GSCO	7/10/26	1,101,122	HKD	5,236
Shenzhen Sunline	1-Day FEDEF - 11.95%	Monthly	MSCO	2/25/27	7,711		(134)
Shift Up	1-Day FEDEF - 9.00%	Monthly	MSCO	6/24/26	67,850		19,841
Shima Seiki Mfg	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	9,931,767	JPY	(8,211)
Shimano Inc.	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	36,231,459	JPY	26,555
Shin ETSU Chemical Co.	1-Day TONAR - 0.35%	Monthly	GSCO	9/23/26	12,253,369	JPY	(20,275)
Shinhan Alpha REIT	1-Day FEDEF - 16.125%	Monthly	MSCO	6/24/26	9,535		1
Shochiku Co Ltd.	1-Day TONAR - 0.75%	Monthly	GSCO	6/24/26	33,516,958	JPY	29,521
Shoei Foods Corp.	1-Day TONAR - 1.25%	Monthly	GSCO	6/24/26	17,074,344	JPY	(5,699)
Shop Apotheke Europe NV	Euro STR - 0.85%	Monthly	JPHQ	7/17/30	103,173	EUR	42,017
Shurgard	Euro STR - 0.30%	Monthly	JPHQ	4/14/26	169,406	EUR	25,598
Siam Cement Co.	1-Day FEDEF - 0.75%	Monthly	MSCO	6/25/26	101,410		(18,663)
Siam Global House Public	1-Day FEDEF - 13.75%	Monthly	MSCO	6/25/26	28,795		(10,547)
Siemens	Euro STR - 0.40%	Monthly	MSCS	2/17/32	271,602	EUR	(16,833)
Siemens AG	Euro STR - 0.30%	Monthly	JPHQ	6/25/26	262,527	EUR	(32,837)
Siemens Healthineers AG	Euro STR - 0.30%	Monthly	JPHQ	8/21/30	171,029	EUR	12,216
Sihuan Pharmaceutical	1-Day HONIA - 0.75%	Monthly	GSCO	1/06/27	304,874	HKD	(3,207)
Sika	1-Day SARON - 0.35%	Monthly	JPHQ	11/08/30	93,552	CHF	13,582
Silergy Corp.	1-Day FEDEF - 4.25%	Monthly	MSCO	6/24/26	120,874		12,768
Silicon2	1-Day FEDEF - 6.50%	Monthly	MSCO	6/24/26	80,689		19,327
Siltronic AG	Euro STR - 1.05%	Monthly	JPHQ	5/13/26	142,129	EUR	(84,979)
Simcere Pharmaceutical	1-Day HONIA - 0.25%	Monthly	GSCO	1/06/27	899,087	HKD	(5,455)
Simmtech Co.	1-Day FEDEF - 5.25%	Monthly	MSCO	9/07/26	56,912		(25,292)
Singapore Post	1-Day SORA - 2.50%	Monthly	MSCO	6/22/26	407,221	SGD	96,920
Singapore Telecommunications	1-Day SORA - 0.40%	Monthly	MSCO	6/25/26	38,705	SGD	(8,841)
Sinko Industries Ltd.	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	2,199,507	JPY	(1,524)
Sino Land Co.	1-Day HONIA - 0.40%	Monthly	GSCO	6/25/26	1,347,373	HKD	(83,172)
Sinopec Kantons Hldgs	1-Day HONIA - 0.40%	Monthly	GSCO	6/25/26	1,261,706	HKD	2,442
Sixt SE	Euro STR - 0.30%	Monthly	JPHQ	4/17/26	39,575	EUR	755
SJM Holdings Limited	1-Day HONIA - 1.25%	Monthly	GSCO	12/07/26	517,594	HKD	225
SK Bioscience Co Ltd.	1-Day FEDEF - 0.875%	Monthly	MSCO	6/24/26	85,331		4,822
Sk Eternix	1-Day FEDEF - 10.25%	Monthly	MSCO	6/24/26	71,516		(12,646)
Sk Ie Technology	1-Day FEDEF - 4.75%	Monthly	MSCO	6/24/26	192,493		10,254
SK Innovation	1-Day FEDEF - 2.75%	Monthly	MSCO	6/24/26	179,770		(28,591)
SKAN AG	Euro STR - 0.35%	Monthly	JPHQ	7/17/26	59,913	CHF	3,567
Skandinaviska Enskilda Bank	1-Day FEDEF	Monthly	SEBA	2/11/31	1,006,118	SEK	(3,594)
SKBP	1-Day FEDEF - 0.875%	Monthly	MSCO	6/24/26	144,927		(18,835)
SKC	1-Day FEDEF - 28.75%	Monthly	MSCO	6/24/26	163,410		58
SkiStar AB	1-Week STIBOR - 0.73%	Monthly	SEBA	7/15/29	1,181,298	SEK	(12,161)
Skoceanplant	1-Day FEDEF - 7.75%	Monthly	MSCO	6/24/26	44,890		(1,358)
Skycity Entertainment Group	1-Day NZOCR -0.40%	Monthly	MSCO	6/24/26	98,532	NZD	6,664
SM Entertainment Co. Ltd.	1-Day FEDEF - 4.375%	Monthly	MSCO	3/01/27	716		(7)
Sm Prime Holdings Inc.	1-Day FEDEF - 2.50%	Monthly	MSCO	6/23/26	83,859		3,405
Smc Corp.	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	25,955,191	JPY	(75,227)
Smoore Intl Hdgs Ltd.	1-Day HONIA - 1.75%	Monthly	GSCO	6/25/26	448,337	HKD	16,447
Smurfit Westrock PLC	1-Day FEDEF	Monthly	MSCO	2/24/31	21,823	GBP	(3,695)
Snam SpA	Euro STR - 0.30%	Monthly	JPHQ	7/17/30	125,072	EUR	(58,775)
Snt Dynamics	1-Day FEDEF - 7.125%	Monthly	MSCO	6/24/26	47,563		728
Sodexo	1-Day EONIA - 0.30%	Monthly	MSCS	11/27/30	214,753	EUR	14,870
Softbank Group Corp.	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	6,671,613	JPY	(14,872)
S-Oil	1-Day FEDEF - 2.125%	Monthly	MSCO	6/24/26	154,846		(109,542)
Soitec SA	1-Day EONIA - 0.30%	Monthly	MSCS	8/12/30	75,011	EUR	(7,062)
Solaria Energia y Medio Ambiente SA	1-Day EONIA - 0.35%	Monthly	MSCS	7/17/30	32,998	EUR	(53,046)
Solasia Pharma	1-Day TONAR - 5.50%	Monthly	GSCO	6/24/26	5,460,322	JPY	(3,430)
Solum	1-Day FEDEF - 5.625%	Monthly	MSCO	6/24/26	56,449		(6,595)
Solus Advanced Materials	1-Day FEDEF - 6.622%	Monthly	MSCO	6/24/26	92,239		(1,327)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)

OTC Swap Contracts (continued)

Equity Contracts - Short[d] (continued)
Solutions 30 SE	1-Day EONIA - 10.125%	Monthly	MSCO	2/25/27	4,822	EUR	$(27)
Somero Enterprises	1-Day SONIA - 1.25%	Monthly	MSCO	12/01/30	28,928	GBP	3,145
Sonova Holding AG	1-Day SARON - 0.35%	Monthly	JPHQ	8/08/30	25,166	CHF	1,217
Soul WH Fpo	1-Day RBACR - 0.40%	Monthly	MSCO	6/24/26	201,067	AUD	5,343
South32 Ltd.	1-Day SABOR - 2.125%	Monthly	MSCS	10/10/30	914,806	ZAR	(25,831)
Sparebank 1 Oestlandet	1-Week NIBOR - 0.28%	Monthly	SEBA	12/23/30	1,297,004	NOK	(34,150)
SpareBank 1 SMN	1-Week NIBOR - 1.50%	Monthly	SEBA	10/23/30	2,957,811	NOK	(62,466)
SpareBank 1 SR Bank ASA	1-Week NIBOR - 0.28%	Monthly	SEBA	7/22/30	2,531,113	NOK	(65,999)
Sparebanken Vest	1-Week NIBOR - 0.275%	Monthly	SEBA	3/24/26	769,723	NOK	(20,143)
Spark New Zealand Ltd.	1-Day NZOCR - 0.40%	Monthly	MSCO	9/03/26	154,741	NZD	2,074
Spirax-Sarco Engineering PLC	1-Day SONIA - 0.30%	Monthly	MSCS	11/27/30	127,046	GBP	(13,031)
Square Enix Holdings Co.	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	14,935,873	JPY	13,250
Sri Trang Agro Industry	1-Day FEDEF -12.125%	Monthly	MSCO	2/02/27	32,394		(4,926)
SSE PLC	1-Day SONIA - 0.30%	Monthly	MSCS	11/27/28	144,106	GBP	(82,587)
SSY Group Limited	1-Day HONIA - 0.40%	Monthly	GSCO	6/25/26	1,596,661	HKD	14,453
St Barbara Fpo	1-Day RBACR - 0.675%	Monthly	MSCO	6/24/26	191,999	AUD	(108,871)
Starlux Airlines Co Ltd.	1-Day FEDEF - 6.375%	Monthly	MSCO	6/24/26	141,335		15,232
Steadfast Fpo	1-Day RBACR - 0.40%	Monthly	MSCO	6/24/26	222,472	AUD	34,838
Stef	1-Day EONIA - 0.275%	Monthly	MSCO	10/28/26	39,435	EUR	(1,164)
Stellantis	Euro STR - 0.30%	Monthly	JPHQ	5/08/26	166,167	EUR	35,631
Stor-age Prop Reit Ltd.	1-Day SABOR - 0.50%	Monthly	MSCO	1/11/27	516,195	ZAR	(2,469)
Storskogen Group AB	1-Week STIBOR - 0.75%	Monthly	SEBA	7/17/30	2,008,860	SEK	76,980
STOXX Europe 600 Utilities Index	1-Day EONIA - 0.45%	Monthly	MSCS	9/13/30	841,476	EUR	(37,599)
STOXX Europe 600 Utilities Index	1-Day EONIA - 0.45%	Monthly	MSCS	3/25/35	804,145	EUR	(21,379)
Strabag SE	Euro STR - 0.30%	Monthly	JPHQ	2/23/27	44,734	EUR	(903)
Straumann Group	1-Day SARON - 0.35%	Monthly	JPHQ	10/18/30	224,214	CHF	6,269
Strike Energy Fpo	1-Day RBACR - 3.625%	Monthly	MSCO	6/24/26	89,784	AUD	16,631
Studio Dragon Corp.	1-Day FEDEF - 4.00%	Monthly	MSCO	1/18/27	24,646		339
STX Engine	1-Day FEDEF - 17.00%	Monthly	MSCO	6/24/26	33,263		(10,038)
Sudzucker AG	Euro STR - 0.30%	Monthly	JPHQ	8/19/30	159,909	EUR	879
Suess Microtec SE	Euro STR - 0.80%	Monthly	JPHQ	2/10/27	97,806	EUR	(16,522)
Sumber Alfaria Trijaya Tb	1-Day FEDEF - 4.00%	Monthly	MSCO	6/24/26	25,737		6,915
Sumco Corporation	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	13,348,207	JPY	(40,229)
Sumitomo Metal Mining Co.	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	5,042,740	JPY	(56,636)
Sun Yad Construction Co.	1-Day FEDEF - 16.75%	Monthly	MSCO	6/24/26	79,285		2,181
Sunac Services Hldgs	1-Day HONIA - 2.09%	Monthly	GSCO	11/13/26	962,899	HKD	12,180
Sung Kwang Bend Co. Ltd.	1-Day FEDEF - 4.00%	Monthly	MSCO	1/22/27	76,086		(13,071)
Sungeel Hitech	1-Day FEDEF - 17.00%	Monthly	MSCO	6/24/26	73,268		(45,226)
Sungshin Cement Industry	1-Day FEDEF - 4.625%	Monthly	MSCO	10/13/26	7,548		(345)
Sunresin New Mater	1-Day FEDEF - 6.05%	Monthly	MSCO	9/29/26	21,004		(6,269)
Sunrise	1-Day SARON - 0.35%	Monthly	JPHQ	5/08/26	145,440	CHF	(18,876)
Sunshine Lake Pharma Co.	HIBOR - 1.75%	Monthly	GSCO	7/06/26	192,546	HKD	5,969
Supermarket Income REIT	1-Day SONIA - 0.28%	Monthly	MSCS	9/16/30	43,314	GBP	(7,767)
Supply Net Fpo	1-Day RBACR - 0.875%	Monthly	MSCO	9/24/26	195,783	AUD	(7,425)
Suzhou Institute of Build	1-Day FEDEF - 3.729%	Monthly	MSCO	9/02/26	12,422		(845)
Svenska Cellulosa AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/30	2,945,089	SEK	(6,391)
Svenska Handelsbanken	1-Week STIBOR - 0.275%	Monthly	SEBA	5/08/30	1,874,810	SEK	(37,404)
Swatch Group	1-Day SARON - 0.35%	Monthly	JPHQ	7/30/30	49,537	CHF	(7,505)
Swiss Prime Site	1-Day SARON - 0.35%	Monthly	JPHQ	5/01/26	48,433	CHF	(11,237)
Swiss Re	1-Day SARON - 0.35%	Monthly	JPHQ	12/30/26	30,939	CHF	(2,378)
Swisscom AG	1-Day SARON - 0.35%	Monthly	JPHQ	2/03/31	176,096	CHF	(83,501)
Sword Group SE	1-Day EONIA - 4.00%	Monthly	MSCS	7/17/29	19,966	EUR	3,263
Syarikat Takaful Malaysia	1-Day FEDEF - 3.125%	Monthly	MSCO	6/25/26	79,529		(5,526)
Sydbank AS	1-Week CIBOR - 0.275%	Monthly	SEBA	5/27/26	1,256,423	DKK	(29,814)
Syensqo	Euro STR - 0.30%	Monthly	JPHQ	5/08/26	232,124	EUR	79,976
Symtek Automation Asia Co.	1-Day FEDEF - 19.00%	Monthly	MSCO	1/18/27	59,032		(2,949)
Systex Corporation	1-Day FEDEF - 3.75%	Monthly	MSCO	12/16/26	86,995		(430)
Syuppin Co. Limited	1-Day TONAR - 0.35%	Monthly	GSCO	12/01/26	10,762,397	JPY	(9,580)
T Halk Bankasi	1-Day FEDEF - 12.75%	Monthly	MSCO	1/07/27	26,572		(2,237)
Ta Ya Electronic Wire & Co.	1-Day FEDEF - 9.25%	Monthly	MSCO	6/24/26	121,332		(6,274)
TAG Immobilien AG	Euro STR - 0.30%	Monthly	JPHQ	8/16/30	28,077	EUR	(3,394)
Taihan Elecwire	1-Day FEDEF - 5.50%	Monthly	MSCO	6/24/26	109,550		(97,821)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)

OTC Swap Contracts (continued)

Equity Contracts - Short[d] (continued)
Taihei Dengyo Kaisha	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	20,778,139	JPY	$(73,681)
Taita Chemical	1-Day FEDEF - 6.375%	Monthly	MSCO	2/10/27	9,791		(317)
Taiwan Acceptance Corp.	1-Day FEDEF - 3.081%	Monthly	MSCO	8/19/26	17,839		3,336
Taiwan High Speed Rail Co.	1-Day FEDEF - 0.75%	Monthly	MSCO	6/24/26	299,380		23,910
Taiwan Mobile Co.	1-Day FEDEF - 0.75%	Monthly	MSCO	6/24/26	146,609		8,658
Taiwan Styrene Monomer	1-Day FEDEF - 4.25%	Monthly	MSCO	6/24/26	24,522		(436)
Taiwan-Asia Semiconductor	1-Day FEDEF - 8.75%	Monthly	MSCO	6/24/26	72,805		(17,407)
Takara Leben Real Estate	1-Day TONAR - 0.35%	Monthly	GSCO	8/24/26	10,012,733	JPY	1,604
Tama Home Co Limited	1-Day TONAR - 5.75%	Monthly	GSCO	10/15/26	9,118,363	JPY	(5,783)
Tamburi	Euro STR - 0.30%	Monthly	JPHQ	7/17/26	69,278	EUR	(13,747)
Tate & Lyle PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/30	208,535	GBP	49,434
Tatung Co Ltd.	1-Day FEDEF - 3.375%	Monthly	MSCO	7/14/26	72,893		(2,650)
Tav Havalimanlari	1-Day FEDEF - 5.00%	Monthly	MSCO	9/21/26	148,541		(31,095)
Taylor Wimpey Plc Ord	1-Day SONIA - 0.275%	Monthly	MSCO	8/19/26	143,131	GBP	(23,417)
Tbs Holdings Inc.	1-Day TONAR - 0.35%	Monthly	GSCO	7/10/26	13,486,943	JPY	(12,020)
Teamviewer SE	Euro STR - 0.30%	Monthly	JPHQ	6/25/26	47,812	EUR	9,605
Technoprobe	Euro STR - 0.30%	Monthly	JPHQ	10/16/30	103,268	EUR	(243,814)
Tekfen Holding	1-Day FEDEF - 5.25%	Monthly	MSCO	9/21/26	103,577		22,292
Telenor ASA	1-Week NIBOR - 0.28%	Monthly	SEBA	11/27/28	501,195	NOK	(4,709)
Tenaris	Euro STR - 0.30%	Monthly	JPHQ	6/19/26	225,773	EUR	(121,988)
Tess Holdings Co Ltd.	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	18,697,114	JPY	(93,261)
TGS ASA	1-Week NIBOR - 1.50%	Monthly	SEBA	4/16/26	570,179	NOK	(25,154)
Thai Beverage	1-Day SORA - 0.40%	Monthly	MSCO	6/25/26	222,540	SGD	732
Theon International Plc	Euro STR - 5.30%	Monthly	JPHQ	6/19/26	182,256	EUR	(22,845)
Thermador Groupe SA	1-Day EONIA - 2.25%	Monthly	MSCS	8/16/30	13,702	EUR	(498)
THG Plc Ord	1-Day SONIA - 4.48%	Monthly	MSCO	3/22/29	98,429	GBP	21,990
Thomson Medical	1-Day SORA - 6.75%	Monthly	MSCO	6/25/26	12,327	SGD	(3,692)
Thule Group AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/30	1,591,830	SEK	(1,197)
ThyssenKrupp Nucera AG	Euro STR - 0.34%	Monthly	JPHQ	3/28/26	129,269	EUR	(26,113)
Tiangong International Co.	1-Day HONIA - 1.25%	Monthly	GSCO	6/25/26	265,638	HKD	(35,638)
Tietoevry Corp.	Euro STR - 0.275%	Monthly	SEBA	3/04/31	127,718	EUR	(26,249)
Tikehau Capital SCA	1-Day EONIA - 4.00%	Monthly	MSCS	7/17/26	61,983	EUR	2,539
Timee Inc.	1-Day TONAR - 10.50%	Monthly	GSCO	11/16/26	5,044,336	JPY	2,875
Titan SA	Euro STR - 0.75%	Monthly	JPHQ	11/03/26	53,980	EUR	(15,546)
TKP Corporation	1-Day TONAR - 2.31%	Monthly	GSCO	6/24/26	25,313,078	JPY	(8,789)
TLB Co. Ltd.	1-Day FEDEF - 2.75%	Monthly	MSCO	2/25/27	31,995		1,416
Tmbthanachart Bank Pcl	1-Day FEDEF - 2.50%	Monthly	MSCO	7/22/26	68,953		(19,020)
TOC Co Ltd.	1-Day TONAR - 0.35%	Monthly	GSCO	7/13/26	12,459,275	JPY	(11,145)
Toei Co Ltd.	1-Day TONAR - 0.35%	Monthly	GSCO	10/12/26	14,938,755	JPY	2,311
Toho Holdings Co. Ltd.	1-Day TONAR - 0.25%	Monthly	GSCO	12/21/26	9,411,299	JPY	(1,641)
Toho Titanium Co.	1-Day TONAR - 1.25%	Monthly	GSCO	6/24/26	14,793,583	JPY	(93,920)
Tokyo Electron	1-Day TONAR - 0.35%	Monthly	GSCO	10/08/26	7,354,065	JPY	(9,261)
Tokyo Keiki Inc.	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	11,830,412	JPY	(64,702)
Tokyo Metro Co Ltd.	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	6,996,193	JPY	(276)
Tokyo Tatemono Co.	1-Day TONAR - 0.35%	Monthly	GSCO	7/06/26	12,446,512	JPY	(39,016)
Tomra Systems ASA	1-Week NIBOR - 0.28%	Monthly	SEBA	1/08/31	442,134	NOK	3,738
Tosei Reit Investment Corp.	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	11,913,445	JPY	(6,639)
TotalEnergies	1-Day EONIA - 0.275%	Monthly	MSCO	3/04/31	213,321	EUR	(56,988)
Towa Corp.	1-Day TONAR - 1.00%	Monthly	GSCO	12/30/26	8,661,279	JPY	(15,873)
Toyo Gosei Co Ltd.	1-Day TONAR - 4.50%	Monthly	GSCO	6/24/26	24,563,184	JPY	(158,864)
Toyota Motor Corp.	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	21,184,035	JPY	(48,012)
Transaction Capital Ltd.	1-Day SABOR - 0.50%	Monthly	MSCS	7/17/26	431,291	ZAR	13,664
Transaction Co Ltd	1-Day TONAR - 1.00%	Monthly	GSCO	6/24/26	4,805,206	JPY	(4,316)
Transurban Stapled	1-Day RBACR - 0.40%	Monthly	MSCO	6/19/26	200,480	AUD	(1,302)
Traton SE	Euro STR - 0.80%	Monthly	JPHQ	7/17/30	172,062	EUR	(41,261)
Tri Chemical Laboratories	1-Day TONAR - 0.35%	Monthly	GSCO	8/24/26	5,689,663	JPY	(7,666)
Tritax Big Box	1-Day SONIA - 0.275%	Monthly	MSCO	4/24/26	232,977	GBP	(59,019)
Troax Group AB	1-Week STIBOR - 0.28%	Monthly	SEBA	8/02/30	295,660	SEK	10,509
True Corporation Pcl	1-Day FEDEF - 1.25%	Monthly	MSCO	1/19/27	22,162		(5,159)
Truecaller AB	1-Week STIBOR - 0.275%	Monthly	SEBA	5/07/30	436,167	SEK	(485)
Truworths Int Ltd.	1-Day SABOR - 0.50%	Monthly	MSCO	7/16/26	2,949,198	ZAR	(9,100)
Tryg A/S	1-Week CIBOR - 0.28%	Monthly	SEBA	7/13/26	2,849,374	DKK	11,559
Tuas Ltd Fpo	1-Day RBACR - 0.875%	Monthly	MSCO	6/24/26	136,624	AUD	1,117

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)

OTC Swap Contracts (continued)

Equity Contracts - Short[d] (continued)
Tubacex SA	1-Day EONIA - 1.63%	Monthly	MSCS	7/17/30	84,826	EUR	$(4,091)
Turk Hava Yollari	1-Day FEDEF - 1.10%	Monthly	MSCO	1/26/27	118,287		540
U-Ming Marine Transport	1-Day FEDEF - 3.00%	Monthly	MSCO	8/25/26	149,070		(19,227)
UMS	1-Day SORA - 3.25%	Monthly	MSCO	1/06/27	105,386	SGD	(14,330)
Unicharm Corp.	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	23,810,786	JPY	(7,344)
Unilever Plc Ord.	1-Day SONIA - 0.275%	Monthly	MSCO	10/16/30	271,533	GBP	(37,688)
Unimicron Technology	1-Day FEDEF - 2.125%	Monthly	MSCO	6/24/26	145,826		(324,943)
UNIQA Insurance Group AG	Euro STR - 0.30%	Monthly	JPHQ	3/18/26	52,347	EUR	(5,348)
Unisem Bhd	1-Day FEDEF - 8.25%	Monthly	MSCO	9/22/26	28,272		(1,429)
Unite Group PLC (The)	1-Day SONIA - 0.30%	Monthly	MSCS	7/05/26	190,093	GBP	74,260
United Internet AG	Euro STR - 0.30%	Monthly	JPHQ	3/20/26	211,105	EUR	(111,457)
United Laboratories	1-Day HONIA - 0.25%	Monthly	GSCO	12/07/26	497,122	HKD	(2,887)
United Super Markets Hldg	1-Day TONAR - 1.00%	Monthly	GSCO	7/06/26	25,343,758	JPY	258
Universal Microwave Technologies	1-Day FEDEF - 7.625%	Monthly	MSCO	8/10/26	25,408		(77,582)
Universal Music Group	Euro STR - 0.30%	Monthly	JPHQ	9/05/30	48,547	EUR	6,762
UOB	1-Day SORA - 0.40%	Monthly	MSCO	10/12/26	58,652	SGD	(384)
USI Corporation	1-Day FEDEF - 2.50%	Monthly	MSCO	6/24/26	66,173		(9,778)
Vaisala Corporation	Euro STR - 0.275%	Monthly	SEBA	6/24/26	107,399	EUR	(8,239)
Vallourec	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/30	40,408	EUR	(8,431)
Valneva SE	1-Day EONIA - 4.50%	Monthly	MSCS	5/16/26	44,899	EUR	(19,710)
Valqua Ltd.	TONAR - 0.35%	Monthly	GSCO	6/24/26	24,661,459	JPY	(93,856)
Vastned Nv	Euro STR - 0.30%	Monthly	JPHQ	8/18/26	17,137	EUR	(1,310)
VAT Group AG	1-Day SARON - 0.35%	Monthly	JPHQ	4/22/26	158,678	CHF	(220,473)
Vats Liquor Chain	1-Day FEDEF - 9.95%	Monthly	MSCO	6/24/26	8,735		1,369
Vbg Group Ab Ser B	1-Week STIBOR - 0.275%	Monthly	SEBA	6/03/26	836,715	SEK	(28,014)
Vend Marketplaces ASA	1-Day FEDEF	Monthly	SEBA	1/16/31	1,903,816	NOK	(87,141)
Venustech Group	1-Day FEDEF - 16.95%	Monthly	MSCO	2/08/27	31,436		(253)
VERBIO Vereinigte BioEnergie AG	Euro STR - 1.00%	Monthly	JPHQ	7/01/27	105,650	EUR	(167,917)
VGP NV	Euro STR - 0.30%	Monthly	JPHQ	7/17/30	83,445	EUR	(37,945)
Via Labs Inc.	1-Day FEDEF - 6.875%	Monthly	MSCO	6/24/26	69,578		12,655
Vicore Pharma Holdings Ab	1-Week STIBOR - 0.275%	Monthly	SEBA	2/08/27	74,001	SEK	144
Vimian Group	1-Week STIBOR - 0.275%	Monthly	SEBA	7/01/26	1,382,117	SEK	42,031
Vinatech	1-Day FEDEF - 15.00%	Monthly	MSCO	6/24/26	22,366		(58,549)
Vinci	1-Day EONIA - 0.30%	Monthly	MSCS	11/27/30	156,948	EUR	(35,323)
Virbac	1-Day EONIA - 0.30%	Monthly	MSCS	4/01/26	86,550	EUR	(17,474)
Vital Healthcare Property	1-Day NZOCR - 0.788%	Monthly	MSCO	6/24/26	93,479	NZD	(1,912)
Vodacom Group Ltd.	1-Day SABOR - 0.75%	Monthly	MSCS	7/13/28	1,583,136	ZAR	(20,029)
Voltalia SA	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/30	135,137	EUR	17,207
Voltronic Power Technology	1-Day FEDEF - 9.50%	Monthly	MSCO	10/28/26	67,303		7,972
Volvo Group (The)	1-Week STIBOR - 0.28%	Monthly	SEBA	11/27/28	1,411,024	SEK	(39,478)
Vopak	Euro STR - 0.30%	Monthly	JPHQ	7/17/30	64,533	EUR	(8,491)
Vossloh Ag	Euro STR - 0.30%	Monthly	JPHQ	8/18/26	203,037	EUR	(568)
VT	1-Day FEDEF - 18.00%	Monthly	MSCO	6/24/26	44,299		23,394
VZ Holding	1-Day SARON - 1.30%	Monthly	JPHQ	12/16/26	68,605	CHF	2,375
Wa1 Resources Fpo	1-Day RBACR - 5.25%	Monthly	MSCO	6/24/26	83,068	AUD	(5,848)
Wacker Chemie AG	Euro STR - 0.30%	Monthly	JPHQ	3/20/26	319,732	EUR	(91,813)
Wallenstam AB Series B	1-Week STIBOR - 0.275%	Monthly	SEBA	7/17/30	1,108,454	SEK	(6,991)
Walsin Lihwa Corp.	1-Day FEDEF - 4.625%	Monthly	MSCO	9/23/26	132,645		(41,884)
Want Want China Holdings	1-Day HONIA - 0.25%	Monthly	GSCO	6/25/26	885,290	HKD	(1,407)
Warehouses De Pauw	Euro STR - 0.30%	Monthly	JPHQ	1/05/31	74,977	EUR	(17,942)
Watches of Switzerland	1-Day SONIA - 0.275%	Monthly	MSCO	2/16/31	185,046	GBP	(45,888)
Wavestone	1-Day EONIA - 0.30%	Monthly	MSCS	7/18/30	58,282	EUR	731
WCT Holdings Berhad	1-Day FEDEF - 6.875%	Monthly	MSCO	9/23/26	54,824		15,707
WeBuyCars Pty Ltd.	1-Day SABOR - 2.75%	Monthly	MSCO	7/17/30	3,480,675	ZAR	38,133
Webzen Co.	1-Day FEDEF - 3.625%	Monthly	MSCO	8/26/26	21,283		1,497
Weimob Inc.	1-Day HONIA - 4.84%	Monthly	GSCO	1/06/27	717,562	HKD	2,134
Weir Group PLC	1-Day SONIA - 0.76%	Monthly	MSCS	2/19/29	185,440	GBP	(78,598)
Wemade	1-Day FEDEF - 4.25%	Monthly	MSCO	6/24/26	106,209		23,850
Wendel Group	1-Day EONIA - 0.30%	Monthly	MSCS	5/27/26	257,050	EUR	(17,167)
West China Cement Ltd.	1-Day HONIA - 2.75%	Monthly	GSCO	6/25/26	1,490,156	HKD	9,544
West Holdings Corp.	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	14,581,829	JPY	(11,248)
Westpac Fpo	1-Day RBACR - 0.40%	Monthly	MSCO	6/24/26	279,497	AUD	(32,903)
WHA Corporation Public Co.	1-Day FEDEF - 7.75%	Monthly	MSCO	10/09/26	49,287		(13,621)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)

OTC Swap Contracts (continued)

Equity Contracts - Short[d] (continued)
Wharf	1-Day HONIA - 0.40%	Monthly	GSCO	6/25/26	333,828	HKD	$(6,433)
Whitbread PLC	1-Day SONIA - 0.30%	Monthly	MSCS	4/14/26	133,165	GBP	18,383
Wienerberger AG	Euro STR - 0.30%	Monthly	JPHQ	8/26/30	167,562	EUR	(4,063)
Wihlborgs Fastigheter AB	1-Week STIBOR - 0.275%	Monthly	SEBA	11/11/29	1,451,266	SEK	(8,425)
Wiit SpA	Euro STR - 0.70%	Monthly	JPHQ	7/31/30	64,012	EUR	(19,401)
Wilmar Intl.	1-Day SORA - 0.40%	Monthly	MSCO	9/08/26	174,195	SGD	(19,762)
Wintime Energy Group	1-Day FEDEF - 4.40%	Monthly	MSCO	2/04/27	58,362		(7,965)
Wise PLC Class A ORD	1-Day SONIA - 0.275%	Monthly	MSCO	2/24/31	78,110	GBP	(755)
Wizz Air Holdings PLC	1-Day SONIA - 0.30%	Monthly	MSCS	12/19/30	152,225	GBP	21,084
WNC Corporation	1-Day FEDEF - 3.125%	Monthly	MSCO	2/11/27	21,739		(2,227)
Woolworths Holdings Ltd.	1-Day SABOR - 0.50%	Monthly	MSCO	9/15/30	5,668,060	ZAR	2,146
WPG Holdings Limited	1-Day FEDEF - 2.25%	Monthly	MSCO	8/18/26	17,805		(136)
WPP PLC	1-Day SONIA - 0.30%	Monthly	MSCS	9/30/35	55,643	GBP	5,997
Wuhan Jingce Electric	1-Day FEDEF - 6.51%	Monthly	MSCO	11/04/26	57,516		(61,062)
Wuxi Rural Commercial	1-Day FEDEF - 12.194%	Monthly	MSCO	6/24/26	24,952		475
Xinte Energy Co. Ltd.	1-Day HONIA - 7.99%	Monthly	GSCO	1/22/27	361,588	HKD	1,640
Xinyi Solar Holdings Limtied	1-Day HONIA - 1.25%	Monthly	GSCO	12/07/26	421,584	HKD	(3,600)
XP Power Ltd.	1-Day SONIA - 0.30%	Monthly	MSCS	8/30/30	14,853	GBP	(6,619)
Xpeng Inc.	1-Day HONIA - 0.40%	Monthly	GSCO	6/25/26	1,326,382	HKD	13,359
XPS Pensions Group Plc	1-Day SONIA - 0.275%	Monthly	MSCO	1/28/27	80,710	GBP	11,171
XTB	1-Day FEDEF - 0.50%	Monthly	MSCO	6/30/26	231,656		(88,515)
Xvivo Perfusion AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/26	998,171	SEK	12,238
Yakult Honsha Co.	1-DAY TONAR - 0.25%	Monthly	GSCO	6/24/26	6,229,432	JPY	(287)
Yamaha Motor Co.	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	23,335,700	JPY	(16,870)
Yamami Company	1-Day TONAR - 6.75%	Monthly	GSCO	9/30/26	4,537,210	JPY	(2,352)
Yamato Holdings Co Ltd.	1-Day TONAR - 0.35%	Monthly	GSCO	7/15/26	4,727,978	JPY	865
Yankuang Energy Group	1-Day HONIA - 1.00%	Monthly	GSCO	8/27/26	209,071	HKD	(9,049)
Yapi VE Kredi Bank	1-Day FEDEF - 0.53%	Monthly	MSCO	9/21/26	110,477		(28,727)
Yaskawa Electric Corp.	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	9,510,860	JPY	(42,129)
YC Inox Co Ltd.	1-Day FEDEF - 2.00%	Monthly	MSCO	7/02/26	44,745		4,031
Yidu Tech Inc.	1-Day HONIA - 8.00%	Monthly	GSCO	6/25/26	1,294,758	HKD	(8,285)
Yihai International Holdings	1-Day HONIA - 0.40%	Monthly	GSCO	6/25/26	575,831	HKD	(5,553)
YIT Corp.	Euro STR - 0.275%	Monthly	SEBA	11/08/30	66,007	EUR	(17,715)
Yokogawa Bridge Holdings	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	17,255,053	JPY	(27,192)
Yokohama REIT Co Ltd.	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	14,769,750	JPY	(30,296)
Yondoshi Holdings Inc.	1-Day TONAR - 0.35%	Monthly	GSCO	8/24/26	10,765,198	JPY	(5,802)
Yoshinoya Holdings Co Ltd.	1-Day TONAR - 1.00%	Monthly	GSCO	6/24/26	34,786,569	JPY	60
Ypsomed Holding AG	1-Day SARON - 0.35%	Monthly	JPHQ	7/17/26	146,132	CHF	36,206
Yuhan	1-Day FEDEF - 0.75%	Monthly	MSCO	6/24/26	124,951		1,355
Yutori Inc.	1-Day TONAR - 7.75%	Monthly	GSCO	8/24/26	5,009,430	JPY	9,607
Zai Lab Limited	1-Day HONIA - 0.40%	Monthly	GSCO	8/18/26	578,899	HKD	7,008
Zhejiang Jinggon	1-Day FEDEF - 4.90%	Monthly	MSCO	9/04/26	22,169		(3,414)
Zhejiang Weixing	1-Day FEDEF - 10.30%	Monthly	MSCO	11/20/26	12,359		(1,358)
Zhejiang Weixing – A Shares	1-Day FEDEF - 7.15%	Monthly	MSCO	1/11/27	81,537		(306)
Zhong Yang Technology Co.	1-Day FEDEF - 10.625%	Monthly	MSCO	6/24/26	37,087		9,444
Zhongan Online P & C	1-Day HONIA - 8.50%	Monthly	GSCO	6/25/26	1,043,350	HKD	14,749
Zhongsheng Group Holdings	1-Day HONIA - 3.50%	Monthly	GSCO	6/25/26	758,093	HKD	20,077
Zip Co Ltd Fpo	1-Day RBACR - 0.40%	Monthly	MSCO	6/24/26	215,881	AUD	55,828

							(20,192,380)

Interest Rate Contracts - Long[a]
Egyptian Treasury Bills	1-Day FEDEF	Monthly	CITI	6/02/26	1,334,250		61,732

Total - Total Return Swap Contracts							$2,389,280

* In U.S. dollars unless otherwise indicated.

a The Fund receives the total return on the underlying instrument and pays a variable financing rate.

b Fair valued using significant unobservable inputs. See Note 7 regarding fair value investments.

c Notional value rounds to less than 1.

d The Fund receives the variable financing rate and pays the total return on the underlying instrument.

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin Alternative Strategies Fund (continued)

Abbreviations

Counterparty			Currency		Selected Portfolio
BNPP	BNP Paribas		AUD	Australian Dollar	ADR	American Depositary Receipt
BNYM	The Bank of New York Mellon Corp.		BRL	Brazilian Real	ASX	Australian Securities Exchange
BZWS	Barclays Bank PLC		CAD	Canadian Dollar	BOBL	Bundesobligation
CITI	Citigroup, NA		CHF	Swiss Franc	BRLCDI	Brazil Cetip Di Interbank Deposit Rate
DBAB	Deutsche Bank, AG		COP	Colombian Peso	BUBOR	Budapest Interbank Offered Rate
GSCO	Goldman Sachs International		CZK	Czech Koruna	CAC	Cotation Assistee en Continu
HSBC	HSBC Bank PLC		DKK	Danish Krone	CBOE	Chicago Board Options Exchange
JPHQ	JP Morgan Chase Bank, NA		DOP	Dominican Peso	CIBOR	Copenhagen Interbank Offered Rate
MLCO	Merrill Lynch & Co., Inc.		EGP	Egyptian Pound	CMT	Constant Maturity Treasury Index
MSCO	Morgan Stanley & Co. LLC		EUR	Euro	COIR	Colombia Overnight Interbank Rate
MSCS	Morgan Stanley Capital Services LLC		GBP	British Pound	CORRA	Canadian Overnight Repo Rate Average
SEBA	Skandinaviska Enskilda Banken AB		HKD	Hong Kong Dollar	DAX	Deutscher Aktienindex
			HUF	Hungarian Forint	DJIA	Dow Jones Industrial Average
			IDR	Indonesian Rupiah	ECX	European Climate Exchange
			INR	Indian Rupee	EMTN	Euro Medium Term Note
			JPY	Japanese Yen	EONIA	Euro OverNight Index Average
			KZT	Kazakhstani Tenge	ETF	Exchange Traded Fund
			MXN	Mexican Peso	EURIBOR	Euro Interbank Offered Rate
			MYR	Malaysian Ringgit	FEDEF	Federal Funds Effective Rate
			NGN	Nigerian Naira	FRN	Floating Rate Note
			NOK	Norwegian Krone	FTSE	Financial Times Stock Exchange
			NZD	New Zealand Dollar	HIBOR	Hong Kong Interbank Offered Rate
			PEN	Peruvian Nuevo Sol	HONIA	Hong Kong Overnight Index Average
			PLN	Polish Zloty	IBEX	Iberian Index
			PYG	Paraguay Guarani	JIBAR	Johannesburg Interbank Agreed Rate
			SEK	Swedish Krona	JSE	Johannesburg Stock Exchange Index
			SGD	Singapore Dollar	KLIBOR	Kuala Lumpur Interbank Offered Rate
			TRY	Turkish Lira	KOSPI	Korean Composite Stock Price Index
			USD	United States Dollar	MIB	Milano Italia Borsa
			ZAR	South African Rand	MIBOR	Mumbai Interbank Overnight Rate
					MSCI	Morgan Stanley Capital International
Index					NIBOR	Norwegian Interbank Offered Rate
CDX.EM	CDX Emerging Markets Index				NZOCR	Reserve Bank of New Zealand Cash Rate
CDX.NA.HY	CDX North America High Yield Index				OAT	Obligation Assumable by the Treasurer
CDX.NA.IG	CDX North America Investment Grade Index				PIK	Payment In-Kind
ITRX.EUR	iTraxx Europe Index				PRIBOR	Prague Interbank Offered Rate
ITRX.EUR.XOVER	iTraxx Europe Crossover Index				RBACR	Reserve Bank of Australia’s Cash Rate
					REIT	Real Estate Investment Trust
The following reference rates, and their values as of period end, are used for security description:					SABOR	South African Benchmark Overnight Rate
					SARON	Swiss Average Rate Overnight
Reference Index		Reference Rate			SOFR	Secured Overnight Financing Rate
1-Day EONIA		1.930%			SONIA	Sterling Overnight Index Average
1-Day FEDEF		3.640			SORA	Singapore Overnight Rate Average
1-Day HONIA		2.330			SPDR	Standard & Poor’s Depositary Receipt
1-Day NZOCR		2.250			SPI	Swiss Performance Index
1-Day RBACR		4.100			STIBOR	Stockholm Interbank Offered Rate
1-Day SABOR		6.696			STR	Short Term Rate
1-Day SARON		-0.050			TLREF	Turkish Lira Overnight Reference Rate
1-Day SONIA		3.727			TONAR	Tokyo Overnight Average Rate
1-Day SORA		1.053			TOPIX	Tokyo Price Index
1-Day TONAR		0.727			TSX	Toronto Stock Exchange
1-Month EURIBOR		1.943			WTI	West Texas Intermediate
1-Month SOFR		3.669
1-Week CIBOR		1.810
1-Week NIBOR		3.980
1-Week STIBOR		1.770
3-Month JIBAR		6.625
3-Month SOFR		3.666
6-Month BUBOR		6.100
6-Month PRIBOR		3.450
Banxico Mexico 1 Month Rate		7.000
BRLCDI		14.900
COIR		9.634
EURIBOR		2.708
Euro STR		1.930
HIBOR		2.552
HONIA		2.330
KLIBOR		3.230
MIBOR		5.170
SOFR		3.680
TONAR		0.727
TLREF		36.873
US 5 Year CMT T-Note		3.510

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

Notes to Consolidated Schedule of Investments (unaudited)

1. Organization

Franklin Alternative Strategies Funds (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of one fund, Franklin Alternative Strategies Fund (Fund). The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.

Effective January 30, 2026, K2 Alternative Strategies Fund was renamed Franklin Alternative Strategies Fund.

2. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Board has designated the Fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities, exchange traded funds and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.

Investments in open-end mutual funds are valued at the closing NAV.

Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Fund’s portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At February 28, 2026, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as “market level fair value”). See the Fair Value Measurements note for more information.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

3. Restricted Securities

The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.

At February 28, 2026, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:

Principal Amount	Issuer	Acquisition Date	Cost	Value
364,401	Atlas Security Products, A, zero cpn., 2/08/27	9/01/25	$324,413	$340,421
364,401	Atlas Security Products, B, zero cpn., 2/08/28	9/01/25	314,278	318,296
364,401	Atlas Security Products, C, zero cpn., 2/08/29	9/01/25	309,775	296,847

Total Restricted Securities (Value is 0.2% of Net Assets)			$948,466	$955,564

4. Unfunded Loan Commitments

The Fund enters into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily. Funded portions of credit agreements are presented in the Consolidated Schedule of Investments.

At February 28, 2026, unfunded commitments were as follows:

Borrower	Unfunded Commitment
888 Holdings Ltd., Facility B	$212,328
First Brands Group LLC, 2021 First Lien	700,986
H-Food Holdings LLC, Revolving Commitment	135,464
Liberty Communications of Puerto Rico LLC, 2021 Additional Term Loan	45,456
Ligado Networks LLC, 2024-1 Refinancing Term Loan	91,714
Perforce, 2024-1 Refinancing Term Loan	129,706
Project Boost, 2025-2 Refinancing Term Loan	18,463
Proofpoint, 2025-B Incremental Term Loan	55,390
Sedgwick Claims, 2024 Term Loan	18,463
SonicWall, 2023 First Lien	369,683
Zodiac Purchaser LLC, Term Loan	29,674

$1,807,327

5. Investments in Affiliated Management Investment Companies

The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended February 28, 2026, the Fund held investments in affiliated management investment companies as follows:

	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Income from Securities Loaned

Non-Controlled Affiliates
Franklin Institutional U.S. Government Money Market Fund, 3.58%	$2,829,000	$56,104,000	$(58,352,000)	$-	$-	$581,000	581,000	$79,105

6. Investments in K2 Holdings Investment Corp. (K2 Subsidiary)

The Fund invests in certain financial instruments and commodity-linked derivative investments through its investment in the K2 Subsidiary. The K2 Subsidiary is a Cayman Islands exempted company with limited liability, is a wholly-owned subsidiary of the Fund, and is able to invest in certain financial instruments and commodity-linked derivative investments consistent with the investment objective of the Fund. At February 28, 2026, the K2 Subsidiary’s investments, as well as any other assets and liabilities of the K2 Subsidiary, are reflected in the Fund’s Consolidated Schedule of Investments. At February 28, 2026, the Fund’s investments in the K2 Subsidiary were as follows:

Fund Name	Subsidiary Name[a]	Consolidated Net Assets	Subsidiary Net Assets	% of Consolidated Net Assets
Franklin Alternative Strategies Fund	K2 Holdings Investment Corp.	$524,442,642	$62,914,003	12.0%

[a]	The Fund’s investments in the K2 Subsidiary is limited to 25% of consolidated assets.

7. Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

●	Level 1 – quoted prices in active markets for identical financial instruments

●	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

A summary of inputs used as of February 28, 2026, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1		Level 2			Level 3			Total
Assets:
Investments in Securities[a]
Equity Investments[b]	$	86,698,341	$	10,271,667		$	70,869	[c]	$	97,040,877
Convertible Bonds		–		110,049,349			–			110,049,349
Convertible Bonds in Reorganization		–		3,186			–			3,186
Corporate Bonds and Notes		–		14,207,058			2,764,483			16,971,541
Corporate Bonds and Notes in Reorganization		–		761,053			–			761,053
Senior Floating Rate Interests		–		3,514,824			2,989,008			6,503,832
Foreign Government and Agency Securities		–		30,162,343			–			30,162,343
Foreign Government and Agency Securities in Reorganization		–		2,118,705			–			2,118,705
U.S. Government and Agency Securities		–		21,125,354			–			21,125,354
Options Purchased		483,528		38,398			–			521,926
Short Term Investments		128,376,218		63,760,582			–			192,136,800

Total Investments in Securities	$	215,558,087	$	256,012,519	[d]	$	5,824,360		$	477,394,966

Other Financial Instruments:
Futures Contracts	$	6,492,644	$	–		$	–		$	6,492,644
Forward Exchange Contracts		–		1,812,489			–			1,812,489
Swap Contracts		–		35,718,330			–			35,718,330

Total Other Financial Instruments	$	6,492,644	$	37,530,819		$	–		$	44,023,463

Liabilities:
Other Financial Instruments:
Options Written	$	196,607	$	–		$	–		$	196,607
Securities Sold Short[a]		89,911,224		41,054,977	[e]		–			130,966,201
Futures Contracts		5,204,786		–			–			5,204,786
Forward Exchange Contracts		–		1,235,466			–			1,235,466
Swap Contracts		–		33,529,643			–	[c]		33,529,643
Unfunded Loan Commitments		–		747,700			35,255			782,955

Total Other Financial Instruments	$	95,312,617	$	76,567,786		$	35,255		$	171,915,658

[a]	For detailed categories, see the accompanying Consolidated Schedule of Investments.
[b]	Includes common stocks, preferred stocks as well as other equity interests.
[c]	Includes securities determined to have no value at February 28, 2026.
[d]

Includes foreign securities valued at $9,879,705, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial Instrument Valuation note for more information.

[e]

Includes foreign securities valued at $2,634,645, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial Instrument Valuation note for more information.

A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.